As filed with the Securities and Exchange Commission on November 30, 1998


                                                     Registration No. 33-45315
                                                             File No. 811-6550
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
          -------------------------------------------------------

                    Pre-Effective Amendment No.                   [ ]



                   Post-Effective Amendment No. 21                [X]



            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY   [X]
                                  ACT OF 1940



                                Amendment No. 23                  [X]
                        (Check appropriate box or boxes)


                                  MENTOR FUNDS
               (Exact name of registrant as specified in charter)

                              901 East Byrd Street
                            Richmond, Virginia 23219
                    (Address of principal executive offices)
        Registrant's Telephone Number, including Area Code (804) 782-3648

                                 ---------------

                           PAUL F. COSTELLO, President
                              901 East Byrd Street
                            Richmond, Virginia 23219
                     (Name and address of agent for service)

                                -----------------

                                    Copy to:
                           TIMOTHY W. DIGGINS, Esquire
                                  ROPES & GRAY
                             One International Place
                           Boston, Massachusetts 02110

                                 --------------

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)

[x]  on December 15, 1998 pursuant to paragraph (b)


[ ]  60 days after filing pursuant to paragraph (a)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485


      If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     THIS AMENDMENT RELATES TO EACH OF THE PORTFOLIOS OF THE REGISTRANT OTHER THAN MENTOR GROWTH OPPORTUNITIES AND MENTOR ASSET ALLOCATION PORTFOLIOS. NO INFORMATION RELATING TO MENTOR GROWTH OPPORTUNITIES OR MENTOR ASSET ALLOCATION PORTFOLIOS IS AMENDED, DELETED, OR SUPERSEDED HEREBY.

                                  MENTOR FUNDS
                             CROSS REFERENCE SHEET

                          (as required by Rule 404(a))



Part A - Mentor Funds - Class A and B Shares: Mentor Growth Portfolio, Mentor Perpetual Global Portfolio, Mentor Capital Growth Portfolio, Mentor Balanced Portfolio, Mentor Income and Growth Portfolio, Mentor Municipal Income
Portfolio, Mentor Quality Income Portfolio, Mentor Short-Duration Income Portfolio and Mentor High Income Portfolio



    N-1A Item No.                            Location
1.  Cover Page  . . . . . . . . . . . .  Cover Page
2.  Synopsis  . . . . . . . . . . . . .  Cover Page; Expenses Summary;
                                         Financial Highlights
3.  Condensed Financial Information . .  Expenses Summary; Financial
                                         Highlights
4.  General Description of Registrant .  Cover Page; Investment
                                         Objectives and Policies;
                                         General

5.  Management of the Fund  . . . . . .  Investment Objectives
                                         and Policies; Other
                                         Investment Practices;
                                         Valuing Shares;
                                         Distribution Plans; General;
                                         Management; The Sub-Advisers;
                                         Other Services; Performance
                                         Information

5A. Management's Discussion
    of Fund Performance   . . . . . . .  (Contained in the Annual
                                         Report of the Registrant)
6.  Capital Stock and Other
      Securities  . . . . . . . . . . .  How to Buy Shares; How
                                         to Exchange Shares;
                                         Distributions and Taxes;
                                         Management; General
7.  Purchase of Securities Being
      Offered . . . . . . . . . . . . .  Sales Arrangements; How
                                         to Buy Shares; Management
8.  Redemption or Repurchase  . . . . .  How to Buy Shares; How
                                         to Sell Shares; How to
                                         Exchange Shares
9.  Pending Legal Proceedings . . . . .  Not Applicable

Part A - Mentor Funds - Class Y Shares: Mentor Growth Portfolio, Mentor Perpetual Global Portfolio, Mentor Capital Growth Portfolio, Mentor Balanced Portfolio, Mentor Income and Growth Portfolio, Mentor Municipal Income
Portfolio, Mentor Quality Income Portfolio, Mentor Short-Duration Income Portfolio and Mentor High Income Portfolio.



    N-1A Item No.                            Location

1.  Cover Page  . . . . . . . . . . . .  Cover Page

2.  Synopsis  . . . . . . . . . . . . .  Cover Page; Expenses Summary;
3.  Condensed Financial Information . .  Expenses Summary

4.  General Description of Registrant .  Cover Page; Investment
                                         Objectives and Policies;
                                         General

5.  Management of the Fund  . . . . . .  Investment Objectives
                                         and Policies; Other
                                         Investment Practices;
                                         Valuing the Portfolios'
                                         Shares; General; Management;
                                         The Sub-Advisers; Other
                                         Services; Performance
                                         Information

5A. Management's Discussion
    of Fund Performance   . . . . . . .  Not Applicable

6.  Capital Stock and Other
      Securities  . . . . . . . . . . .  How to Buy Shares; How
                                         to Exchange Shares;
                                         Distributions and Taxes;
                                         Management; General

7.  Purchase of Securities Being
      Offered . . . . . . . . . . . . .  How to Buy Shares; Management

8.  Redemption or Repurchase  . . . . .  How to Buy Shares; How
                                         to Sell Shares; How to
                                         Exchange Shares
9.  Pending Legal Proceedings . . . . .  Not Applicable

Part A - Mentor Funds - Money Market, U.S. Governmental Money Market, and Tax-Exempt Money Market Retail Shares




        N-1A Item No.                      Location

1.      Cover Page....................... Cover Page

2.      Synopsis......................... Cover Page; Expense summary

3.      Condensed Financial Information.. Expense summary

4.      General Description
          of Registrant.................. Cover Page; Investment objective and policies; General

5.      Management of the Fund........... Investment objective and policies;
                                          Management; General; How the
                                          Portfolio values its shares;
                                          Custodian and transfer and dividend
                                          agent; Performance information

5A.     Management's Discussion
          of Fund Performance............ Not applicable


6.      Capital Stock and Other
          Securities...................... Management; General; Purchase
                                           of shares; How distributions
                                           are made; tax information;
                                           Performance information

7.      Purchase of Securities Being
          Offered......................... Management; Purchase
                                           of shares

8.      Redemption or Repurchase.......... Purchase of shares; Redemption of shares

9.      Pending Legal Proceedings......... Not Applicable

Part A - Mentor Funds - Money Market, U.S. Government Money Market, and Tax-Exempt Money Market Institutional Shares


        N-1A Item No.                        Location
1.      Cover Page......................... Cover Page

2.      Synopsis........................... Cover Page; Expense summary

3.      Condensed Financial Information.... Expense summary

4.      General Description of Registrant.. Cover Page; Investment objective and policies; General

5.      Management of the Fund............. Investment objective and policies;
                                            Management; General; How the Portfolio
                                            values its shares; Custodian and transfer
                                            and dividend agent; Performance information

5A.     Management's Discussion
          of Fund Performance.............. Not applicable



6.      Capital Stock and Other
          Securities........................ Management; General; Purchase of
                                             shares; How distributions are made;
                                             tax information; Performance
                                             information

7.      Purchase of Securities Being
          Offered........................... Management; Purchase
                                             of shares

8.      Redemption or Repurchase............ Purchase of shares; Redemption of shares

9.      Pending Legal Proceedings........... Not Applicable

Part B - Class A, B and Y Shares: Mentor Growth Portfolio, Mentor
Perpetual Global Portfolio, Mentor Capital Growth Portfolio, Mentor Balanced Portfolio, Mentor Income and Growth Portfolio, Mentor Municipal Income Portfolio, Mentor Quality Income Portfolio, Mentor Short-Duration Income Portfolio and Mentor High Income Portfolio



     N-1A Item No.                        Location

10.     Cover Page ........................  Cover Page
11.     Table of Contents .................  Table of Contents
12.     General Information and History ...  Cover Page; Introduction
13.     Investment Objectives and
          Policies ........................  Investment Restrictions
                                             (Part I and Part II);
                                             Certain Investment
                                             Techniques (Part III)

14.     Management of the Fund ............  Management of the Trust;
                                             Principal Holders of
                                             Securities; Investment
                                             Advisory Services;
                                             Administrative Services;
                                             Shareholder Servicing
                                             Plan; Brokerage
                                             Transactions;
                                             Distribution (Part III);
                                             Members of Investment
                                             Management Teams

15.     Control Persons and Principal
          Holders of Securities  ..........  Principal Holders of
                                             Securities (Part III)
16.     Investment Advisory and Other
          Services ........................  Management of the Trust;
                                             Principal Holders of
                                             Securities; Investment
                                             Advisory Services;
                                             Administrative Services;
                                             Shareholder Servicing
                                             Plan; Brokerage
                                             Transactions;
                                             Distribution (Part III);
                                             Custodian

17.     Brokerage Allocation ............... Brokerage Transactions
                                             (Part III)

18.     Capital Stock and Other
          Securities ....................... How to Buy Shares;
                                             Distribution; Determining
                                             Net Asset Value; Taxes;
                                             Shareholder Liability
                                             (Part III)
19.     Purchase; Redemption and Pricing
          of Securities Being Offered ...... Brokerage Transactions;
                                             Distribution;
                                             Determining Net Asset
                                             Value; Redemptions in
                                             Kind (Part III)
20.     Tax Status ......................... Investment Restrictions;
                                             Taxes (Part III)
21.     Underwriters ....................... Distribution
22.     Calculations of Performance Data.... Performance Information;
                                             Performance Comparisons
                                             (Part III)
23.     Financial Statements ............... Independent Accountants;
                                             Financial Statements
                                             (Part III)

Part B - Money Market, U.S. Government Money Market and Tax-Exempt Money Market Institutional and Retail Shares


     N-1A Item No.                        Location

10.     Cover Page ........................  Cover Page
11.     Table of Contents .................  Table of Contents
12.     General Information and History ...  Cover Page; Introduction
13.     Investment Objectives and
          Policies ........................  Investment Restrictions
                                             (Part I and Part II);
                                             Certain Investment
                                             Techniques (Part III)

14.     Management of the Fund ............  Management of the Trust;
                                             Principal Holders of
                                             Securities; Investment
                                             Advisory Services;
                                             Administrative Services;
                                             Shareholder Servicing
                                             Plan; Brokerage
                                             Transactions;
                                             Distribution (Part III);
                                             Members of Investment
                                             Management Teams

15.     Control Persons and Principal
          Holders of Securities  ..........  Principal Holders of
                                             Securities (Part III)
16.     Investment Advisory and Other
          Services ........................  Management of the Trust;
                                             Principal Holders of
                                             Securities; Investment
                                             Advisory Services;
                                             Administrative Services;
                                             Shareholder Servicing
                                             Plan; Brokerage
                                             Transactions;
                                             Distribution (Part III);
                                             Custodian

17.     Brokerage Allocation ............... Brokerage Transactions
                                             (Part III)

18.     Capital Stock and Other
          Securities ....................... How to Buy Shares;
                                             Distribution; Determining
                                             Net Asset Value; Taxes;
                                             Shareholder Liability
                                             (Part III)
19.     Purchase; Redemption and Pricing
          of Securities Being Offered ...... Brokerage Transactions;
                                             Distribution;
                                             Determining Net Asset
                                             Value; Redemptions in
                                             Kind (Part III)
20.     Tax Status ......................... Investment Restrictions;
                                             Taxes (Part III)
21.     Underwriters ....................... Distribution
22.     Calculations of Performance Data.... Performance Information;
                                             Performance Comparisons
                                             (Part III)
23.     Financial Statements ............... Independent Accountants;
                                             Financial Statements
                                             (Part III)


Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

P R O S P E C T U S                                          December 15, 1998
(Class A and B Shares)




                                 Mentor Funds



     Mentor Funds, an open-end management investment company, is offering shares of nine different investment portfolios by this Prospectus: Mentor Growth Portfolio, Mentor Capital Growth Portfolio, Mentor Balanced Portfolio, Mentor Income and Growth Portfolio, Mentor Perpetual Global Portfolio (a global growth fund), Mentor Quality Income Portfolio, Mentor Municipal Income Portfolio, Mentor Short-Duration Income Portfolio, and Mentor High Income Portfolio. CERTAIN OF THE PORTFOLIOS MAY USE "LEVERAGE" -- THAT IS, THEY MAY BORROW MONEY TO PURCHASE ADDITIONAL PORTFOLIO SECURITIES, WHICH INVOLVES SPECIAL RISKS. See "Other Investment Practices and Risk Factors."


     Mentor Funds provides investors an opportunity to design their own investment programs by investing in a variety of Portfolios offering a wide array of investment strategies. Each Portfolio pursues its investment objectives through the investment policies described in this Prospectus. This Prospectus sets forth concisely the information about Mentor Funds that a prospective investor should know before investing. Please read this Prospectus carefully and retain it for future reference. YOU CAN FIND MORE DETAILED INFORMATION IN THE DECEMBER 15, 1998 STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT OR FOR OTHER INFORMATION, PLEASE CALL MENTOR SERVICES COMPANY, INC. AT 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The address of Mentor Funds is P.O. Box 1357, Richmond, Virginia 23218-1357.



                                ----------------

                            Mentor Distributors, LLC
                                  Distributor



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                   ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS




                                                          PAGE
                                                         -----
Expense Summary ......................................     3
Financial Highlights .................................     6
Investment Objectives and Policies ...................    15
Other Investment Practices and Risk Factors ..........    24
Valuing the Portfolios' Shares .......................    33
Sales Arrangements ...................................    33
How To Buy Shares ....................................    34
Distribution Plans (Class B Shares) ..................    38
How To Sell Shares ...................................    39
How To Exchange Shares ...............................    40
How Distributions Are Made ...........................    41
Taxes ................................................    41
Management ...........................................    42
Other Services .......................................    44
General Information ..................................    45
Performance Information ..............................    46
APPENDIX .............................................    47

                                EXPENSE SUMMARY


     Expenses are one of several factors to consider when investing in a Portfolio. The tables on this page and the next are provided to help you understand the expenses of investing in each of the Portfolios and your share of the operating expenses of each of the Portfolios. Expenses shown are based on those incurred for the last fiscal year (except that in respect of Class A shares of the Balanced Portfolio and Class A and B shares of the High Income Portfolio, expenses shown are estimated based on the expenses the Portfolios expect to incur in respect of those classes during the current fiscal year). The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each of the Portfolios over specified periods.





                                                                                  CLASS A      CLASS B
                                                                                   SHARES     SHARES(1)
                                                                                 ---------   ----------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)
 Mentor Growth Portfolio .....................................................   5.75%          None
 Mentor Capital Growth Portfolio .............................................   5.75%          None
 Mentor Balanced Portfolio ...................................................   5.75%          None
 Mentor Income and Growth Portfolio ..........................................   5.75%          None
 Mentor Perpetual Global Portfolio ...........................................   5.75%          None
 Mentor Quality Income Portfolio .............................................   4.75%          None
 Mentor Municipal Income Portfolio ...........................................   4.75%          None
 Mentor Short-Duration Income Portfolio ......................................   1.00%          None
 Mentor High Income Portfolio ................................................   4.75%          None
Maximum Sales Charge Imposed on Reinvested Dividends .........................   None           None
Exchange Fee .................................................................   None           None
Contingent Deferred Sales Charge (as a percentage of the lower of the original purchase price or redemption proceeds of shares redeemed)
  Class A Shares (all Portfolios): ...........................................   None(2)
   Class B Shares(3)(4):





   Growth, Capital Growth, Income and           4.0% in the first year, declining to 1.0% in the fifth
    Growth, Global, and Balanced Portfolios      year, and eliminated thereafter
   Quality Income, Municipal Income,            4.0% in the first year, declining to 1.0% in the sixth
    Short-Duration Income, and High Income       year, and eliminated thereafter
    Portfolio


----------

(1) Long-term Class B shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

(2) A contingent deferred sales charge ("CDSC") of 1.00% is assessed on Class A shares that are purchased without an initial sales charge as part of an investment of over $1 million that are redeemed within one year of purchase.

(3) The amount redeemed is computed as the lesser of the current net asset value of the shares redeemed, and the original purchase price of the shares. See "How to Buy Shares."

(4) Shares purchased as part of asset-allocation plans pursuant to the BL Purchase Program are subject to a CDSC of 1.00% if the shares are redeemed within one year of purchase. See "How to Buy Shares -- the BL Purchase Program."

ANNUAL PORTFOLIO OPERATING EXPENSES
(as a percentage of average net assets)




                                                                INCOME
                                          CAPITAL                 AND
                                GROWTH     GROWTH   BALANCED    GROWTH
                              ---------- --------- ---------- ----------
CLASS A SHARES
Investment Advisory Fee .....     0.70%     0.80%      0.75%      0.75%
12b-1 Fees ..................     None      None       None       None
Other Expenses
 Shareholder Service
   Plan Fees ................     0.25%     0.25%      0.25%      0.25%
 Other Expenses .............     0.31%     0.29%      0.35%      0.32%
                                 -----     -----      -----      -----
Total Other Expenses ........     0.56%     0.54%      0.60%      0.57%
                                 -----     -----      -----      -----
Total Portfolio Operating
 Expenses ...................     1.26%     1.34%      1.35%      1.32%
CLASS B SHARES
Investment Advisory Fee .....     0.70%     0.80%      0.75%      0.75%
12b-1 Fees ..................     0.75%     0.75%      0.75%      0.75%
Other Expenses
 Shareholder Service
   Plan Fees ................     0.25%     0.25%      0.25%      0.25%
 Other Expenses .............     0.31%     0.29%      0.35%      0.32%
                                 -----     -----      -----      -----
Total Other Expenses ........     0.56%     0.54%      0.60%      0.57%
                                 -----     -----      -----      -----
Total Portfolio Operating
 Expenses ...................     2.01%     2.09%      2.10%      2.07%



                               PERPETUAL    QUALITY    MUNICIPAL     SHORT-        HIGH
                                 GLOBAL      INCOME      INCOME     DURATION      INCOME
                              ----------- ----------- ----------- ------------ ------------
CLASS A SHARES
Investment Advisory Fee .....     1.05%       0.48%*      0.60%        0.32%*      0.35%*
12b-1 Fees ..................     None        None        None        None         None
Other Expenses
 Shareholder Service
   Plan Fees ................     0.25%       0.25%       0.25%        0.25%       0.25%
 Other Expenses .............     0.45%       0.32%       0.32%        0.29%*      0.35%**
                                 -----       -----       -----       ------       -----
Total Other Expenses ........     0.70%       0.57%*      0.57%        0.54%*      0.60%
                                 -----       -----       -----       ------       -----
Total Portfolio Operating
 Expenses ...................     1.75%       1.05%*      1.17%        0.86%*      0.95%*
CLASS B SHARES
Investment Advisory Fee .....     1.05%       0.48%*      0.60%        0.32%*      0.35%*
12b-1 Fees ..................     0.75%       0.50%       0.50%        0.30%       0.50%
Other Expenses
 Shareholder Service
   Plan Fees ................     0.25%       0.25%       0.25%        0.25%       0.25%
 Other Expenses .............     0.45%       0.32%       0.32%        0.29%*      0.35%**
                                 -----       -----       -----       ------       -----
Total Other Expenses ........     0.70%       0.57%       0.57%        0.54%*      0.60%
                                 -----       -----       -----       ------       -----
Total Portfolio Operating
 Expenses ...................     2.50%       1.55%*      1.67%        1.16%*      1.45%*


----------
 * After expense limitation.

** Other Expenses are estimated based on the expenses the Portfolio expects to incur during its first full year of operations.


     Mentor Investment Advisors, LLC has agreed to limit its Management Fees from each of the Quality Income, Short-Duration Income and High Income Portfolios, and Mentor Investment Group has agreed to limit certain administrative services fees from the Short-Duration Income Portfolio to the extent necessary to limit the Total Portfolio Operating Expenses of those Portfolios to the levels shown. In the absence of these expense limitations, Management Fees for the Quality Income, the Short-Duration Income, and the High Income Portfolios would be 0.60%, 0.50% and 0.70% respectively; Other Expenses for the Short-Duration Income Portfolio would have been 0.39%; and Total Portfolio Operating Expenses would have been as follows: Balanced Portfolio, Class B--2.12%, Quality Income Portfolio, Class A -- 1.18%, Class B -- 1.67%; Short-Duration Income Portfolio, Class A -- 1.14%, Class B -- 1.44%; and High Income Portfolio Class A -- 1.30%, Class B -- 1.80%.

EXAMPLES

     You would pay the following expenses on a $1,000 investment, assuming 5% annual return and no redemption at the end of each period:




                                                1 YEAR              3 YEAR              5 YEAR             10 YEAR
                                          ------------------- ------------------- ------------------- ------------------
                                           CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                          --------- --------- --------- --------- --------- --------- --------- --------
Growth Portfolio ........................    70        $20        95       63        123       108       201      234
Capital Growth Portfolio ................    70         21        98       65        127       112       209      242
Balanced Portfolio ......................    70         22        98       66        127       114       211      245
Income and Growth Portfolio .............    70         21        97       65        126       111       207      240
Global Portfolio ........................    74         25       109       78        147       133       252      284
Quality Income Portfolio ................    58         16        79       49        103        84       170      185
Municipal Income Portfolio ..............    59         17        83       53        109        91       183      198
Short-Duration Income Portfolio .........    19         12        37       37         57        64       115      141
High Income Portfolio ...................    57         15        76       46         --        --        --       --


     You would pay the following expenses on a $1,000 investment, assuming 5% annual return and redemption at the end of each period:




                                                1 YEAR              3 YEAR              5 YEAR             10 YEAR
                                          ------------------- ------------------- ------------------- ------------------
                                           CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                          --------- --------- --------- --------- --------- --------- --------- --------
Growth Portfolio ........................    70        60         95        93       123       118       201      234
Capital Growth Portfolio ................    70        61         98        95       127       122       209      242
Balanced Portfolio ......................    70        62         98        96       127       124       211      245
Income and Growth Portfolio .............    70        61         97        95       126       121       207      240
Global Portfolio ........................    74        65        109       108       147       143       252      284
Quality Income Portfolio ................    58        56         79        79       103        94       170      185
Municipal Income Portfolio ..............    59        57         83        83       109       101       183      198
Short-Duration Income Portfolio .........    19        52         37        67        57        74       115      141
High Income Portfolio ...................    57        55         76        76        --        --        --       --


     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY VARY.

                              FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     The following tables have been derived from the Financial Highlights included in Mentor Funds' financial statements, which have been audited by KPMG Peat Marwick LLP, Mentor Funds' independent auditors. The report of KPMG Peat Marwick LLP, along with the Portfolios' financial statements and notes thereto, is included in the Statement of Additional Information, which may be obtained in the manner described on the cover page of this Prospectus. See "Financial Statements" in the Statement of Additional Information.

CLASS A SHARES



                                                                MENTOR GROWTH PORTFOLIO
                                              -----------------------------------------------------------
                                                   YEAR         YEAR          YEAR           PERIOD
                                                  ENDED         ENDED        ENDED            ENDED
                                                 9/30/98       9/30/97      9/30/96         9/30/95*
                                              ------------- ------------ ------------- ------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD ........   $ 19.94      $ 18.47       $ 16.08        $   13.37
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..............     (0.12)       (0.17)        (0.10)           (0.01)
  Net realized and unrealized gain
   (loss) on investments ....................     (4.03)        4.19          4.23             2.72
                                                --------     ---------     --------       ----------
  Total from investment operations ..........     (4.15)        4.02          4.13             2.71
LESS DISTRIBUTIONS
 Distributions from net investment
  income ....................................         --          --            --               --
 Distributions from capital gains ...........     (1.19)       (2.55)        (1.74)              --
                                                --------     ---------     --------       ----------
   Total Distributions ......................     (1.19)       (2.55)        (1.74)              --
                                                --------     ---------     --------       ----------
NET ASSET VALUE, END OF PERIOD ..............   $ 14.60      $ 19.94       $ 18.47        $   16.08
                                                ========     =========     ========       ==========
Total Return ................................    (22.08%)      25.81%        29.15%           20.27%
                                                ========     =========     ========       ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $  77,720    $ 105,033     $  40,272       $   20,368
Ratio of expenses to average net assets .....      1.26%        1.28%         1.28%            1.36%(a)
Ratio of expenses to average net assets
 excluding waiver ...........................      1.26%        1.28%         1.28%            1.36%(a)
Ratio of net investment income (loss) to
 average net assets .........................     (0.56%)      (0.67%)       (0.39%)          (0.65%)(a)
Portfolio turnover rate .....................        88%          77%          105%              70%
Average commission rate on portfolio
 transactions ............................... $  0.0658    $  0.0651    $   0.0602               --
                                              ==========    ==========   ==========       ==========



                                                                  MENTOR CAPITAL GROWTH PORTFOLIO
                                              ------------------------------------------------------------------------
                                                  YEAR         YEAR        YEAR        YEAR        YEAR        YEAR
                                                  ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                 9/30/98     9/30/97     9/30/96     9/30/95     9/30/94     9/30/93
                                              ------------ ----------- ----------- ----------- ----------- -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD ........  $ 22.42     $ 19.36     $ 16.02       $ 14.88     $ 15.26     $ 14.21
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..............    (0.10)      (0.02)       0.11          0.02        0.09        0.14
  Net realized and unrealized gain
   (loss) on investments ....................     2.34        5.87        3.73          2.91       (0.30)       1.02
                                               ---------   ---------   --------      -------     -------     -------
  Total from investment operations ..........     2.24        5.85        3.84          2.93       (0.21)       1.16
LESS DISTRIBUTIONS
 Distributions from net investment
  income ....................................    (0.01)         --          --            --       (0.04)      (0.11)
 Distributions from capital gains ...........    (1.94)      (2.79)      (0.50)        (1.79)      (0.13)         --
                                               ---------   ---------   ---------     -------     -------     -------
   Total Distributions ......................    (1.95)      (2.79)      (0.50)        (1.79)      (0.17)      (0.11)
                                               ---------   ---------   ---------     -------     -------     -------
NET ASSET VALUE, END OF PERIOD ..............  $ 22.71     $ 22.42     $ 19.36       $ 16.02     $ 14.88     $ 15.26
                                               =========   =========   =========     =======     =======     =======
Total Return ................................    10.72%      34.78%      24.63%        20.18%      (1.37%)      8.21%
                                               =========   =========   =========     =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $145,117    $ 65,703    $ 31,889       $29,582     $21,181     $31,360
Ratio of expenses to average net assets .....     1.34%       1.41%       1.43%         1.87%       1.70%       1.49%
Ratio of expenses to average net assets
 excluding waiver ...........................     1.34%       1.41%       1.43%         1.87%       1.70%       1.59%
Ratio of net investment income (loss) to
 average net assets .........................     0.06%       0.53%       0.51%         0.27%       0.53%       0.96%
Portfolio turnover rate .....................      104%         64%         98%          157%        149%        192%
Average commission rate on portfolio
 transactions ...............................  $0.0692   $  0.0697   $  0.0688            --          --          --
                                               =========   =========   =========     =======     =======     =======



                                               MENTOR CAPITAL
                                                   GROWTH
                                                 PORTFOLIO
                                              ----------------
                                                    YEAR
                                                    ENDED
                                                  9/30/92**
                                              ----------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD ........    $   14.18
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss) ..............         0.08
  Net realized and unrealized gain
   (loss) on investments ....................         0.03
                                                 ---------
  Total from investment operations ..........         0.11
LESS DISTRIBUTIONS
 Distributions from net investment
  income ....................................        (0.08)
 Distributions from capital gains ...........           --
                                                 ---------
   Total Distributions ......................        (0.08)
                                                 ---------
NET ASSET VALUE, END OF PERIOD ..............    $   14.21
                                                 =========
Total Return ................................         0.78%
                                                 =========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $  20,864
Ratio of expenses to average net assets .....         1.14%(a)
Ratio of expenses to average net assets
 excluding waiver ...........................         1.43%(a)
Ratio of net investment income (loss) to
 average net assets .........................         1.54%(a)
Portfolio turnover rate .....................           61%
Average commission rate on portfolio
 transactions ...............................           --
                                                 =========


---------
  * For the period from June 5, 1995 (initial offering of Class A shares) to September 30, 1995.
 ** Reflects operations for the period from April 29, 1992 (commencement of operations) to September 30, 1992.

(a) Annualized.

                                    MENTOR
                                   BALANCED
                                   PORTFOLIO                           MENTOR INCOME AND GROWTH PORTFOLIO
                              ------------------ ------------------------------------------------------------------------------
                                    PERIOD           YEAR        YEAR        YEAR        YEAR        YEAR          PERIOD
                                     ENDED          ENDED       ENDED       ENDED       ENDED       ENDED           ENDED
                                  9/30/98***       9/30/98     9/30/97     9/30/96     9/30/95     9/30/94        9/30/93*
                              ------------------ ----------- ----------- ----------- ----------- ----------- ------------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD ........    $  13.69        $ 20.60     $ 19.16     $ 17.13       $ 15.27     $ 14.88      $    14.14
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
  income (loss) .............        0.00(b)        0.51        0.44        0.37          0.40        0.31            0.09
 Net realized and
  unrealized gain
  (loss) on
  investments ...............        0.00(b)        0.60        3.39        2.75          2.14        0.64            0.73
                                 --------        --------    --------    --------      -------     -------      ----------
 Total from investment
  operations ................        0.00(b)        1.11        3.83        3.12          2.54        0.95            0.82
LESS DISTRIBUTIONS
 Distributions from
  net investment
  income ....................          --          (0.51)      (0.47)      (0.35)        (0.43)      (0.30)          (0.08)
 Distributions from
  capital gains .............          --          (1.66)      (1.92)      (0.74)        (0.25)      (0.26)             --
                                 ----------      ---------   ---------   ---------     --------     -------      ----------
 Total distributions ........          --          (2.17)      (2.39)      (1.09)        (0.68)      (0.56)          (0.08)
                                 ----------      ---------   ---------   ---------     --------     -------      ----------
NET ASSET VALUE, END OF
 PERIOD .....................    $  13.69        $ 19.54     $ 20.60     $ 19.16       $ 17.13     $ 15.27      $    14.88
                                 ==========      =========   =========   =========     ========     =======      ==========
Total Return ................          (0%)(c)      5.81%      22.11%      19.13%        17.24%       6.54%           5.54%
                                 ==========      =========   =========   =========     ========     =======      ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands) .............   $   3,534      $  98,794   $  63,509   $  24,210       $19,888     $17,773      $    9,849
Ratio of expenses to
 average net assets .........        1.35%(a)       1.32%       1.35%       1.36%         1.69%       1.75%           1.56%(a)
Ratio of expenses to
 average net assets
 excluding waiver ...........        1.35%          1.32%       1.35%       1.36%         1.69%       1.75%           1.94%(a)
Ratio of net investment
 income (loss) to
 average net assets .........        1.52%(a)       2.70%       2.63%       2.08%         2.53%       2.20%           2.35%(a)
Portfolio turnover rate .....          89%            40%         75%         72%           62%         78%             13%
Average commission
 rate on portfolio
 transactions ...............   $  0.0687      $  0.0540   $  0.0515   $  0.0492            --          --              --
                                ===========      =========   =========   =========     =======     =======      ==========



                                                MENTOR PERPETUAL GLOBAL PORTFOLIO
                              ---------------------------------------------------------------------
                                  YEAR         YEAR         YEAR         YEAR          PERIOD
                                  ENDED       ENDED        ENDED        ENDED           ENDED
                                 9/30/98     9/30/97      9/30/96      9/30/95        9/30/94**
                              ------------ ----------- ------------- ----------- ------------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD ........  $ 20.94     $ 17.86       $ 15.88      $ 14.23       $    14.18
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
  income (loss) .............    (0.03)       0.04         (0.04)        0.05            (0.01)
 Net realized and
  unrealized gain
  (loss) on
  investments ...............    (0.97)       3.67          2.82         1.60             0.06
                               --------    --------      --------     -------       ----------
 Total from investment
  operations ................    (1.00)       3.71          2.78         1.65             0.05
LESS DISTRIBUTIONS
 Distributions from
  net investment
  income ....................        --         --            --           --              --
 Distributions from
  capital gains .............    (1.02)      (0.63)        (0.80)          --              --
                               --------    ---------     --------     --------      ----------
 Total distributions ........    (1.02)      (0.63)        (0.80)          --              --
                               --------    ---------     --------     --------      ----------
NET ASSET VALUE, END OF
 PERIOD .....................  $ 18.92     $ 20.94       $ 17.86      $ 15.88       $    14.23
                               ========    =========     ========     ========      ==========
Total Return ................    (4.97%)     21.59%        18.40%       11.60%           0.35%
                               ========    =========     ========     ========      ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands) ............. $ 59,012    $ 46,556      $ 13,098     $  6,854      $    8,882
Ratio of expenses to
 average net assets .........     1.75%       1.89%         1.95%        2.06%           2.09%(a)
Ratio of expenses to
 average net assets
 excluding waiver ...........     1.75%       1.89%         1.95%        2.11%           3.18%(a)
Ratio of net investment
 income (loss) to
 average net assets .........    (0.01%)      0.07%        (0.21%)       0.26%          (0.10%)(a)
Portfolio turnover rate .....      162%        128%          130%         155%              2%
Average commission
 rate on portfolio
 transactions ............... $ 0.0188    $ 0.0319      $ 0.0320           --              --
                              =========    =========    ==========     ========      ==========



---------
  * Reflects operations for the period from May 24, 1993 (commencement of operations) to September 30, 1993.
 ** Reflects operations for the period from March 29, 1994 (commencement of operations) to September 30, 1994.
*** For the period from September 16, 1998 (initial offering of Class A) to
    September 30, 1998.
(a) Annualized.
(b) Income for period was less than $0.01 per share.
(c) Total return does not reflect sales commissions and is not annualized.

                                                                    MENTOR QUALITY INCOME PORTFOLIO
                                                                  -----------------------------------
                                                                      YEAR        YEAR        YEAR
                                                                     ENDED       ENDED       ENDED
                                                                    9/30/98     9/30/97     9/30/96
                                                                  ----------- ----------- -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD ............................   $ 13.18     $ 12.91     $ 13.29
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss) ...................................     0.79        0.97        0.89
 Net realized and unrealized gain (loss) on investments .........     0.47        0.26       (0.37)
                                                                    -------     -------     -------
 Total from investment operations ...............................     1.26        1.23        0.52
LESS DISTRIBUTIONS
 Distributions from net investment income .......................    (0.83)      (0.96)      (0.90)
 Distributions from capital gains ...............................                   --          --
                                                                    -------     -------     -------
 Total Distributions ............................................    (0.83)      (0.96)      (0.90)
                                                                    -------     -------     -------
NET ASSET VALUE, END OF PERIOD ..................................   $ 13.61     $ 13.18     $ 12.91
                                                                    =======     =======     =======
Total Return ....................................................      9.95%       9.86%       4.09%
                                                                    =======     =======     =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ........................   $94,279     $53,176     $21,092
Ratio of expenses to average net assets .........................      1.05%       1.05%       1.05%
Ratio of expenses to average net assets excluding waiver ........      1.18%       1.18%       1.31%
Ratio of net investment income (loss) to average net assets .....      5.73%       7.01%       6.84%
Portfolio turnover rate .........................................       114%        100%        254%
Average commission rate on portfolio transactions ...............        --          --          --
                                                                    =======     =======     =======



                                                                            MENTOR QUALITY INCOME PORTFOLIO
                                                                  ----------------------------------------------------
                                                                      YEAR        YEAR        YEAR          YEAR
                                                                     ENDED       ENDED       ENDED          ENDED
                                                                    9/30/95     9/30/94     9/30/93       9/30/92**
                                                                  ----------- ----------- ----------- ----------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD ............................   $ 12.75     $ 14.04     $ 14.39      $   14.30
INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss) ...................................      0.84        0.84        1.06           0.44
 Net realized and unrealized gain (loss) on investments .........      0.61       (1.30)      (0.31)          0.09
                                                                    -------     -------     -------      ---------
 Total from investment operations ...............................      1.45       (0.46)       0.75           0.53
LESS DISTRIBUTIONS
 Distributions from net investment income .......................     (0.91)      (0.83)      (1.10)         (0.44)
 Distributions from capital gains ...............................        --          --          --             --
                                                                    -------     -------     -------      ---------
 Total Distributions ............................................     (0.91)      (0.83)      (1.10)         (0.44)
                                                                    -------     -------     -------      ---------
NET ASSET VALUE, END OF PERIOD ..................................   $ 13.29     $ 12.75     $ 14.04      $   14.39
                                                                    =======     =======     =======      =========
Total Return ....................................................     11.82%      (3.39%)      5.41%          3.37%
                                                                    =======     =======     =======      =========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ........................   $24,472     $30,142     $47,780      $  36,740
Ratio of expenses to average net assets .........................      1.32%       1.38%       1.04%          0.36%(a)
Ratio of expenses to average net assets excluding waiver ........      1.36%       1.39%       1.22%          1.21%(a)
Ratio of net investment income (loss) to average net assets .....      6.73%       6.33%       7.31%          8.00%(a)
Portfolio turnover rate .........................................       368%        455%        102%             9%
Average commission rate on portfolio transactions ...............        --          --          --             --
                                                                    =======     =======     =======      =========



---------
* For the period from June 16, 1995 (initial offering of Class A shares) to September 30, 1995.
** Reflects operations for the period from April 29, 1992 (commencement of operations) to September 30, 1992.
(a) Annualized.

                                                         MENTOR MUNICIPAL INCOME PORTFOLIO
                              ----------------------------------------------------------------------------------------
                                  YEAR        YEAR        YEAR        YEAR        YEAR        YEAR          YEAR
                                 ENDED       ENDED       ENDED       ENDED       ENDED       ENDED          ENDED
                                9/30/98     9/30/97     9/30/96     9/30/95     9/30/94     9/30/93       9/30/92**
                              ----------- ----------- ----------- ----------- ----------- ----------- ----------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD.........   $ 15.50     $ 15.04     $ 14.92     $ 14.42     $ 16.05     $ 14.76      $   14.29
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
  income (loss) .............      0.66        0.81        0.82        0.81        0.82        0.92           0.32
 Net realized and
  unrealized gain
  (loss) on
  investments ...............      0.59        0.49        0.12        0.51       (1.54)       1.32           0.47
                                -------     -------     -------     -------     -------     -------      ---------
 Total from investment
  operations ................      1.25        1.30        0.94        1.32       (0.72)       2.24           0.79
LESS DISTRIBUTIONS
 Distributions from net
  investment income..........     (0.76)      (0.81)      (0.82)      (0.82)      (0.81)      (0.95)         (0.32)
 Distributions from
  capital gains .............        --       (0.03)         --          --       (0.10)         --             --
                                -------     -------     -------     -------     -------     -------      ---------
 Total Distributions ........     (0.76)      (0.84)      (0.82)      (0.82)      (0.91)      (0.95)         (0.32)
                                -------     -------     -------     -------     -------     -------      ---------
NET ASSET VALUE, END OF
 PERIOD .....................   $ 15.99     $ 15.50     $ 15.04     $ 14.92     $ 14.42     $ 16.05      $   14.76
                                -------     =======     =======     =======     =======     =======      =========
Total Return ................      8.24%       8.89%       6.46%       9.46%      (4.83%)     16.00%          5.34%
                                =======     =======     =======     =======     =======     =======      =========
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of period
 (in thousands) .............   $51,757     $29,394     $17,558     $20,460     $25,056     $29,245      $  18,801
Ratio of expenses to
 average net assets .........      1.17%       1.22%       1.24%       1.43%       1.24%       0.71%          0.00%(a)
Ratio of expenses to
 average net assets
 excluding waiver ...........      1.17%       1.22%       1.24%       1.43%       1.33%       1.39%          1.26%(a)
Ratio of net investment
 income (loss) to
 average net assets .........      4.63%       5.09%       5.47%       5.56%       5.43%       5.92%          6.21%(a)
Portfolio turnover rate .....        62%         59%         46%         43%         87%         88%             0%
                                =======     =======     =======     =======     =======     =======      =========



                                                                                         MENTOR
                                              MENTOR SHORT DURATION                    HIGH INCOME
                                                INCOME PORTFOLIO                        PORTFOLIO
                              ----------------------------------------------------- ----------------
                                  YEAR        YEAR        YEAR           YEAR            PERIOD
                                 ENDED       ENDED       ENDED          ENDED             ENDED
                                9/30/98     9/30/97     9/30/96        9/30/95*        9/30/98***
                              ----------- ----------- ----------- ----------------- ----------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF PERIOD.........   $ 12.62     $ 12.50    $ 12.68       $    12.74        $   12.00
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment
  income (loss) .............      0.70        0.77       0.82             0.22             0.24
 Net realized and
  unrealized gain
  (loss) on
  investments ...............      0.15        0.12      (0.23)           (0.03)           (1.04)
                                -------     -------    --------      ----------        ---------
 Total from investment
  operations ................      0.85        0.89       0.59             0.19            (0.80)
LESS DISTRIBUTIONS
 Distributions from net
  investment income..........     (0.73)      (0.77)     (0.77)           (0.25)           (0.28)
 Distributions from
  capital gains .............        --          --         --               --               --
                                -------     -------    --------      ----------        ---------
 Total Distributions ........     (0.69)      (0.77)     (0.77)           (0.25)           (0.28)
                                -------     -------    --------      ----------        ---------
NET ASSET VALUE, END OF
 PERIOD .....................   $ 12.74     $ 12.62    $ 12.50       $    12.68        $   10.92
                                =======     =======    ========      ==========        =========
Total Return ................      6.98%       7.33%      4.80%            1.51%           (6.75%)
                                =======     =======    ========      ==========        =========
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of period
 (in thousands) .............   $93,135     $27,619    $ 7,450       $    1,002        $  50,887
Ratio of expenses to
 average net assets .........      0.86%       0.86%      0.86%            0.71%(a)         0.60%(a)
Ratio of expenses to
 average net assets
 excluding waiver ...........      1.14%       1.12%      1.26%            1.00%(a)         1.30%(a)
Ratio of net investment
 income (loss) to
 average net assets .........      5.24%       6.00%      5.90%            4.10%(a)         7.36%(a)
Portfolio turnover rate .....       171%         75%       411%             126%              27%
                                =======     =======    ========      ==========        =========



---------
  * For the period from June 16, 1995 (initial offering of Class A shares) to September 30, 1995.
 ** Reflects operations for the period from April 29, 1992 (commencement of operations) to September 30, 1992.
*** For the period from June 23, 1998 (commencement of operations) to September
    30, 1998.
(a) Annualized.

                                CLASS B SHARES





                                                        MENTOR GROWTH PORTFOLIO
                                       ----------------------------------------------------------
                                            YEAR         YEAR         YEAR           PERIOD
                                           ENDED         ENDED        ENDED           ENDED
                                          9/30/98       9/30/97      9/30/96        9/30/95*
                                       ------------- ------------ ------------ ------------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE, BEGINNING OF
 PERIOD ..............................   $ 19.53      $ 18.29      $ 16.05        $    12.15
 INCOME FROM INVESTMENT
  OPERATIONS .........................
 Net investment income (loss) ........     (0.23)       (0.22)       (0.17)            (0.13)
 Net realized and unrealized gain
  (loss) on investments ..............     (3.93)        4.01         4.15              4.03
                                         --------     ---------    ---------      ----------
 Total from investment
  operations .........................     (4.16)        3.79         3.98              3.90
LESS DISTRIBUTIONS ...................
 Distributions from net
  investment income ..................        --           --           --                --
 Distributions from capital gains.....     (1.19)       (2.55)       (1.74)               --
                                         --------     ---------    ---------      ----------
 Total Distributions .................     (1.19)       (2.55)       (1.74)               --
                                         --------     ---------    ---------      ----------
NET ASSET VALUE, END OF PERIOD .......   $ 14.18      $ 19.53      $ 18.29        $    16.05
                                         ========     =========    =========      ==========
Total Return .........................    (22.62%)      24.66%       28.18%            32.10%
                                         ========     =========    =========      ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands) .......................... $ 383,188    $ 506,230    $ 371,578        $  246,326
Ratio of expenses to average net
 assets ..............................      2.01%        2.03%        2.03%             2.08%(a)
Ratio of expenses to average net
 assets excluding waiver .............      2.01%        2.03%        2.03%             2.08%(a)
Ratio of net investment income
 (loss) to average net assets ........     (1.30%)      (1.42%)      (1.13%)           (1.20%)(a)
Portfolio turnover rate ..............        88%          77%         105%               70%
Average commission rate on
 portfolio transactions .............. $  0.0658    $  0.0651    $  0.0602                --
                                       ==========    ==========   ==========      ==========



                                                                   MENTOR GROWTH PORTFOLIO
                                       -------------------------------------------------------------------------------
                                            YEAR         YEAR         YEAR         YEAR          YEAR         YEAR
                                           ENDED         ENDED        ENDED        ENDED        ENDED         ENDED
                                          12/31/94     12/31/93     12/31/92     12/31/91      12/31/90     12/31/89
                                       ------------- ------------ ------------ ------------ ------------- ------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE, BEGINNING OF
 PERIOD ..............................    $ 13.78      $ 12.81      $ 12.16      $  8.37      $    9.63     $  8.54
 INCOME FROM INVESTMENT
  OPERATIONS .........................
 Net investment income (loss) ........      (0.15)       (0.08)       (0.06)       (0.09)          0.02        0.13
 Net realized and unrealized gain
  (loss) on investments ..............      (0.47)        2.07         1.94         4.30          (1.10)       1.35
                                          -------      -------      -------      -------      ---------     -------
 Total from investment
  operations .........................      (0.62)        1.99         1.88         4.21          (1.08)       1.48
LESS DISTRIBUTIONS ...................
 Distributions from net
  investment income ..................         --           --           --           --          (0.05)      (0.12)
 Distributions from capital gains.....      (1.01)       (1.02)       (1.23)       (0.42)         (0.13)      (0.27)
                                          -------      -------      -------      -------      ---------     --------
 Total Distributions .................      (1.01)       (1.02)       (1.23)       (0.42)         (0.18)      (0.39)
                                          -------      -------      -------      -------      ---------     --------
NET ASSET VALUE, END OF PERIOD .......    $ 12.15      $ 13.78      $ 12.81      $ 12.16      $    8.37     $  9.63
                                          =======      =======      =======      =======      =========     ========
Total Return .........................      (4.48%)      15.60%       15.46%       50.30%        (11.21%)     17.33%
                                          =======      =======      =======      =======      =========     ========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands) ..........................   $190,126     $186,978     $136,053     $108,719      $  83,540    $107,315
Ratio of expenses to average net
 assets ..............................       2.01%        2.02%        2.05%        2.17%          2.25%       2.24%
Ratio of expenses to average net
 assets excluding waiver .............       2.01%        2.02%        2.05%        2.17%          2.25%         --
Ratio of net investment income
 (loss) to average net assets ........      (1.20%)      (1.12%)      (0.76%)      (0.80%)         0.26%       1.36%
Portfolio turnover rate ..............         77%          64%          50%          40%            50%         26%
Average commission rate on
 portfolio transactions ..............         --           --           --           --             --          --
                                          ========     ========     ========     ========     =========     ========



---------
  * For the period from January 1, 1995 to September 30, 1995.
(a) Annualized.

                                                              MENTOR CAPITAL GROWTH PORTFOLIO
                              -----------------------------------------------------------------------------------------------
                                  YEAR         YEAR          YEAR         YEAR        YEAR         YEAR           YEAR
                                  ENDED        ENDED        ENDED        ENDED        ENDED       ENDED           ENDED
                                 9/30/98      9/30/97      9/30/96      9/30/95      9/30/94     9/30/93        9/30/92*
                              ------------ ------------ ------------- ----------- ------------ ----------- ------------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF
 PERIOD .....................  $ 21.68      $ 18.92       $ 15.79       $ 14.80     $ 15.23      $ 14.22      $    14.18
INCOME FROM
 INVESTMENT OPERATIONS
 Net investment
  income (loss) .............    (0.08)          --         (0.04)         0.25       (0.04)        0.05            0.46
 Net realized and
  unrealized gain
  (loss) on
  investments ...............     2.07         5.55          3.67          2.53       (0.26)        1.02            0.04
                               ---------    ---------     --------      -------     -------      -------      ----------
 Total from investment
  operations ................     1.99         5.55          3.63          2.78       (0.30)        1.07            0.50
LESS DISTRIBUTIONS
 Distributions from net
  investment income..........    (0.01)          --            --            --          --        (0.06)          (0.46)
 Distributions from
  capital gains .............    (1.94)       (2.79)        (0.50)        (1.79)      (0.13)          --              --
                               ---------    ---------     --------      -------     -------      -------      ----------
 Total Distributions ........    (1.95)       (2.79)        (0.50)        (1.79)      (0.13)       (0.06)          (0.46)
                               ---------    ---------     --------      -------     -------      -------      ----------
NET ASSET VALUE, END OF
 PERIOD .....................  $ 21.72      $ 21.68       $ 18.92       $ 15.79     $ 14.80      $ 15.23      $    14.22
                               =========    =========     ========      =======     =======      =======      ==========
Total Return ................     9.86%       33.88%        23.64%        19.26%      (2.00%)       7.52%           0.61%
                               =========    =========     ========      =======     =======      =======      ==========
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of period
 (in thousands) ............. $196,751    $ 113,587     $  68,213       $57,648     $41,106      $57,030       $  25,468
Ratio of expenses to
 average net assets .........     2.09%        2.16%         2.18%         2.56%       2.46%        2.24%           1.86%(a)
Ratio of expenses to
 average net assets
 excluding waiver ...........     2.09%        2.16%         2.18%         2.56%       2.46%        2.34%           2.16%(a)
Ratio of net investment
 income to average net
 assets (loss) ..............    (0.70%)      (0.22%)       (0.24%)       (0.41%)     (0.22%)       0.21%           0.83%(a)
Portfolio turnover rate .....      104%          64%           98%          157%        149%         192%             61%
Average commission
 rate on portfolio
 transactions ............... $ 0.0692    $  0.0697    $   0.0688            --          --           --              --
                              ==========   ==========   ==========      =======     =======      =======      ==========



                                                    MENTOR BALANCED PORTFOLIO
                              ---------------------------------------------------------------------
                                  YEAR        YEAR        YEAR         PERIOD           PERIOD
                                 ENDED       ENDED       ENDED          ENDED            ENDED
                                9/30/98     9/30/97     9/30/96       9/30/95**       12/31/94***
                              ----------- ----------- ----------- ---------------- ----------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNING OF
 PERIOD ..................... $ 17.61     $ 16.28     $ 14.85        $   12.44        $   12.50
INCOME FROM
 INVESTMENT OPERATIONS
 Net investment
  income (loss) .............    0.45        0.43        0.42             0.36             0.22
 Net realized and
  unrealized gain
  (loss) on
  investments ...............    1.43        3.35        2.09             2.08            (0.09)
                              --------    --------    --------       ---------        ---------
 Total from investment
  operations ................    1.88        3.78        2.51             2.44             0.13
LESS DISTRIBUTIONS
 Distributions from net
  investment income..........   (0.71)      (0.43)      (0.48)           (0.03)           (0.19)
 Distributions from
  capital gains .............   (5.09)      (2.02)      (0.60)              --               --
                              ---------   ---------   ---------      ---------        ---------
 Total Distributions ........   (5.80)      (2.45)      (1.08)           (0.03)           (0.19)
                              ---------   ---------   ---------      ---------        ---------
NET ASSET VALUE, END OF
 PERIOD ..................... $ 13.69     $ 17.61     $ 16.28        $   14.85        $   12.44
                              =========   =========   =========      =========        =========
Total Return ................   11.86%      26.09%      18.00%           19.28%            1.00%
                              =========   =========   =========      =========        =========
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of period
 (in thousands) ............. $ 5,645   $   4,102   $   3,825        $   3,210        $   2,911
Ratio of expenses to
 average net assets .........    0.52%       0.50%       0.50%            0.50%(a)         0.50%(a)
Ratio of expenses to
 average net assets
 excluding waiver ...........    2.12%       2.13%       2.06%            2.12%(a)         2.72%(a)
Ratio of net investment
 income to average net
 assets (loss) ..............    2.63%       2.78%       2.83%            3.26%(a)         3.32%(a)
Portfolio turnover rate .....      89%         80%        103%              65%              71%
Average commission
 rate on portfolio
 transactions ............... $0.0687   $  0.0696   $  0.0694
                              =========   =========   =========



---------
  * Reflects operations for the period from April 29, 1992 (commencement of operations) to September 30, 1992.
 ** For the period from January 1, 1995 to September 30, 1995.
*** For the period from June 21, 1994 (commencement of operations) to December
    31, 1994.
(a) Annualized.

                                                                   MENTOR INCOME AND GROWTH PORTFOLIO
                                                      -------------------------------------------------------------
                                                          YEAR         YEAR         YEAR        YEAR        YEAR
                                                          ENDED        ENDED       ENDED       ENDED       ENDED
                                                         9/30/98      9/30/97     9/30/96     9/30/95     9/30/94
                                                      ------------ ------------ ----------- ----------- -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD ................  $ 20.59      $ 19.18     $ 17.14       $ 15.28     $ 14.91
 Income from investment operations ..................
 Net investment income (loss) .......................     0.37         0.34        0.23          0.28        0.21
 Net realized and unrealized gain (loss) on
  investments .......................................     0.59         3.35        2.76          2.14        0.61
                                                       --------     --------    --------      -------     -------
 Total from investment operations ...................     0.96         3.69        2.99          2.42        0.82
LESS DISTRIBUTIONS
 Distributions from net investment income ...........    (0.36)       (0.36)      (0.21)        (0.31)      (0.19)
 Distributions from capital gains ...................    (1.66)       (1.92)      (0.74)        (0.25)      (0.26)
                                                       ---------    ---------   ---------     -------     -------
 Total Distributions ................................    (2.02)       (2.28)      (0.95)        (0.56)      (0.45)
                                                       ---------    ---------   ---------     -------     -------
NET ASSET VALUE, END OF PERIOD ......................  $ 19.53      $ 20.59     $ 19.18       $ 17.14     $ 15.28
                                                       =========    =========   =========     =======     =======
Total Return ........................................     5.01%       21.24%      18.26%        16.32%       5.66%
                                                       =========    =========   =========     =======     =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ............ $143,846    $ 107,816   $  66,548       $46,678     $43,219
Ratio of expenses to average net assets .............     2.07%        2.10%       2.13%         2.43%       2.44%
Ratio of expenses to average net assets excluding
 waiver .............................................     2.07%        2.10%       2.13%         2.43%       2.44%
Ratio of net investment income (loss) to average
 net assets .........................................     1.95%        1.87%       1.32%         1.78%       1.51%
Portfolio turnover rate .............................       40%          75%         72%           62%         78%
Average commission rate on portfolio
 transactions .......................................  $0.0540    $  0.0515   $  0.0492            --          --
                                                       =========    =========   =========     =======     =======



                                                      MENTOR INCOME AND
                                                           GROWTH
                                                         PORTFOLIO
                                                      ----------------
                                                            YEAR
                                                            ENDED
                                                          9/30/93*
                                                      ----------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD ................    $   14.14
 Income from investment operations ..................
 Net investment income (loss) .......................         0.05
 Net realized and unrealized gain (loss) on
  investments .......................................         0.77
                                                         ---------
 Total from investment operations ...................         0.82
LESS DISTRIBUTIONS
 Distributions from net investment income ...........        (0.05)
 Distributions from capital gains ...................           --
                                                         ---------
 Total Distributions ................................        (0.05)
                                                         ---------
NET ASSET VALUE, END OF PERIOD ......................    $   14.91
                                                         =========
Total Return ........................................         5.54%
                                                         =========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ............    $  18,127
Ratio of expenses to average net assets .............         2.31%(a)
Ratio of expenses to average net assets excluding
 waiver .............................................         2.69%(a)
Ratio of net investment income (loss) to average
 net assets .........................................         1.60%(a)
Portfolio turnover rate .............................           13%
Average commission rate on portfolio
 transactions .......................................           --
                                                         =========



                                                                         MENTOR PERPETUAL GLOBAL PORTFOLIO
                                                      -----------------------------------------------------------------------
                                                          YEAR          YEAR          YEAR         YEAR           YEAR
                                                          ENDED        ENDED         ENDED        ENDED           ENDED
                                                         9/30/98      9/30/97       9/30/96      9/30/95        9/30/94**
                                                      ------------ ------------- ------------- ----------- ------------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD ................  $ 20.32       $ 17.46       $ 15.67       $ 14.15      $    14.18
 Income from investment operations ..................
 Net investment income (loss) .......................    (0.12)        (0.02)        (0.05)        (0.05)          (0.04)
 Net realized and unrealized gain (loss) on
  investments .......................................    (0.97)         3.51          2.64          1.57            0.01
                                                       --------      --------      --------      -------      ----------
 Total from investment operations ...................    (1.09)         3.49          2.59          1.52           (0.03)
LESS DISTRIBUTIONS
 Distributions from net investment income ...........       --            --            --            --              --
 Distributions from capital gains ...................    (1.02)        (0.63)        (0.80)           --              --
                                                       --------      --------      --------      -------      ----------
 Total Distributions ................................    (1.02)        (0.63)        (0.80)           --              --
                                                       --------      --------      --------      -------      ----------
NET ASSET VALUE, END OF PERIOD ......................  $ 18.21       $ 20.32       $ 17.46       $ 15.67      $    14.15
                                                       ========      ========      ========      =======      ==========
Total Return ........................................    (5.65%)       20.74%        17.39%        10.74%          (0.21%)
                                                       ========      ========      ========      =======      ==========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) ............ $ 99,277     $  89,030     $  42,131       $12,667      $    7,987
Ratio of expenses to average net assets .............      2.51%        2.64%         2.70%         2.72%           2.79%(a)
Ratio of expenses to average net assets excluding
 waiver .............................................      2.50%        2.64%         2.70%         2.79%           3.93%(a)
Ratio of net investment income (loss) to average
 net assets .........................................     (0.77%)      (0.68%)       (0.91%)       (0.40%)         (0.82%)(a)
Portfolio turnover rate .............................       162%          128%          130%         155%              2%
Average commission rate on portfolio
 transactions ....................................... $  0.0188    $   0.0319    $   0.0320           --              --
                                                      =========    ==========    ==========      =======      ==========



---------
  * Reflects operations for the period from May 24, 1993 (commencement of operations) to September 30, 1993.
 ** Reflects operations for the period from March 29, 1994 (commencement of operations) to September 30, 1994.
(a) Annualized.

                                                                   MENTOR QUALITY INCOME PORTFOLIO
                                                                 ------------------------------------
                                                                     YEAR         YEAR        YEAR
                                                                     ENDED       ENDED       ENDED
                                                                    9/30/98     9/30/97     9/30/96
                                                                 ------------ ----------- -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD ...........................   $ 13.18      $ 12.93     $ 13.31
 Income from investment operations .............................
 Net investment income (loss) ..................................      0.72         0.86        0.84
 Net realized and unrealized gain (loss) on investments ........      0.48         0.30       (0.38)
                                                                   -------      -------     -------
 Total from investment operations ..............................      1.20         1.16        0.46
LESS DISTRIBUTIONS
 Distributions from net investment income ......................     (0.77)       (0.91)      (0.84)
 Distributions from capital gains ..............................        --           --          --
                                                                   --------     -------     -------
 Total Distributions ...........................................     (0.77)       (0.91)      (0.84)
                                                                   --------     -------     -------
NET ASSET VALUE, END OF PERIOD .................................   $ 13.61      $ 13.18     $ 12.93
                                                                   ========     =======     =======
Total Return ...................................................      9.46%        9.29%       3.57%
                                                                   ========     =======     =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) .......................  $112,901      $75,046     $58,239
Ratio of expenses to average net assets ........................      1.55%        1.55%       1.55%
Ratio of expenses to average net assets excluding waiver .......      1.67%        1.68%       1.81%
Ratio of net investment income (loss) to average net assets ....      5.22%        6.51%       6.36%
Portfolio turnover rate ........................................       114%         100%        254%
Average commission rate on portfolio transactions ..............        --           --          --
                                                                   ========     =======     =======



                                                                            MENTOR QUALITY INCOME PORTFOLIO
                                                                 -----------------------------------------------------
                                                                     YEAR        YEAR        YEAR           YEAR
                                                                    ENDED       ENDED        ENDED          ENDED
                                                                   9/30/95     9/30/94      9/30/93       9/30/92*
                                                                 ----------- ----------- ------------ ----------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD ...........................   $ 12.76     $ 14.06     $ 14.40       $   14.30
 Income from investment operations .............................
 Net investment income (loss) ..................................      0.79        0.82        0.99            0.41
 Net realized and unrealized gain (loss) on investments ........      0.61       (1.37)      (0.31)           0.10
                                                                   -------     -------     --------      ---------
 Total from investment operations ..............................      1.40       (0.55)       0.68            0.51
LESS DISTRIBUTIONS
 Distributions from net investment income ......................     (0.85)      (0.75)      (1.02)          (0.41)
 Distributions from capital gains ..............................        --          --          --              --
                                                                   -------     -------     --------      ---------
 Total Distributions ...........................................     (0.85)      (0.75)      (1.02)          (0.41)
                                                                   -------     -------     --------      ---------
NET ASSET VALUE, END OF PERIOD .................................   $ 13.31     $ 12.76     $ 14.06       $   14.40
                                                                   =======     =======     ========      =========
Total Return ...................................................     11.33%      (3.97%)      4.86%           3.24%
                                                                   =======     =======     ========      =========
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) .......................   $62,155     $77,888    $127,346       $  65,661
Ratio of expenses to average net assets ........................      1.74%       1.88%       1.54%           0.83%(a)
Ratio of expenses to average net assets excluding waiver .......      1.79%       1.90%       1.72%           1.67%(a)
Ratio of net investment income (loss) to average net assets ....      6.24%       6.21%       6.81%           7.53%(a)
Portfolio turnover rate ........................................       368%        455%        102%              9%
Average commission rate on portfolio transactions ..............        --          --          --              --
                                                                   =======     =======     ========      =========


---------

  * Reflects operations for the period from April 29, 1992 (commencement of operations) to September 30, 1992.
(a) Annualized.

                                                          MENTOR MUNICIPAL INCOME PORTFOLIO
                            ----------------------------------------------------------------------------------------------
                                YEAR        YEAR         YEAR         YEAR         YEAR         YEAR            YEAR
                               ENDED        ENDED        ENDED        ENDED        ENDED        ENDED          ENDED
                              9/30/98      9/30/97      9/30/96      9/30/95      9/30/94      9/30/93        9/30/92*
                            ----------- ------------ ------------ ------------ ------------ ------------ -----------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNNING OF
 PERIOD ...................   $ 15.49    $  15.05      $  14.95     $  14.43     $  16.06    $  14.78       $    14.29
 INCOME FROM
  INVESTMENT
  OPERATIONS
 Net investment
  income (loss) ...........      1.30        0.71          0.75         0.74         0.74        0.82             0.29
 Net realized and
  unrealized gain
  (loss) on
  investments .............     (0.14)       0.52          0.11         0.52        (1.54)       1.32             0.49
                              -------    --------      --------     --------     --------    --------       ----------
 Total from investment
  operations ..............      1.16        1.23          0.86         1.26        (0.80)       2.14             0.78
LESS DISTRIBUTIONS
 Distributions from net
  investment income........     (0.71)      (0.71)        (0.76)       (0.74)       (0.73)      (0.86)           (0.29)
 Distributions from
  capital gains ...........        --       (0.08)           --           --        (0.10)         --               --
                              -------    ---------     --------     --------     --------    ---------      ----------
 Total Distributions ......     (0.71)      (0.79)        (0.76)       (0.74)       (0.83)      (0.86)           (0.29)
                              -------    ---------     --------     --------     --------    ---------      ----------
NET ASSET VALUE, END OF
 PERIOD ...................   $ 15.94    $  15.49      $  15.05     $  14.95     $  14.43    $  16.06       $    14.78
                              =======    =========     ========     ========     ========    =========      ==========
Total Return ..............      7.70%       8.33%         5.87%        9.01%       (5.34%)     15.27%            5.28%
                              =======    =========     ========     ========     ========    =========      ==========
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of period
 (in thousands) ...........   $59,351    $ 44,272      $ 37,191     $ 39,493     $ 46,157    $ 50,976       $   24,265
Ratio of expenses to
 average net assets .......      1.67%        1.72%        1.74%        1.92%        1.74%       1.21             0.50%(a)
Ratio of expenses to
 average net assets
 excluding waiver .........      1.67%        1.72%        1.74%        1.92%        1.86%        1.89%           1.76%(a)
Ratio of net investment
 income (loss) to
 average net assets .......      4.13%        4.60%        4.95%        5.07%        4.93%        5.42%           5.80%(a)
Portfolio turnover rate ...        62%          59%          46%          43%          87%          88%              0%
                              =======    =========     ========     ========     ========    =========      ==========



                                                                                                       MENTOR
                                                    MENTOR SHORT-DURATION                            HIGH INCOME
                                                      INCOME PORTFOLIO                                PORTFOLIO
                            --------------------------------------------------------------------- ----------------
                                YEAR        YEAR        YEAR         PERIOD           PERIOD           PERIOD
                               ENDED       ENDED       ENDED          ENDED            ENDED            ENDED
                              9/30/98     9/30/97     9/30/96       9/30/95**       12/31/94***      9/30/98****
                            ----------- ----------- ----------- ---------------- ---------------- ----------------
PER SHARE OPERATING
 PERFORMANCE
NET ASSET VALUE,
 BEGINNNING OF
 PERIOD ...................   $ 12.62     $ 12.50     $ 12.67      $   12.18        $   12.50        $   12.00
 INCOME FROM
  INVESTMENT
  OPERATIONS
 Net investment
  income (loss) ...........      0.66        0.73        0.73           0.59             0.41             0.22
 Net realized and
  unrealized gain
  (loss) on
  investments .............      0.16        0.12       (0.17)          0.52            (0.29)           (1.05)
                              -------     -------     -------      ---------        ---------        ---------
 Total from investment
  operations ..............      0.82        0.85        0.56           1.11             0.12            (0.83)
LESS DISTRIBUTIONS
 Distributions from net
  investment income........     (0.69)      (0.73)      (0.73)         (0.62)           (0.44)           (0.26)
 Distributions from
  capital gains ...........        --          --          --             --               --
                              -------     -------     -------      ---------        ---------
 Total Distributions ......                 (0.73)      (0.73)         (0.62)           (0.44)
                                          -------     -------      ---------        ---------
NET ASSET VALUE, END OF
 PERIOD ...................   $ 12.75     $ 12.62     $ 12.50      $   12.67        $   12.18        $   10.91
                              =======     =======     =======      =========        =========        =========
Total Return ..............      6.68%       6.96%       4.53%          9.22%            0.95%           (6.95%)
                              =======     =======     =======      =========        =========        =========
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of period
 (in thousands) ...........   $53,908     $27,089     $24,517      $  19,871        $  17,144        $  62,869
Ratio of expenses to
 average net assets .......      1.16%       1.16%       1.16%          1.20%            1.29%(a)         1.10%(a)
Ratio of expenses to
 average net assets
 excluding waiver .........      1.44%       1.42%       1.56%          1.70%(a)         1.29%(a)         1.80%(a)
Ratio of net investment
 income (loss) to
 average net assets .......      4.94%       5.70%       5.60%          5.04%(a)         4.90%(a)         6.87%(a)
Portfolio turnover rate ...       171%         75%        411%           126%             166%              27%
                              =======     =======     =======      =========        =========        =========



---------
   * Reflects operations for the period from April 29, 1992 (commencement of operations) to September 30, 1992.
  ** For the period from January 1, 1995 to September 30, 1995.
 *** Reflects operations for the period from April 29, 1994 (commencement of operations) to December 31, 1994.
**** For the period from June 23, 1995 (commencement of operations) to September 30, 1998.
 (a) Annualized.

                       INVESTMENT OBJECTIVES AND POLICIES

     Mentor Funds is offering shares of nine different diversified Portfolios by this Prospectus with varying investment objectives and policies. There can, of course, be no assurance that any Portfolio will achieve its investment objective. The differences in objectives and policies among the Portfolios can be expected to affect the investment return of each Portfolio and the degree of market and financial risk of an investment in each Portfolio. For a discussion of certain investment practices in which the Portfolios may engage, and the risks they may entail, see "Other Investment Practices and Risk Factors" below. The investment objectives of the Portfolios, other than those of the Short-Duration Income Portfolio, are fundamental policies and may not be changed without shareholder approval. Except for the investment policies designated in this Prospectus or the Statement of Additional Information as fundamental, the investment policies described herein are not fundamental and may be changed by the Trustees without shareholder approval.


     Any percentage limitation on a Portfolio's investments will apply only at the time of investment; a Portfolio would not be considered to have violated any such limitation, unless an excess or deficiency occurs or exists immediately after and as a result of an investment. In addition, a Portfolio will not necessarily dispose of a security when its rating is reduced below any applicable minimum rating, although the investment adviser or sub-adviser of the Portfolio will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objective.

     Mentor Investment Advisors, LLC ("Mentor Advisors") is the investment adviser to each of the Portfolios other than the Mentor Perpetual Global Portfolio. Mentor Perpetual Advisors, LLC ("Mentor Perpetual") is the investment adviser to the Global Portfolio.


MENTOR GROWTH PORTFOLIO

     The Growth Portfolio's investment objective is long-term capital growth. Although the Portfolio may receive current income from dividends, interest, and other sources, income is only an incidental consideration.

     The Portfolio attempts to achieve long-term capital growth by investing in a diversified portfolio of securities. Under normal circumstances at least 75% of the Portfolio's assets will be invested in common stocks of companies domiciled or located in the United States. Although the Portfolio may invest in companies of any size, the Portfolio invests principally in common stocks of small to mid-sized companies. The Portfolio invests in companies that, in the opinion of Mentor Advisors, have demonstrated earnings, asset values, or growth potential not yet reflected in their market price. A key indication of such undervaluation considered by Mentor Advisors is earnings growth which is above average compared to the S&P 500 Index. Other important factors in selecting investments include a strong balance sheet and product leadership in niche markets. Mentor Advisors believes that such investments may offer better than average potential for long-term capital growth.

     Small and mid-size companies may present greater opportunities for capital growth than do larger companies because of high potential earnings growth, but may also involve greater risk. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may change in value more than those of larger, more established companies.

MENTOR CAPITAL GROWTH PORTFOLIO

     The investment objective of the Capital Growth Portfolio is to provide long-term appreciation of capital. The Portfolio may invest in a wide variety of securities which Mentor Advisors believes offers the potential for capital appreciation over both the intermediate and long term. The Portfolio does not invest for current income.


     The Portfolio invests primarily in common stocks of companies believed by Mentor Advisors to have the potential for capital appreciation. The Portfolio may invest without limit in preferred stocks, investment-grade bonds, convertible preferred stocks, convertible debentures, and any other class or type of security Mentor Advisors believes offers the potential for capital appreciation. In selecting investments, Mentor Advisors will attempt to identify securities it believes will provide capital appreciation over the intermediate or long term due to changes in the financial condition of issuers, changes in financial conditions generally, or other factors. The Portfolio also may invest in fixed-income securities, and cash or money market investments, for temporary defensive purposes.


MENTOR BALANCED PORTFOLIO

     Mentor Balanced Portfolio's investment objective is to seek capital growth and current income. The Portfolio invests in a diversified portfolio of equity and fixed-income securities which Mentor Advisors believes will produce both capital growth and current income. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

     The Portfolio may invest in almost any type of security. The Portfolio's securities will include some securities selected primarily to provide for growth in value, others selected for current income, and other for stability of principal.

     Mentor Advisors will adjust the proportions of the Portfolio's assets invested in the different types of securities in response to changing market conditions. For example, under certain market conditions, Mentor Advisors may judge that most of the Portfolio's assets should be invested in equity securities, and that only a relatively small portion of the Portfolio's assets should be invested in fixed-income securities. At other times, Mentor Advisors may invest most of the Portfolio's assets in fixed-income securities, with a corresponding reduction in the portion of the Portfolio's assets invested in equity securities. Under normal circumstances, the Portfolio will invest at least 25% of its assets in fixed-income securities and 25% of its assets in equity securities.

     The Portfolio will invest in debt securities and preferred stocks of investment grade, and the Portfolio will seek under normal market conditions to maintain a portfolio of such securities with a dollar-weighted average rating of A or better. A security will be considered to be of "investment grade" if, at the time of investment by the Portfolio, it is rated at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Service, Inc. or the equivalent by another nationally recognized rating organization or, if unrated, determined by Mentor Advisors to be of comparable quality. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. See the Appendix for descriptions of securities ratings assigned by Moody's and Standard & Poor's.

     At times Mentor Advisors may decide that conditions in the securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Mentor Advisors may temporarily use alternative investment strategies primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "defensive" strategies, the Portfolio would be permitted to hold all or any portion of its assets in high quality fixed-income securities, cash, or money market instruments. It is impossible to predict when, or for how long, the Portfolio will use these alternative strategies.



MENTOR INCOME AND GROWTH PORTFOLIO
SUB-ADVISER: WELLINGTON MANAGEMENT COMPANY, LLP

     The investment objective of the Income and Growth Portfolio is to provide a conservative combination of income and growth of capital consistent with capital protection. The Portfolio invests in a diversified portfolio of equity securities of companies Wellington Management Company, LLP ("Wellington Management") believes exhibit sound fundamental characteristics and in investment-grade fixed-income securities and U.S. Government securities, as described below.

     Wellington Management will manage the allocation of assets among asset classes based upon its analysis of economic conditions, relative fundamental values and the attractiveness of each asset class, and expected future returns of each asset class. The Portfolio will normally have some portion of its assets invested in each asset class at all times but may invest without limit in any asset class.

     The Portfolio may invest in a wide variety of equity securities, such as common stocks and preferred stocks, as well as debt securities convertible into equity securities or that are accompanied by warrants or other equity securities. In selecting equity investments, Wellington Management will attempt to identify securities it believes are conservatively valued. Within the equity asset class, the Portfolio seeks to achieve long-term appreciation of capital and a moderate income level by selecting investments in out-of-favor companies with sound fundamentals. These decisions are based primarily on Wellington Management's fundamental research and security valuations.

     Within the fixed-income asset class, Wellington Management seeks to invest in a portfolio that provides as high a level of current income as is consistent with prudent investment risk. The Portfolio may invest in debt securities of any maturity, preferred stocks, and other fixed-income instruments, including, for example, U.S. Government securities, corporate debt securities (including zero-coupon securities) and debt securities issued by foreign governments and by companies located outside the United States. The Portfolio will only invest in debt securities which are rated at the time of purchase Baa or better by Moody's or BBB or better by S&P or which, if unrated, are deemed by Wellington Management to be of comparable quality. While fixed-income securities rated Baa or BBB are considered to be of investment grade, they have speculative characteristics as well. A description of securities ratings is contained in the Appendix to this Prospectus.

     The Portfolio may invest up to 10% of its assets in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests in real estate. The Portfolio will limit its investment in real estate investment trusts to 10% of its total assets. Such investments may involve many of the risks of direct investment in real estate, such as declines in the value of real estate, risks related to general and local economic conditions, and adverse changes in interest rates. Other risks associated with real estate investment trusts include lack of diversification, borrower default, and voluntary liquidation.


MENTOR PERPETUAL GLOBAL PORTFOLIO

     The investment objective of the Global Portfolio is to seek long-term growth of capital through a diversified portfolio of marketable securities made up primarily of equity securities, including common stocks, preferred stocks, securities convertible into common stocks, and warrants. The Portfolio may also invest in debt securities and other fixed-income securities of private or governmental issuers (including zero-coupon securities) which Mentor Perpetual believes to be consistent with the Portfolio's objective.

     It is expected that the Portfolio's investments will normally be spread broadly around the world, although (except as described in the next sentence) there is no limit on the amount of the Portfolio's assets that may be invested in any single country. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in securities of at least three countries, one of which may be the United States. The Portfolio may invest all of its assets in securities of issuers outside the United States, and for temporary defensive purposes may at times invest all of its assets in securities of U.S. issuers. To the extent that the Portfolio invests a substantial portion of its assets in securities of issuers located in a single country, it will be more susceptible to adverse economic, business, political, or regulatory conditions in or affecting that country than if it were to invest in a geographically more diverse portfolio. The Portfolio may invest in closed-end investment companies holding foreign securities. The Portfolio also may hold a portion of its assets in cash or cash equivalents, including foreign and domestic money market instruments.


     It is likely that, at times, a substantial portion of the Portfolio's assets will be invested in securities of issuers in emerging markets, including under-developed and developing nations. Investments in emerging markets are subject to the same risks applicable to foreign investments generally although those risks may be increased due to conditions in such markets. For example, the securities markets and legal systems in emerging markets may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Portfolio may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Portfolio may also invest a substantial portion of its assets in securities traded in the over-the-counter markets and not on any exchange, which may affect the liquidity of the investment and expose the Portfolio to the credit risk of its counterparties in trading those investments. See "Other Investment Practices and Risk Factors -- Foreign securities."


     Mentor Perpetual may seek investment opportunities in securities of large, widely traded companies as well as securities of small, less well known companies. Small companies may present greater opportunities for investment return, but may also involve greater risk. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result the prices of these securities may fluctuate more than prices of securities of larger, more established companies.

     Except as described below, debt and fixed-income securities in which the Portfolio may invest will be investment grade securities or those of equivalent quality as determined by Mentor Perpetual. The Portfolio may invest up to 5% of its total assets in debt securities rated Baa or below by Moody's, or BBB or below by S&P, or deemed by Mentor Perpetual to be of comparable quality, and may invest in securities rated as low as C by Moody's or D by S&P. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. Securities rated below investment grade are commonly referred to as "junk bonds" and are predominately speculative. Securities rated D may be in default with respect to payment of principal or interest. A description of securities ratings is contained in the Appendix to this Prospectus.

MENTOR QUALITY INCOME PORTFOLIO

     The Quality Income Portfolio's investment objective is to seek high current income consistent with what Mentor Advisors believes to be prudent risk. The Portfolio may invest in debt securities, including both U.S. Government and corporate obligations, and in other income-producing securities, including preferred stocks and dividend-paying common stocks. The Portfolio may also hold a portion of its assets in cash or money market instruments.


     The Portfolio will normally invest at least 80% of its assets in U.S. Government securities and in other securities rated at least A by Moody's or S&P, or at a comparable rating by another nationally recognized rating organization, or, if unrated, determined by Mentor Advisors to be of comparable quality. The Portfolio may invest the remaining 20% of its assets in lower-rated securities, including securities rated below investment grade (or, if unrated, determined by Mentor Advisors to be of comparable quality). Securities rated below investment grade are considered to be of poor standing and predominantly speculative. Assurance of interest and principal payments or of maintenance of other terms of the securities' contract over any long period of time may be small. The Portfolio will not invest more than 10% of its assets in securities rated Ca or below by Moody's or CC or below by Standard & Poor's. See "Other Investment Practices and Risk Factors -- Lower-rated securities." A description of securities ratings is contained in the Appendix to this Prospectus.



     Mentor Advisors may take full advantage of the entire range of maturities of the securities in which the Portfolio may invest and may adjust the average maturity of the Portfolio's securities from time to time, depending on its assessment of relative yields on securities of different maturities and expectations of future changes in interest rates. The Portfolio may invest any portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs and certain stripped mortgage-backed securities (including certain "residual" interests), and in other asset-backed securities which involve certain risks. The Portfolio may also invest any portion of its assets in securities representing secured or unsecured interests in other types of assets, such as automobile finance or credit card receivables. See "Other Investment Practices and Risk Factors -- Mortgage-backed securities; other asset-backed securities" and " -- Other mortgage-related securities" below.

     The Portfolio may borrow money to invest in additional securities; this practice involves risks. See "Other Investment Practices and Risk Factors -- Leverage," below. The Portfolio may also engage in a variety of interest rate transactions, including swaps, caps, floors, and collars. See "Other Investment Practices and Risk Factors -- Interest rate transactions" below for a description of risks associated with these transactions.



MENTOR MUNICIPAL INCOME PORTFOLIO

SUB-ADVISER: VAN KAMPEN MANAGEMENT, INC.

     The investment objective of the Municipal Income Portfolio is to provide investors with a high level of current income exempt from federal regular income tax, consistent with preservation of capital. Under normal market conditions, the Portfolio will invest at least 80% of its total assets in tax-exempt municipal securities rated investment grade, or deemed by Van Kampen Management, Inc. ("Van Kampen") to be of comparable quality. The Portfolio may invest a substantial portion of its assets in municipal securities that pay interest that is a tax preference item under the federal alternative minimum tax. The Portfolio may not be a suitable investment for investors who are already subject to federal alternative minimum tax or who would become subject to federal alternative minimum tax as a result of an investment in the Portfolio.

     Tax-exempt municipal securities are debt obligations issued by or on behalf of the governments of states (including the District of Columbia) and United States territories or possessions, and their political subdivisions, agencies, and instrumentalities, and certain interstate agencies, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. The Portfolio may also invest up to 10% of its assets in tax-exempt money market funds, which will be considered tax-exempt municipal securities for this purpose.


     Up to 20% of the Portfolio's total assets may be invested in tax-exempt municipal securities rated between BB and B- by S&P or between Ba and B3 by Moody's (or equivalently rated short-term obligations) and unrated tax-exempt securities that Van Kampen considers to be of comparable quality. These securities are below investment grade and are considered to be of poor standing and predominantly speculative. Assurance of interest and principal payments or of maintenance of other terms of the securities' contract over any long period of time may be small. The Portfolio will not invest in securities rated below B- by S&P or below B3 by Moody's at the time of purchase. See "Other Investment Practices and Risk Factors -- Lower-rated securities." A description of securities ratings is contained in the Appendix to this Prospectus. The Portfolio may hold a portion of its assets in cash or money market instruments.



     The two principal classifications of municipal securities are "general obligation" and "special revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Special revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source and generally are not payable from the unrestricted revenues of an issuer. Industrial development bonds and private activity bonds are usually special revenue bonds, the credit quality of which is normally directly related to the credit standing of the private user involved.

     There are, in addition, a variety of hybrid and special types of municipal securities, including variable rate securities, municipal notes, and municipal leases. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to minimize fluctuation in values of the instruments. Municipal notes include tax, revenue, and bond anticipation notes of short maturities, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate on any of the above. No more than 5% of the net assets of the Portfolio will be invested in municipal leases. A more detailed description of the types of municipal securities in which the Portfolio may invest is included in the Statement of Additional Information.

     CONCENTRATION. The Portfolio generally will not invest more than 25% of its total assets in any one industry. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations. The Portfolio may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations, if Van Kampen determines that the yields available from obligations in a particular segment of the market justify the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, economic, business, political, and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment. The Portfolio reserves the right to invest more than 25% of its assets in industrial development or private activity bonds or in issuers located in any individual state, although Van Kampen has no present intention to invest more than 25% of the Portfolio's assets in issuers located in the same state. If the Portfolio were to invest more than 25% of its assets in issuers located in one state, it would be more susceptible to adverse economic, business, or regulatory conditions in or affecting that state than if it were to invest in a geographically more diverse portfolio.


MENTOR SHORT-DURATION INCOME PORTFOLIO

     The Short-Duration Income Portfolio's investment objective is to seek current income. As a secondary objective, the Portfolio seeks preservation of capital, to the extent consistent with its objective of current income. The Portfolio will normally invest at least 65% of its assets in debt securities with a "duration" of three years or less. The Portfolio may invest in U.S. Government securities and debt obligations of private issuers and in preferred stocks and dividend-paying common stocks, and may hold a portion of its assets in cash or money market instruments.


     The Portfolio may invest any portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs and certain other stripped mortgage-backed securities (including certain "residual" interests). The Portfolio may also invest any portion of its assets in securities representing secured or unsecured interests in other types of assets, such as automobile finance or credit card receivables. See "Other Investment Practices and Risk Factors -- Mortgage-backed securities; other asset-backed securities" and " -- Other mortgage-related securities" below for a description of these securities and risks they may entail.


     Traditionally, a debt security's "term to maturity" has been used to evaluate the sensitivity of the security's price to changes in interest rates (the security's interest-rate "volatility"). However, a security's term to maturity measures only the period of time until the last payment of principal or interest on the security, and does not take into account the timing of the various payments of principal or interest to be made prior to the instrument's maturity. By contrast, "duration" is a measure of the full stream of payments to be received on a debt instrument, including both interest and principal payments, based on their present values. Duration measures the periods of time between the present time and the time when the various interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by their present values.

     There are some situations where even the standard duration calculation does not properly reflect the interest-rate volatility of a security. For example, floating and variable rate securities often have final maturities of ten years or more; however, their interest-rate volatility is determined based principally on the period of time until their interest rates are reset and on the terms on which they may be reset. Another example where a security's interest-rate volatility is not properly measured by its duration is the case of mortgage-related securities. The stated final maturity of such securities may be up to 30 years, but the actual cash flow on the securities will be determined by the anticipated prepayment rates on the underlying mortgage loans. Therefore, the duration of such a security can change if anticipated prepayment rates change. In these and other similar situations, Mentor Advisors will estimate a security's duration using sophisticated analytical techniques that take into account such factors as the expected prepayment rate on the security and how the prepayment rate might change under various market conditions, although there can be no assurance that any such estimation will accurately predict actual prepayment rates or their effect on the volatility or value of a security.

     The Portfolio will invest primarily in debt securities and preferred stocks of investment grade and, under normal market conditions, the Portfolio will seek to maintain a portfolio of securities with a dollar-weighted average rating of Baa/BBB or better. A security will be considered to be of "investment grade" if, at the time of investment by the Portfolio, it is rated at least Baa3 by Moody's or BBB- by S&P or the equivalent by another nationally recognized rating organization or, if unrated, determined by Mentor Advisors to be of comparable quality. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities.


     The Portfolio may invest up to 20% of its assets in securities rated below investment grade (or, if unrated, determined by Mentor Advisors to be of comparable quality). Securities rated below investment grade are considered to be of poor standing and predominantly speculative. Assurance of interest and principal payments or of maintenance of other terms of the securities' contract over any long period of time may be small. The Portfolio will not invest more than 10% of its assets in securities rated below Ca by Moody's or CC by Standard & Poor's. See "Other Investment Practices and Risk Factors -- Lower-rated securities." A description of securities ratings is contained in the Appendix to this Prospectus.

     The Portfolio may borrow money to invest in additional securities; this practice involves risks. See "Other Investment Practices and Risk Factors -- Leverage," below. The Portfolio may also engage in a variety of interest rate transactions, including swaps, caps, floors, and collars. See "Other Investment Practices and Risk Factors -- Interest rate transactions" below for a description of risks associated with these transactions.


MENTOR HIGH INCOME PORTFOLIO
SUB-ADVISER: VAN KAMPEN MANAGEMENT, INC.

     The Portfolio's investment objective is to seek high current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income.

     Mentor Advisors is the Portfolio's investment adviser. Van Kampen serves as the sub-adviser to the Portfolio. Van Kampen purchases and sells securities for the Portfolio, and otherwise manages the investments of the Portfolio, subject to the overall supervision of Mentor Advisors.

     The Portfolio may invest in both lower-rated and higher-rated fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Portfolio's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities. The Portfolio may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities.

     The Portfolio may invest in securities of any maturity. Van Kampen will adjust the expected average life of the investments held in the Portfolio from time to time, depending on its assessment of relative yields and risks of securities of different maturities and its expectations of future changes in interest rates. At times when the expected average life of the investments held by the Portfolio is longer, the values of the securities held by the Portfolio will generally change more in response to changes in interest rates than at times when the expected average life is shorter.

     Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of their issuers. Higher yields are generally available from securities in the lower categories of recognized rating agencies: Baa or lower by Moody's or BBB or lower by Standard & Poor's. The Portfolio may invest any portion of its assets (and normally will invest at least 65% of its assets) in such securities and in unrated securities determined by Van Kampen to be of comparable quality. The Portfolio will normally invest a substantial portion of its assets in securities rated below Baa by Moody's or BBB by Standard & Poor's and in unrated securities determined by Van Kampen to be of comparable quality. Securities rated below Baa by Moody's or BBB by Standard & Poor's are considered to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing and may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Appendix to this Prospectus. See "Other Investments Practices and Risk Factors -- lower-rated securities," below.

     The Portfolio may at times invest up to 10% of its assets in securities rated in the lowest grades (Ca or C in the case of Moody's and CC, C, or D in the case of Standard & Poor's) or in unrated securities determined by Van Kampen to be of comparable quality, if Van Kampen believes that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities. The Portfolio might also invest in such securities if Van Kampen were to believe that, upon completion of any contemplated exchange offer or reorganization involving a security or its issuer, the Portfolio would receive securities or other assets offering significant opportunities for capital appreciation or future high rates of current income.

     Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

     The Portfolio seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities which may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

     At times, Van Kampen may judge that conditions in the securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times Van Kampen may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "defensive" strategies, the Portfolio may invest without limitation in money market instruments and in U.S. Government or agency obligations, or invest in any other fixed-income security Van Kampen considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Portfolio will use such alternative strategies.

     The Portfolio will not invest more than 15% of its net assets (determined at the time of investment) in securities determined to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Portfolio in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Van Kampen to be liquid for purposes of compliance with the limitation on the Portfolio's investment in illiquid securities. There can, however, be no assurance that the Portfolio will be able to sell such securities at any time when Van Kampen deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.


                  OTHER INVESTMENT PRACTICES AND RISK FACTORS


     Each of the Portfolios (except as noted below) may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of these practices and certain risks they may involve.


     MORTGAGE-BACKED SECURITIES; OTHER ASSET-BACKED SECURITIES. Each of the Balanced, Short-Duration Income, High Income, Quality Income, and Income and Growth Portfolios may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs and, in the case of the Quality Income and Short-Duration Income Portfolios, "residual" interests therein (described more fully below). Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates. As a result, mortgage-backed securities are less effective than other securities as a means of "locking in" long-term interest rates. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market conditions. For example, as a result of their prepayment aspects, mortgage-backed securities have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.


     Mortgage-backed securities have yield and maturity characteristics that are dependent upon the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities may include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.


     Each of the Balanced, High Income, Short-Duration Income, and Quality Income Portfolios may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. A Portfolio may invest in both the interest-only -- or "IO" -- class and the principal-only -- or "PO" -- class. The yield to maturity and price of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's net asset value. This would typically be the case in an environment of falling interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may under some circumstances fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Portfolio's ability to buy or sell those securities at any particular time.

     Certain mortgage-backed securities held by the Portfolios may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


     Each of the Quality Income, Short-Duration Income, Balanced, Income and Growth, and High Income Portfolios may invest in securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, the laws of certain states may prevent or restrict repossession of collateral from a debtor.

     The Balanced, Quality Income, Short-Duration Income and High Income Portfolios may also invest in other types of mortgage-related securities, including any securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property, including collateralized mortgage obligation "residual" interests. "Residual" interests represent the right to any excess cash flow remaining after all other payments are made among the various tranches of interests issued by structured mortgage-backed vehicles. The values of such interests are extremely sensitive to changes in interest rates and in prepayment rates on the underlying mortgages. In the event of a significant change in interest rates or other market conditions, the value of an investment by the Portfolio in such interests could be substantially reduced and the Portfolio may be unable to dispose of the interests at prices approximating the values the Portfolio had previously assigned to them or to recoup its initial investment in the interests. The Portfolios may invest in new types of mortgage-related securities that may be developed and marketed from time to time. If any of the Portfolios were to invest in such newly developed securities, shareholders would, where appropriate, be notified and this Prospectus would be revised accordingly.


     Mortgage-backed securities and other asset-backed securities are "derivative" securities and present certain special risks. The Portfolios may invest in a wide variety of such securities, including mortgage-backed and other asset-backed securities that will pay principal or interest only under certain circumstances, or in amounts that may increase or decrease substantially depending on changes in interest rates or other market factors. Such securities may experience extreme price volatility in response to changes in interest rates or other market factors; this may be especially true in the case of securities where the amounts of principal or interest paid, or the timing of such payments, varies widely depending on prevailing interest rates.

     A Portfolio's investment adviser or sub-adviser may not be able to obtain current market quotations for certain mortgage-backed or asset-backed securities at all times, or to obtain market quotations believed by it to reflect the values of such securities accurately. In such cases, a Portfolio's investment adviser or sub-adviser may be required to estimate the value of such a security using quotations provided by pricing services or securities dealers making a market in such securities, or based on other comparable securities or other bench-mark securities or interest rates. Mortgage-backed and other asset-backed securities in which a Portfolio may invest may be highly illiquid, and a Portfolio may not be able to sell such a security at a particular time or at the value it has placed on that security.

     In calculating the value and duration of mortgage-backed or other asset-backed securities, a Portfolio's investment adviser or sub-adviser will be required to estimate the extent to which the values of the securities are likely to change in response to changes in interest rates or other market conditions, and the rate at which prepayments on the underlying mortgages or other assets are likely to occur under different scenarios. There can be no assurance that a Portfolio's investment adviser or sub-adviser will be able to predict the amount of principal or interest to be paid on any security under different interest rate or market conditions or that its predictions will be accurate, nor can there be any assurance that a Portfolio will recover the entire amount of the principal paid by it to purchase any such securities.


     ZERO-COUPON BONDS. Each of the Global, Income and Growth, Municipal Income, Balanced, High Income, Quality Income, and Short-Duration Income Portfolios may at times invest in so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Because zero-coupon bonds do not pay current interest, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, a Portfolio is nonetheless required for federal income tax purposes to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy this distribution requirement.


     PREMIUM SECURITIES. The Portfolios may at times invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although a Portfolio generally amortizes the amount of any such premium into income, the Portfolio may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, a Portfolio may recognize a capital loss if it holds such securities to maturity.


     LOWER-RATED SECURITIES. INVESTORS SHOULD CAREFULLY CONSIDER THEIR
ABILITY TO ASSUME THE RISKS OF OWNING SHARES OF A MUTUAL FUND THAT INVESTS IN LOWER-RATED SECURITIES (SOMETIMES REFERRED TO AS "JUNK BONDS") BEFORE MAKING AN INVESTMENT IN THE QUALITY INCOME, HIGH INCOME, MUNICIPAL INCOME, OR SHORT DURATION INCOME PORTFOLIOS. The lower ratings of lower-rated securities held by a Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Portfolio more volatile and could limit a Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase lower-rated securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, a Portfolio may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or Standard & Poor's does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. For more information about the rating services' descriptions of lower-rated securities, see the Appendix to this Prospectus.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of a Portfolio's assets. Conversely, during periods of rising interest rates, the value of a Portfolio's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the values of these investments. Changes in the values of portfolio securities generally will not affect cash income derived from such securities, but will affect a Portfolio's net asset value. A Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Mentor Advisors or Van Kampen, as the case may be, will monitor the investment to determine whether continued investment in the security will assist in meeting a Portfolio's investment objectives.

     Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which a Portfolio may invest are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

     A Portfolio may invest in lower-rated securities which trade infrequently or in more limited volume than higher-rated securities (including illiquid securities), or which are restricted as to resale. In addition, a substantial portion of a Portfolio's assets may at times be invested in securities as to which the Portfolio, by itself or together with other accounts managed by Mentor Advisors and its affiliates (or by Van Kampen and its affiliates, as the case may be), holds a major portion or all of such securities, which may limit the liquidity of such securities. A Portfolio could find it difficult or impossible to sell illiquid securities when Mentor Advisors or Van Kampen, as the case may be, believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Portfolio's net asset value. In order to enforce its rights in the event of a default under securities in cases where a Portfolio holds a major portion or all of the outstanding issue, a Portfolio may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value. A Portfolio may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.


     A Portfolio may at times invest in so-called "payment-in-kind" bonds. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, a Portfolio is nonetheless required for Federal income tax purposes to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy this distribution requirement.

     Certain securities held by a Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     A Portfolio may at times invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. A Portfolio does not amortize the premium paid for such securities in calculating its net investment income. Consequently, if such premium securities are called or sold prior to maturity, a Portfolio may recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, a Portfolio will recognize a capital loss if its holds such securities to maturity.


     Mentor Advisors and Van Kampen seek to minimize the risks involved in investing in lower-rated securities through diversification and careful investment analysis. When a Portfolio invests in high yield securities in the lower rating categories, achievement of the Portfolio's goals depends more on its adviser's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories.

     OPTIONS AND FUTURES. Each of the Portfolios may buy and sell call and put options on securities it owns to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolios may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return. In addition, the Portfolios may buy and sell options and futures contracts (including index futures contracts, described below) to implement changes in its asset allocations among various market sectors, pending the sale of its existing investments and reinvestment in new securities.

     The Portfolios' ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolios will be able to utilize these instruments effectively for the purposes stated above. Although the Portfolios will only engage in options and futures transactions for limited purposes, those transactions involve certain risks which are described below and in the Statement of Additional Information.


     Transactions in options and futures contracts involve brokerage costs and may require the Portfolios to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.


     INDEX FUTURES AND OPTIONS. Each of the Portfolios may buy and sell index futures contracts ("index futures") and options on index futures and indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index futures" contract is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when a Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolios may also, to the extent consistent with applicable law, buy and sell index futures and options to increase investment return.

     RISKS RELATED TO OPTIONS AND FUTURE STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by a Portfolio that are the subject of a hedge. The successful use by a Portfolio of the strategies described above further depends on the ability of its investment adviser or sub-adviser to forecast market movements correctly. Other risks arise from a Portfolio's potential inability to close out futures or options positions. Although a Portfolio will enter into options or futures transactions only if its investment adviser or sub-adviser believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Transactions in options and futures contracts involve brokerage costs and may require a Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information. Federal tax considerations may also limit a Portfolio's ability to engage in options and futures transactions.


     Each Portfolio's options and futures contract transactions will generally be conducted on recognized exchanges. However, a Portfolio may purchase and sell options in transactions in the over-the-counter markets. A Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. A Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are not appropriate and when, in the opinion of its investment adviser or sub-adviser, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     The Portfolios will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolios' existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolios' assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

     SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each Portfolio, other than the Municipal Income Portfolio, may lend portfolio securities and may enter into repurchase agreements with banks, broker/dealers, and other recognized financial institutions. The Short-Duration Income Portfolio may enter into each type of transaction on up to 25% of its assets, and each of the Growth, Capital Growth, Global, Income and Growth, and Quality Income Portfolios may enter into each type of transaction on up to one-third of its assets. These transactions must be fully collateralized at all times, but involve some risk to a Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral.

     LEVERAGE. The Short-Duration Income Portfolio, the Quality Income Portfolio, the High Income, and the Balanced Portfolio may borrow money to invest in additional securities. Certain other Portfolios may engage in reverse repurchase agreements, forward commitments, and dollar-roll transactions described below and in the Statement of Additional Information, which may have the same economic effect as if the Portfolios had borrowed money.


     The use of borrowed money, known as "leverage," increases a Portfolio's market exposure and risk and may result in losses. When a Portfolio has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Portfolio must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Portfolios currently intend to use leverage in order to adjust the dollar-weighted average duration of their portfolios. A Portfolio will not always borrow money for investment and the extent to which a Portfolio will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on an investment adviser's ability to predict market movements correctly. The amount of leverage (including leverage to the extent employed by a Portfolio through "reverse repurchase agreements," "dollar-roll" transactions, and "forward commitments," described below) that can exist at any one time will not exceed one-third of the value of a Portfolio's total assets (less all liabilities of the Portfolio other than the leverage).

     REVERSE REPURCHASE AGREEMENTS; FORWARD COMMITMENTS. Each Portfolio, other than the Growth Portfolio, may enter into "reverse" repurchase agreements. Each of the Capital Growth, Quality Income, Short-Duration Income, Balanced, High Income, Income and Growth, and Global Portfolios may do so with respect to up to one-third of its assets, and the Municipal Income Portfolio may do so with respect to up to 5% of its assets. "Reverse" repurchase agreements generally involve the sale by a Portfolio of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Each Portfolio also may enter into forward commitments, in which a Portfolio buys securities for future delivery. Reverse repurchase agreements and forward commitments involve leverage, and may increase a Portfolio's overall investment exposure. Their use by a Portfolio may result in losses. The Short-Duration Income Portfolio and the Quality Income Portfolio may enter into reverse repurchase agreements to create investment leverage.

     DOLLAR-ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risks, each Portfolio, other than the Growth and Municipal Income Portfolios may engage in dollar-roll transactions with respect to mortgage-related securities issued by GNMA, FNMA, and FHLMC. In a dollar-roll transaction, a Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (I.E., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar-roll transactions involve leverage, and may increase a Portfolio's overall investment exposure. Their use by a Portfolio may result in losses.


     FOREIGN SECURITIES. Each Portfolio other than the Growth and Municipal Income Portfolios may invest in securities principally traded in foreign markets. The Capital Growth and Income and Growth Portfolios will limit such investments to 15% of their total assets. (Those percentage limitations do not apply to American Depository Receipts, Global Depository Receipts, and other U.S. dollar-denominated securities of issuers located outside the United States.) Since foreign securities are normally denominated and traded in foreign currencies, the values of a Portfolio's assets may be affected favorably or unfavorably by changes in currency exchange rates and by exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of a Portfolio's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a Portfolio's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. A Portfolio may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments as described more fully below.

     A Portfolio may invest in American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which represent interests in foreign securities held by a bank, trust company, or other organization. Investments in ADRs and GDRs are subject to many of the same risks of investing in foreign securities generally.

     The risks described above are typically increased to the extent that a Portfolio invests in securities traded in underdeveloped and developing nations, which are sometimes referred to as "emerging markets."


     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Each Portfolio that may invest in foreign securities may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. A Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").


     A Portfolio also may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which a Portfolio contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging.


     A Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts, for hedging and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. For transaction hedging purposes, a Portfolio may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

     A Portfolio may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Portfolio intends to buy are denominated). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase and sell put and call options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, a Portfolio may also purchase or sell foreign currencies on a spot basis.

     Although there is no limit to the amount of a Portfolio's assets that may be invested in foreign currency exchange and foreign currency forward contacts, a Portfolio will only enter into such transactions to the extent necessary to effect the hedging transactions described above.


     INTEREST RATE TRANSACTIONS. In order to attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest-rate sensitivity of its portfolio, each of the Global, Balanced, High Income, Quality Income, and Short-Duration Income Portfolios may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors, and collars. Interest rate swaps involve the exchange by a Portfolio with another party of different types of interest-rate streams (E.G. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. Each Portfolio intends to use these interest rate transactions as a hedge and not as a speculative investment. A Portfolio's ability to engage in certain interest rate transactions may be limited by tax considerations.


     The use of interest rate swaps and other interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a Portfolio's investment adviser or sub-adviser is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of a Portfolio would be less favorable than it would have been if this investment technique were not used.

     INDEXED SECURITIES. The Global Portfolio may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices, or other financial indicators. Investment in indexed securities involves certain risks. In addition to the credit risk of the securities issuer and normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of the reference instruments. Also, in the case of certain indexed securities where the interest rate is linked to a reference instrument, the interest rate may be reduced to zero and any further declines in the value of the security may then reduce the principal amount payable on maturity. Further, indexed securities may be more volatile than the reference instruments underlying indexed securities.


     PORTFOLIO TURNOVER. The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." As a result of each Portfolio's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable gains. The portfolio turnover rate for the High Income Portfolio is not expected to exceed 200% for the current fiscal year. Portfolio turnover rates for the ten most recent fiscal years (or for the life of a Portfolio if shorter) for the other Funds are contained in the section "Financial Highlights."

                         VALUING THE PORTFOLIOS' SHARES

     Each Portfolio calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values. The net asset value for Class A shares will generally differ from that of Class B shares due to the variance in daily net income realized by and dividends paid on each class of shares, and any differences in the expenses of the different classes.

     Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rates or at such other rates as may be used in accordance with procedures approved by the Trustees. As a result, fluctuations in the values of such currencies in relation to the U.S. dollar will affect the net asset value of a Portfolio's shares even though there has not been any change in the values of such securities as quoted in such foreign currencies.



                               SALES ARRANGEMENTS

     This Prospectus offers investors two classes of shares which bear sales charges in different forms and amounts and which bear different levels of expenses:

     CLASS A SHARES. An investor who purchases Class A shares pays a sales charge at the time of purchase. As a result, Class A shares are not subject to any charges when they are redeemed, except that sales at net asset value in excess of $1 million are subject to a contingent deferred sales charge (a "CDSC"). Certain purchases of Class A shares qualify for reduced sales charges. Class A shares currently bear no 12b-1 fees. See "How to Buy Shares -- Class A shares."


     CLASS B SHARES. Class B shares are sold without an initial sales charge, but are subject to a CDSC of up to 4% if redeemed within five or six years, depending on the Portfolio. Class B shares also bear 12b-1 fees. Class B shares provide an investor the benefit of putting all of the investor's money to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A shares due to the 12b-1 fees. If you purchase shares through an asset-allocation program, you may also be eligible to purchase Class B shares through the "BL Purchase Program." See "How to Buy Shares -- Class B shares."


     WHICH ARRANGEMENT IS FOR YOU? The decision as to which class of shares provides a suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge might consider Class B shares. Investors purchasing shares through an asset-allocation program may wish to purchase shares through the BL Purchase Program. For more information about these sales arrangements, consult your investment dealer or Mentor Services Company, Inc. ("Mentor Services Company"). Sales personnel may receive different compensation depending on which class of shares they sell. Investors may be charged a fee if they effect transactions through a broker or agent. Shares may only be exchanged for shares of the same class of another Mentor fund and for shares of Cash Resource U.S. Government Money Market Fund. See "How to Exchange Shares."

                               HOW TO BUY SHARES


     You can open a Portfolio account with as little as $1,000 and make additional investments at any time with as little at $50. Investments under IRAs and investments under qualified retirement plans are subject to a minimum initial investment of $250. The minimum initial investment may be waived for current and retired Trustees, and current and retired employees of Mentor Funds or Mentor Services Company or its affiliates. You can buy Portfolio shares BY COMPLETING THE ENCLOSED NEW ACCOUNT FORM and sending it to c/o Mentor Funds Boston Financial Data Services at 2 Heritage Drive, North Quincy MA 02171, along with a check or money order made payable to Mentor Funds; THROUGH YOUR FINANCIAL INSTITUTION, which may be an investment dealer, a bank, or another institution; OR THROUGH AUTOMATIC INVESTING. If you do not have a dealer, Mentor Services Company can refer you to one.


     AUTOMATIC INVESTMENT PLAN. Once you have made the initial minimum investment in a Portfolio, you can make regular investments of $50 or more on a monthly or quarterly basis through automatic deductions from your bank checking account. Application forms are available from your investment dealer or through Mentor Services Company.

     Shares are sold at a price based on a Portfolio's net asset value next determined after Mentor Distributors, LLC ("Mentor Distributors") receives your purchase order. In most cases, in order to receive that day's public offering price, Mentor Distributors or your investment dealer must receive your order before the close of regular trading on the New York Stock Exchange. If you buy shares through your investment dealer, the dealer must ensure that Mentor Distributors receives your order before the close of regular trading on the New York Stock Exchange for you to receive that day's public offering price.


     CLASS A SHARES. The public offering price of Class A shares is the net asset value plus a sales charge. The Portfolio receives the net asset value. The sales charge varies depending on the size of your purchase and is allocated between your investment dealer and Mentor Distributors. The current sales charges for the GROWTH, CAPITAL GROWTH, BALANCED, INCOME AND GROWTH, and GLOBAL PORTFOLIOS are:




                                               SALES CHARGE
                                                   AS A         SALES CHARGE
                                              PERCENTAGE OF         AS A
                                                  PUBLIC        PERCENTAGE OF
                                                 OFFERING        NET AMOUNT        DEALER
                                                  PRICE           INVESTED       COMMISSION*
                                             ---------------   --------------   ------------
Less than $50,000.........................   5.75%             6.10%            5.00%
$50,000 but less than $100,000............   4.75%             4.99%            4.00%
$100,000 but less than $250,000...........   3.75%             3.90%            3.00%
$250,000 but less than $500,000 ..........   3.00%             3.09%            2.50%
$500,000 but less than $1 million.........   2.00%             2.04%            1.75%
$1 million or more........................      0%                0%            (see below)

The current sales charges for the MUNICIPAL INCOME, HIGH INCOME, and QUALITY
                            INCOME PORTFOLIOS are:





                                               SALES CHARGE
                                                   AS A         SALES CHARGE
                                              PERCENTAGE OF         AS A
                                                  PUBLIC        PERCENTAGE OF
                                                 OFFERING        NET AMOUNT        DEALER
                                                  PRICE           INVESTED       COMMISSION*
                                             ---------------   --------------   ------------
Less than $100,000........................   4.75%             4.99%            4.00%
$100,000 but less than $250,000...........   4.00%             4.17%            3.25%
$250,000 but less than $500,000...........   3.00%             3.09%            2.50%
$500,000 but less than $1 million.........   2.00%             2.04%            1.75%
$1 million or more........................      0%                0%            (see below)


----------
* At the discretion of Mentor Distributors, the entire sales charge may at times be reallowed to dealers. The Staff of the Securities and Exchange Commission has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.

     Shares of the SHORT-DURATION INCOME PORTFOLIO are sold subject to a sales charge of 1%.

     There is no initial sales charge on purchases of Class A shares of $1 million or more. However, a CDSC of 1.00% is imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost and current net asset value. A CDSC is also imposed on any shares purchased without a sales charge as part of a purchase of shares of $1 million or more under a purchase accumulation plan. Contact Mentor Services Company for more information.


     You may be eligible to buy Class A shares at reduced sales charges. Consult your investment dealer or Mentor Services Company for details about Quantity Discounts and Accumulated Purchases, Letters of Intent, the Reinvestment Privilege, Concurrent Purchases, and the Automatic Investment Plan. Descriptions are also included in the New Account Form or are available from Mentor Services Company. Shares may be sold at net asset value to certain categories of investors, including to shareholders of other mutual funds who invest in Mentor Funds in response to certain promotional activities, and the CDSC may be waived under certain circumstances. The sales charges shown above will not apply to shares purchased by you if you purchase shares through EVEREN Securities, Inc. with the redemption proceeds received by you within the preceding 90 days from the sale of shares of most non-Mentor investment companies. No CDSC will apply to these purchases. EVEREN Securities, Inc. may compensate your investment dealer in connection with any such purchase. Sales charges may similarly not apply to shares purchased through other financial institutions that have made arrangements with Mentor Distributors. Contact your financial institution or Mentor Services Company for more information. See "How to Buy Shares -- General" below.


     CLASS B SHARES. Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within five or six years of purchase, depending on the Portfolio. The following types of shares may be redeemed without charge: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described in the Example below. The amount of CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The amount of the

CDSC will depend on the number of years since you invested in the shares being redeemed and the dollar amount being redeemed, according to the following table:




                                  CONTINGENT DEFERRED SALES       CONTINGENT DEFERRED SALES
                                  CHARGE AS A PERCENTAGE OF       CHARGE AS A PERCENTAGE OF
                                      APPLICABLE AMOUNT               APPLICABLE AMOUNT
                                  REDEEMED (GROWTH, CAPITAL       REDEEMED (QUALITY INCOME,
                                   GROWTH, BALANCED, INCOME     HIGH INCOME, MUNICIPAL INCOME,
 YEARS SINCE PURCHASE PAYMENT       AND GROWTH, AND GLOBAL        AND SHORT-DURATION INCOME
             MADE                        PORTFOLIOS)                     PORTFOLIOS)
------------------------------   ---------------------------   -------------------------------
              1                  4.0%                          4.0%
              2                  4.0%                          4.0%
              3                  3.0%                          3.0%
              4                  2.0%                          2.0%
              5                  1.0%                          1.0%
              6                  None                          1.0%
              7+                 None                          None


     For information on how sales charges are calculated if you exchange your shares, see "How To Exchange Shares."

     THE BL PURCHASE PROGRAM. If you purchase Class B shares through an asset-allocation program sponsored by your broker-dealer or other financial institution, you may elect to participate in the BL Purchase Program. Shares purchased through this Program are not subject to the CDSC shown above. Rather, a CDSC of 1.00% will be imposed on redemptions of such shares within the first year after purchase, based on the lower of the shares' cost and current net asset value. Your broker-dealer or other financial institution is responsible for making the election on your behalf to invest through the Program. Accordingly, if you wish to purchase shares through this Program, you should instruct your broker-dealer or financial institution to do so.


GENERAL

     A Portfolio may sell its Class A shares without a sales charge and may waive the CDSC on shares redeemed by Mentor Funds' current and retired Trustees (and their families), current and retired employees (and their families) of Mentor Services Company, each investment adviser or sub-adviser, and each of their affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Mentor Distributors, employees (and their families) of financial institutions having sales agreements with Mentor Distributors (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of Portfolio shares), financial institution trust departments investing an aggregate of $1 million or more in one or more funds in the Mentor family, clients of certain administrators of tax-qualified plans, employer-sponsored retirement plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in funds in the Mentor family, shares redeemed under a Portfolio's Systematic Withdrawal Plan (limited to 10% of a shareholder's account in any calendar year), and "wrap accounts" for the benefit of clients of financial planners adhering to certain standards established by Mentor Services Company or its affiliates. A Portfolio may sell shares without a sales charge or a CDSC in connection with the acquisition by the Portfolio of assets of an investment company or personal holding company. In addition, the CDSC may be waived in the case of (i) redemptions of shares held at the time a shareholder dies or becomes disabled, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year of the death or initial determination of disability; (ii) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified retirement plan following retirement; (b) distributions from an IRA, Keogh Plan, or Custodial Account under Section 403(b)(7) of the Internal Revenue Code following attainment of age 59 1/2; and (c) a tax-free return of an excess contribution to an IRA; (iii) redemptions by pension or profit sharing plans sponsored by Mentor Investment Group or an affiliate; and
(iv) redemptions by pension or profit sharing plans of which Mentor Investment Group or any affiliate serves as a plan fiduciary. In addition, certain retirement plans with over 200 employees may purchase Class A shares at net asset value without a sales charge. In addition, a Portfolio may sell its Class A shares without a sales charge and may waive the CDSC on shares redeemed by shareholders investing through brokerage or similar accounts sponsored by financial institutions having agreements with Mentor Distributors or Mentor Services Company, Inc., where the shareholder pays account fees to its financial institution based on the asset value of the shareholder's account with the financial institution from time to time. A Portfolio may sell its Class A shares without a sales charge to shareholders of other mutual funds who invest in Mentor Funds in response to certain promotional activities (in which case a CDSC of 1% may apply for a period of years after the purchase). Contact Mentor Services Company. If you invest through a broker-dealer or other financial institution, your broker-dealer or other financial institution will be responsible for electing on your behalf to take advantage of any of these reduced sales charges or waivers described above. Please instruct your broker-dealer or other financial institution accordingly.

     Shareholders of other funds in the Mentor family may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of a Portfolio at net asset value.


     In determining whether a CDSC is payable in respect of the shares redeemed, a Portfolio will first redeem the shares held longest (together with any shares received upon reinvestment of distributions with respect to those shares). Any of the shares being redeemed which were acquired by reinvestment of distributions will be redeemed without a CDSC, and amounts representing capital appreciation will not be subject to a CDSC. See the Example below.


EXAMPLE:

     You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 of those shares (including shares purchased through reinvestment of distributions on those 100 shares) at this time, your CDSC will be calculated as follows:

     o Proceeds of 50 shares redeemed at $12 per share                    $600

     o Minus proceeds of 10 shares not subject to a CDSC because they were acquired
       through dividend reinvestment (10 x $12)                           -120

     o Minus appreciation on remaining shares, also not subject to CDSC (40
       x $2)                                                               -80
                                                                          ----

     o Amount subject to a CDSC                                           $400

     Mentor Distributors receives the entire amount of any CDSC you pay. Consult Mentor Services Company for more information.

     If you are considering redeeming or exchanging shares of a Portfolio or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange, or transfer. Otherwise the Portfolio may delay payment until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date.

     To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

     Because of the relatively high cost of maintaining accounts, each Portfolio reserves the right to redeem, upon not less than 60 days' notice, any Portfolio account below $500 as a result of redemptions. A shareholder may, however, avoid such a redemption by a Portfolio by increasing investment in shares of that Portfolio to a value of $500 or more during such 60-day period.


     Mentor Distributors, Mentor Advisors, the sub-advisers, or affiliates thereof, at their own expense and out of their own assets (or in conjunction with other entities), may also periodically sponsor programs that offer additional compensation in connection with sales of shares of the Portfolios. Compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of Mentor Funds' shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Certain dealers may not sell all classes of shares.

     In all cases Mentor Advisors or the Distributors reserve the right to reject any particular investment.


     REINVESTMENT PRIVILEGE. If you redeem Class A or B shares of any Portfolio, you have a one-time right, within 60 days, to reinvest the redemption proceeds plus the amount of CDSC you paid, if any, at the next-determined net asset value. Front-end sales charges will not apply to such reinvestment. Mentor Distributors must be notified in writing by you or by your financial institution of the reinvestment for you to recover the CDSC, or to eliminate the front-end sales charge. If you redeem shares in any of the Portfolios, there may be tax consequences.


                      DISTRIBUTION PLANS (CLASS B SHARES)

     Mentor Distributors, LLC, located at 3435 Stelzer Road, Columbus, Ohio 43219, is the principal distributor for the Portfolios' shares. Mentor Distributors is not obligated to sell any specific amount of shares of any Portfolio. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc.


     Each of the Portfolios has adopted a Distribution Plan under Rule 12b-1 with respect to its Class B shares (each, a "Class B Plan") providing for payments by the Portfolio to its distributor from the assets attributable to the Portfolio's Class B shares at the annual rate set out under "Expense Summary -- Annual Portfolio Operating Expenses" above. (The Trustees may reduce the amount of payments or suspend the Class B Plan for such periods as they may determine. A Portfolio's distributor also receives the proceeds of any CDSC imposed on redemptions of shares).


     Payments under the Plans are intended to compensate a Portfolio's distributor for services provided and expenses incurred by it as principal underwriter of a Portfolio's Class B shares. A Portfolio's distributor may select financial institutions (such as a broker/dealer or bank) to provide sales support services as agents for their clients or customers who beneficially own Class B shares of the Portfolios. Financial institutions will receive fees from a Portfolio's distributor based upon Class B shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by a Portfolio's distributor. A Portfolio's distributor may suspend or modify such payments to dealers. Such payments are also subject to the continuation of the relevant Class B Plan, the terms of any agreements between dealers and a Portfolio's distributor, and any applicable limits imposed by the National Association of Securities Dealers, Inc.


     Mentor Services Company, a wholly owned subsidiary of Mentor Investment Group, provides marketing-related services in respect of the Portfolios. Mentor Services Company and its affiliates will receive from Mentor Distributors substantially all amounts received or retained by Mentor Distributors in respect of the distribution of the Portfolios' shares, including any amounts paid to Mentor Distributors under the Portfolios' Class B Plans. In addition, Mentor Services Company receives from Mentor Distributors an amount equal to all CDSC's received by Mentor Distributors.



                               HOW TO SELL SHARES

     You can sell your shares in any Portfolio to that Portfolio any day the New York Stock Exchange is open, either directly to the Portfolio or through your investment dealer. A Portfolio will only redeem shares for which it has received payment.

     SELLING SHARES DIRECTLY TO A PORTFOLIO. Send a signed letter of instruction and stock power form, along with any certificates that represent shares you want to sell, to Mentor Funds, c/o Boston Financial Data Services, Inc. ("BFDS"), 2 Heritage Drive, North Quincy, Massachusetts 02171. The price you will receive is the net asset value next calculated after your request is received in proper form less any applicable CDSC. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. If you sell shares having a net asset value of $50,000 or more or if you want your redemption proceeds payable to you at a different address or to someone else, the signatures of registered owners or their legal representatives must be guaranteed by a bank, broker-dealer, or certain other financial institutions. Contact Mentor Services Company for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Mentor Services Company, and many commercial banks. Mentor Distributor usually requires additional documentation for the sale of shares by a corporation, partnership, agent, or fiduciary, or surviving joint owner. Contact Mentor Services Company for details.

     SELLING SHARES BY TELEPHONE. You may use the Telephone Redemption Privilege to redeem shares from your account unless you have notified Mentor Services Company of an address change within the preceding 15 days. Unless an investor indicates otherwise on the New Account Form, Mentor Services Company will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide Mentor Services Company with his or her account registration and address as it appears on Mentor Services Company's records. Mentor Services Company will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Mentor Services Company may be liable for any losses due to unauthorized or fraudulent instructions. For more information, consult Mentor Services Company. During periods of unusual market changes and shareholder activity, you may experience delays in contacting Mentor Services Company by telephone in which case you may wish to submit a written redemption request, as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege may be modified or terminated without notice.


     SELLING SHARES THROUGH YOUR INVESTMENT DEALER. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Mentor Services Company, and may charge you for its services.

     SYSTEMATIC WITHDRAWAL PROGRAM. You may redeem Class A or B shares of a Portfolio through periodic withdrawals for a predetermined amount. Only shareholders with accounts valued at $10,000 or more are eligible to participate. Class B shares redeemed under the Systematic Withdrawal Program are not subject to a CDSC, but the aggregate withdrawals of Class B shares in any year are limited to 10% of the value of the account at the time of enrollment. Contact Mentor Services Company for more information.

     GENERAL. The Portfolios generally send you payment for your shares the business day after your request is received. Under unusual circumstances, the Portfolios may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

     The Portfolios reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolios' per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.



                            HOW TO EXCHANGE SHARES

     Except as otherwise described below, you can exchange your shares in a Portfolio worth at least $1,000 for shares of the same class of any other Portfolio offered by this Prospectus and certain other portfolios in the Mentor family at net asset value beginning 15 days after purchase. You may also exchange shares of any Portfolio for shares of Cash Resource U.S. Government Money Market Fund (the "Cash Fund"). If you exchange shares subject to a CDSC, the transaction will not be subject to a CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares, using the schedule of the Portfolio from which your first exchange was effected. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.


     For information on how to exchange your shares, contact Mentor Service Company at 1-800-869-6042. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available. Mentor Services Company's procedures for telephonic transactions are described above under "How to Sell Shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares which remain outstanding. Ask your investment dealer or Mentor Services Company for a prospectus relating to the Cash Fund or the other portfolios into which you may exchange your shares. Shares of certain of the Portfolios may not available to residents of all states.

     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Mentor Advisors or the Trustees believe doing so would be in the best interests of a Portfolio, the Trust reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See the Statement of Additional Information to find out more about the exchange privilege.



                           HOW DISTRIBUTIONS ARE MADE

     Dividends, if any, are declared daily and paid monthly for the Quality Income, High Income, Short-Duration Income, and Municipal Income Portfolios, quarterly for the Income and Growth and Balanced Portfolios, and annually for the Growth, Capital Growth, and Global Portfolios. Each Portfolio will distribute its net capital gain, if any, at least annually. All dividends and distributions of net capital gain will be invested in additional shares of the same class of a Portfolio unless a shareholder requests in writing to receive the dividend or distribution in cash.


                                     TAXES

     Each Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.

     All Portfolio distributions, other than exempt-interest dividends, will be taxable to you as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long you have held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Portfolio distributions will be taxable to you even if they are paid from income or gains earned by the Portfolio prior to your investment (and thus were included in the price paid for your shares). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year Mentor Funds will notify you of the amount and tax status of distributions paid to you by your Portfolio for the preceding year. In buying or selling securities for each of the Portfolios, Mentor Advisors and Mentor Perpetual, as applicable, will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolios' shareholders.


     To permit the Quality Income, Municipal Income, and Short-Duration Income Portfolios to maintain more stable monthly distributions, each of those Portfolios may from time to time pay out less than the entire amount of net investment income earned in any particular period. Any such amount retained by a Portfolio would be available to stabilize future distributions. As a result, the distributions paid by any of these Portfolios for any particular period may be more or less than the amount of net investment income actually earned by the Portfolio during that period.

     MUNICIPAL INCOME PORTFOLIO. Distributions designated by the Portfolio as "exempt-interest dividends" are not generally subject to federal income tax. The Portfolio may engage in investment activities that produce taxable income, the distribution of which will be taxable to shareholders as described above. If you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Portfolio may have on the taxation of your benefits. In addition, an investment in the Portfolio may result in liability for federal alternative maximum tax and for state and local taxes, both for individual and corporate shareholders.

     GLOBAL PORTFOLIO ONLY. Shareholders of the Portfolio who are U.S. citizens or residents may be able to claim a foreign tax credit or deduction on their U.S. income tax returns with respect to foreign taxes paid by the Portfolio. If, at the end of the fiscal year of the Portfolio, more than 50% of the Portfolio's total assets are represented by stock or securities of foreign corporations, the Portfolio intends to make an election permitted by the Internal Revenue Code to treat any eligible foreign taxes it paid as paid by its shareholders. In that case, shareholders who are U.S. citizens, U.S. corporations, and, in some cases, U.S. residents, will be required to include in U.S. taxable income their pro rata share of such taxes, but may then be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.


     The foregoing is a summary of certain federal income tax consequences of investing in a Portfolio. Dividends, distributions, and redemption proceeds also may be subject to foreign, state, and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).



                                   MANAGEMENT

     The Trustees of Mentor Funds are responsible for generally overseeing the conduct of its business. MENTOR INVESTMENT ADVISORS, LLC is the investment adviser to each of the Portfolios other than the Global Portfolio. MENTOR PERPETUAL ADVISORS, LLC is the investment adviser to the Global Portfolio. Each of the investment advisers is located at 901 East Byrd Street, Richmond, Virginia.

     All investment decisions made for the Portfolios by Mentor Advisors and Mentor Perpetual are made by investment management teams.


     Mentor Advisors has over $13 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $234 billion in assets and $17 billion in total stockholders' equity as of September 30, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.

     Mentor Perpetual, an investment advisory firm organized in 1995, is owned equally by Perpetual plc, a diversified financial services holding company, and Mentor Advisors. The Perpetual organization currently serves as investment adviser for assets of more than $14 billion. Its clients include 28 unit and investment trusts and other public investment pools including private individuals, charities, pension plans, and life assurance companies.

     Mentor Advisors and Mentor Perpetual together serve as investment adviser to 27 separate investment portfolios in the Mentor Family of Funds, including those offered by this Prospectus. For a prospectus relating to certain of these other investment portfolios, and for information concerning your eligibility to purchase shares of those portfolios, contact Mentor Services Company.


     Each of the Portfolios (other than the Global Portfolio) pays management fees to Mentor Advisors at the annual rates described above under "Expense Summary -- Annual Portfolio Operating Expenses"; and the Global Portfolio pays fees to Mentor Perpetual at an annual rate of 1.10% of its average daily net assets up to and including $75 million and 1.00% of its average daily net assets in excess of $75 million. The advisory fees paid by the Growth, Capital Growth, Income and Growth, and Global Portfolios are higher than those paid by many other mutual funds. An investment adviser may from time to time voluntarily waive some or all of its investment advisory fees and may terminate any such voluntary waiver at any time in its sole discretion.


THE SUB-ADVISERS


     VAN KAMPEN MANAGEMENT, INC. serves as sub-adviser to the High Income Portfolio and the Municipal Income Portfolio. Van Kampen, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, was incorporated in 1990 and commenced operations in 1992. Van Kampen currently provides investment advice to a wide variety of individual, institutional, and investment company clients. Van Kampen is a wholly owned subsidiary of Van Kampen American Capital, Inc., which, in turn, is wholly-owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is an indirect wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley, Dean Witter, Discover & Co. and various of its subsidiaries, including Morgan Stanley & Co. Incorporated, a registered broker-dealer, are engaged in a wide range of financial services. As of September 30, 1998, Van Kampen, together with its affiliates, advised or supervised approximately $70 billion of assets. For its services as sub-adviser of the Municipal Income Portfolio, Van Kampen receives a fee from Mentor Advisors at the following annual rate: 0.25% of the first $60 million of the Portfolio's average net assets and 0.20% of the Portfolio's average net assets over $60 million. For its services as sub-adviser of the High Income Portfolio, Van Kampen receives a monthly fee from Mentor Advisers at the annual rate of
 .20% of the Portfolio's average daily net assets.

     David C. Johnson, Senior Vice President and Co-Director of Municipal Investments, is a manager of the Municipal Income Portfolio. Mr. Johnson joined Van Kampen in 1989 and has served as portfolio manager of the Municipal Income Portfolio since its inception. Mr. Johnson has eighteen years of management experience in the tax-free fixed-income sector. Currently, he is responsible for the management and supervision of 52 Van Kampen municipal funds, including both open and closed-end fund, with total assets exceeding $13 billion.

     Timothy D. Haney, Vice President, is a co-manager of the Municipal Income Portfolio since 1997. He is responsible for the management of ten open and closed-end municipal funds with total assets of approximately $2 billion. Mr. Haney joined Van Kampen in 1988 and has ten years of experience in the tax-free fixed income market.

     Ellis S. Bigelow, Senior Vice President, is the manager of the Mentor High Income Portfolio since its inception. Ms. Bigelow joined Van Kampen in 1980 and has over 18 years of experience in the corporate, government and equity sectors. Currently, she is responsible for the management or supervision of approximately $2 billion in corporate assets.

     WELLINGTON MANAGEMENT COMPANY, LLP serves as sub-adviser to the Income and Growth Portfolio. Wellington Management, located at 75 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. As of September 30, 1998, Wellington Management had discretionary investment management authority with respect to approximately $187 billion in assets. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. For its services as sub-adviser, Wellington Management receives a fee from Mentor Advisors at the following annual rate: 0.325% of the first $50 million of the Portfolio's average net assets, 0.275% of the next $150 million of the Portfolio's average net assets, 0.225% of the next $300 million of the Portfolio's average net assets, and 0.200% of the Portfolio's net assets over $500 million.


     Paul D. Kaplan, Senior Vice President of Wellington Management, has served as portfolio manager of the fixed-income and U.S. Government securities portion of the Portfolio since its inception in May 1993. Mr. Kaplan has been a portfolio manager with Wellington Management since 1982. As of November 30, 1996, Wellington Management's Equity Income Team, a group of equity portfolio managers and senior investment professionals, assumed responsibility for managing the equity securities portion of the Portfolio.

     GENERAL. Subject to the general oversight of the Trustees, each Portfolio's investment adviser or sub-adviser manages the relevant Portfolio's investments in accordance with the stated policies of the Portfolio. Each makes investment decisions for the Portfolio and places purchase and sale orders for the Portfolio's transactions. In addition, each pays the salaries of all officers and employees who are employed by both it and Mentor Funds. Mentor Funds pays all expenses not assumed by the investment advisers, sub-advisers, or Mentor Investment Group, including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under the Portfolios' Class B Plans.

     In selecting broker-dealers, an investment adviser or sub-adviser may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, a Portfolio's investment adviser or sub-adviser may consider sales of shares of Mentor Funds (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers.


                                 OTHER SERVICES

     ADMINISTRATIVE SERVICES. Mentor Investment Group, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, provides each Portfolio with certain administrative personnel and services necessary to operate each Portfolio, such as bookkeeping and accounting services. Mentor Investment Group provides these services to each of the Portfolios at an annual rate of 0.10% of the Portfolio's average daily net assets.

     SHAREHOLDER SERVICING PLAN. Mentor Funds has adopted a Shareholder Servicing Plan (the "Service Plan") with respect to Class A and Class B shares of each Portfolio. Under the Service Plan, financial institutions will enter into shareholder service agreements with Mentor Distributors to provide administrative support services to their customers who are Portfolio shareholders. In return for providing these support services, a financial institution may receive payments at a rate not exceeding 0.25% of the average daily net assets of the Class A or Class B shares of a Portfolio. These administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel, including clerical, supervisory, and computer personnel, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Portfolios; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Portfolios reasonably request.


     In addition to receiving payments under the Service Plan, financial institutions may be compensated by a Portfolio's investment adviser, by a Portfolio's sub-adviser, or by Mentor Investment Group, or affiliates thereof, for providing administrative support services to holders of Class A or Class B shares of the Portfolios. These payments will be made directly by an investment adviser, sub-adviser, and/or Mentor Investment Group, or their affiliates, and will not be made from the assets of any of the Portfolios.


                              GENERAL INFORMATION

     Mentor Funds is a Massachusetts business trust organized on January 20, 1992. A copy of the Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into twelve series with varying investment objectives and policies. Certain of the Trust's Portfolios offer more than one class of shares with different sales charges and expenses.

     Each of the Growth, Perpetual Global, Capital Growth, Balanced, Income and Growth, Municipal Income, Quality Income, Short-Duration Income, and High Income Portfolios currently offers three classes of shares: Class A and Class B shares, which are offered by this Prospectus; and Class Y (Institutional) shares, which are not subject to any sales loads or shareholder servicing fees. Contact Mentor Services Company for information concerning Class Y shares and your eligibility to purchase shares of that class.

     Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Portfolios are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolios were liquidated, would receive the net assets of the Portfolios. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolios nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.

     The Portfolios receive services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Portfolios' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolios from this problem.

     In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.



                            PERFORMANCE INFORMATION

     Yield and total return data may from time to time be included in advertisements about the Portfolios. A Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income per share of the class in question during a recent 30-day period by the maximum public offering price per share of that class on the last day of that period. "Total return" for the one-, five-, and ten-year periods (or for the life of a Portfolio, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Portfolio at the maximum public offering price (in the case of Class A shares) and reflecting (in the case of Class B shares) the deduction of any applicable CDSC. Total return may also be presented for other periods or based on investment at reduced sales charge levels or at net asset value. Investment performance of different classes of shares of a Portfolio will differ. Any quotation of investment performance not reflecting a CDSC or maximum front-end sales charge would be reduced if the CDSC or front-end sales charges were reflected. Quotations of yield or total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Portfolio's performance may be compared to various indices. See the Statement of Additional Information for more information. Information may be presented in advertisements about a Portfolio describing the background and professional experience of the Portfolio's investment adviser, sub-adviser, or any of their personnel.

     ALL DATA ARE BASED ON A PORTFOLIO'S PAST INVESTMENT RESULTS AND DO NOT PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Portfolio's investments, a Portfolio's operating expenses, and which class of shares you purchase. Investment performance also often reflects the risks associated with a Portfolio's investment objective and policies. These factors should be considered when comparing a Portfolio's investment results to those of other mutual funds and other investment vehicles.

     As permitted by applicable law, performance information for a Portfolio whose investment adviser or sub-adviser has changed may be presented only for periods after the change was effected.

                                                                        APPENDIX


MOODY'S INVESTORS SERVICE, INC., BOND RATINGS


     AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


     AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA -- Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA -- Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


     CAA -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principle or interest.

     CA -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


STANDARD AND POOR'S RATINGS SERVICE, INC., BOND RATINGS

     AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

     C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

     D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligation are jeopardized.



MOODY'S NOTE RATINGS

     MIG1/VMIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD AND POOR'S NOTE RATINGS


     SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus sign (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

     SP-3 -- Speculative capacity to pay principal and interest.


MOODY'S INVESTORS SERVICE, INC., COMMERCIAL PAPER RATINGS

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

        --   Leading market positions in well established industries.
        --   High rates of return on funds employed.
        --   Conservative capitalization structure with moderate reliance on debt and ample asset protection.
        --   Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
        --   Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of saety is not as high as for issues designated "A-1".

     A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

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

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.









                            MENTOR INVESTMENT GROUP
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1998 MENTOR DISTRIBUTORS, LLC

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK 609

                                  MENTOR FUNDS


                            MENTOR GROWTH PORTFOLIO
                       MENTOR PERPETUAL GLOBAL PORTFOLIO
                        MENTOR CAPITAL GROWTH PORTFOLIO

                           MENTOR BALANCED PORTFOLIO

                       MENTOR INCOME AND GROWTH PORTFOLIO
                       MENTOR MUNICIPAL INCOME PORTFOLIO
                        MENTOR QUALITY INCOME PORTFOLIO

                     MENTOR SHORT-DURATION INCOME PORTFOLIO
                          MENTOR HIGH INCOME PORTFOLIO

                           -------------------------
                                   PROSPECTUS
                           -------------------------

                               December 15, 1998




                                 [MENTOR LOGO]

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.









                            MENTOR INVESTMENT GROUP
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1998 MENTOR DISTRIBUTORS, LLC

               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK 609

                                 [MENTOR LOGO]




                                  MENTOR FUNDS
                            MENTOR GROWTH PORTFOLIO
                       MENTOR PERPETUAL GLOBAL PORTFOLIO
                        MENTOR CAPITAL GROWTH PORTFOLIO
                           MENTOR BALANCED PORTFOLIO
                       MENTOR INCOME AND GROWTH PORTFOLIO
                       MENTOR MUNICIPAL INCOME PORTFOLIO
                        MENTOR QUALITY INCOME PORTFOLIO
                     MENTOR SHORT-DURATION INCOME PORTFOLIO

                          MENTOR HIGH INCOME PORTFOLIO

                           -------------------------
                                   PROSPECTUS
                           -------------------------

                               December 15, 1998




                            [EVEREN SECURITIES LOGO]

                                 MENTOR FUNDS


                                NEW ACCOUNT FORM
                          AND SHAREOWNER OPTIONS FORM




                     [MENTOR INVESTMENT GROUP LOGO]

                             USE THE ATTACHED FORM
                               TO ESTABLISH YOUR
                                   ACCOUNT IN
                                  MENTOR FUNDS

NEW ACCOUNT FORM AND                           [MENTOR INVESTMENT GROUP LOGO]
SHAREOWNER OPTIONS FORM
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TYPE OF ACCOUNT
--------------------------------------------------------------------------------
Use this one form to open any ONE of the following types of accounts. Please check the appropriate one below.
[ ] Individual Account, Complete 1. [ ] Joint Account, Complete 1 and
2. [ ] Custodial Account, (Gift to a Minor), Complete 3. [ ] Trust Account, Complete 4. [ ] Corporate (or Organization) Account,
Complete 5.
[ ] Revise Existing Account
                                    Number
                                           ------------------------------
1.                                                      -      -
    ----------------------------------------- ---------- ------ ---------
     Name                     Social Security Number

2.                                                      -      -
     ---------------------------------------- ---------- ------ ---------
     Name                     Social Security Number

 SHAREOWNER EMPLOYMENT INFORMATION
 This information is required in accordance with the Rules of Fair Practice of the National Association of Securities Dealers.


----------------------------------------------------------------------------
 Occupation of Shareowner or Custodian


----------------------------------------------------------------------------
 Employer's Name


----------------------------------------------------------------------------
 Employer's Address


----------------------------------------------------------------------------
 City                    State    ZIP Code


----------------------------------------------------------------------------
 Occupation of Co-Shareowner


----------------------------------------------------------------------------
 Employer's Name


----------------------------------------------------------------------------
 Employer's Address


----------------------------------------------------------------------------
     City                    State    ZIP Code

3.                                              as custodian for
  ----------------------------------------------
   Custodian's Name (only one custodian permitted)


----------------------------------------------------------------------------
 Minor's Name (only one minor permitted)

         -      -
--------- -----  -----------
 Minor's Social Security Number

   Under the      Uniform Gifts or      Uniform Transfers to Minors
            -----                 -----
            State                 State

   Act        /       /
      ------------------------------
          Minor's Birthdate

4.
 ----------------------- ----------------------------------
   Name of Trustee           Name of Trust

                                                 /    /
------------------------------------------------  ---  -----
   Name of Second Trustee (if any)         Date of Trust


----------------------------------------------------------------------------
   Trust's Taxpayer Identification Number

5.
----------------------------------------------------------------------------
   Name of Corporation (or other entity)


----------------------------------------------------------------------------
   Taxpayer Identification Number
   Business Type:
        Corporation     Partnership    Organization
   ----             ---             ---
        Fiduciary       Other
   ----             ---        --------------------------
                                 Specify other type

         (Please attach a certified copy of your corporate resolution)

--------------------------------------------------------------------------------
MAILING ADDRESS OF ACCOUNT
--------------------------------------------------------------------------------
All the information requested is needed to open your account.


----------------------------------      --------------------------------------
Street Address or Box Number             Apartment Number

----------------------------------      --------------------------------------
           City                         State   ZIP Code

(     )                       (     )
------------------------    --------------------------------
Area Code   Daytime Phone    Area Code    Evening Phone

--------------------------------------------------------------------------------
FUND SELECTION AND INITIAL INVESTMENT
--------------------------------------------------------------------------------
[ ] Next to the Portfolio name(s), indicate the amount you're investing in the
    Portfolio. MINIMUM PER PORTFOLIO: $1,000
[ ] Be sure to check how you want your Dividend and Capital Gains distributions handled: automatically reinvested to buy more shares or sent to you by check.
[ ] Indicate the TOTAL amount you're investing at this time.



                                 CLASS
FUND CHOICE                A       B       BL     AMOUNT                     REINVEST  CASH
                                                            Dividends          [ ]     [ ]
[ ] Growth Portfolio     [ ]     [ ]     [ ]   $--------    Capital Gains      [ ]     [ ]

                                                            Dividends          [ ]     [ ]
[ ] Capital Growth       [ ]     [ ]     [ ]   $--------    Capital Gains      [ ]     [ ]
    Portfolio
                                                            Dividends          [ ]     [ ]
[ ] Balanced Portfolio   [ ]     [ ]     [ ]   $--------    Capital Gains      [ ]     [ ]

                                                            Dividends          [ ]     [ ]
[ ] Income and           [ ]     [ ]     [ ]   $--------    Capital Gains      [ ]     [ ]
    Growth Portfolio
                                                            Dividends          [ ]     [ ]
[ ] Perpetual Global     [ ]     [ ]     [ ]   $--------    Capital Gains      [ ]     [ ]
    Portfolio
                                                            Dividends          [ ]     [ ]
[ ] Quality Income       [ ]     [ ]     [ ]   $--------    Capital Gains      [ ]     [ ]
    Portfolio
                                                            Dividends          [ ]     [ ]
[ ] Municipal            [ ]     [ ]     [ ]   $--------    Capital Gains      [ ]     [ ]
    Income Portfolio
                                                            Dividends          [ ]     [ ]
[ ] Short-Duration       [ ]     [ ]     [ ]   $--------    Capital Gains      [ ]     [ ]
    Income Portfolio
                                                            Dividends          [ ]     [ ]
[ ] High Income          [ ]     [ ]     [ ]   $--------    Capital Gains      [ ]     [ ]
    Portfolio

                           TOTAL $-----------------
[ ] Check enclosed for total purchase above made payable to Mentor Funds.
[ ] Other payment method

--------------------------------------------------------------------------------
TELEPHONE EXCHANGE/
TELEPHONE REDEMPTION
--------------------------------------------------------------------------------
I elect the following privileges as described in the prospectus:

  Telephone Exchange: [ ] Yes             Telephone Redemptions: [ ] Yes
                      [ ] No                                     [ ] No

These privileges will automatically apply if neither box is checked.

By establishing these services and signing this form, I acknowledge that:

I authorize Boston Financial Data Services, Inc. to accept and act upon telephoned instructions to (1) exchange shares I own in any Portfolio(s) for shares of any other Portfolio(s) or (2) redeem shares I own in any Portfolio(s).

I understand that exchanges can be made only between accounts having identical registrations.

--------------------------------------------------------------------------------
[ ] LETTER OF INTENT
--------------------------------------------------------------------------------
I understand that through accumulated investments I can reduce my sales charges on Class A shares. I plan to invest over a 13-month period in Class A shares of one or more of the Portfolios in Mentor Funds in an aggregate amount of at least:
[ ] $50,000 (applies only to equity funds)
[ ] $250,000 [ ] $500,000 [ ] $1,000,000 (and above)
If the amount indicated is not invested within 13 months, reduced sales charge do not apply.
[ ] I am already investing under an existing statement of intention.

--------------------------------------------------------------------------------
[ ] RIGHTS OF ACCUMULATION
--------------------------------------------------------------------------------
[ ] I own Class A shares of more than one Portfolio in Mentor Funds, which may entitle me to a reduced sales charge. My shareholder account numbers are:

-------------------------- -------------------------- --------------------------
[ ] The registration of some of my shares differs. Their account numbers are:

-------------------------- --------------------------   ------------------------

                  BE SURE TO COMPLETE THE REVERSE SIDE

---------------------------------------
[ ] SYSTEMATIC INVESTMENT PLAN
    VIA ACH
---------------------------------------
Check the box above and complete this section; then check the box next to Bank Account Information and complete that section too.

I authorize State Street Bank & Trust Co. (service agent for Mentor Funds), to withdraw money from my bank account to buy more shares for my account(s) in the Portfolio(s) listed below.


 PORTFOLIO                       AMOUNT ($50 minimum)
 [ ]                             $
   ----------------------------  --------------------------------
 [ ]                             $
   ----------------------------  --------------------------------

Please note: This service takes approximately 15 days to establish and will be done on or about the 15th of each month.

---------------------------------------
[ ] SYSTEMATIC WITHDRAWAL
    PLAN VIA CHECK
---------------------------------------
You must have a minimum of $10,000 in your mutual fund account to qualify for this optional service.
(Class B shares withdrawals will not be subject to the applicable CDSC up to 10% of account value at the time of plan inception.)

Check the box above and complete this section.

I authorize State Street Bank & Trust Co. (service agent for Mentor Funds), to redeem shares from my account(s) in the Portfolio(s) listed below and mail a check for the amount specified to the name and address on the account. State Street Bank & Trust Co., is to do this on the 15th of each month. If the 15th falls on a weekend or holiday, the transaction will take place the next business day.


 FUND                             AMOUNT ($50 minimum)
 [ ]                              $
   ----------------------------    ----------------------------

 [ ]                              $
   ----------------------------    ----------------------------

Please send my Systematic Withdrawal Check to
[ ] Mailing Address of Account
[ ] Other*
             ----------------------------------

Please note: This service takes approximately two (2) weeks to establish.

*Signature guarantee required

--------------------------------------------------------------------------------
[ ] BANK ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Complete this section only if you are signing-up for
[ ] Telephone Redemption, [ ] Systematic Investment Plan, or
[ ] Systematic Withdrawal Plan.

--------------------------------------------------------------------------------
Bank Name          ABA Number


--------------------------------------------------------------------------------
Bank Address


--------------------------------------------------------------------------------
City            State  ZIP Code


--------------------------------------------------------------------------------
Name(s) on Bank Account


--------------------------------------------------------------------------------
Bank Account Number


        Checking          Savings
--------          -------
Please attach a check (marked "VOID") or a deposit ticket from this bank account.

-------------------------------------------------------------------------------
SIGNATURES
-------------------------------------------------------------------------------
This New Account Form must be signed for an account to be opened. The signatures required for the various types of accounts are:
 [ ] Individual Account, the individual's
 [ ] Joint Account, both shareowners'
 [ ] Custodial Account (Gift to a Minor), the custodian's
 [ ] Corporate (or Organization) Account, an officer's (and the officer's title must be included)

By signing this New Account Form below, I assure that:

o I have received and read the prospectus for each of the Portfolios in which I am investing, and I understand that the prospectus terms are incorporated into this form by reference.
o I authorize Mentor Funds, its affiliates and agents, to act on any instructions believed to be genuine for any service authorized on this form. I agree they will not be liable for any resulting loss or expense.
o I am of legal age in my state and have the authority and legal capacity to purchase mutual fund shares.
o I understand that I may terminate the Telephone Redemption, Systematic Investment Plan, and/or Systematic Withdrawal Plan at any time by writing to Boston Financial Data Services.
o I understand that I will receive 30 days' written notice from Boston Financial Data Services, Transfer Agent, before any service on this form is terminated.

o I certify, under penalties of perjury, that:

  1. The Social Security or Taxpayer Identification Number shown on this form is correct. (If I fail to give the correct number or to sign this form, Mentor Funds may reject, restrict, or redeem my investment. I may also be subject to IRS Backup Withholding of a percentage of all distributions and redemptions.)
  2. I am NOT currently subject to IRS Backup Withholding because (a) I have not been notified of it or (b) notification has been revoked. (Cross out "NOT" if you are currently subject to Backup Withholding.)
-------------------------------------------------------------------------------
I agree that none of Mentor Investment Group, LLC, Mentor Distributors, LLC, Boston Financial Data Services, Mentor Funds, or any of their affiliates will be responsible for the authenticity of any instructions given and shall be fully indemnified and held harmless from any and all direct liabilities, losses, or cost resulting from acting upon such transactions.

-----------------------------------------------------------------------
Shareowner (or Custodian)               Date

-----------------------------------------------------------------------
Co-Shareowner                           Date

-----------------------------------------------------------------------
Corporate Officer or Trustee            Date

-----------------------------------------------------------------------
Title of Corporate Officer or Trustee   Date

-------------------------------------------------------------------------------
DEALER INFORMATION
-------------------------------------------------------------------------------
To be completed by Customer Account Representative:



-----------------------------------------------------------------------
Financial Institution Name



-----------------------------------------------------------------------
Address



-----------------------------------------------------------------------
City             State                                         ZIP Code



-----------------------------------------------------------------------
Dealer Number (If applicable)



-----------------------------------------------------------------------
Representative's Code Number


-----------------------------------------------------------------------
Representative's Full Name



-----------------------------------------------------------------------
Representative's Branch Office



-----------------------------------------------------------------------
Representative's Phone Number


----------------------------------------------------------------------------
MAILING INFORMATION
----------------------------------------------------------------------------
Send this completed form to:

      Mentor Funds
      c/o Boston Financial Data Services
      P.O. Box 8507
      Boston, MA 02266
If you have any questions please call 1-800-382-0016





MENTOR DISTRIBUTORS, LLC, Distributor
--------------------------------------------------------------------------------

P R O S P E C T U S                                            December 15, 1998



Y (INSTITUTIONAL) SHARES


                                  Mentor Funds


     Mentor Funds, an open-end management investment company, is offering Y Shares of nine different investment portfolios to institutional and high net-worth individual investors: Mentor Growth Portfolio, Mentor Capital Growth Portfolio, Mentor Balanced Portfolio, Mentor High Income Portfolio, Mentor Income and Growth Portfolio, Mentor Perpetual Global Portfolio, Mentor Quality Income Portfolio, Mentor Municipal Income Portfolio, and Mentor Short-Duration Income Portfolio. CERTAIN OF THE PORTFOLIOS MAY USE "LEVERAGE" -- THAT IS, THEY MAY BORROW MONEY TO PURCHASE ADDITIONAL PORTFOLIO SECURITIES, WHICH INVOLVES SPECIAL RISKS. See "Other Investment Practices And Risk Factors."


     Mentor Funds provides investors an opportunity to invest in a variety of Portfolios offering a wide array of investment strategies. Each Portfolio pursues its investment objectives through the investment policies described in this Prospectus. This Prospectus sets forth concisely the information about Mentor Funds that a prospective investor should know before investing. Investors should read this Prospectus carefully and retain it for future reference. MORE DETAILED INFORMATION CAN BE FOUND IN THE DECEMBER 15, 1998 STATEMENT OF ADDITIONAL INFORMATION, AS AMENDED FROM TIME TO TIME. FOR A FREE COPY OF THE STATEMENT OR FOR OTHER INFORMATION, PLEASE CALL MENTOR SERVICES COMPANY, INC. AT 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference. The address of Mentor Funds is P.O. Box 1357, Richmond, Virginia 23218-1357.


                               ----------------
                           Mentor Distributors, LLC
                                  Distributor


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THEACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                            IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
 ENDORSED BY, FIRST UNION CORP. OR ANY OF ITS AFFILIATES AND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE RISK OF PRINCIPAL.

                               TABLE OF CONTENTS




                                                          PAGE
                                                         -----
Expense Summary ......................................     3
Financial Highlights .................................     5
Investment Objectives and Policies ...................     6
Other Investment Practices and Risk Factors ..........    15
How the Portfolios Value Their Shares ................    23
Purchase of Shares ...................................    24
Redemption of Shares .................................    25
How To Exchange Shares ...............................    26
How Distributions Are Made ...........................    26
Taxes ................................................    26
Management ...........................................    28
General Information ..................................    30
Performance Information ..............................    31
APPENDIX .............................................    32

                                EXPENSE SUMMARY


     Expenses are one of several factors to consider when investing in a Portfolio. Expenses shown are based on those incurred for the last fiscal year (except that, in the case of the Balanced and High Income Portfolios, expenses shown reflect the expenses the Portfolios expect to incur in respect of their Y shares in the current fiscal year). The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Y Shares of each Portfolio over specified periods.



SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge Imposed on Purchases ....................    None
Maximum Sales Charge Imposed on Reinvested Dividends .........    None
Exchange Fee .................................................    None
Contingent Deferred Sales Charge .............................    None

ANNUAL PORTFOLIO OPERATING EXPENSES


(As a percentage of average net assets)





                                                                         INCOME
                                                CAPITAL                   AND
                                     GROWTH      GROWTH     BALANCED     GROWTH
                                   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                  ----------- ----------- ----------- -----------
INSTITUTIONAL
---------------------------------
Investment Advisory Fee ......... 0.70%       0.80%       0.75%       0.75%
Other Expenses
 Shareholder Services
   Plan Fees ....................  None        None        None        None
 Other Expenses ................. 0.31%       0.29%       0.35%       0.32%
                                  ----        ----        ----        ----
Total Other Expenses ............ 0.31%       0.29%       0.35%       0.32%
                                  ----        ----        ----        ----
Total Portfolio Operating
 Expenses ....................... 1.01%       1.09%       1.10%       1.07%



                                                                         SHORT-
                                   PERPETUAL    QUALITY    MUNICIPAL    DURATION      HIGH
                                     GLOBAL      INCOME      INCOME      INCOME      INCOME
                                   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                  ----------- ----------- ----------- ----------- ------------
INSTITUTIONAL
-------------
Investment Advisory Fee ......... 1.05%         0.48%*    0.60%       0.32%*         0.35%*
Other Expenses
 Shareholder Services
   Plan Fees .................... None           None      None        None        None
 Other Expenses ................. 0.45%         0.32%     0.32%       0.29%*         0.35%**
                                  ----         ------      ----        ----        -------
Total Other Expenses ............ 0.45%         0.32%     0.32%       0.29%*         0.35%
                                  ----         ------      ----        ----        -------
Total Portfolio Operating
 Expenses ....................... 1.50%         0.80%*    0.92%       0.61%*         0.70%*


----------
* After expense limitation.


** Other Expenses are estimated based on the expenses the Portfolio expects to incur during its first full year of operation.

     Mentor Investment Advisors, LLC has agreed to limit its Management Fees from each of the Quality Income, Short-Duration Income, and High Income Portfolios and Mentor Investment Group has agreed to limit certain administrative Services fees from the Short-Duration Income Portfolio to the extent necessary to limit the Total Portfolio Operating Expenses of those Portfolios to the levels shown. In the absence of these expense limitations, Management Fees for the Quality Income, the Short-Duration Income and the High Income Portfolio would be 0.60%, 0.50%, and 70% respectively. Other Expenses for the Short-Duration Income Portfolio would be 0.37%, and Total Portfolio Operating Expenses for the Quality Income, the Short-Duration Income, and the High Income Portfolios, would have been 0.93%, 0.87%, and 1.05% respectively.

EXAMPLES

     You would pay the following expenses on a $1,000 investment in Y Shares, assuming 5% annual return and with or without redemption at the end of each period:




                                                  1 YEAR     3 YEAR     5 YEAR     10 YEAR
                                                 --------   --------   --------   --------
    Growth Portfolio .........................      10        32         56          124
    Capital Growth Portfolio .................      11        35         60          133
    Balanced Portfolio .......................      11        35         61          134
    Income and Growth Portfolio ..............      11        34         59          131
    Perpetual Global Portfolio ...............      15        47         82          179
    Quality Income Portfolio .................       8        26         44           99
    Municipal Income Portfolio ...............       9        29         51          113
    Short-Duration Income Portfolio ..........       6        20         34           76
    High Income Portfolio ....................       7        22         --           --


     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE; ACTUAL EXPENSES MAY VARY.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
     The following tables have been derived from the Financial Highlights included in Mentor Funds' financial statements, which have been audited by KPMG Peat Marwick LLP, Mentor Funds' independent auditors. The report of KPMG Peat Marwick LLP, along with the Portfolios' financial statements and notes thereto, is included in the Statement of Additional Information, which may be obtained in the manner described on the cover page of this Prospectus. See "Financial Statements" in the Statement of Additional Information.



                                                                  PERPETUAL            CAPITAL
                                             GROWTH                 GLOBAL             GROWTH
                                            PORTFOLIO             PORTFOLIO           PORTFOLIO
                                     ---------------------- --------------------- ----------------
                                             PERIOD                 PERIOD             PERIOD
                                              ENDED                 ENDED               ENDED
PER SHARE OPERATING
                                              9/30/98(B)            9/30/98(B)         9/30/98(B)
                                              -------               -------            -------
 PERFORMANCE
NET ASSET VALUE, BEGINNING OF
 PERIOD ............................     $    18.12             $   18.81           $  20.81
                                         ------------           -----------         ----------
 INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income
   (loss) ..........................          (0.02)                 0.00   (c)         0.02
  Net realized and unrealized
   gain (loss) on
   investments .....................          (3.28)                 0.30               2.16
                                         ------------           -----------         ----------
  Total from investment
   operations ......................          (3.30)                 0.30               2.18
                                         ------------           -----------         ----------
LESS DISTRIBUTIONS
 From net investment income ........             --                  --                 --
 From capital gains ................          (0.19)                (0.15)             (0.25)
                                         ------------           -----------         ----------
 Total distributions ...............          (0.19)                (0.15)             (0.25)
                                         ------------           -----------         ----------
NET ASSET VALUE, END OF PERIOD .....     $    14.63             $   18.96           $  22.74
                                         ============           ===========         ==========
Total Return* ......................         (18.36%)                1.60%             10.56%
                                         ============           ===========         ==========
Ratios/Supplemental Data
Net assets, end of period
 (in thousands) ....................     $   25,353             $       1           $      1
Ratio of expenses to average net
 assets ............................           1.01%  (a)            1.50%  (a)         1.09% (a)
Ratio of expenses to average net
 assets excluding waiver ...........           1.01%  (a)            1.50%  (a)         1.09% (a)
Ratio of net investment income
 (loss) to average net assets ......          (0.04%)(a)            (0.02%) (a)         0.38% (a)
Portfolio turnover rate ............             88%                  162%               104%
Average commission rate on
 portfolio transactions ............     $   0.0658           $    0.0188        $    0.0692
                                         ==========             ===========        ===========



                                        INCOME AND                         MUNICIPAL         QUALITY       SHORT-DURATION
                                          GROWTH          BALANCED          INCOME           INCOME            INCOME
                                         PORTFOLIO      PORTFOLIO(E)       PORTFOLIO        PORTFOLIO        PORTFOLIO
                                     ---------------- ---------------- ---------------- ---------------- -----------------
                                          PERIOD           PERIOD           PERIOD           PERIOD            PERIOD
                                           ENDED            ENDED            ENDED            ENDED            ENDED
PER SHARE OPERATING
                                          9/30/98(B)       9/30/98(D)       9/30/98(B)       9/30/98(B)        9/30/98(B)
                                          -------          -------          -------          -------           -------
 PERFORMANCE
NET ASSET VALUE, BEGINNING OF
 PERIOD ............................   $  18.75         $  13.69         $    15.51       $    13.20        $    12.57
                                       ----------       ----------       ----------       ----------        ----------
 INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income
   (loss) ..........................       0.54             0.01               1.39             0.78              0.67
  Net realized and unrealized
   gain (loss) on
   investments .....................       0.82            (0.01)            ( 0.23)            0.39              0.16
                                       ----------       ----------       ----------       ----------        ----------
  Total from investment
   operations ......................       1.36             0.00               1.16             1.17              0.83
                                       ----------       ----------       ----------       ----------        ----------
LESS DISTRIBUTIONS
 From net investment income ........      (0.54)              --              (0.67)          ( 0.68)           ( 0.61)
 From capital gains ................      (0.03)              --                --               --                --
                                       ----------       ----------       ----------       ----------        ----------
 Total distributions ...............      (0.57)              --              (0.67)          ( 0.68)           ( 0.61)
                                       ----------       ----------       ----------       ----------        ----------
NET ASSET VALUE, END OF PERIOD .....   $  19.54         $  13.69         $    16.00       $    13.69        $    12.79
                                       ==========       ==========       ==========       ==========        ==========
Total Return* ......................       7.29%            0.00   %           7.51%            8.94%             6.64%
                                       ==========       ==========       ==========       ==========        ==========
Ratios/Supplemental Data
Net assets, end of period
 (in thousands) ....................   $      1       $    3,642       $          1       $        1        $        1
Ratio of expenses to average net
 assets ............................       1.07%(a)         1.10%(a)           0.92%(a)         0.80%(a)          0.61%(a)
Ratio of expenses to average net
 assets excluding waiver ...........       1.07%(a)         1.10%(a)            .92%(a)         0.93%(a)          0.87%(a)
Ratio of net investment income
 (loss) to average net assets ......       3.15%(a)         2.31%(a)           5.66%(a)         7.09%(a)          6.10%(a)
Portfolio turnover rate ............         40%              89%                62%             114%              171%
Average commission rate on
 portfolio transactions ............  $  0.0540        $  0.0687
                                      ===========      ===========



---------
(a) Annualized.
(b) For the period from November 19, 1997 (initial offering of Class Y shares) to September 30, 1998.
(c) Income is less than $0.005 per share.
(d) For the period from September 16, 1998 (initial offering of Class Y) to September 30, 1998.
(e) Prior to September 16, 1998, all shareholders of the Balanced Portfolio were Class B shareholders. On September 16, 1998, shares of Class B were converted to Class Y shares.
* Total return does not reflect sales commissions and is not annualized.

                       INVESTMENT OBJECTIVES AND POLICIES


     Mentor Funds is offering Y Shares of nine different diversified Portfolios by this Prospectus with varying investment objectives and policies. There can, of course, be no assurance that any Portfolio will achieve its investment objective. The differences in objectives and policies among the Portfolios can be expected to affect the investment return of each Portfolio and the degree of market and financial risk of an investment in each Portfolio. For a discussion of certain investment practices in which the Portfolios may engage, and the risks they may entail, see "Other Investment Practices and Risk Factors" below. The investment objectives of the Portfolios, other than those of the Short-Duration Income Portfolio, are fundamental policies and may not be changed without shareholder approval. Except for the investment policies designated in this Prospectus or the Statement of Additional Information as fundamental, the investment policies described herein are not fundamental and may be changed by the Trustees without shareholder approval.


     Any percentage limitation on a Portfolio's investments will apply only at the time of investment; a Portfolio would not be considered to have violated any such limitation, unless an excess or deficiency occurs or exists immediately after and as a result of an investment. In addition, a Portfolio will not necessarily dispose of a security when its rating is reduced below any applicable minimum rating, although the investment adviser or sub-adviser of the Portfolio will monitor the investment to determine whether continued investment in the security will assist in meeting the Portfolio's investment objective.

     Mentor Investment Advisors, LLC ("Mentor Advisors") is the investment adviser to each of the Portfolios other than the Mentor Perpetual Global Portfolio. Mentor Perpetual Advisors, LLC ("Mentor Perpetual") is the investment adviser to the Global Portfolio.


MENTOR GROWTH PORTFOLIO

     The Growth Portfolio's investment objective is long-term capital growth. Although the Portfolio may receive current income from dividends, interest, and other sources, income is only an incidental consideration.

     The Portfolio attempts to achieve long-term capital growth by investing in a diversified portfolio of securities. Under normal circumstances at least 75% of the Portfolio's assets will be invested in common stocks of companies domiciled or located in the United States. Although the Portfolio may invest in companies of any size, the Portfolio invests principally in common stocks of small to mid-sized companies. The Portfolio invests in companies that, in the opinion of Mentor Advisors, have demonstrated earnings, asset values, or growth potential not yet reflected in their market price. A key indication of such undervaluation considered by Mentor Advisors is earnings growth which is above average compared to the S&P 500 Index. Other important factors in selecting investments include a strong balance sheet and product leadership in niche markets. Mentor Advisors believes that such investments may offer better than average potential for long-term capital growth.

     Small and mid-size companies may present greater opportunities for capital growth than do larger companies because of high potential earnings growth, but may also involve greater risk. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume, and only in the over-the-counter market or on a regional securities exchange. As a result, these securities may change in value more than those of larger, more established companies.

MENTOR CAPITAL GROWTH PORTFOLIO

     The investment objective of the Capital Growth Portfolio is to provide long-term appreciation of capital. The Portfolio may invest in a wide variety of securities which Mentor Advisors believes offers the potential for capital appreciation over both the intermediate and long term. The Portfolio does not invest for current income.


     The Portfolio invests primarily in common stocks of companies believed by Mentor Advisors to have the potential for capital appreciation. The Portfolio may invest without limit in preferred stocks, investment-grade bonds, convertible preferred stocks, convertible debentures, and any other class or type of security Mentor Advisors believes offers the potential for capital appreciation. In selecting investments, Mentor Advisors will attempt to identify securities it believes will provide capital appreciation over the intermediate or long term due to changes in the financial condition of issuers, changes in financial conditions generally, or other factors. The Portfolio also may invest in fixed-income securities, and cash or money market investments, for temporary defensive purposes.


MENTOR BALANCED PORTFOLIO

     Mentor Balanced Portfolio's investment objective is to seek capital growth and current income. The Portfolio invests in a diversified portfolio of equity and fixed-income securities which Mentor Advisors belives will produce both capital growth and current income. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

     The Portfolio may invest in almost any type of security. The Portfolio's securities will include some securities selected primarily to provide for growth in value, others selected for current income, and other for stability of principal.

     Mentor Advisors will adjust the proportions of the Portfolio's assets invested in the different types of securities in repsonse to changing market conditions. For example, under certain market conditions, Mentor Advisors may judge that most of the Portfolio's assets should be invested in equity securities, and that only a relatively small portion of the Portfolio's assets should be invested in fixed-income securities. At other times, Mentor Advisors may invest most of the Portfolio's assets in fixed-income securities, with a corresponding reductioin in the portion of the Portfolio's assets invested in equity securities. Under normal circumstances, the Portfolio will invest at least 25% of its assets in fixed-income securities and 25% of its assets in equity securities.

     The Portfolio will invest in debt securities and preferred stocks of investment grade, and the Portfolio will seek under normal market conditions to maintain a portfolio of such securities with a dollar-weighted average rating of A or better. A security will be considered to be of "investment grade" if, at the time of investment by the Portfolio, it is rated at least Baa3 by Moody's Investors Service, Inc. or BBB- by Standard & Poor's Ratings Service, Inc. or the equivalent by another nationally recognized rating organization or, if unrated, determined by Mentor Advisors to be of comparable quality. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. See the Appendix for descriptions of securities ratings assigned by Moody's and Standard & Poor's.

     At times Mentor Advisors may decide that conditions in the securities markets make pursuing the Portfolio's basic investment strategy inconsistant with the best interests of its shareholders. At such times, Mentor Advisors may temporarily use alternative investment strategies primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "defensive" strategies, the Portfolio would be permitted to hold all or any portion of its assets in high quality fixed-income securities, chas or money market instruments. it is impossible to predict when, or for how long, the Portfolio will use these alternative strategies.


MENTOR INCOME AND GROWTH PORTFOLIO
SUB-ADVISER: WELLINGTON MANAGEMENT COMPANY, LLP


     The investment objective of the Income and Growth Portfolio is to provide a conservative combination of income and growth of capital consistent with capital protection. The Portfolio invests in a diversified portfolio of equity securities of companies Wellington Management Company, LLP ("Wellington Management") believes exhibit sound fundamental characteristics and in investment-grade fixed-income securities and U.S. Government securities, as described below.

     Wellington Management will manage the allocation of assets among asset classes based upon its analysis of economic conditions, relative fundamental values and the attractiveness of each asset class, and expected future returns of each asset class. The Portfolio will normally have some portion of its assets invested in each asset class at all times but may invest without limit in any asset class.

     The Portfolio may invest in a wide variety of equity securities, such as common stocks and preferred stocks, as well as debt securities convertible into equity securities or that are accompanied by warrants or other equity securities. In selecting equity investments, Wellington Management will attempt to identify securities it believes are conservatively valued. Within the equity asset class, the Portfolio seeks to achieve long-term appreciation of capital and a moderate income level by selecting investments in out-of-favor companies with sound fundamentals. These decisions are based primarily on Wellington Management's fundamental research and security valuations.

     Within the fixed-income asset class, Wellington Management seeks to invest in a portfolio that provides as high a level of current income as is consistent with prudent investment risk. The Portfolio may invest in debt securities of any maturity, preferred stocks, and other fixed-income instruments, including, for example, U.S. Government securities, corporate debt securities (including zero-coupon securities) and debt securities issued by foreign governments and by companies located outside the United States. The Portfolio will only invest in debt securities which are rated at the time of purchase Baa or better by Moody's or BBB or better by S&P or which, if unrated, are deemed by Wellington Management to be of comparable quality. While fixed-income securities rated Baa or BBB are considered to be of investment grade, they have speculative characteristics as well. A description of securities ratings is contained in the Appendix to this Prospectus.

     The Portfolio may invest up to 10% of its assets in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests in real estate. The Portfolio will limit its investment in real estate investment trusts to 10% of its total assets. Such investments may involve many of the risks of direct investment in real estate, such as declines in the value of real estate, risks related to general and local economic conditions, and adverse changes in interest rates. Other risks associated with real estate investment trusts include lack of diversification, borrower default, and voluntary liquidation.


MENTOR PERPETUAL GLOBAL PORTFOLIO

     The investment objective of the Global Portfolio is to seek long-term growth of capital through a diversified portfolio of marketable securities made up primarily of equity securities, including common stocks, preferred stocks, securities convertible into common stocks, and warrants. The Portfolio may also invest in debt securities and other fixed-income securities of private or governmental issuers (including zero-coupon securities) which Mentor Perpetual believes to be consistent with the Portfolio's objective.

     It is expected that the Portfolio's investments will normally be spread broadly around the world, although (except as described in the next sentence) there is no limit on the amount of the Portfolio's assets that may be invested in any single country. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in securities of at least three countries, one of which may be the United States. The Portfolio may invest all of its assets in securities of issuers outside the United States, and for temporary defensive purposes may at times invest all of its assets in securities of U.S. issuers. To the extent that the Portfolio invests a substantial portion of its assets in securities of issuers located in a single country, it will be more susceptible to adverse economic, business, political, or regulatory conditions in or affecting that country than if it were to invest in a geographically more diverse portfolio. The Portfolio may invest in closed-end investment companies holding foreign securities. The Portfolio also may hold a portion of its assets in cash or cash equivalents, including foreign and domestic money market instruments.


     It is likely that, at times, a substantial portion of the Portfolio's assets will be invested in securities of issuers in emerging markets, including under-developed and developing nations. Investments in emerging markets are subject to the same risks applicable to foreign investments generally although those risks may be increased due to conditions in such markets. For example, the securities markets and legal systems in emerging markets may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Portfolio may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Portfolio may also invest a substantial portion of its assets in securities traded in the over-the-counter markets and not on any exchange, which may affect the liquidity of the investment and expose the Portfolio to the credit risk of its counterparties in trading those investments. See "Other Investment Practices and Risk Factors -- Foreign securities."


     Mentor Perpetual may seek investment opportunities in securities of large, widely traded companies as well as securities of small, less well known companies. Small companies may present greater opportunities for investment return, but may also involve greater risk. They may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result the prices of these securities may fluctuate more than prices of securities of larger, more established companies.

     Except as described below, debt and fixed-income securities in which the Portfolio may invest will be investment grade securities or those of equivalent quality as determined by Mentor Perpetual. The Portfolio may invest up to 5% of its total assets in debt securities rated Baa or below by Moody's, or BBB or below by S&P, or deemed by Mentor Perpetual to be of comparable quality, and may invest in securities rated as low as C by Moody's or D by S&P. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities. Securities rated below investment grade are commonly referred to as "junk bonds" and are predominately speculative. Securities rated D may be in default with respect to payment of principal or interest. A description of securities ratings is contained in the Appendix to this Prospectus.

MENTOR QUALITY INCOME PORTFOLIO

     The Quality Income Portfolio's investment objective is to seek high current income consistent with what Mentor Advisors believes to be prudent risk. The Portfolio may invest in debt securities, including both U.S. Government and corporate obligations, and in other income-producing securities, including preferred stocks and dividend-paying common stocks. The Portfolio may also hold a portion of its assets in cash or money market instruments.


     The Portfolio will normally invest at least 80% of its assets in U.S. Government securities and in other securities rated at least A by Moody's or S&P, or at a comparable rating by another nationally recognized rating organization, or, if unrated, determined by Mentor Advisors to be of comparable quality. The Portfolio may invest the remaining 20% of its assets in lower-rated securities, including securities rated below investment grade (or, if unrated, determined by Mentor Advisors to be of comparable quality). Securities rated below investment grade are considered to be of poor standing and predominantly speculative. Assurance of interest and principal payments or of maintenance of other terms of the securities' contract over any long period of time may be small. The Portfolio will not invest more than 10% of its assets in securities rated Ca or below by Moody's or CC or below by Standard & Poor's. See "Other Investment Practices and Risk Factors -- Lower-rated securities." A description of securities ratings is contained in the Appendix to this Prospectus.


     Mentor Advisors may take full advantage of the entire range of maturities of the securities in which the Portfolio may invest and may adjust the average maturity of the Portfolio's securities from time to time, depending on its assessment of relative yields on securities of different maturities and expectations of future changes in interest rates. The Portfolio may invest any portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs and certain stripped mortgage-backed securities (including certain "residual" interests), and in other asset-backed securities, which involve certain risks. The Portfolio may also invest any portion of its assets in securities representing secured or unsecured interests in other types of assets such as automobile finance or credit card receivables. See "Other Investment Practices and Risk Factors -- Mortgage-backed securities; other asset-backed securities" and " -- Other mortgage-related securities" below. The Portfolio may borrow money to invest in additional securities; this practice involves risks. See "Other Investment Practices and Risk Factors -- Leverage," below. The Portfolio may also engage in a variety of interest rate transactions, including swaps, caps, floors, and collars. See "Other Investment Practices and Risk Factors -- Interest rate transactions" below for a description of risks associated with these transactions.



MENTOR MUNICIPAL INCOME PORTFOLIO

SUB-ADVISER: VAN KAMPEN MANAGEMENT, INC.

     The investment objective of the Municipal Income Portfolio is to provide investors with a high level of current income exempt from federal regular income tax, consistent with preservation of capital. Under normal market conditions, the Portfolio will invest at least 80% of its total assets in tax-exempt municipal securities rated investment grade, or deemed by Van Kampen Management, Inc. ("Van Kampen") to be of comparable quality. The Portfolio may invest a substantial portion of its assets in municipal securities that pay interest that is a tax preference item under the federal alternative minimum tax. The Portfolio may not be a suitable investment for investors who are already subject to federal alternative minimum tax or who would become subject to federal alternative minimum tax as a result of an investment in the Portfolio.

     Tax-exempt municipal securities are debt obligations issued by or on behalf of the governments of states (including the District of Columbia) and United States territories or possessions, and their political subdivisions, agencies, and instrumentalities, and certain interstate agencies, the interest on which, in the opinion of bond counsel, is exempt from federal income tax. The Portfolio may also invest up to 10% of its assets in tax-exempt money market funds, which will be considered tax-exempt municipal securities for this purpose.


     Up to 20% of the Portfolio's total assets may be invested in tax-exempt municipal securities rated between BB and B- by S&P or between Ba and B3 by Moody's (or equivalently rated short-term obligations) and unrated tax-exempt securities that Van Kampen considers to be of comparable quality. These securities are below investment grade and are considered to be of poor standing and predominantly speculative. Assurance of interest and principal payments or of maintenance of other terms of the securities' contract over any long period of time may be small. The Portfolio will not invest in securities rated below B- by S&P or below B3 by Moody's at the time of purchase. See "Other Investment Practices and Risk Factors -- Lower rated securities." A description of Securities ratings is contained in the Appendix to this Prospectus. The Portfolio may hold a portion of its assets in cash or money market instruments.



     The two principal classifications of municipal securities are "general obligation" and "special revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Special revenue bonds are usually payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source and generally are not payable from the unrestricted revenues of an issuer. Industrial development bonds and private activity bonds are usually special revenue bonds, the credit quality of which is normally directly related to the credit standing of the private user involved.


     There are, in addition, a variety of hybrid and special types of municipal securities, including variable rate securities, municipal notes, and municipal leases. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to minimize fluctuation in values of the instruments. Municipal notes include tax, revenue, and bond anticipation notes of short maturities, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation certificate on any of the above. No more than 5% of the net assets of the Portfolio will be invested in municipal leases. A more detailed description of the types of municipal securities in which the Portfolio may invest is included in the Statement of Additional Information.


     CONCENTRATION. The Portfolio generally will not invest more than 25% of its total assets in any one industry. Governmental issuers of municipal securities are not considered part of any "industry." However, municipal securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations. The Portfolio may invest more than 25% of its assets in a broader segment of the municipal securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations, if Van Kampen determines that the yields available from obligations in a particular segment of the market justify the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users, or by the credit of nongovernmental users engaged in a number of industries, economic, business, political, and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all municipal securities in such a market segment. The Portfolio reserves the right to invest more than 25% of its assets in industrial development or private activity bonds or in issuers located in any individual state, although Van Kampen has no present intention to invest more than 25% of the Portfolio's assets in issuers located in the same state. If the Portfolio were to invest more than 25% of its assets in issuers located in one state, it would be more susceptible to adverse economic, business, or regulatory conditions in or affecting that state than if it were to invest in a geographically more diverse portfolio.

MENTOR SHORT-DURATION INCOME PORTFOLIO

     The Short-Duration Income Portfolio's investment objective is to seek current income. As a secondary objective, the Portfolio seeks preservation of capital, to the extent consistent with its objective of current income. The Portfolio will normally invest at least 65% of its assets in debt securities with a "duration" of three years or less. The Portfolio may invest in U.S. Government securities and debt obligations of private issuers and in preferred stocks and dividend-paying common stocks, and may hold a portion of its assets in cash or money market instruments.


     The Portfolio may invest any portion of its assets in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs and certain other stripped mortgage-backed securities (including certain "residual" interests). The Portfolio may also invest any portion of its assets in securities representing secured or unsecured interests in other types of assets, such as automobile finance or credit card receivables. See "Other Investment Practices and Risk Factors -- Mortgage-backed securities; other asset-backed securities" and " -- Other mortgage-related securities" below for a description of these securities and risks they may entail.


     Traditionally, a debt security's "term to maturity" has been used to evaluate the sensitivity of the security's price to changes in interest rates (the security's interest-rate "volatility"). However, a security's term to maturity measures only the period of time until the last payment of principal or interest on the security, and does not take into account the timing of the various payments of principal or interest to be made prior to the instrument's maturity. By contrast, "duration" is a measure of the full stream of payments to be received on a debt instrument, including both interest and principal payments, based on their present values. Duration measures the periods of time between the present time and the time when the various interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by their present values.

     There are some situations where even the standard duration calculation does not properly reflect the interest-rate volatility of a security. For example, floating and variable rate securities often have final maturities of ten years or more; however, their interest-rate volatility is determined based principally on the period of time until their interest rates are reset and on the terms on which they may be reset. Another example where a security's interest-rate volatility is not properly measured by its duration is the case of mortgage-related securities. The stated final maturity of such securities may be up to 30 years, but the actual cash flow on the securities will be determined by the anticipated prepayment rates on the underlying mortgage loans. Therefore, the duration of such a security can change if anticipated prepayment rates change. In these and other similar situations, Mentor Advisors will estimate a security's duration using sophisticated analytical techniques that take into account such factors as the expected prepayment rate on the security and how the prepayment rate might change under various market conditions, although there can be no assurance that any such estimation will accurately predict actual prepayment rates or their effect on the volatility or value of a security.

     The Portfolio will invest primarily in debt securities and preferred stocks of investment grade and, under normal market conditions, the Portfolio will seek to maintain a portfolio of securities with a dollar-weighted average rating of Baa/BBB or better. A security will be considered to be of "investment grade" if, at the time of investment by the Portfolio, it is rated at least Baa3 by Moody's or BBB- by Standard & Poor's or the equivalent by another nationally recognized rating organization or, if unrated, determined by Mentor Advisors to be of comparable quality. Securities rated Baa or BBB lack outstanding investment characteristics and have speculative characteristics and are subject to greater credit and market risks than higher-rated securities.


     The Portfolio may invest up to 20% of its assets in securities rated below investment grade (or, if unrated, determined by Mentor Advisors to be of comparable quality). Securities rated below investment grade are considered to be of poor standing and predominantly speculative. Assurance of interest and principal payments or of maintenance of other terms of the securities' contract over any long period of time may be small. The Portfolio will not invest more than 10% of its assets in securities rated below Ca by Moody's or CC by Standard & Poor's. See "Other Investment Practices and Risk Factors -- Lower-rated securities." A description of securities ratings is contained in the Appendix to this Prospectus.

     The Portfolio may borrow money to invest in additional securities; this practice involves risk. See "Other Investment Practices and Risk Factors -- Leverage," below. The Portfolio may also engage in a variety of interest rate transactions, including swaps, caps, floors, and collars. See "Other Investment Practices and Risk Factors -- Interest rate transactions" below for a description of risks associated with these transactions.


MENTOR HIGH INCOME PORTFOLIO
SUB-ADVISOR: VAN KAMPEN MANAGEMENT, INC.

     The Portfolio's investment objective is to seek high current income. Capital growth is a secondary objective when consistent with the objective of seeking high current income.

     Mentor Advisors is the Portfolio's investment adviser. Van Kampen serves as the sub-adviser to the Portfolio. Van Kampen purchases and sells securities for the Portfolio, and otherwise manages the investments of the Portfolio, subject to the overall supervision of Mentor Advisors.

     The Portfolio may invest in both lower-rated and higher-rated fixed-income securities, including debt securities, convertible securities, and preferred stocks that are consistent with its primary investment objective of high current income. The Portfolio's remaining assets may be held in cash or money market instruments, or invested in common stocks and other equity securities. The Portfolio may at times hold a substantial portion of its assets in mortgage-backed and other asset-backed securities.

     The Portfolio may invest in securities of any maturity. Van Kampen will adjust the expected average life of the investments held in the Portfolio from time to time, depending on its assessment of relative yields and risks of securities of different maturities and expectations of future changes in interest rates. At times when the expected average life of the investments held by the Portfolio is longer, the values of the securities held by the Portfolio will generally change more in response to changes in interest rates than at times when the expected average life is shorter.

     Differing yields on fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of their issuers. Higher yields are generally available from securities in the lower categories of recognized rating agencies: Baa or lower by Moody's, Inc. or BBB or lower by Standard & Poor's. The Portfolio may invest any portion of its assets (and normally will invest at least 65% of its assets) in such securities and in unrated securities determined by Van Kampen to be of comparable quality. The Portfolio will normally invest a substantial portion of its assets in securities rated below Baa by Moody's or BBB by Standard & Poor's and in unrated securities determined by Van Kampen to be of comparable quality. Securities rated below Baa by Moody's or BBB by Standard & Poor's are considered to be predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. Securities in the lowest rating categories may have extremely poor prospects of attaining any real investment standing and may be in default. The rating services' descriptions of securities in the lower rating categories, including their speculative characteristics, are set forth in the Appendix to this Prospectus. See "Other Investment Practices and Risk Factors -- Lower-rated securities," below.

     The Portfolio may at times invest up to 10% of its assets in securities rated in the lowest grades (Ca or C in the case of Moody's and CC, C, or D in the case of Standard & Poor's) or in unrated securities determined by Van Kampen to be of comparable quality, if Van Kampen believes that there are prospects for an upgrade in a security's rating or a favorable conversion of a security into other securities. The Portfolio might also invest in such securities if Van Kampen were to believe that, upon completion of any contemplated exchange offer or reorganization involving a security or its issuer, the Portfolio would receive securities or other assets offering significant opportunities for capital appreciation or future high rates of current income.

     Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate.

     The Portfolio seeks its secondary objective of capital growth, when consistent with its primary objective of seeking high current income, by investing in securities which may be expected to appreciate in value as a result of declines in long-term interest rates or of favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating.

     At times, Van Kampen may judge that conditions in the securities markets make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times Van Kampen may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these "defensive" strategies, the Portfolio may invest without limitation in money market instruments and in U.S. Government or agency obligations, or invest in any other fixed-income security Van Kampen considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Portfolio will use such alternative strategies.

     The Portfolio will not invest more than 15% of its net assets (determined at the time of investment) in securities determined to be illiquid. Certain securities that are restricted as to resale may nonetheless be resold by the Portfolio in accordance with Rule 144A under the Securities Act of 1933, as amended. Such securities may be determined by Van Kampen to be liquid for purposes of compliance with the limitation on the Portfolio's investment in illiquid securities. There can, however, be no assurance that the Portfolio will be able to sell such securities at any time when Van Kampen deems it advisable to do so or at prices prevailing for comparable securities that are more widely held.


                  OTHER INVESTMENT PRACTICES AND RISK FACTORS


     Each of the Portfolios (except as noted below) may engage in the other investment practices described below. See the Statement of Additional Information for a more detailed description of these practices and certain risks they may involve.


     MORTGAGE-BACKED SECURITIES; OTHER ASSET-BACKED SECURITIES. Each of the Balanced, Short-Duration Income, High Income, Quality Income, and Income and Growth Portfolios may invest in mortgage-backed certificates and other securities representing ownership interests in mortgage pools, including CMOs and, in the case of the Quality Income and Short-Duration Income Portfolios, "residual" interests therein (described more fully below). Interest and principal payments on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Mortgage-backed securities currently offer yields higher than those available from many other types of fixed-income securities but because of their prepayment aspects, their price volatility and yield characteristics will change based on changes in prepayment rates. As a result, mortgage-backed securities are less effective than other securities as a means of "locking in" long-term interest rates. Generally, prepayment rates increase if interest rates fall and decrease if interest rates rise. For many types of mortgage-backed securities, this can result in unfavorable changes in price and yield characteristics in response to changes in interest rates and other market conditions. For example, as a result of their prepayment aspects, mortgage-backed securities have less potential for capital appreciation during periods of declining interest rates than other fixed-income securities of comparable maturities, although such obligations may have a comparable risk of decline in market value during periods of rising interest rates.


     Mortgage-backed securities have yield and maturity characteristics that are dependent upon the mortgages underlying them. Thus, unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on these securities may include both interest and a partial payment of principal. In addition to scheduled loan amortization, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. Such prepayments may significantly shorten the effective durations of mortgage-backed securities, especially during periods of declining interest rates. Similarly, during periods of rising interest rates, a reduction in the rate of prepayments may significantly lengthen the effective durations of such securities.


     Each of the Balanced, High Income, Short-Duration Income, and Quality Income Portfolios may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage assets. A Portfolio may invest in both the interest-only -- or "IO" -- class and the principal-only -- or "PO" -- class. The yield to maturity and price of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Portfolio's net asset value. This would typically be the case in an environment of falling interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may under some circumstances fail to fully recoup its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Portfolio's ability to buy or sell those securities at any particular time.

     Certain mortgage-backed securities held by the Portfolios may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


     Each of the Balanced, Quality Income, Short-Duration Income, Income and Growth, and High Income Portfolios may invest in securities representing interests in other types of financial assets, such as automobile-finance receivables or credit-card receivables. Such securities may or may not be secured by the receivables themselves or may be unsecured obligations of their issuers. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. For example, the laws of certain states may prevent or restrict repossession of collateral from a debtor.

     The Balanced, Quality Income, Short-Duration Income and High Income Portfolios may also invest in other types of mortgage-related securities, including any securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans or real property, including collateralized mortgage obligation "residual" interests. "Residual" interests represent the right to any excess cash flow remaining after all other payments are made among the various tranches of interests issued by structured mortgage-backed vehicles. The values of such interests are extremely sensitive to changes in interest rates and in prepayment rates on the underlying mortgages. In the event of a significant change in interest rates or other market conditions, the value of an investment by the Portfolio in such interests could be substantially reduced and the Portfolio may be unable to dispose of the interests at prices approximating the values the Portfolio had previously assigned to them or to recoup its initial investment in the interests. The Portfolios may invest in new types of mortgage-related securities that may be developed and marketed from time to time. If any of the Portfolios were to invest in such newly developed securities, shareholders would, where appropriate, be notified and this Prospectus would be revised accordingly.


     Mortgage-backed securities and other asset-backed securities are "derivative" securities and present certain special risks. The Portfolios may invest in a wide variety of such securities, including mortgage-backed and other asset-backed securities that will pay principal or interest only under certain circumstances, or in amounts that may increase or decrease substantially depending on changes in interest rates or other market factors. Such securities may experience extreme price volatility in response to changes in interest rates or other market factors; this may be especially true in the case of securities where the amounts of principal or interest paid, or the timing of such payments, varies widely depending on prevailing interest rates.

     A Portfolio's investment adviser or sub-adviser may not be able to obtain current market quotations for certain mortgage-backed or asset-backed securities at all times, or to obtain market quotations believed by it to reflect the values of such securities accurately. In such cases, a Portfolio's investment adviser or sub-adviser may be required to estimate the value of such a security using quotations provided by pricing services or securities dealers making a market in such securities, or based on other comparable securities or other bench-mark securities or interest rates. Mortgage-backed and other asset-backed securities in which a Portfolio may invest may be highly illiquid, and a Portfolio may not be able to sell such a security at a particular time or at the value it has placed on that security.

     In calculating the value and duration of mortgage-backed or other asset-backed securities, a Portfolio's investment adviser or sub-adviser will be required to estimate the extent to which the values of the securities are likely to change in response to changes in interest rates or other market conditions, and the rate at which prepayments on the underlying mortgages or other assets are likely to occur under different scenarios. There can be no assurance that a Portfolio's investment adviser or sub-adviser will be able to predict the amount of principal or interest to be paid on any security under different interest rate or market conditions or that its predictions will be accurate, nor can there be any assurance that a Portfolio will recover the entire amount of the principal paid by it to purchase any such securities.

     ZERO-COUPON BONDS. Each of the Global, Income and Growth, Municipal Income, Quality Income, Short-Duration Income, High Income, and Balanced Portfolios may at times invest in so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Because zero-coupon bonds do not pay current interest, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, a Portfolio is nonetheless required for federal income tax purposes to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy this distribution requirement.


     PREMIUM SECURITIES. The Portfolios may at times invest in securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although a Portfolio generally amortizes the amount of any such premium into income, the Portfolio may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, a Portfolio may recognize a capital loss if it holds such securities to maturity.


     LOWER-RATED SECURITIES (QUALITY INCOME, HIGH INCOME, MUNICIPAL INCOME, AND SHORT-DURATION INCOME PORTFOLIOS). INVESTORS SHOULD CAREFULLY CONSIDER THEIR ABILITY TO ASSUME THE RISKS OF OWNING SHARES OF A MUTUAL FUND THAT INVESTS IN LOWER-RATED SECURITIES (SOMETIMES REFERRED TO AS "JUNK BONDS") BEFORE MAKING AN INVESTMENT IN THE QUALITY INCOME, HIGH INCOME, MUNICIPAL INCOME, OR SHORT DURATION INCOME PORTFOLIOS. The lower ratings of lower-rated securities held by a Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer, or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Portfolio more volatile and could limit a Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. It is possible that legislation may be adopted in the future limiting the ability of certain financial institutions to purchase lower-rated securities; such legislation may adversely affect the liquidity of such securities. In the absence of a liquid trading market for securities held by it, a Portfolio may be unable at times to establish the fair market value of such securities. The rating assigned to a security by Moody's or Standard & Poor's does not reflect an assessment of the volatility of the security's market value or of the liquidity of an investment in the security. For more information about the rating services' descriptions of lower-rated securities, see the Appendix to this Prospectus.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of a Portfolio's assets. Conversely, during periods of rising interest rates, the value of a Portfolio's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the values of these investments. Changes in the values of portfolio securities generally will not affect cash income derived from such securities, but will affect a Portfolio's net asset value. A Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Mentor Advisors or Van Kampen, as the case may be, will monitor the investment to determine whether continued investment in the security will assist in meeting a Portfolio's investment objectives.

     Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. Certain of the lower-rated securities in which a Portfolio may invest are issued to raise funds in connection with the acquisition of a company, in so-called "leveraged buy-out" transactions. The highly leveraged capital structure of such issuers may make them especially vulnerable to adverse changes in economic conditions.

     A Portfolio may invest in lower-rated securities which trade infrequently or in more limited volume than higher-rated securities (including illiquid securities), or which are restricted as to resale. In addition, a substantial portion of a Portfolio's assets may at times be invested in securities as to which the Portfolio, by itself or together with other accounts managed by Mentor Advisors and its affiliates (or by Van Kampen and its affiliates, as the case may be), holds a major portion or all of such securities, which may limit the liquidity of such securities. A Portfolio could find it difficult or impossible to sell illiquid securities when Mentor Advisors or Van Kampen, as the case may be, believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. In many cases, such securities may be purchased in private placements and, accordingly, will be subject to restrictions on resale as a matter of contract or under securities laws. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Portfolio's net asset value. In order to enforce its rights in the event of a default under securities in cases where a Portfolio holds a major portion or all of the outstanding issue, a Portfolio may be required to take possession of and manage assets securing the issuer's obligations on such securities, which may increase the Portfolio's operating expenses and adversely affect the Portfolio's net asset value. A Portfolio may also be limited in its ability to enforce its rights and may incur greater costs in enforcing its rights in the event an issuer becomes the subject of bankruptcy proceedings.


     A Portfolio may at times invest in so-called "payment-in-kind" bonds. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that pay interest currently. Even though such bonds do not pay current interest in cash, a Portfolio is nonetheless required for Federal income tax purposes to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy this distribution requirement.

     Certain securities held by a Portfolio may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a Portfolio during a time of declining interest rates, the Portfolio may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.


     Mentor Advisors and Van Kampen seek to minimize the risks involved in investing in lower-rated securities through diversification and careful investment analysis. When a Portfolio invests in high yield securities in the lower rating categories, achievement of the Portfolio's goals depends more on its adviser's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories.

     OPTIONS AND FUTURES. Each of the Portfolios may buy and sell call and put options on securities it owns to hedge against changes in net asset value or to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, the Portfolios may at times seek to hedge against fluctuations in net asset value and, to the extent consistent with applicable law, to increase its investment return. In addition, the Portfolios may buy and sell options and futures contracts (including index futures contracts, described below) to implement changes in its asset allocations among various market sectors, pending the sale of its existing investments and reinvestment in new securities.

     The Portfolios' ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that the Portfolios will be able to utilize these instruments effectively for the purposes stated above. Although the Portfolios will only engage in options and futures transactions for limited purposes, those transactions involve certain risks which are described below and in the Statement of Additional Information.


     Transactions in options and futures contracts involve brokerage costs and may require the Portfolios to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information.


     INDEX FUTURES AND OPTIONS. Each of the Portfolios may buy and sell index futures contracts ("index futures") and options on index futures and indices for hedging purposes (or may purchase warrants whose value is based on the value from time to time of one or more foreign securities indices). An "index futures" contract is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when a Portfolio enters into and terminates an index futures or option transaction, the Portfolio realizes a gain or loss. The Portfolios may also, to the extent consistent with applicable law, buy and sell index futures and options to increase investment return.

     RISKS RELATED TO OPTIONS AND FUTURES STRATEGIES. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index or of the securities held by a Portfolio that are the subject of a hedge. The successful use by a Portfolio of the strategies described above further depends on the ability of its investment adviser or sub-adviser to forecast market movements correctly.

Other risks arise from a Portfolio's potential inability to close out futures or options positions. Although a Portfolio will enter into options or futures transactions only if its investment adviser or sub-adviser believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. Transactions in options and futures contracts involve brokerage costs and may require a Portfolio to segregate assets to cover its outstanding positions. For more information, see the Statement of Additional Information. Federal tax considerations may also limit a Portfolio's ability to engage in options and futures transactions.


     Each Portfolio's options and futures contract transactions will generally be conducted on recognized exchanges. However, a Portfolio may purchase and sell options in transactions in the over-the-counter markets. A Portfolio's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Portfolio. A Portfolio will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are not appropriate and when, in the opinion of its investment adviser or sub-adviser, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     The Portfolios will not purchase futures or options on futures or sell futures if as a result the sum of the initial margin deposits on the Portfolios' existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Portfolios' assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)

     SECURITIES LOANS AND REPURCHASE AGREEMENTS. Each Portfolio, other than the Municipal Income Portfolio, may lend portfolio securities and may enter into repurchase agreements with banks, broker/dealers, and other recognized financial institutions. The Short-Duration Income Portfolios may enter into each type of transaction on up to 25% of its assets, and each of the Growth, Capital Growth, Global, Income and Growth, and Quality Income Portfolios may enter into each type of transaction on up to one-third of its assets. These transactions must be fully collateralized at all times, but involve some risk to a Portfolio if the other party should default on its obligations and the Portfolio is delayed or prevented from recovering the collateral.

     LEVERAGE. The Short-Duration Income Portfolio, the Quality Income Portfolio, the High Income Portfolio, and the Balanced Portfolio may borrow money to invest in additional securities. Certain other Portfolios may engage in reverse repurchase agreements, forward commitments, and dollar-roll transactions described below and in the Statement of Additional Information, which may have the same economic effect as if the Portfolios had borrowed money.

     The use of borrowed money, known as "leverage," increases a Portfolio's market exposure and risk and may result in losses. When a Portfolio has borrowed money for leverage and its investments increase or decrease in value, its net asset value will normally increase or decrease more than if it had not borrowed money for this purpose. The interest that the Portfolio must pay on borrowed money will reduce its net investment income, and may also either offset any potential capital gains or increase any losses. The Portfolios currently intend to use leverage in order to adjust the dollar-weighted average duration of their portfolios. A Portfolio will not always borrow money for investment and the extent to which a Portfolio will borrow money, and the amount it may borrow, depends on market conditions and interest rates. Successful use of leverage depends on an investment adviser's ability to predict market movements correctly. The amount of leverage (including leverage to the extent employed by a Portfolio through "reverse" repurchase agreements, "dollar roll" transactions, and "forward commitments", described below) that can exist at any one time will not exceed one-third of the value of a Portfolio's total assets (less all liabilities of the Portfolio other than the leverage).

     REVERSE REPURCHASE AGREEMENTS; FORWARD COMMITMENTS. Each Portfolio, other than the Growth and Portfolio, may enter into "reverse" repurchase agreements. Each of the Capital Growth, Quality Income, Short-Duration Income, Balanced, High Income, Income and Growth, and Global Portfolios may do so with respect to up to one-third of its assets, and the Municipal Income Portfolio may do so with respect to up to 5% of its assets. "Reverse" repurchase agreements generally involve the sale by a Portfolio of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Each Portfolio also may enter into forward commitments, in which a Portfolio buys securities for future delivery. Reverse repurchase agreements and forward commitments involve leverage, and may increase a Portfolio's overall investment exposure. Their use by a Portfolio may result in losses. The Short-Duration Income Portfolio and the Quality Income Portfolio may enter into reverse repurchase agreement to create investment leverage.

     DOLLAR-ROLL TRANSACTIONS. In order to enhance portfolio returns and manage prepayment risks, each Portfolio, other than the Growth, Balanced, High Income, and Municipal Income Portfolios may engage in dollar-roll transactions with respect to mortgage-related securities issued by GNMA, FNMA, and FHLMC. In a dollar-roll transaction, a Portfolio sells a mortgage-related security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (I.E., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar-roll transactions involve leverage and may increase a Portfolio's overall investment exposure. Their use by a Portfolio may result in losses.


     FOREIGN SECURITIES. Each Portfolio other than the Growth and Municipal Income Portfolios may invest in securities principally traded in foreign markets. The Capital Growth and Income and Growth Portfolios will limit such investments to 15% of their total assets. (Those percentage limitations do not apply to American Depository Receipts, Global Depository Receipts, and other U.S. dollar-denominated securities of issuers located outside the United States.) Since foreign securities are normally denominated and traded in foreign currencies, the values of a Portfolio's assets may be affected favorably or unfavorably by changes in currency exchange rates and by exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments which could affect the value of a Portfolio's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit a Portfolio's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. A Portfolio may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments as described more fully below.

     A Portfolio may invest in American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs"), which represent interests in foreign securities held by a bank, trust company, or other organization. Investments in ADRs and GDRs are subject to many of the same risks of investing in foreign securities generally.

     The risks described above are typically increased to the extent that a Portfolio invests in securities traded in underdeveloped and developing nations, which are sometimes referred to as "emerging markets."


     FOREIGN CURRENCY EXCHANGE TRANSACTIONS. Each Portfolio that may invest in foreign securities may engage in foreign currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. A Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect against changes in the value of specific portfolio positions ("position hedging").


     A Portfolio also may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which a Portfolio contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging.


     A Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and may purchase and sell foreign currency futures contracts, for hedging and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. For transaction hedging purposes, a Portfolio may also purchase and sell call and put options on foreign currency futures contracts and on foreign currencies.

     A Portfolio may engage in position hedging to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in value of a currency in which securities the Portfolio intends to buy are denominated). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase and sell put and call options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, a Portfolio may also purchase or sell foreign currencies on a spot basis.

     Although there is no limit to the amount of a Portfolio's assets that may be invested in foreign currency exchange and foreign currency forward contacts, a Portfolio will only enter into such transactions to the extent necessary to effect the hedging transactions described above.


     INTEREST RATE TRANSACTIONS. In order to attempt to protect the value of its portfolio from interest rate fluctuations and to adjust the interest-rate sensitivity of its portfolio, each of the Global, Balanced, High Income, Quality Income, and Short-Duration Income Portfolios may enter into interest rate swaps and other interest rate transactions, such as interest rate caps, floors, and collars. Interest rate swaps involve the exchange by a Portfolio with another party of different types of interest-rate streams (E.G. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). The purchase of an interest rate cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values. Each Portfolio intends to use these interest rate transactions as a hedge and not as a speculative investment. A Portfolio's ability to engage in certain interest rate transactions may be limited by tax considerations.

     The use of interest rate swaps and other interest rate transactions is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a Portfolio's investment adviser or sub-adviser is incorrect in its forecasts of market values, interest rates, or other applicable factors, the investment performance of a Portfolio would be less favorable than it would have been if this investment technique were not used.

     INDEXED SECURITIES. The Global Portfolio may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices, or other financial indicators. Investment in indexed securities involves certain risks. In addition to the credit risk of the securities issuer and normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of the reference instruments. Also, in the case of certain indexed securities where the interest rate is linked to a reference instrument, the interest rate may be reduced to zero and any further declines in the value of the security may then reduce the principal amount payable on maturity. Further, indexed securities may be more volatile than the reference instruments underlying indexed securities.


     PORTFOLIO TURNOVER. The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is know as "portfolio turnover." As a result of each Portfolio's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such transactions may result in realization of taxable gains. Portfolio turnover rates for the most recent fiscal year (for each of the Portfolios except the High Income Portfolio) are contained in the section "Financial Highlights". The portfolio turnover note for the High Income Portfolio is not expected to exceed 200% for the current fiscal year.



                     HOW THE PORTFOLIOS VALUE THEIR SHARES


     Each Portfolio calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Portfolio securities for which market quotations are readily available are stated at market value. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair values.

     Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rates or at such other rates as may be used in accordance with procedures approved by the Trustees. As a result, fluctuations in the values of such currencies in relation to the U.S. dollar will affect the net asset value of a Portfolio's shares even though there has not been any change in the values of such securities as quoted in such foreign currencies.



                              PURCHASE OF SHARES


     Mentor Distributors, LLC ("Mentor Distributors"), located at 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor of the Portfolios' shares. Mentor Distributors is not obligated to sell any specific amount of shares of any of the Portfolios. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc.

     Y Shares of each Portfolio are sold at a price based on their net asset value next determined after a purchase order is received by the Portfolio. In most cases, in order to receive that day's public offering price, your order must be received by the Trust or Mentor Distributors before the close of regular trading on the New York Stock Exchange.


     An investor may make an initial purchase of shares in a Portfolio by submitting completed application materials along with a purchase order, and by making payment c/o Mentor Funds to Boston Financial Data Services, Inc. at 2 Heritage Drive, North Quincy, MA 02171. Investors will be required to make minimum initial investments of $500,000 and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisers registered under the Investment Advisers Act of 1940, as amended (including "wrap" accounts), are not subject to these minimum investment requirements. Contact Mentor Services Company, Inc. ("Mentor Services Company") for information. The Portfolios reserve the right at any time to change the initial and subsequent investment minimums required of investors.

     Shares of a Portfolio may be purchased by (i) paying cash, (ii) exchanging securities acceptable to a Portfolio's investment adviser or sub-adviser, or
(iii) a combination of such securities and cash. Purchase of shares of a Portfolio in exchange for securities is subject in each case to the determination by a Portfolio's investment adviser or sub-adviser that the securities to be exchanged are acceptable for purchase by the Portfolio. Securities accepted by a Portfolio's investment adviser or sub-adviser in exchange for Portfolio shares will be valued in the same manner as the Portfolio's assets as of the time of the next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolio and must be delivered to the Portfolio upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instruction by calling Mentor Services Company at 1-800-869-6042.


     Mentor Distributors, Mentor Advisors, Mentor Perpetual, the sub-advisers or affiliates thereof, at their own expense and out of their own assets, may provide compensation to dealers in connection with sales of shares of the Portfolios. Such compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. In addition, if an investor purchases shares of a Portfolio through EVEREN Securities, Inc. with the redemption proceeds received by the investor within the preceding 90 days from the sale of shares of any non-Mentor open-end mutual fund, EVEREN Securities, Inc. may compensate the investor's investment consultant in connection with that purchase. Dealers may not use sales of Portfolio shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

     In all cases a Portfolio's investment adviser, sub-adviser, and Mentor Distributors reserve the right to reject any particular investment.



                              REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of its shares in a Portfolio any day the New York Stock Exchange is open by sending a signed letter of instruction and stock power form, along with any certificates that represent shares the shareholder wants to sell, to Mentor Funds, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, MA 02171. Redemptions will be effected at the net asset value per share next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. A Portfolio will only redeem shares for which it has received payment. A check for the proceeds will normally be mailed on the next business day after a request in good order is received.


     A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

   (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

   (2) the request is signed by each registered owner exactly as the shares are registered; and

   (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

     If shares to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 15 days after the purchase date.


     Each Portfolio reserves the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Mentor Services Company usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact Mentor Services Company at 1-800-869-6042 for details.

     Mentor Services Company may facilitate any redemption request. There is no extra charge for this service.

     GENERAL. The Portfolios generally send you payment for your shares the business day after your request is received. Under unusual circumstances, the Portfolios may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

     The Portfolios reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolios' per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.



                            HOW TO EXCHANGE SHARES

     Except as otherwise described below, you can exchange your Y Shares in a Portfolio worth at least $1,000,000 for shares of the same class of any other Portfolio of the Trust, at net asset value beginning 15 days after purchase. You may also exchange Y Shares of a Portfolio for shares of Cash Resource U.S. Government Money Market Fund (the "Cash Fund").


     To exchange your shares, simply provide a letter of intent and send it to the Trust, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available. The Telephone Exchange Privilege is not available if you were issued certificates for shares which remain outstanding. Ask you investment dealer or Mentor Services Company for a prospectus relating to the Cash Fund. Shares of certain of the Portfolios may not be available to residents of all states.

     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Mentor Advisors or the Trustees believe doing so would be in the best interests of a Portfolio, the Trust reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, or reject any exchange. Shareholders would be notified of any such action to the extent required by law. Consult Mentor Services Company before requesting an exchange by calling 1-800-869-6042. See the Statement of Additional Information to find out more about the exchange privilege.


                           HOW DISTIBUTIONS ARE MADE

     Dividends, if any, are declared daily and paid monthly for the Quality Income, High Income, Short-Duration Income, and Municipal Income Portfolios, quarterly for the Income and Growth and Balanced Portfolios and annually for the Growth, Capital Growth, and Global Portfolios. Each Portfolio will distribute its net capital gain, if any, at least annually. All dividends and distributions of net capital gain will be invested in additional Y Shares of a Portfolio unless a shareholder requests in writing to receive the dividend or distribution in cash.


                                     TAXES

     Each Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Portfolio will distribute substantially all of its net investment income and capital gain net income on a current basis.


     All Portfolio distributions, other than exempt-interest dividends, will be taxable to shareholders as ordinary income, except that any distributions of net capital gain will be taxed as long-term capital gain, regardless of how long a shareholder has held the shares (although the loss on a sale of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain distribution received with respect to those shares). Distributions will be taxable to a shareholder of a Portfolio even if they are paid from income or gains earned by the Portfolio prior to the shareholder's investment (and thus were included in the price paid by the shareholder). Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions. Early in each year Mentor Funds will notify shareholders of the amount and tax status of distributions paid by their Portfolios for the preceding year. In buying or selling securities for each of the Portfolios, Mentor Advisors and Mentor Perpetual, as applicable, will not normally take into account the effect any purchase or sale of securities will have on the tax positions of the Portfolios' shareholders.


     To permit the Quality Income, Municipal Income, and Short-Duration Income Portfolios to maintain more stable monthly distributions, each of these Portfolios may from time to time pay out less than the entire amount of net investment income earned in any particular period. Any such amount retained by a Portfolio would be available to stabilize future distributions. As a result, the distributions paid by any of these Portfolios for any particular period may be more or less than the amount of net investment income actually earned by the Portfolio during that period.

     MUNICIPAL INCOME PORTFOLIO. Distributions designated by the Municipal Income Portfolio as "exempt-interest dividends" are not generally subject to federal income tax. The Municipal Income Portfolio may engage in investment activities that produce taxable income, the distribution of which will be taxable to shareholders as described above. Individual investors who receive Social Security or railroad retirement benefits should consult their tax advisers to determine what effect, if any, an investment in the Municipal Income Portfolio may have on the taxation of their benefits. In addition, an investment in the Portfolio may result in liability for federal alternative maximum tax and for state and local taxes, both for individual and corporate shareholders.

     GLOBAL PORTFOLIO ONLY. Shareholders of the Global Portfolio who are U.S. citizens or residents may be able to claim a foreign tax credit or deduction on their U.S. income tax returns with respect to foreign taxes paid by the Portfolio. If, at the end of the fiscal year of the Portfolio, more than 50% of the Portfolio's total assets are represented by stock or securities of foreign corporations, the Portfolio intends to make an election permitted by the Internal Revenue Code to treat any eligible foreign taxes it paid as paid by its shareholders. In that case, shareholders who are U.S. citizens, U.S. corporations, and, in some cases, U.S. residents, will be required to include in U.S. taxable income their pro rata share of such taxes, but may then be entitled to claim a foreign tax credit or deduction (but not both) for their share of such taxes.


     The foregoing is a summary of certain federal income tax consequences of investing in a Portfolio. Dividends distributions and redemption proceeds also may be subject to foreign, state, and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state, or local taxes. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of a Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                                   MANAGEMENT

     The Trustees of Mentor Funds are responsible for generally overseeing the conduct of its business. MENTOR INVESTMENT ADVISORS, LLC is the investment adviser to each of the Portfolios other than the Global Portfolio. MENTOR PERPETUAL ADVISORS, LLC is the investment adviser to the Global Portfolio. Each of the investment advisers is located at 901 East Byrd Street, Richmond, Virginia.

     All investment decisions made for the Portfolios by Mentor Advisors and Mentor Perpetual are made by investment management teams.


     Mentor Advisors has over $13 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. ("First Union"). First Union is a leading financial services company with approximately $234 billion in assets and $17 billion in total stockholders' equity as of September 30, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.

     Mentor Perpetual, an investment advisory firm organized in 1995, is owned equally by Perpetual plc, a diversified financial services holding company, and Mentor Advisors. The Perpetual organization currently serves as investment adviser for assets of more than $15 billion. Its clients include 28 unit and investment trusts and other public investment pools including private individuals, charities, pension plans, and life assurance companies.

     Mentor Advisors and Mentor Perpetual together serve as investment adviser to 27 separate investment portfolios in the Mentor Family of Funds, including those offered by this Prospectus. For a prospectus relating to certain of these other investment portfolios, and for information concerning your eligibility to purchase shares of those portfolios, contact Mentor Services.


     Each of the Portfolios (other than the Global Portfolio) pays management fees to Mentor Advisors at the annual rates described above under "Expense Summary -- Annual Portfolio Operating Expenses", and the Global Portfolio pays fees to Mentor Perpetual at an annual rate to 1.10% of its average daily net assets up to and including $75 million and 1.00% of its average daily net assets in excess of $75 million. The advisory fees paid by the Growth, Capital Growth, Income and Growth, and Global Portfolios are higher than those paid by many other mutual funds. An investment adviser may from time to time voluntarily waive some or all of its investment advisory fees and may terminate any such voluntary waiver at any time in its sole discretion.


THE SUB-ADVISERS


     Van Kampen Management, Inc. serves as sub-adviser to the High Income Portfolio and the Municipal Income Portfolio. Van Kampen, located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, was incorporated in 1990 and commenced operations in 1992. Van Kampen currently provides investment advice to a wide variety of individual, institutional, and investment company clients. Van Kampen is a wholly owned subsidiary of Van Kampen American Capital, Inc., which, in turn, is a wholly owned subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is an indirect wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. Morgan Stanley, Dean Witter, Discover & Co. and various of its subsidiaries, including Morgan Stanley & Co.

Incorporated, a registered broker-dealer, are engaged in a wide range of financial services. As of September 30, 1998, Van Kampen, together with its affiliates, advised or supervised approximately $70 billion of assets. For its services as sub-adviser of the Municipal Income Portfolio, Van Kampen receives a fee from Mentor Advisors at the following annual rate: 0.25% of the first $60 million of the Portfolio's average net assets and 0.20% of the Portfolio's average net assets over $60 million. For its services as a sub-adviser of the High Income Portfolio, Van Kampen receives a monthly fee from Mentor Advisors at the annual rate of .20% of the Portfolio's average daily net assets.

     David C. Johnson, Senior Vice President and Co-Director of Municipal Investments, is a manager of the Municipal Income Portfolio. Mr. Johnson joined Van Kampen in 1989 and has served as portfolio manager of the Municipal Income Portfolio since its inception. Mr. Johnson has eighteen years of management experience in the tax-free fixed-income sector. Currently, he is responsible for the management and supervision of 52 Van Kampen municipal funds, including both open and closed-end fund, with total assets exceeding $13 billion.

     Timothy D. Haney, Vice President, is a co-manager of the Municipal Income Portfolio since 1997. He is responsible for the management of ten open and closed-end municipal funds with total assets of approximately $2 billion. Mr. Haney joined Van Kampen in 1988 and has ten years of experience in the tax-free fixed income market.

     Ellis S. Bigelow, Senior Vice President, has been the manager of the Mentor High Income Portfolio since its inception. Ms. Bigelow joined Van Kampen in 1980 and has over 18 years of experience in the corporate, government and equity sectors. Currently, she is responsible for the management or supervision of approximately $2 billion in corporate assets.

     Wellington Management Company, LLP serves as sub-adviser to the Income and Growth Portfolio. Wellington Management, located at 75 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. As of September 30, 1998, Wellington Management had discretionary investment management authority with respect to approximately $187 billion in assets. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. For its services as sub-adviser, Wellington Management receives a fee from Mentor Advisors at the following annual rate: 0.325% of the first $50 million of the Portfolio's average net assets, 0.275% of the next $150 million of the Portfolio's average net assets, 0.225% of the next $300 million of the Portfolio's average net assets, and 0.200% of the Portfolio's net assets over $500 million.


     Paul D. Kaplan, Senior Vice President of Wellington Management, has served as portfolio manager of the fixed-income and U.S. Government securities portion of the Portfolio since its inception in May 1993. Mr. Kaplan has been a portfolio manager with Wellington Management since 1982. As of November 30, 1996, Wellington Management's Equity Income Team, a group of equity portfolio managers and senior investment professionals, assumed responsibility for managing the equity securities portion of the Portfolio.

     GENERAL. Subject to the general oversight of the Trustees, each Portfolio's investment adviser or sub-adviser manages the relevant Portfolio's investments in accordance with the stated policies of the Portfolio. Each makes investment decisions for a Portfolio and places purchase and sale orders for the Portfolio's transactions. In addition, each pays the salaries of all officers and employees who are employed by both it and Mentor Funds. Mentor Funds pays all expenses not assumed by the investment advisers, sub-advisers, or Mentor Investment Group, including, among other things, Trustees' fees, auditing, accounting, legal, custodial, investor servicing, and shareholder reporting expenses.

     In selecting broker-dealers, an investment adviser or sub-adviser may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the best overall terms available, a Portfolio's investment adviser or sub-adviser may consider sales of shares of Mentor Funds (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers.


     ADMINISTRATIVE SERVICES. Mentor Investment Group, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, provides each Portfolio with certain administrative personnel and services necessary to operate each Portfolio, such as bookkeeping and accounting services. Mentor Investment Group provides these services to each of the Portfolios at an annual rate of 0.10% of the Portfolio's average daily net assets attributable to each class.


                              GENERAL INFORMATION

     Mentor Funds is a Massachusetts business trust organized on January 20, 1992. A copy of the Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end series management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into twelve series, with varying investment objectives and policies. Certain of the Trust's Portfolios offer more than one class of shares with different sales charges and expenses.

     Each of the Growth, Perpetual Global, Capital Growth, Balanced, Income and Growth, Municipal Income, Quality Income, Short-Duration Income, and High Income Portfolios currently offer three classes of shares: Class Y (Institutional) shares of the Portfolios, which are offered by this Prospectus, and Class A and Class B shares which are subject to sales loads and (in the case of Class B shares, distribution fees) and shareholder servicing fees. Contact Mentor Services Company for information concerning Class A and B shares.

     Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. shares of the Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although neither the Portfolio nor the Trust is required to hold annual meetings of shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     The Portfolios receive services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Portfolios' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolios from this problem.

     In the interest of economy and convenience, the Portfolio will not issue certificates for its shares except at the shareholder's request.

     Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolio's custodian. State Street Bank and Trust Company, c/o Boston Financial Data Services, Inc., 2 Heritage Drive, North Quincy, Massachusetts 02171, serves as the Portfolio's transfer and dividend agent.



                            PERFORMANCE INFORMATION

     Yield and total return data may from time to time be included in advertisements about Y Shares of the Portfolios. A Portfolio's "Yield" is calculated by dividing the Portfolio's annualized net investment income per Y Share during a recent 30-day period by the net asset value per Y Share on the last day of that period. "Total return" of a Portfolio's Y Shares for the one-five- and ten-year period (or for a life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Portfolio's Y Shares that class of shares over the period. Total return may also be presented for other periods. Investment performance for different classes of shares of the Portfolios will differ. Quotations of yield and total return for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolios describing the background and professional experience of the Portfolios' investment adviser or its investment personnel.


     ALL DATA IS BASED ON THE PORTFOLIO'S PAST INVESTMENT RESULTS AND DOES NOT PREDICT FUTURE PERFORMANCE. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Portfolio's investments, the Portfolio's operating expenses, and the class of shares purchased. Investment performance also often reflects the risks associated with a Portfolio's investment objective and policies. These factors should be considered when comparing a Portfolio's investment results to those of other mutual funds and other investment vehicles.


     As permitted by applicable law, performance information for a Portfolio whose investment adviser or sub-adviser has changed may be presented only for periods after the change was effected.

                                                                        APPENDIX


MOODY'S INVESTORS SERVICE, INC., BOND RATINGS

     AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA -- Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA -- Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principle or interest.

     CA -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


STANDARD AND POOR'S RATINGS SERVICE, INC., BOND RATINGS

     AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet it financial commitment on the bligation is extremely strong.

     AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

     C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

     D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligtion are jeopardized.


MOODY'S NOTE RATINGS

     MIG1/VMIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD AND POOR'S NOTE RATINGS

     SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus sign (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

     SP-3 -- Speculative capacity to pay principal and interest.


MOODY'S COMMERCIAL PAPER RATINGS

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

        --   Leading market positions in well established industries.
        --   High rates of return on funds employed.
        --   Conservative capitalization structure with moderate reliance on debt and ample asset protection.
        --   Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
        --   Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) ahve a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios,, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

     A-1 -- This highest category indicateds that the degree of safety regrding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designationis satisfactory. However, the relative degree of saety is not as high as for issues designated A-1.

     A-3 -- Issues carrying this designation have adequate capacity fo rtimely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MENTOR FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND MENTOR FUNDS IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.









                            MENTOR INVESTMENT GROUP
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1998 MENTOR DISTRIBUTORS, LLC


            SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE



                                  MENTOR FUNDS


                            MENTOR GROWTH PORTFOLIO
                       MENTOR PERPETUAL GLOBAL PORTFOLIO

                        MENTOR CAPITAL GROWTH PORTFOLIO
                           MENTOR BALANCED PORTFOLIO

                       MENTOR INCOME AND GROWTH PORTFOLIO
                       MENTOR MUNICIPAL INCOME PORTFOLIO
                        MENTOR QUALITY INCOME PORTFOLIO

                     MENTOR SHORT-DURATION INCOME PORTFOLIO
                          MENTOR HIGH INCOME PORTFOLIO

                           -------------------------
                                   PROSPECTUS
                           -------------------------

                               December 15, 1998




                     [MENTOR INVESTMENT GROUP LOGO]

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MENTOR FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND MENTOR FUNDS IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.









                            MENTOR INVESTMENT GROUP
                              901 East Byrd Street
                               Richmond, VA 23219
                                 (800) 869-6042



                         1998 MENTOR DISTRIBUTORS, LLC


            SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE



                        [MENTOR INVESTMENT GROUP LOGO]




                                  MENTOR FUNDS
                            MENTOR GROWTH PORTFOLIO
                       MENTOR PERPETUAL GLOBAL PORTFOLIO
                        MENTOR CAPITAL GROWTH PORTFOLIO
                           MENTOR BALANCED PORTFOLIO
                       MENTOR INCOME AND GROWTH PORTFOLIO
                       MENTOR MUNICIPAL INCOME PORTFOLIO
                        MENTOR QUALITY INCOME PORTFOLIO
                     MENTOR SHORT-DURATION INCOME PORTFOLIO

                          MENTOR HIGH INCOME PORTFOLIO

                           -------------------------
                                   PROSPECTUS
                           -------------------------

                               December 15, 1998



                        [EVEREN SECURITIES LOGO]

P R O S P E C T U S                                     December 15, 1998
Retail Shares





                                 MENTOR FUNDS


                         MENTOR MONEY MARKET PORTFOLIO
                 MENTOR U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                   MENTOR TAX-EXEMPT MONEY MARKET PORTFOLIO


     The Mentor Money Market Portfolios are designed for investors who seek current income consistent with preservation of capital and maintenance of liquidity. The Portfolios are diversified investment portfolios of Mentor Funds (the "Trust").


     An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.


     This Prospectus explains concisely what you should know before investing in a Portfolio. Please read it carefully and keep it for future reference. You can find more detailed information about the Portfolios in a December 15, 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Services Company, Inc. at 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.




                               ----------------

SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS





                                                 PAGE
                                                -----
Expense Summary .............................     3
Investment Objectives and Policies ..........     4
Management ..................................    12
General Information .........................    15

                                EXPENSE SUMMARY


     Expenses are one of several factors to consider when investing in a Portfolio. The following table summarizes your maximum transaction costs from an investment in Retail Shares of each of the Portfolios. Expenses shown are based on those incurred for the last fiscal year (except that, in the case of the Tax-Exempt Money Market Portfolio, expenses shown reflect the expenses the Portfolio expects to incur in its first fiscal year). The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each Portfolio over specified periods. The information presented below does not reflect any fees or charges imposed by Financial Institutions through which you may invest in the Portfolios.






                                                                 MENTOR            MENTOR
                                              MENTOR        U.S. GOVERNMENT      TAX-EXEMPT
                                           MONEY MARKET       MONEY MARKET      MONEY MARKET
                                             PORTFOLIO         PORTFOLIO         PORTFOLIO
                                          --------------   -----------------   -------------
SHAREHOLDER TRANSACTION EXPENSES               None              None              None
ANNUAL PORTFOLIO OPERATING EXPENSES:
(as a percentage of average net assets)
Management Fees* ......................         .18%               .18%              .21%
12b-1 Fees ............................         .38%               .38%              .33%
Other Expenses ........................         .28%               .25%              .17%
                                                ----              -----             -----
Total Fund Operating Expenses .........         .84%               .81%              .71%



* For purposes of determining the annual rate at which Management Fees are payable by the Portfolios, a Portfolio's assets will be considered to include the assets of certain Funds offered by Cash Resource Trust and managed by Mentor Investment Advisors, LLC. See "Management," below.


EXAMPLES

     Your investment of $1,000 in a Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:





                                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                           --------   ---------   ---------   ---------
Mentor Money Market Portfolio ..........      $9         $27         $47         $104
Mentor U.S. Government
 Money Market Portfolio ................      $8         $26         $45         $100
Mentor Tax-Exempt
 Money Market Portfolio ................      $7         $23          --           --



     The table is provided to help you understand the expenses of investing in each of the Portfolios and your share of the operating expenses which each of the Portfolios expects to incur. The Examples do not represent past or future expense levels. Actual returns and expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual annual return will vary. Because of the 12b-1 fees payable by the Portfolios, long-term shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc.

                      INVESTMENT OBJECTIVES AND POLICIES


     The investment objectives of Mentor Money Market Portfolio (the "Money Market Portfolio") and Mentor U.S. Government Money Market Portfolio (the "U.S. Government Money Market Portfolio") are to seek as high a rate of current income as Mentor Investment Advisors, LLC, the Portfolios' investment advisor ("Mentor Advisors"), believes is consistent with preservation of capital and maintenance of liquidity. The investment objective of Mentor Tax-Exempt Money Market Portfolio (the "Tax-Exempt Money Market Portfolio") is to seek as high a rate of current income exempt from federal income tax as Mentor Advisors believes is consistent with preservation of capital and maintenance of liquidity. The Portfolios seek their objectives through the investment policies described below. Because each of the Portfolios is a money market fund, it will only invest in the types of investments described below under "Selection of Investments."

     The investment objective and policies of each Portfolio may, unless otherwise specifically stated, be changed by the Trustees without shareholder approval. None of the Portfolios is intended to be a complete investment program, and there is no assurance a Portfolio will achieve its objective.


MENTOR MONEY MARKET PORTFOLIO

     The Money Market Portfolio will invest in a portfolio of high-quality, short-term instruments consisting of any or all of the following:


      o U.S. Government securities: securities issued or guaranteed as to principal or interest by the U.S. Government or by any of its agencies or instrumentalities.

      o Banker's acceptances: negotiable drafts or bills of exchange, which have been "accepted" by a domestic bank (or a foreign bank with an agency domiciled in the United States), meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

      o Prime commercial paper: high-quality, short-term obligations issued by banks, corporations, and other issuers organized under the laws of a jurisdiction within the United States.

      o Other short-term obligations: high-quality, short-term obligations of corporate issuers.

      o Repurchase agreements: with respect to U.S. Government or agency securities.



MENTOR U.S. GOVERNMENT MONEY MARKET PORTFOLIO


     The U.S. Government Money Market Portfolio invests exclusively in U.S. Treasury bills, notes, and bonds, and other obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, or instrumentalities, and in repurchase agreements with respect to such obligations. Certain of these obligations, including U.S. Treasury bills, notes, and bonds, mortgage participation certificates issued or guaranteed by the Government National Mortgage Association, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government securities issued by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of an instrumentality, such as Federal National Mortgage Association bonds.

     Short-term U.S. Government obligations generally are considered among the safest short-term investments. Because of their added safety, the yields available from U.S. Government obligations are generally lower than the yields available from comparable corporate debt securities. The U.S. Government guarantee of securities owned by the Portfolio does not guarantee the net asset value of the Portfolio's shares, which the Portfolio seeks to maintain at $1.00 per share.



MENTOR TAX-EXEMPT MONEY MARKET PORTFOLIO

     The Tax-Exempt Portfolio invests, as a fundamental policy, at least 80% of its net assets in Tax-Exempt Securitites (as described below). The Portfolio may invest the remainder of its assets in investments of any kind in which any of the other Portfolios may invest.

     The Portfolio will invest in the following types of Tax-Exempt Securities:
(i) municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below (collectively, "Tax-Exempt Securities"). (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of Tax-Exempt Securities, the Portfolio may acquire stand-by commitments, which give the Portfolio the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the fund but are subject to the risk that the dealer may fail to meet its obligations. The Portfolio does not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

     Tax-Exempt Securities are debt obligations issued by a state (including the District of Columbia), a U.S. territory or possession, or any of their political subdivisions, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilitites and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public puposes.

     The two principal classifications of Tax-Exempt Securities are general obligation and special obligation (or revenue) securities. General obligation securitites involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of a facility.

     For purposes of the Portfolio's policy to invest at least 80% of its net assets in Tax-Exempt Securities, the Portfolio will not treat obligations as Tax-Exempt Securitites for purposes of measuring compliance with such policy if they would give rise to interest income subject to federal alternative minimum tax for individuals. To the extent that the Portfolio invests in these securities, individual shareholders of the Portfolio, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Portfolio's distributions derived from these securities. In addition an investment in the Portfolio may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

     The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on thier fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting a particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The avalability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting a particular state. Any reduction in the actual or perceived ability of an issuer of Tax-Exempt Securities in a particular state to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could adversely affect the values of Tax-Exempt Securities issued by others in that state as well.

     The Portfolio may invest without limit in high quality taxable money market instruments of any type at any time when Mentor Advisors believes that market conditions make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of shareholders. It is impossible to predict when, or for how long, the Portfolio will use these alternative defensive strategies.



SELECTION OF INVESTMENTS


     Each Portfolio will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk. "High-quality securities," in the case of the Money Market Portfolio, are (i) commercial paper or other short-term obligations rated A-1 by Standard & Poor's Ratings Service, Inc. and P-1 by Moody's Investors Service, Inc., and (ii) obligations rated AAA or AA by Standard & Poor's and Aaa or Aa by Moody's at the time of investment. The Portfolio will not invest in securities rated below A-1 or P-1 (or securities not so rated whose issuer does not have outstanding short-term debt obligations, of comparable priority and security, rated A-1 or P-1). Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. Each of the Portfolios follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

     A Portfolio may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. Some of these securities may be supported by the right of the holders under certain circumstances to demand that a specified bank, broker-dealer, or other financial institution purchase the securities from the holders at par, or otherwise to demand on short notice, payment of unpaid principal and interest on the securities. Such securities are subject to the risk that the financial institution in question may for any reason be unwilling or unable to meet its obligation in respect of the securities, which would likely have an adverse effect on the value of the securities.


     Considerations of liquidity and preservation of capital mean that a Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, a Portfolio will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Portfolio may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in the yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Portfolios, may result in frequent changes in the investments held by the Portfolios. The Portfolios will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

     The Portfolios' investments will be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Portfolios. The values of a Portfolio's securities can be expected to vary inversely to changes in prevailing interest rates. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.



DIVERSIFICATION AND CONCENTRATION POLICIES

     Each Portfolio is a "diversified" investment company under the Investment Company Act of 1940. This means that each Portfolio may invest up to 25% of its total assets in the securities of one or more issuers, and is limited with respect to the remaining portion of its assets to investing 5% or less of its total assets in the securities of any one issuer (other than the U.S. Government). However, under the current rules governing money market funds, the Portfolios generally may not invest more than 5% of their assets in any one issuer (other than the U.S. Government).

     The Money Market Portfolio may invest without limit in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks (if it can be demonstrated that they are subject to the same regulations as U.S. banks). At times when the Portfolio has concentrated its investments in bank obligations, the values of its portfolio securities may be especially affected by factors pertaining to the issuers of such obligations.

     The Tax-Exempt Money Market Portfolio will not invest more than 25% of its total assets in any one industry. Governmental issuers of Tax-Exempt Securities are not considered part of any "industry." However, Securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

     It is nonetheless possible that the Portfolio may invest more than 25% of its assets in a broader segment of the Tax-Exempt Securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations. This would be the case only if Mentor Advisors determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political, and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all Tax-Exempt Securities in such a market segment. The Portfolio reserves the right to invest more than 25% of its assets in industrial development bonds and private activity bonds or notes.


     The Portfolio also reserves the right to invest more than 25% of its assets in securities relating to any one or more states (including the District of Columbia), U.S. territories or possessions, or any of their political subdivisions. As a result of such an investment, the performance of the Portfolio may be especially affected by factors pertaining to the economy of the relevant state and other factors specifically affecting the ability of issuers of such securities to meet their obligations. As a result, the value of the Portfolio's shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a greater number of different states.



OTHER INVESTMENT PRACTICES

     A Portfolio may also engage to a limited extent in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices.

     FOREIGN INVESTMENTS. The Money Market Portfolio may invest in obligations of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments subject the Portfolio to investment risks different from those associated with domestic investments. Such risks include adverse political and economic developments in foreign countries, the imposition of withholding taxes on interest income, seizure or nationalization of foreign deposits, or the adoption of other governmental restrictions which may adversely affect the payment of principal and interest on such obligations. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the U.S. or in other foreign countries. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments. In addition, foreign securities may be less liquid than U.S. securities, and foreign accounting and disclosure standards may differ from U.S. standards. Special tax considerations apply to foreign investments.

     REPURCHASE AGREEMENTS. Under a repurchase agreement, a Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. A Portfolio will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and only if the debt instrument subject to the repurchase agreement is a U.S. Government security. Although Mentor Advisors will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, a Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that a Portfolio may be treated as an unsecured creditor and required to return the collateral to the other party's estate.

     SECURITIES LENDING. A Portfolio may lend portfolio securities to broker-dealers. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by a Portfolio would be made in accordance with the Portfolio's investment objective and policies described above.

DIVIDENDS


     The Trust determines the net income of each Portfolio as of the close of regular trading on the New York Stock Exchange (the "Exchange") each day the Exchange is open. Each determination of a Portfolio's net income includes (i) all accrued interest on the Portfolio's investments, (ii) plus or minus all realized and unrealized gains and losses on the Portfolio's investments, (iii) less all accrued expenses of the Portfolio. Each Portfolio's investments are valued at amortized cost according to Securities and Exchange Commission Rule 2a-7. A Portfolio will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

     DAILY DIVIDENDS. Each Portfolio declares all of its net income as a distribution on each day it is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders whose purchase of shares of a Portfolio is accepted at or before 12:00 noon on any day will receive the dividend declared by the Portfolio for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the next business day after the Portfolio accepts their order. A Portfolio's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for any calendar month will be paid on the last day of that month (or, if that day is not a business day, on the next preceding business day), except that a Portfolio's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder who withdraws the entire balance of an account at any time during a month will be paid all dividends declared through the time of the withdrawal. Since the net income of each Portfolio is declared as a dividend each time it is determined, the net asset value per share of each Portfolio normally remains at $1 per share immediately after each determination and dividend declaration.

     You can choose from two distribution options: (1) automatically reinvest all distributions from a Portfolio in additional shares of that Portfolio; or
(2) receive all distributions in cash. If you wish to change your distribution option, you should contact your Financial Institution (as defined below), who will be responsible for forwarding the necessary instructions to the Trust's transfer agent, Boston Financial Data Services ("BFDS"). If you do not select an option when you open your account, all distributions will be reinvested. You will receive a statement confirming reinvestment of distributions in additional shares of a Portfolio promptly following the month in which the reinvestment occurs.



TAX INFORMATION


     FEDERAL TAXES. Each Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal income taxes on income (and gains, if any) it distributes to shareholders. Each Portfolio will distribute substantially all of its net ordinary income (and net capital gains, if any) on a current basis. Distributions (other than exempt-interest dividends) will be taxable to you regardless of whether you elect to receive them as cash or to reinvest them in additional shares.

     Dividends paid by the Tax-Exempt Money Market Portfolio that are derived from exempt-interest income (known as "exempt-interest dividends") and that are designated as such may be treated by the Portfolio's shareholders as items of interest excludable from their federal gross income. (Shareholders should consult their own tax adviser with respect to whether exempt-interest dividends would be excludable from gross income if the shareholder were treated as a "substantial user" of facilities financed by an obligation held by the Portfolio or a

"related person" to such a user under the Internal Revenue Code.) If a shareholder receives an exempt-interest dividend with respect to any share held for six months or less, any loss on the sale or exchange of that share will be disallowed to the extent of the amount of the exempt-interest dividend. To the extent dividends paid to shareholders are derived from taxable income (for example, from interest on certificates of deposit) or from gains, such dividends will be subject to federal income tax, whether they are paid in the form of cash or additional shares.

     If the Tax-Exempt Money Market Portfolio holds certain "private activity bonds" ("industrial development bonds" under prior law), dividends derived from interest on such obligations will be classified as an item of tax preference which could subject certain shareholders to alternative minimum tax liability. Corporate shareholders must also take all exempt-interest dividends into account in determining "adjusted current earnings" for purposes of calculating their alternative minimum tax liability.

     Shareholders receiving Social Security benefits or Railroad Retirement Act benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits. Early in each year the Tax-Exempt Money Market Portfolio will notify you of the amount and tax status of distributions paid to you by the Portfolio for the preceding year.


     GENERAL. The foregoing is a summary of certain federal income tax consequences of investing in the Portfolios. You should consult your tax adviser to determine the precise effect of an investment in each Portfolio on your particular tax situation.


BUYING AND SELLING SHARES OF THE PORTFOLIOS


     HOW TO BUY SHARES. The Trust offers Retail Shares of the Portfolios continuously at a price of $1.00 per share. The Trust determines the net asset value of each Portfolio twice each day, as of 12:00 noon and as of the close of regular trading on the Exchange. Retail Shares of each Portfolio are sold at net asset value through a number of selected financial institutions, such as investment dealers and banks (each, a "Financial Institution"). Your Financial Institution is responsible for forwarding any necessary information and documentation to BFDS. There is no sales charge on sales of shares, nor is any minimum investment required for any of the Portfolios.

     Because each Portfolio seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. Investments which are accepted at or before 12:00 noon will be invested at the net asset value determined at that time; investments accepted after 12:00 noon will receive the net asset value determined at the close of regular trading on the Exchange. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Trust at its designated bank. When payment in Same Day Funds is available to the Trust, the Trust will accept the order to purchase shares at the net asset value next determined.

     If you are considering redeeming shares or transferring shares to another person shortly after purchase, you should pay for those shares with wired Same Day Funds or a certified check to avoid any delay in redemption or transfer. Otherwise, the Trust may delay payment for shares until the purchase price of those shares has been collected which may be up to 15 calendar days after the purchase date.

     The Mentor Distributors or Mentor Advisors may refuse any order to buy shares.

     For more information on how to purchase shares of the Portfolios, contact your Financial Institution or Mentor Services Company, Inc. ("Mentor Services Company"), 901 East Byrd Street, Richmond, Virginia 23219. Mentor Services Company's telephone number is 1-800-869-6042.


     HOW TO SELL SHARES. You can redeem your Portfolio shares through your Financial Institution any day the Exchange is open, or you may redeem your shares by check. If you redeem shares through your Financial Institution, your Financial Institution is responsible for communicating your redemption request to BFDS and for forwarding any necessary information and documentation to BFDS. Redemptions will be effected at the net asset value per share of the Portfolio next determined after receipt of the redemption request in good order. The Fund must receive your properly completed purchase documentation before you may sell shares.


     SELLING SHARES THROUGH YOUR FINANCIAL INSTITUTION. You may redeem your shares through your Financial Institution. Your Financial Institution is responsible for delivering your redemption request and all necessary documentation to the Trust, and may charge you for its services (including, for example, charges relating to the wiring of funds). Your Financial Institution may accept your redemption instructions by telephone. Consult your Financial Institution.

     SELLING SHARES BY CHECK. If you would like the ability to write checks against your investment in a Portfolio, you should provide the necessary documentation to your Financial Institution and complete the signature card which you may obtain by calling your Financial Institution. When a Portfolio receives your properly completed documentation and card, you will receive checks drawn on your Portfolio account and payable through the Portfolio's designated bank. These checks may be made payable to the order of any person. You will continue to earn dividends until the check clears. When a check is presented for payment, a sufficient number of full and fractional shares of the Portfolio in your account will be redeemed to cover the amount of the check. Your Financial Institution may limit the availability of the check-writing privilege or assess certain fees in connection with the checkwriting privilege.



     Shareholders using Trust checks are subject to the Trust's designated bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, although one may be imposed in the future. Shareholders would be notified in advance of the imposition of any such charge. (In addition, if you deplete your original check supply, there may be a charge to order additional checks.) You should make sure that there are sufficient shares in your account to cover the amount of the check drawn. If there is an insufficient number of shares in the account, the check will be dishonored and returned, and no shares will be redeemed. Because dividends declared on shares held in your account and prior withdrawals may cause the value of your account to change, it is impossible to determine in advance your account's total value. Accordingly, you should not write a check for the entire value of your account or close your account by writing a check. You may revoke check-writing authorization by written notice to your Financial Institution, which will be responsible for forwarding the notice to the Portfolio.


     SELLING SHARES BY MAIL. You may also sell shares of a Portfolio by sending a written withdrawal request to your Financial Institution. You must sign the withdrawal request and include a stock power with signature(s) guaranteed by a bank, broker/dealer, or certain other financial institutions.

     A Portfolio generally sends you payment for your shares the business day after your request is received in good order. Under unusual circumstances, a Portfolio may suspend repurchases, or postpone payment for more than seven days, as permitted by federal securities law.

HOW TO EXCHANGE SHARES


     You can exchange your shares in any Portfolio for Retail Shares of any other Mentor Money Market Portfolio in the Trust at net asset value, except as described below. If you request an exchange through your Financial Institution, your Financial Institution will be responsible for forwarding the necessary documentation to BFDS. Exchange Authorization Forms are available from your Financial Institution. For federal income tax purposes, an exchange is treated as a sale of shares and may result in a capital gain or loss. The Trust reserves the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any change or suspension. Consult your Financial Institution or Mentor Services Company before requesting an exchange.




FINANCIAL INSTITUTIONS


     Financial Institutions provide varying arrangements for their clients with respect to the purchase and redemption of Portfolio shares and the confirmation thereof and may arrange with their clients for other investment or administrative services. When you effect transactions with a Portfolio (including among other things the purchase, redemption, or exchange of Portfolio shares) through a Financial Institution, the Financial Institution, and not the Portfolio, will be responsible for taking all steps, and furnishing all necessary documentation, to effect such transactions. Financial Institutions have the responsibility to deliver purchase and redemption requests to a Portfolio promptly. Some Financial Institutions may establish minimum investment requirements with respect to a Portfolio. They may also establish and charge fees and other amounts to their clients for their services. Certain privileges, such as the check writing privilege or reinvestment options, may not be available through certain Financial Institutions or they may be available only under certain conditions. If your Financial Institution holds your investment in a Portfolio in its own name, then your Financial Institution will be the shareholder of record in respect of that investment; your ability to take advantage of any investment options or services of the Portfolio will depend on whether, and to what extent, your Financial Institution is willing to take advantage of them on your behalf. FINANCIAL INSTITUTIONS, INCLUDING FIRST UNION CORP. ("FIRST UNION"), AN AFFILIATE OF MENTOR ADVISORS, MAY CHARGE FEES TO OR IMPOSE RESTRICTIONS ON YOUR SHAREHOLDER ACCOUNT. CONSULT YOUR FINANCIAL INSTITUTION FOR INFORMATION ABOUT ANY FEES OR RESTRICTIONS OR FOR FURTHER INFORMATION CONCERNING ITS SERVICES.


                                  MANAGEMENT


     The Trustees are responsible for generally overseeing the conduct of the Trust's business. Mentor Investment Advisors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, serves as investment adviser to each of the Portfolios, providing investment advisory services and advising and assisting the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Trustees. Subject to such policies as the Trustees may determine, Mentor Advisors furnishes a continuing investment program for the Portfolios and makes investment decisions on their behalf.


     Mentor Advisors has over $13 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. First Union is a leading financial services company with approximately $234 billion in assets and $17 billion in total stockholders' equity as of September 30, 1998. EVEREN Capital Corporation has 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.

     Each Portfolio pays management fees to Mentor Advisors monthly at the following annual rates (based on the average daily net assets of the Portfolio): 0.22% of the first $500 million of the Portfolio's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion. For purposes of determining the annual rate at which management fees are payable by the Portfolios, a Portfolio's assets will be considered to include the assets of, in the case of the Money Market Portfolio, Cash Resource Money Market Fund; in the case of the U.S. Government Money Market Portfolio, Cash Resource U.S. Government Money Market Fund; and in the case of the Tax-Exempt Money Market Portfolio, Cash Resource Tax-Exempt Money Market Fund. Each of those Funds is managed by Mentor Advisors and is a series of shares of Cash Resource Trust.


     The Portfolios pay all expenses not assumed by Mentor Advisors, including Trustees' fees, auditing, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under their Distribution Plans. General expenses of the Trust will be charged to the assets of each Portfolio on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each Portfolio (and other series of shares of the Trust) or the nature of the services performed and relative applicability to each Portfolio. Expenses directly charged or attributable to a Portfolio will be paid from the assets of that Portfolio.

     Mentor Advisors places all orders for purchases and sales of the investments of each Portfolio. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Mentor Advisors may consider sales of shares of the Portfolios (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers.


     The Portfolios receive services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Portfolios' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolios from this problem.

     ADMINISTRATIVE SERVICES. Mentor Investment Group, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, provides each Portfolio with certain administrative personnel and services necessary to operate each Portfolio, such as bookkeeping and accounting services. Mentor Investment Group provides these services to each of the Portfolios at an annual rate of .02% of the Portfolio's average daily net assets.



DISTRIBUTION SERVICES


     Mentor Distributors, LLC ("Mentor Distributors"), 3435 Stelzer Road, Columbus, Ohio 43219, is the distributor of the Portfolios' shares. Mentor Distributors is a wholly owned subsidiary of BISYS Fund Services, Inc. Each Portfolio has adopted a Distribution Plan (each, a "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to its Retail Shares. The purpose of the Plans is to permit each of the Portfolios to compensate Mentor Distributors for services provided and expenses incurred by it in promoting the sale of Retail Shares of the Portfolio, reducing redemptions, or maintaining or improving services provided to shareholders. The Plans provide for monthly payments by the Portfolios to Mentor Distributors out of the Portfolios' assets attributable to the Retail Shares, subject to the authority of the Trustees to reduce the amount of payments or to suspend the Plans for such periods as they may determine. Any material increase in amounts payable under a Plan would require shareholder approval.

     In order to compensate Financial Institutions for services provided in connection with sales of Portfolio shares and the maintenance of shareholder accounts (or, in the case of certain Financial Institutions which are banking institutions, for certain administrative and shareholder services), Mentor Distributors, Mentor Advisors, or their affiliates may make periodic payments (from any amounts received under the Plans or from their other resources) to any qualifying Financial Institution based on the average net asset value of Retail Shares for which the Financial Institution is designated as the financial institution of record. Such payments may be made at the annual rate of between 0.15% and 0.40% in the case of the Money Market Portfolio and the U.S. Government Money Market Portfolio, and between 0.15% and 0.33% in the case of the Tax-Exempt Money Market Portfolio. These payments may be suspended or modified at any time, and payments are subject to the continuation of each Portfolio's Plan and of applicable agreements between Mentor Distributors and the applicable Financial Institution. Financial Institutions receiving such payments include First Union, an affiliate of Mentor Advisors.


HOW A PORTFOLIO'S PERFORMANCE IS CALCULATED


     Yield and effective yield data of a Portfolio's Retail Shares may from time to time be included in advertisements about the Portfolios. "Yield" is calculated by dividing a Portfolio's annualized net investment income per Retail Share during a recent seven-day period by the net asset value per share on the last day of that period. "Effective yield" compounds that yield for a year and is, for that reason, greater than a Portfolio's yield. "Tax-equivalent" yield shows the affect on performance of the tax-exempt status of distributions received from the Tax-Exempt Money Market Portfolio. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equivalent to the Portfolio's tax-exempt yield. Quotations of yield for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Portfolio's performance may be compared to various indices. See the Statement of Additional Information.

     Quotations of yield for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or its investment personnel. All data is based on a Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Portfolio's investments, a Portfolio's operating expenses, and the class of shares purchased. Investment performance also often reflects the risks associated with a Portfolio's investment objective and policies. These factors should be considered when comparing a Portfolio's investment results to those of other mutual funds and other investment vehicles.

                              GENERAL INFORMATION


     Mentor Funds is a Massachusetts business trust organized on January 20, 1992. A copy of the Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

     The Trust is an open-end, management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into twelve series of shares. Under the Agreement and Declaration of Trust, a Portfolio's shares may be further divided, without shareholder approval, into two or more classes of shares having such preferences or special or relative rights and privileges as the Trustees may determine. Each Portfolio's shares are currently divided into two classes, Retail Shares, which are offered by this Prospectus, and Institutional Shares. Institutional Shares are not subject to any 12b-1 fees, and may be subject to different expenses of other types. Differences in expenses between the classes will affect performance. Contact Mentor Services Company at 1-800-869-6042 for information concerning Institutional Shares of a Portfolio and your eligibility to purchase those shares. Each share has one vote, with fractional shares voting proportionally. Shares of each Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if a Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares of any Portfolio at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

     Boston Financial Data Services, located at 2 Heritage Drive, North Quincy, MA 02171, is the transfer agent and dividend-paying agent for the Trust. BFDS engages at its own expense certain Financial Institutions, including affiliates of First Union, to perform bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri, 64105 serves as the Portfolios' custodian.

     If you own fewer shares of a Portfolio than a minimum amount set by the Trustees, the Trust may choose to redeem your shares and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of any Portfolio or of the Trust above any maximum amount set by the Trustees. There is presently no such minimum or maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.


     The Trust may send a single copy of shareholder reports and communications to an address where there is more than one registered shareholder with the same last name, unless a shareholder at that address requests, by calling or writing his Financial Institution or Mentor Services Company, that the Trust do otherwise.

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.
















                                 MENTOR FUNDS
                             901 East Byrd Street
                              Richmond, VA 23219
                                (800) 869-6042




                         1998 MENTOR DISTRIBUTORS, LLC

        SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED MAY LOSE VALUE

MK 1341

                                 MENTOR FUNDS

                                    MENTOR
                            MONEY MARKET PORTFOLIO


                             MENTOR U.S. GOVERNMENT
                             MONEY MARKET PORTFOLIO


                               MENTOR TAX-EXEMPT
                            MONEY MARKET PORTFOLIO








                            -----------------------
                                   PROSPECTUS
                                 RETAIL SHARES
                           -----------------------

                               December 15, 1998










                                 [MENTOR LOGO]

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.
















                                 MENTOR FUNDS
                             901 East Byrd Street
                              Richmond, VA 23219
                                (800) 869-6042




                         1998 MENTOR DISTRIBUTORS, LLC

        SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED MAY LOSE VALUE

MK 1341


                                 [MENTOR LOGO]



                                  MENTOR FUNDS

                                     MENTOR
                             MONEY MARKET PORTFOLIO


                             MENTOR U.S. GOVERNMENT
                             MONEY MARKET PORTFOLIO


                                MENTOR TAX-EXEMPT
                             MONEY MARKET PORTFOLIO








                            -----------------------
                                   PROSPECTUS
                                 RETAIL SHARES
                           -----------------------

                               December 15, 1998



                            [EVEREN SECURITIES LOGO]

P R O S P E C T U S                                 December 15, 1998
Institutional Shares






                                 MENTOR FUNDS


                         MENTOR MONEY MARKET PORTFOLIO
                 MENTOR U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                   MENTOR TAX-EXEMPT MONEY MARKET PORTFOLIO


     The Mentor Money Market Portfolios are designed for investors who seek current income consistent with preservation of capital and maintenance of liquidity. The Portfolios are diversified investment portfolios of Mentor Funds (the "Trust").

     An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that a Portfolio will be able to maintain a stable net asset value of $1.00 per share.


     This Prospectus explains concisely what you should know before investing in a Portfolio. Please read it carefully and keep it for future reference. You can find more detailed information about the Portfolios in a December 15, 1998 Statement of Additional Information, as amended from time to time. For a free copy of the Statement, call Mentor Services Company, Inc. at 1-800-869-6042. The Statement has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.





                               ----------------

SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS





                                                    PAGE
                                                   -----
Expense Summary ................................     3
Finanical Highlights ...........................     4
Investment Objectives and Policies .............     5
How The Portfolios Value Their Shares ..........    10
Purchase Of Shares .............................    11
Redemption Of Shares ...........................    11
How Distributions Are Made .....................    12
Management .....................................    13
General Information ............................    15

                                EXPENSE SUMMARY

     Expenses are one of several factors to consider when investing in a Portfolio. The following table summarizes your maximum transaction costs from an investment in Institutional Shares of each of the Portfolios and expenses each Portfolio expects to incur in respect of its Institutional Shares during the current fiscal year (expenses shown for the Tax-Exempt Money Market Portfolio reflect the expenses the Portfolio expects to incur in its first fiscal year). The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in each Portfolio over specified periods. The information presented below does not reflect any fees or charges imposed by Financial Institutions through which you may invest in the Portfolios.





                                                                 MENTOR            MENTOR
                                              MENTOR        U.S. GOVERNMENT      TAX-EXEMPT
                                           MONEY MARKET       MONEY MARKET      MONEY MARKET
                                             PORTFOLIO         PORTFOLIO         PORTFOLIO
                                          --------------   -----------------   -------------
SHAREHOLDER TRANSACTION EXPENSES               None               None              None
ANNUAL PORTFOLIO OPERATING EXPENSES:
(as a percentage of average net assets)
Management Fees* ......................         .18%               .18%              .21%
12b-1 Fees ............................        None               None              None
Other Expenses ........................         .15%               .15%              .15%
                                               ----              -----             -----
Total Fund Operating Expenses .........         .33%               .33%              .36%
                                               ----              -----             -----


* For purposes of determining the annual rate at which Management Fees are payable by the Portfolios, a Portfolio's assets will be considered to include the assets of certain Funds offered by Cash Resource Trust and managed by Mentor Investment Advisors, LLC. See "Management," below.

** Expenses are estimated based on the expenses the Portfolios expects to incur.


EXAMPLES

     Your investment of $1,000 in a Portfolio would incur the following expenses, assuming 5% annual return and redemption at the end of each period:




                                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                           --------   ---------   ---------   ---------
Mentor Money Market Portfolio ..........      $3         $11         18          41
Mentor U.S. Government
 Money Market Portfolio ................      $3         $11         18          41
Mentor Tax-Exempt
 Money Market Portfolio ................       4          12         --          --



     The table is provided to help you understand the expenses of investing in each of the Portfolios and your share of the operating expenses which each of the Portfolios expects to incur. The Examples do not represent past or future expense levels. Actual returns and expenses may be greater or less than those shown. Federal regulations require the Examples to assume a 5% annual return, but actual annual return will vary.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

     The following tables have been derived from the Financial Highlights included in Mentor Funds' financial statements, which have been audited by KPMG Peat Marwick LLP, Mentor Funds' independent auditors. The report of KPMG Peat Marwick LLP, along with the Portfolios' financial statements and notes thereto, is included in the Statement of Additional Information, which may be obtained in the manner described on the cover page of this Prospectus. See "Financial Statements" in the Statement of Additional Information.





                                                                    MENTOR MONEY            MENTOR U.S. GOVERNMENT
                                                                  MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                                                 ------------------   ----------------------------------
                                                                    PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                                                                     9/30/98 (B)         9/30/98          9/30/97 (C)
                                                                 ------------------   -------------   ------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .........................      $   1.00            $   1.00         $   1.00
                                                                    --------            --------         --------
Income from investment operations ............................
 Net investment income .......................................          0.05                0.05             0.01
                                                                    --------            --------         --------
 Total from investment operations ............................          0.05                0.05             0.01
                                                                    --------            --------         --------
Less distributions ...........................................
 From net investment income ..................................         (0.05)              (0.05)           (0.01)
                                                                    ---------           ---------        ---------
 Total distributions .........................................         (0.05)              (0.05)           (0.01)
                                                                    ---------           ---------        ---------
Net asset value, end of period ...............................      $   1.00            $   1.00         $   1.00
                                                                    =========           =========        =========
TOTAL RETURN (D)                                                        4.74%               5.42%            1.39%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands) .....................      $ 40,970           $ 106,273        $  61,805
Ratio of expenses to average net assets ......................          0.33%(a)            0.33%            0.33%(a)
Ratio of net investment income to average net assets .........          5.35%(a)            5.27%            5.26%(a)



----------
(a) Annualized.

(b) For the period from November 19, 1997 (commencement of operations) to September 30, 1998.

(c) For the period from June 27, 1997 (commencement of operations) to September 30, 1997.

(d) Not annualized.

                      INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives of Mentor Money Market Portfolio (the "Money Market Portfolio") and Mentor U.S. Government Money Market Portfolio (the "U.S. Government Money Market Portfolio") are to seek as high a rate of current income as Mentor Investment Advisors, LLC, the Portfolios' investment advisor ("Mentor Advisors"), believes is consistent with preservation of capital and maintenance of liquidity. The investment objective of Mentor Tax-Exempt Money Market Portfolio (the "Tax-Exempt Money Market Portfolio") is to seek as high a rate of current income exempt from federal income tax as Mentor Advisors believes is consistent with preservation of capital and maintenance of liquidity. The Portfolios seek their objectives through the investment policies described below. Because each of the Portfolios is a money market fund, it will only invest in the types of investments described below under "Selection of Investments."

     The investment objective and policies of each Portfolio may, unless otherwise specifically stated, be changed by the Trustees without shareholder approval. None of the Portfolios is intended to be a complete investment program, and there is no assurance a Portfolio will achieve its objective.


MENTOR MONEY MARKET PORTFOLIO

     The Money Market Portfolio will invest in a portfolio of high-quality, short-term instruments consisting of any or all of the following:

      o U.S. Government securities: securities issued or guaranteed as to principal or interest by the U.S. Government or by any of its agencies or instrumentalities.

      o Banker's acceptances: negotiable drafts or bills of exchange, which have been "accepted" by a domestic bank (or a foreign bank with an agency domiciled in the United States), meaning, in effect, that the bank has unconditionally agreed to pay the face value of the instrument on maturity.

      o Prime commercial paper: high-quality, short-term obligations issued by banks, corporations, and other issuers organized under the laws of a jurisdiction within the United States.

      o Other short-term obligations: high-quality, short-term obligations of corporate issuers.

      o Repurchase agreements: with respect to U.S. Government or agency securities.


MENTOR U.S. GOVERNMENT MONEY MARKET PORTFOLIO

     The U.S. Government Money Market Portfolio invests exclusively in U.S. Treasury bills, notes, and bonds, and other obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, or instrumentalities, and in repurchase agreements with respect to such obligations. Certain of these obligations, including U.S. Treasury bills, notes, and bonds, mortgage participation certificates issued or guaranteed by the Government National Mortgage Association, and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government securities issued by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. These securities include obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of Federal Home Loan Banks, and obligations supported only by the credit of an instrumentality, such as Federal National Mortgage Association bonds.

     Short-term U.S. Government obligations generally are considered among the safest short-term investments. Because of their added safety, the yields available from U.S. Government obligations are generally lower than the yields available from comparable corporate debt securities. The U.S. Government guarantee of securities owned by the Portfolio does not guarantee the net asset value of the Portfolio's shares, which the Portfolio seeks to maintain at $1.00 per share.


MENTOR TAX-EXEMPT MONEY MARKET PORTFOLIO

     The Tax-Exempt Portfolio invests, as a fundamental policy, at least 80% of its net assets in Tax-Exempt Securitites (as described below). The Portfolio may invest the remainder of its assets in investments of any kind in which any of the other Portfolios may invest.

     The Portfolio will invest in the following types of Tax-Exempt Securities:
(i) municipal notes; (ii) municipal bonds; (iii) municipal securities backed by the U.S. government or any of its agencies or instrumentalities; (iv) tax-exempt commercial paper; (v) participation interests in any of the foregoing; and (vi) unrated securities or new types of tax-exempt instruments which become available in the future if Mentor Advisors determines they meet the quality standards discussed below (collectively, "Tax-Exempt Securities"). (In the case of any such new types of tax-exempt instruments, this Prospectus would be revised as may be appropriate to describe such instruments.) In connection with the purchase of Tax-Exempt Securities, the Portfolio may acquire stand-by commitments, which give the Portfolio the right to resell the security to the dealer at a specified price. Stand-by commitments may provide additional liquidity for the fund but are subject to the risk that the dealer may fail to meet its obligations. The Portfolio does not generally expect to pay additional consideration for stand-by commitments or to assign any value to them.

     Tax-Exempt Securities are debt obligations issued by a state (including the District of Columbia), a U.S. territory or possession, or any of their political subdivisions, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, or the refunding of outstanding debts. They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational, or medical facilitites and may also include certain types of private activity and industrial development bonds issued by public authorities to finance privately owned or operated facilities. Short-term Tax-Exempt Securities are generally issued as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance various public puposes.

     The two principal classifications of Tax-Exempt Securities are general obligation and special obligation (or revenue) securities. General obligation securitites involve the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer. Special obligation securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source and generally are not payable from the unrestricted revenues of the issuer. Industrial development and private activity bonds are in most cases special obligation securities, the credit quality of which is directly related to the private user of a facility.

     For purposes of the Portfolio's policy to invest at least 80% of its net assets in Tax-Exempt Securities, the Portfolio will not treat obligations as Tax-Exempt Securitites for purposes of measuring compliance with such policy if they would give rise to interest income subject to federal alternative minimum tax for individuals. To the extent that the Portfolio invests in these securities, individual shareholders of the Portfolio, depending on their own tax status, may be subject to federal alternative minimum tax on the part of the Portfolio's distributions derived from these securities. In addition an investment in the Portfolio may cause corporate shareholders to be subject to (or result in an increased liability under) the alternative minimum tax because tax-exempt income is generally included in the alternative minimum taxable income of corporations.

     The ability of governmental issuers to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on thier fiscal conditions generally. The amounts of tax and other revenues available to governmental issuers may be affected from time to time by economic, political, and demographic conditions affecting a particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The avalability of federal, state, and local aid to issuers of such securities may also affect their ability to meet their obligations. Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions affecting a particular state. Any reduction in the actual or perceived ability of an issuer of Tax-Exempt Securities in a particular state to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could adversely affect the values of Tax-Exempt Securities issued by others in that state as well.

     The Portfolio may invest without limit in high quality taxable money market instruments of any type at any time when Mentor Advisors believes that market conditions make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of shareholders. It is impossible to predict when, or for how long, the Portfolio will use these alternative defensive strategies.


SELECTION OF INVESTMENTS

     Each Portfolio will invest only in U.S. dollar-denominated high-quality securities and other U.S. dollar-denominated money market instruments meeting credit criteria which the Trustees believe present minimal credit risk. "High-quality securities," in the case of the Money Market Portfolio, are (i) commercial paper or other short-term obligations rated A-1 by Standard & Poor's and P-1 by Moody's Investors Service, Inc., and (ii) obligations rated AAA or AA by Standard & Poor's and Aaa or Aa by Moody's at the time of investment. The Portfolio will not invest in securities rated below A-1 or P-1 (or securities not so rated whose issuer does not have outstanding short-term debt obligations, of comparable priority and security, rated A-1 or P-1). Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of more than 397 days. Each of the Portfolios follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful.

     A Portfolio may invest in variable or floating-rate securities which bear interest at rates subject to periodic adjustment or which provide for periodic recovery of principal on demand. Under certain conditions, these securities may be deemed to have remaining maturities equal to the time remaining until the next interest adjustment date or the date on which principal can be recovered on demand. Some of these securities may be supported by the right of the holders under certain circumstances to demand that a specified bank, broker-dealer, or other financial institution purchase the securities from the holders at par, or otherwise to demand on short notice, payment of unpaid principal and interest on the securities. Such securities are subject to the risk that the financial institution in question may for any reason be unwilling or unable to meet its obligation in respect of the securities, which would likely have an adverse effect on the value of the securities.

     Considerations of liquidity and preservation of capital mean that a Portfolio may not necessarily invest in money market instruments paying the highest available yield at a particular time. Consistent with its investment objective, a Portfolio will attempt to maximize yields by portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. Each Portfolio may also invest to take advantage of what Mentor Advisors believes to be temporary disparities in the yields of different segments of the high-quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations purchased by the Portfolios, may result in frequent changes in the investments held by the Portfolios. The Portfolios will not usually pay brokerage commissions in connection with the purchase or sale of portfolio securities.

     The Portfolios' investments will be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Portfolios. The values of a Portfolio's securities can be expected to vary inversely to changes in prevailing interest rates. Withdrawals by shareholders could require the sale of portfolio investments at a time when such a sale might not otherwise be desirable.


DIVERSIFICATION AND CONCENTRATION POLICIES

     Each Portfolio is a "diversified" investment company under the Investment Company Act of 1940. This means that each Portfolio may invest up to 25% of its total assets in the securities of one or more issuers, and is limited with respect to the remaining portion of its assets to investing 5% or less of its total assets in the securities of any one issuer (other than the U.S. Government). However, under the current rules governing money market funds, the Portfolios generally may not invest more than 5% of their assets in any one issuer (other than the U.S. Government).

     The Money Market Portfolio may invest without limit in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks (if it can be demonstrated that they are subject to the same regulations as U.S. banks). At times when the Portfolio has concentrated its investments in bank obligations, the values of its portfolio securities may be especially affected by factors pertaining to the issuers of such obligations.

     The Tax-Exempt Money Market Portfolio will not invest more than 25% of its total assets in any one industry. Governmental issuers of Tax-Exempt Securities are not considered part of any "industry." However, Securities backed only by the assets and revenues of nongovernmental users may for this purpose be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

     It is nonetheless possible that the Portfolio may invest more than 25% of its assets in a broader segment of the Tax-Exempt Securities market, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or airport revenue obligations. This would be the case only if Mentor Advisors determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political, and other developments generally affecting the revenues of such users (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all Tax-Exempt Securities in such a market segment. The Portfolio reserves the right to invest more than 25% of its assets in industrial development bonds and private activity bonds or notes.

     The Portfolio also reserves the right to invest more than 25% of its assets in securities relating to any one or more states (including the District of Columbia), U.S. territories or possessions, or any of their political subdivisions. As a result of such an investment, the performance of the Portfolio may be especially affected by factors pertaining to the economy of the relevant state and other factors specifically affecting the ability of issuers of such securities to meet their obligations. As a result, the value of the Portfolio's shares may fluctuate more widely than the value of shares of a fund investing in securities relating to a greater number of different states.


OTHER INVESTMENT PRACTICES

     A Portfolio may also engage to a limited extent in the following investment practices, each of which involves certain special risks. The Statement of Additional Information contains more detailed information about these practices.

     FOREIGN INVESTMENTS. The Money Market Portfolio may invest in obligations of foreign issuers and in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. These investments subject the Portfolio to investment risks different from those associated with domestic investments. Such risks include adverse political and economic developments in foreign countries, the imposition of withholding taxes on interest income, seizure or nationalization of foreign deposits, or the adoption of other governmental restrictions which may adversely affect the payment of principal and interest on such obligations. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the U.S. or in other foreign countries. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the Portfolio's assets held abroad) and expenses not present in the settlement of domestic investments. In addition, foreign securities may be less liquid than U.S. securities, and foreign accounting and disclosure standards may differ from U.S. standards. Special tax considerations apply to foreign investments.

     REPURCHASE AGREEMENTS. Under a repurchase agreement, a Portfolio purchases a debt instrument for a relatively short period (usually not more than one week), which the seller agrees to repurchase at a fixed time and price, representing the Portfolio's cost plus interest. A Portfolio will enter into repurchase agreements only with commercial banks and with registered broker-dealers who are members of a national securities exchange or market makers in government securities, and only if the debt instrument subject to the repurchase agreement is a U.S. Government security. Although Mentor Advisors will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times, a Portfolio bears a risk of loss if the other party defaults on its obligation and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral. If the other party should become involved in bankruptcy or insolvency proceedings, it is possible that a Portfolio may be treated as an unsecured creditor and required to return the collateral to the other party's estate.

     SECURITIES LENDING. A Portfolio may lend portfolio securities to broker-dealers. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by a Portfolio would be made in accordance with the Portfolio's investment objective and policies described above.


TAX INFORMATION

     FEDERAL TAXES. Each Portfolio intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal income taxes on income (and gains, if any) it distributes to shareholders. Each Portfolio will distribute substantially all of its net ordinary income (and net capital gains, if any) on a current basis. Distributions (other than exempt interest dividends) will be taxable to you regardless of whether you elect to receive them in cash or to reinvest them in additional shares.


     Dividends paid by the Tax-Exempt Money Market Portfolio that are derived from exempt-interest income (known as "exempt-interest dividends") and that are designated as such may be treated by the Portfolio's shareholders as items of interest excludable from their federal gross income. (Shareholders should consult their own tax adviser with respect to whether exempt-interest dividends would be excludable from gross income if the shareholder were treated as a "substantial user" of facilities financed by an obligation held by the Portfolio or a "related person" to such a user under the Internal Revenue Code.) If a shareholder receives an exempt-interest dividend with respect to any share held for six months or less, any loss on the sale or exchange of that share will be disallowed to the extent of the amount of the exempt-interest dividend. To the extent dividends paid to shareholders are derived from taxable income (for example, from interest on certificates of deposit) or from gains, such dividends will be subject to federal income tax, whether they are paid in the form of cash or additional shares.

     If the Tax-Exempt Money Market Portfolio holds certain "private activity bonds" ("industrial development bonds" under prior law), dividends derived from interest on such obligations will be classified as an item of tax preference which could subject certain shareholders to alternative minimum tax liability. Corporate shareholders must also take all exempt-interest dividends into account in determining "adjusted current earnings" for purposes of calculating their alternative minimum tax liability.

     Shareholders receiving Social Security benefits or Railroad Retirement Act benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits. Early in each year the Tax-Exempt Money Market Portfolio will notify you of the amount and tax status of distributions paid to you by the Portfolio for the preceding year.

     GENERAL. The foregoing is a summary of certain federal income tax consequences of investing in the Portfolios. You should consult your tax adviser to determine the precise effect of an investment in each Portfolio on your particular tax situation.



                     HOW THE PORTFOLIOS VALUE THEIR SHARES

     Each Portfolio values its shares twice each day, once at 12:00 noon and again at the close of regular trading on the New York Stock Exchange. A Portfolio's investments are valued at amortized cost in accordance with Securities and Exchange Commission Rule 2a-7. A Portfolio will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

                               PURCHASE OF SHARES

     The Portfolios offer their shares continuously at a price of $1.00 per share. Because the Portfolios seek to be fully invested at all times, investments must be in Same Day Funds to be accepted. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Portfolio at its designated bank.

     Mentor Distributors, LLC, 3435 Stelzer Road, Columbus, Ohio 43219, serves as distributor of the Portfolios' shares.

     An investor may make an initial purchase of shares in the Portfolios by submitting completed application materials along with a purchase order, and by making payment to Mentor Services Company or the Trust. Investors will be required to make minimum initial investments of $500,000 and minimum subsequent investments of $25,000. Investments made through advisory accounts maintained with investment advisers registered under the Investment Advisers Act of 1940, as amended (including "wrap" accounts), are not subject to these minimum investment requirements. The Portfolios reserve the right at any time to change the initial and subsequent investment minimums required of investors.


     Shares of the Portfolios may be purchased by (i) paying cash, (ii) exchanging securities acceptable to Mentor Advisors, or (iii) a combination of such securities and cash. Purchase of shares of the Portfolios in exchange for securities is subject in each case to the determination by Mentor Advisors that the securities to be exchanged are acceptable for purchase by the Portfolios. Securities accepted by Mentor Advisors in exchange for Portfolios shares will be valued in the same manner as the Portfolios' assets as of the time of the Portfolios' next determination of net asset value after such acceptance. All dividends and subscription or other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Portfolios and must be delivered to the Portfolios upon receipt by the investor from the issuer. A gain or loss for federal income tax purposes would be realized upon the exchange by an investor that is subject to federal income taxation, depending upon the investor's basis in the securities tendered. A shareholder who wishes to purchase shares by exchanging securities should obtain instructions by calling Mentor Services Company at 1-800-869-6042.

     Mentor Distributors, Mentor Advisors, and their affiliates, at their own expense and out of their own assets, may provide compensation to dealers in connection with sales of shares of the Portfolios. Such compensation may include, but is not limited to, financial assistance to dealers in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other dealer-sponsored special events. In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of Portfolios shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc.

     In all cases Mentor Advisors and Mentor Distributors reserve the right to reject any particular investment.


                              REDEMPTION OF SHARES

     A shareholder may redeem all or any portion of its shares in a Portfolio any day the New York Stock Exchange is open by sending a signed letter of instruction and stock power form, along with any certificates that represent shares the shareholder wants to sell, to the Portfolio c/o Mentor Funds, P.O. Box 1357, Richmond,

Virginia 23218-1357 or to Mentor Distributors. Redemptions will be effected at the net asset value per share of the Portfolio next determined after the receipt by the Portfolio of redemption instructions in "good order" as described below. In order to receive that day's net asset value, your request must be received before the close of regular trading on the New York Stock Exchange. A Portfolio will only redeem shares for which it has received payment. A check for the proceeds will normally be mailed on the next business day after a request in good order is received.

     A redemption request will be considered to have been made in "good order" if the following conditions are satisfied:

   (1) the request is in writing, states the number of shares to be redeemed, and identifies the shareholder's Portfolio account number;

   (2) the request is signed by each registered owner exactly as the shares are registered; and

   (3) if the shares to be redeemed were issued in certificate form, the certificates are endorsed for transfer (or are accompanied by an endorsed stock power) and accompany the redemption request.

     If shares to be redeemed represent an investment made by check, the Trust reserves the right not to transmit the redemption proceeds to the shareholder until the check has been collected, which may take up to 15 days after the purchase date.

     The Portfolios reserve the right to require signature guarantees. A guarantor of a signature must be an eligible guarantor institution, which term includes most banks and trust companies, savings associations, credit unions, and securities brokers or dealers. The purpose of a signature guarantee is to protect shareholders against the possibility of fraud. Mentor Distributors usually requires additional documentation for the sale of shares by a corporation, partnership, agent, fiduciary, or surviving joint owner. Contact Mentor Distributors for details.

     Mentor Distributors may facilitate any redemption request. There is no extra charge for this service.

     OTHER INFORMATION CONCERNING REDEMPTION. Under unusual circumstances, the Portfolios may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law. In addition, the Portfolios reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the Portfolios' per share net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting those securities into cash.


                           HOW DISTRIBUTIONS ARE MADE

     A Portfolio determines its net income as of the close of regular trading on the New York Stock Exchange each day the Exchange is open. Each determination of a Portfolio's net income includes (i) all accrued interest on the Portfolio's investments, (ii) plus or minus all realized and unrealized gains and losses on the Portfolio's investments, (iii) less all accrued expenses of the Portfolio.

     A Portfolio declares all of its net income as a distribution on each day it is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the New York Stock Exchange. Shareholders whose purchase of shares of a Portfolio are accepted at or before 12:00 noon on any day will receive the dividend declared by a Portfolio for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the next business day after the Portfolio accepts their order. A Portfolio's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day. Dividends for any calendar month will be paid on the last day of that month (or, if that day is not a business day, on the next preceding business day), except that a Portfolio's schedule for payment of dividends during the month of December may be adjusted to assist in tax reporting and distribution requirements. A shareholder that withdraws the entire balance of an account at any time during a month will be paid all dividends declared through the time of withdrawal. Since the net income of a Portfolio is declared as a dividend each time it is determined, the net asset value per share of a Portfolio normally remains at $1 per share immediately after each determination and dividend declaration.

     All Portfolio distributions will be invested in additional Portfolio shares, unless the shareholder instructs the Portfolio otherwise.



                                  MANAGEMENT

     The Trustees are responsible for generally overseeing the conduct of the Trust's business. Mentor Investment Advisors, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, serves as investment adviser to each of the Portfolios, providing investment advisory services and advising and assisting the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of the Trustees. Subject to such policies as the Trustees may determine, Mentor Advisors furnishes a continuing investment program for the Portfolios and makes investment decisions on their behalf.


     Mentor Advisors has over $13 billion in assets under management and is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor Investment Group") and its affiliates. Mentor Investment Group is a subsidiary of Wheat First Butcher Singer, Inc., which is in turn a wholly owned subsidiary of First Union Corp. First Union is a leading financial services company with approximately $234 billion in assets and $17 billion in total stockholders' equity as of September 30, 1998. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.


     Each Portfolio pays management fees to Mentor Advisors monthly at the following annual rates (based on the average daily net assets of the Portfolio): 0.22% of the first $500 million of the Portfolio's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion. For purposes of determining the annual rate at which management fees are payable by the Portfolios, a Portfolio's assets will be considered to include the assets of, in the case of the Money Market Portfolio, Cash Resource Money Market Fund; in the case of the U.S. Government Money Market Portfolio, Cash Resource U.S. Government Money Market Fund; and in the case of the Tax-Exempt Money Market Portfolio, Cash Resource Tax-Exempt Money Market Fund. Each of those Funds is managed by Mentor Advisors and is a series of shares of Cash Resource Trust.

     The Portfolios pay all expenses not assumed by Mentor Advisors, including Trustees' fees, auditing, legal, custodial, investor servicing, and shareholder reporting expenses, and payments under their Distribution Plans. General expenses of the Trust will be charged to the assets of each Portfolio on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each Portfolio (and other series of shares of the

Trust) or the nature of the services performed and relative applicability to each Portfolio. Expenses directly charged or attributable to a Portfolio will be paid from the assets of that Portfolio.

     Mentor Advisors places all orders for purchases and sales of the investments of each Portfolio. In selecting broker-dealers, Mentor Advisors may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Mentor Advisors may consider sales of shares of the Portfolios (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers.

     The Portfolios receive services from a number of providers which rely on the smooth functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not perform their intended functions adequately after the Year 1999 because of the inability of the software to distinguish the Year 2000 from the Year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by the Portfolios' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolios from this problem.


     ADMINISTRATIVE SERVICES. Mentor Investment Group, LLC, located at 901 East Byrd Street, Richmond, Virginia 23219, provides each Portfolio with certain administrative personnel and services necessary to operate each Portfolio, such as bookkeeping and accounting services. Mentor Investment Group provides these services to each of the Portfolios at an annual rate of .02% of the Portfolio's average daily net assets.



HOW A PORTFOLIO'S PERFORMANCE IS CALCULATED


     Quotations of yield for a period when an expense limitation was in effect will be greater than if the limitation had not been in effect. The Portfolio's performance may be compared to various indices. See the Statement of Additional Information. Information may be presented in advertisements about the Portfolio describing the background and professional experience of the Portfolio's investment adviser or its investment personnel.


     Yield and effective yield data of a Portfolio's Retail Shares may from time to time be included in advertisements about the Portfolios. "Yield" is calculated by dividing a Portfolio's annualized net investment income per Retail Share during a recent seven-day period by the net asset value per share on the last day of that period. "Effective yield" compounds that yield for a year and is, for that reason, greater than a Portfolio's yield. "Tax-equivalent" yield shows the affect on performance of the tax-exempt status of distributions received from the Tax-Exempt Money Market Portfolio. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equivalent to the Portfolio's tax-exempt yield. Quotations of yield for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. A Portfolio's performance may be compared to various indices. See the Statement of Additional Information.


     All data is based on a Portfolio's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Portfolio's investments, a Portfolio's operating expenses, and the class of shares purchased. Investment performance also often reflects the risks associated with a Portfolio's investment objective and policies. These factors should be considered when comparing a Portfolio's investment results to those of other mutual funds and other investment vehicles.

                              GENERAL INFORMATION

     Mentor Funds is a Massachusetts business trust organized on January 20, 1992. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.


     The Trust is an open-end, management investment company with an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios, and are currently divided into twelve series of shares. Under the Declaration of Trust, a Portfolio's shares may be further divided, without shareholder approval, into two or more classes of shares having such preferences or special or relative rights and privileges as the Trustees may determine. Each Portfolio's shares are currently divided into two classes, Institutional Shares, which are offered by this Prospectus, and Retail Shares. Retail Shares are subject to Rule 12b-1 fees and to certain expenses of other types. Differences in expenses between the classes will affect performance. Contact Mentor Services Company at 1-800-869-6042 for information concerning Retail Shares of a Portfolio and your eligibility to purchase those shares. Each share has one vote, with fractional shares voting proportionally. Shares of each Portfolio are freely transferable, are entitled to dividends as declared by the Trustees, and, if a Portfolio were liquidated, would receive the net assets of the Portfolio. The Trust may suspend the sale of shares of any Portfolio at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Declaration of Trust.

     Boston Financial Data Services, located at 2 Heritage Drive, North Quincy, MA 02171, is the transfer agent and dividend-paying agent for the Trust. BFDS engages at its own expense certain Financial Institutions, including affiliates of First Union, to perform bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, serves as the Portfolios' custodian.


     If you own fewer shares of a Portfolio than a minimum amount set by the Trustees, the Trust may choose to redeem your shares and pay you for them. You will receive at least 30 days written notice before the Trust redeems your shares, and you may purchase additional shares at any time to avoid a redemption. The Trust may also redeem shares if you own shares of any Portfolio or of the Trust above any maximum amount set by the Trustees. There is presently no such minimum or maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

     The Trust may send a single copy of shareholder reports and communications to an address where there is more than one registered shareholder with the same last name, unless a shareholder at that address requests, by calling or writing his Financial Institution or Mentor Services Company, that the Trust do otherwise.

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.
















                                 MENTOR FUNDS
                             901 East Byrd Street
                              Richmond, VA 23219
                                (800) 869-6042




                         1998 MENTOR DISTRIBUTORS, LLC

        SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED MAY LOSE VALUE

MK 1341

                                 MENTOR FUNDS

                                    MENTOR
                            MONEY MARKET PORTFOLIO


                             MENTOR U.S. GOVERNMENT
                             MONEY MARKET PORTFOLIO


                               MENTOR TAX-EXEMPT
                            MONEY MARKET PORTFOLIO








                       ---------------------------------

                                   PROSPECTUS
                             INSTITUTIONAL SHARES
                      ---------------------------------



                               December 15, 1998










                                 [MENTOR LOGO]

       NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIO. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE. THIS PROSPECTUS OMITS CERTAIN INFORMATION CONTAINED IN THE REGISTRATION STATEMENT, TO WHICH REFERENCE IS MADE, FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. ITEMS WHICH ARE THUS OMITTED, INCLUDING CONTRACTS AND OTHER DOCUMENTS REFERRED TO OR SUMMARIZED HEREIN, MAY BE OBTAINED FROM THE COMMISSION UPON PAYMENT OF THE PRESCRIBED FEES.

       ADDITIONAL INFORMATION CONCERNING THE SECURITIES OFFERED HEREBY AND THE PORTFOLIO IS TO BE FOUND IN THE REGISTRATION STATEMENT, INCLUDING VARIOUS EXHIBITS THERETO AND FINANCIAL STATEMENTS INCLUDED OR INCORPORATED THEREIN, WHICH MAY BE INSPECTED AT THE OFFICE OF THE COMMISSION.








                                 MENTOR FUNDS
                             901 East Byrd Street
                              Richmond, VA 23219
                                (800) 869-6042




                         1998 MENTOR DISTRIBUTORS, LLC

        SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED MAY LOSE VALUE

MK 1341

                                 [MENTOR LOGO]




                                 MENTOR FUNDS


                                    MENTOR
                            MONEY MARKET PORTFOLIO


                             MENTOR U.S. GOVERNMENT
                             MONEY MARKET PORTFOLIO


                               MENTOR TAX-EXEMPT
                            MONEY MARKET PORTFOLIO








                       ---------------------------------
                                   PROSPECTUS
                             INSTITUTIONAL SHARES
                      ---------------------------------

                               December 15, 1998






                            [EVEREN SECURITIES LOGO]

                                 MENTOR FUNDS


                      STATEMENT OF ADDITIONAL INFORMATION

      (MENTOR GROWTH PORTFOLIO, MENTOR PERPETUAL GLOBAL PORTFOLIO, MENTOR CAPITAL GROWTH PORTFOLIO, MENTOR BALANCED PORTFOLIO,
 MENTOR INCOME AND GROWTH PORTFOLIO, MENTOR MUNICIPAL INCOME PORTFOLIO, MENTOR QUALITY INCOME PORTFOLIO, MENTOR SHORT-DURATION INCOME PORTFOLIO,
                         MENTOR HIGH INCOME PORTFOLIO)

                               December 15, 1998

     Mentor Funds (the "Trust") is an open-end series investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the relevant prospectus of the Trust. A copy of a prospectus in respect of a Portfolio can be obtained upon request by writing to Mentor Services Company, Inc., at 901 East Byrd Street, Richmond, Virginia 23219, or by calling Mentor Services Company at 1-800-869-6042.

     This Statement is in parts. Part I contains information with respect to Mentor Capital Growth Portfolio, Mentor Quality Income Portfolio, Mentor Municipal Income Portfolio, Mentor Income and Growth Portfolio, and Mentor Perpetual Global Portfolio. Part II contains information with respect to Mentor Growth Portfolio, Mentor Short-Duration Income Portfolio, and Mentor Balanced Portfolio. Part III contains information with respect to Mentor High Income Portfolio. Part IV provides general information with respect to the Trust and all of the Portfolios.

                              TABLE OF CONTENTS



Introduction .............................................................................     ii
PART I ...................................................................................     1
  Investment Restrictions ................................................................     1
PART II ..................................................................................     4
  Investment Restrictions ................................................................     4
PART III .................................................................................     7
  Investment Restrictions ................................................................     7
PART IV ..................................................................................     8
  Certain Investment Techniques ..........................................................     8
  Management of the Trust ................................................................    27
  Principal Holders of Securities ........................................................    30
  Investment Advisory Services ...........................................................    31
  Administrative Services ................................................................    33
  Shareholder Servicing Plan .............................................................    35
  Brokerage Transactions .................................................................    36
  How to Buy Shares ......................................................................    39
  Distribution ...........................................................................    39
  Determining Net Asset Value ............................................................    40
  Redemptions in Kind ....................................................................    42
  Taxes ..................................................................................    42
  Independent Accountants ................................................................    46
  Custodian ..............................................................................    46
  Performance Information ................................................................    47
  Equivalent Yields: Tax-exempt Versus Taxable Securities for the Municipal Income            49
  Portfolio
  Mentor Municipal Income Portfolio -- Federal Taxable Equivalent Yield Table-1998 Rates .    50
  Members of Investment Management Teams .................................................    51
  Performance Comparisons ................................................................    54
  Shareholder Liability ..................................................................    59
  Financial Statements ...................................................................    59

                                 INTRODUCTION


     Mentor Funds is a Massachusetts business trust organized on January 20, 1992 as Cambridge Series Trust. This Statement relates to the following nine portfolios of the Trust (collectively, the "Portfolios" and each individually, the "Portfolio"): Mentor Growth Portfolio (the "Growth Portfolio"); Mentor Quality Income Portfolio (the "Quality Income Portfolio"); Mentor Balanced Portfolio (the "Balanced Portfolio"); Mentor Capital Growth Portfolio (the "Capital Growth Portfolio"); Mentor Perpetual Global Portfolio (the "Global Portfolio"); Mentor Income and Growth Portfolio (the "Income and Growth Portfolio"); Mentor Municipal Income Portfolio (the "Municipal Income Portfolio"); Mentor Short-Duration Income Portfolio (the "Short-Duration Income Portfolio"); and Mentor High Income Portfolio ("the High Income Portfolio"). Each Portfolio has three classes of shares of beneficial interest, Class A shares, Class B shares, and Class Y (Institutional) shares.

     With respect to the investment restrictions described below, all percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed below as fundamental or to the extent designated as such in the Prospectus in respect of a Portfolio, the other investment policies described in this Statement or in the Prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Portfolio's investment objective without shareholder approval.


     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of a Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                                    PART I

     The following information relates to each of the Capital Growth, Quality Income, Municipal Income, Income and Growth, and the Global Portfolios, except where otherwise noted.


                            INVESTMENT RESTRICTIONS

     The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of a
Portfolio:


       1. (not applicable to the Quality Income Portfolio) The Portfolios will not issue senior securities except that a Portfolio (other than the Municipal Income Portfolio) may borrow money directly or through reverse repurchase agreements in amounts of up to one-third of the value of its net assets, including the amount borrowed; and except to the extent that a Portfolio may enter into futures contracts. The Municipal Income Portfolio may borrow money from banks for temporary purposes in amounts of up to 5% of its total assets. The Portfolios will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the Portfolio by enabling it to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Portfolios will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Quality Income Portfolio will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements. Notwithstanding this restriction, the Portfolios may enter into when-issued and delayed delivery transactions.


       2. The Portfolios will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Portfolio of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.


       3. (not applicable to the Quality Income Portfolio) The Portfolios will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases the Portfolios may pledge assets having a value of 10% of assets taken at cost. For purposes of this restriction, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis; and
   (b) collateral arrangements with respect to (i) the purchase and sale of stock options (and options on stock indexes) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Portfolio's assets. Margin deposits for the purchase and sale of futures contracts and related options are not deemed to be a pledge.


       4. The Portfolios will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets. (The Municipal Income Portfolio will not lend portfolio securities.) This shall not prevent a Portfolio from purchasing or holding U.S. government obligations, money market instruments, variable amount demand master notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Portfolio's investment objective, policies and limitations or Declaration of Trust. The Municipal Income Portfolio will not make loans except to the extent the obligations the Portfolio may invest in are considered to be loans.

       5. The Portfolios (other than the Quality Income Portfolio) will not invest more than 10% of the value of their net assets in restricted securities; the Quality Income Portfolio will not invest more than 15% of the value of its net assets in restricted securities.

       6. None of the Portfolios will invest in commodities, except to the extent that the Portfolios may engage in transactions involving futures contracts or options on futures contracts, and except to the extent the securities the Municipal Income Portfolio invests in are considered interests in commodities or commodities contracts or to the extent the Portfolio exercises its rights under agreements relating to such municipal securities.

       7. None of the Portfolios will purchase or sell real estate, including limited partnership interests, except to the extent the securities the Income and Growth Portfolio and Municipal Income Portfolio may invest in are considered to be interests in real estate or to the extent the Municipal Income Portfolio exercises its rights under agreements relating to such municipal securities (in which case the Portfolio may liquidate real estate acquired as a result of a default on a mortgage), although the Portfolios may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

       8. With respect to 75% of the value of its respective total assets, a Portfolio will not purchase securities issued by any one issuer (other than cash or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities), if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer. A Portfolio will not acquire more than 10% of the outstanding voting securities of any one issuer.

       9. A Portfolio will not invest 25% or more of the value of its respective total assets in any one industry (other than securities issued by the U.S. Government, its agencies or instrumentalities). As described in the Trust's Prospectus, the Municipal Income Portfolio may from time to time invest more than 25% of its assets in a particular segment of the municipal bond market; however, that Portfolio will not invest more than 25% of its assets in industrial development bonds in a single industry except as described in the Trust's Prospectus.

       10. A Portfolio will not underwrite any issue of securities, except as a Portfolio may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


       11. The Quality Income Portfolio will not issue any class of securities which are senior to the Portfolio's shares except that the Portfolio may borrow money as contemplated by the following restriction.

       12. The Quality Income Portfolio will not borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings).

     In addition, the following practices are contrary to the current policy of each of the Portfolios (except as otherwise noted), and may be changed without shareholder approval: investing in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

                                    PART II

     The following information relates to each of the Balanced, Growth, and Short-Duration Income Portfolios, except where otherwise noted.



                            INVESTMENT RESTRICTIONS

     As fundamental investment restrictions, which may not be changed with respect to a Portfolio without a vote of a majority of the outstanding shares of that Portfolio, a Portfolio may not:


       1. Issue any securities which are senior to the Portfolio's shares as described herein and in the relevant prospectus, except that each of the Portfolios other than the Growth Portfolio may borrow money to the extent contemplated by Restriction 4 below.


       2. Purchase securities on margin (but a Portfolio may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments in connection with transactions in futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.)


       3. Make short sales of securities or maintain a short position, unless at all times when a short position is open, it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short ("short sale against-the-box"), and unless not more than 25% of the Portfolio's net assets (taken at current value) is held as collateral for such sales at any one time.

       4. (Growth Portfolio) Borrow money or pledge its assets except that a Portfolio may borrow from banks for temporary or emergency purposes (including the meeting of redemption requests which might otherwise require the untimely disposition of securities) in amounts not exceeding 10% (taken at the lower of cost or market value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings; provided that a Portfolio will not purchase additional portfolio securities when such borrowings exceed 5% of its total assets. (Collateral or margin arrangements with respect to options, futures contracts, or other financial instruments are not considered to be pledges.)


       (All other Portfolios included in Part II) Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings) not represented by senior securities.


       5. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

       6. Purchase any security if as a result the Portfolio would then have more than 5% of its total assets (taken at current value) invested in securities of companies (including predecessors) less than three years old or (in the case of Growth Portfolio) in equity securities for which market quotations are not readily available.

       7. (as to the Growth Portfolio only) Purchase any security if as a result the Portfolio would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

       8. Purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio's total assets (taken at current value) would be invested in a single industry; provided that the restriction set out in (i) above shall apply, in the case of each Portfolio other than the Growth Portfolio, only as to 75% of such Portfolio's total assets.

       9. Invest in securities of any issuer if, to the knowledge of the Trust, any officer or Trustee of the Trust or of Mentor Investment Advisors, LLC as the case may be, owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

       10. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate (or, in the case of any Portfolio other than the Growth Portfolio, real estate or limited partnership interests). (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

       11. Make investments for the purpose of exercising control or management.

       12. (as to the Growth Portfolio only) Participate on a joint or a joint and several basis in any trading account in securities.

       13. (as to the Growth Portfolio only) Purchase any security restricted as to disposition under federal securities laws if as a result more than 5% of the Portfolio's total assets (taken at current value) would be invested in restricted securities.

       14. (as to the Growth Portfolio only) Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

       15. Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the common stocks of companies that invest in or sponsor such programs.

       16. (as to the Growth Portfolio only) Make loans, except through (i) repurchase agreements (repurchase agreements with a maturity of longer than 7 days together with other illiquid assets being limited to 10% of the Portfolio's assets,) and (ii) loans of portfolio securities (limited to 33% of the Portfolio's total assets).

       17. (as to the Growth Portfolio only) Purchase foreign securities or currencies except foreign securities which are American Depository Receipts listed on exchanges or otherwise traded in the United States and certificates of deposit, bankers' acceptances and other obligations of foreign banks and foreign branches of U.S. banks if, giving effect to such purchase, such obligations would constitute less than 10% of the Trust's total assets (at current value).

       18. (as to the Growth Portfolio only) Purchase warrants if as a result the Portfolio would then have more than 5% of its total assets (taken at current value) invested in warrants.

       19. (as to each Portfolio other than the Growth Portfolio) Acquire more than 10% of the voting securities of any issuer.

       20. (as to each Portfolio other than the Growth Portfolio) Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements with respect to not more than 25% of its total assets (taken at current value), or through the lending of its portfolio securities with respect to not more than 25% of its total assets.

       21. Purchase or sell commodities or commodity contracts, except that a Portfolio may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions. (This restriction applies to the Growth Portfolio.)

     In addition, it is contrary to the current policy of each of the Portfolios, which policy may be changed without shareholder approval, to invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

                                    PART III

   The following information relates to the High Income Portfolio.


                            INVESTMENT RESTRICTIONS

     As fundamental investment restrictions, which may not be changed with respect to the Portfolio without approval by the holders of a majority of the outstanding shares of the Portfolio, the Portfolio may not:

       1. Purchase any security (other than U.S. Government securities) if as a result: (i) as to 75% of such Portfolio's total assets, more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio's total assets would be invested in a single industry.

       2. Acquire more than 10% of the voting securities of any issuer.

       3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

       4. Issue any class of securities which is senior to the Portfolio's shares of beneficial interest, except as contemplated by restriction 6 below.

       5. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

       6. Borrow more than 33 1/3% of the value of its total assets less all liabilities and indebtedness (other than such borrowings)

       7. Purchase or sell commodities or commodity contracts, except that a Portfolio may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

       8. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

     In addition, it is contrary to the current policy of the Portfolio, which policy may be changed without shareholder approval, to invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more then seven days, if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).

                                    PART IV

     All percentage limitations on investments (including those described in Parts I, II, and III, above) will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a Prospectus with respect to a Portfolio, the other investment policies described in this Statement or in a Prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Portfolio's investment objective without shareholder approval.

     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

     All information with respect to fees, expenses, and performance (except where otherwise indicated) is based on a Portfolio's fiscal year end. All of the Portfolios have a September 30 fiscal year end. Certain information with respect to certain Portfolios is given for partial fiscal years. See "Financial Highlights" in the Trust's prospectuses for information concerning the commencement of operations of each of the Portfolios.



                         CERTAIN INVESTMENT TECHNIQUES

     Set forth below is information concerning certain investment techniques in which one or more of the Portfolios may engage, and certain of the risks they may entail. Certain of the investment techniques may not be available to a Portfolio. See the Prospectus relating to a particular Portfolio for a description of the investment techniques generally applicable to that Portfolio. For purposes of this section, a Portfolio's investment adviser or subadviser (if any) is referred to as an "Adviser".


OPTIONS

     A Portfolio may purchase and sell put and call options on its portfolio securities to enhance investment performance or to protect against changes in market prices.

     COVERED CALL OPTIONS. A Portfolio may write covered call options on its securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Portfolio.

     A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

     In return for the premium received when it writes a covered call option, a Portfolio gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Portfolio retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Portfolio realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Portfolio realizes a gain or loss equal to the difference between the Portfolio's cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

     A Portfolio may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Portfolio may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

     COVERED PUT OPTIONS. A Portfolio may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Portfolio plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

     In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, a Portfolio also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

     A Portfolio may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

     PURCHASING PUT AND CALL OPTIONS. A Portfolio may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Portfolio, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Portfolio must pay. These costs will reduce any profit the Portfolio might have realized had it sold the underlying security instead of buying the put option.


     A Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Portfolio might have realized had it bought the underlying security at the time it purchased the call option.

     A Portfolio may also purchase put and sell options to enhance its current return.

     OPTIONS ON FOREIGN SECURITIES. A Portfolio may purchase and sell options on foreign securities if in the opinion of its Adviser the investment characteristics of such options, including the risks of investing in such options, are consistent with the Portfolio's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

     RISKS INVOLVED IN THE SALE OF OPTIONS. Options transactions involve certain risks, including the risks that a Portfolio's Adviser will not forecast interest rate or market movements correctly, that a Portfolio may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of a Portfolio's Adviser to forecast market and interest rate movements correctly.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Portfolio may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when its Adviser believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Portfolio's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Portfolio and other clients of the Portfolio's Adviser may be considered such a group. These position limits may restrict the Portfolio's ability to purchase or sell options on particular securities.

     Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

     Government regulations, particularly the requirements for qualification as a "regulated investment company" under the Internal Revenue Code, may also restrict the Portfolio's use of options.


FUTURES CONTRACTS

     In order to hedge against the effects of adverse market changes a Portfolio that may invest in debt securities may buy and sell futures contracts on debt securities of the type in which the Portfolio may invest and on indexes of debt securities. In addition, a Portfolio that may invest in equity securities may purchase and sell stock index futures to hedge against changes in stock market prices. A Portfolio may also, to the extent permitted by applicable law, buy and sell futures contracts and options on futures contracts to increase its current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC").

     FUTURES ON DEBT SECURITIES AND RELATED OPTIONS. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities -- assuming a "long" position -- a Portfolio will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of a Portfolio's assets, reflect the fair value of the contract, in which case the positions will be valued by the Trustees or such persons.

     Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, a Portfolio may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that a Portfolio's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

     Hedging by use of futures on debt securities seeks to establish with more certainty than would otherwise be possible the effective rate of return on securities. A Portfolio may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Portfolio (or securities having characteristics similar to those held by the Portfolio) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Portfolio's securities. When hedging of this character is successful, any depreciation in the value of securities may substantially be offset by appreciation in the value of the futures position.

     On other occasions, the Portfolio may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Portfolio expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Portfolio of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent purchase.

     Successful use by a Portfolio of futures contracts on debt securities is subject to its Adviser's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead the Portfolio will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

     A Portfolio may purchase and write put and call options on certain debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Portfolio will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to a Portfolio when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

     INDEX FUTURES CONTRACTS AND OPTIONS. A Portfolio may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. (Debt index futures in which the Portfolios are presently expected to invest are not now available, although such futures contracts are expected to become available in the future.) A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     For example, the Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Portfolio enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Portfolio will gain $400 (100 units x gain of $4). If the Portfolio enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Portfolio will lose $200 (100 units x loss of $2).

     A Portfolio may purchase or sell futures contracts with respect to any securities indexes. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     In order to hedge a Portfolio's investments successfully using futures contracts and related options, a Portfolio must invest in futures contracts with respect to indexes or sub-indexes the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Portfolio's securities.

     OPTIONS ON STOCK INDEX FUTURES. Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     OPTIONS ON INDICES. As an alternative to purchasing and selling call and put options on index futures contracts, each of the Portfolios which may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indexes themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may
be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

     A Portfolio may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Portfolio may also allow such options to expire unexercised.

     Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

     MARGIN PAYMENTS. When a Portfolio purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Portfolio upon termination of the contract, assuming a Portfolio satisfies its contractual obligations.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Portfolio sells a futures contract and the price of the underlying security rises above the delivery price, the Portfolio's position declines in value. The Portfolio then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Portfolio's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

     When a Portfolio terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Portfolio, and the Portfolio realizes a loss or a gain. Such closing transactions involve additional commission costs.


SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

     LIQUIDITY RISKS. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Portfolio intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Portfolio generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Portfolio would have to exercise the options in order to realize any profit.

     HEDGING RISKS. There are several risks in connection with the use by a Portfolio of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or movements in the prices of a Portfolio's securities which are the subject of a hedge. A Portfolio's Adviser will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and the securities sought to be hedged.

     Successful use of futures contracts and options by a Portfolio for hedging purposes is also subject to its Adviser's ability to predict correctly movements in the direction of the market. It is possible that, where a Portfolio has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Portfolio would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by a Portfolio's Adviser may still not result in a successful hedging transaction over a short time period.

     OTHER RISKS. Portfolios will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss.


FORWARD COMMITMENTS

     A Portfolio may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Portfolio holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Where such purchases are made through dealers, the Portfolios rely on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Portfolio of an advantageous yield or price. Although a Portfolio will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Portfolio may dispose of a commitment prior to settlement if its Adviser deems it appropriate to do so. A Portfolio may realize short-term profits or losses upon the sale of forward commitments.


REPURCHASE AGREEMENTS

     A Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by a Portfolio which are collateralized by the securities subject to repurchase. A Portfolio's Adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


LOANS OF PORTFOLIO SECURITIES

     A Portfolio may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Portfolio may at any time call the loan and regain the securities loaned; (3) a Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third (or such other limit as the Trustee may establish) of the total assets of the Portfolio. In addition, it is anticipated that a Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Portfolio will not lend portfolio securities to borrowers affiliated with the Portfolio.


COLLATERALIZED MORTGAGE OBLIGATIONS; OTHER MORTGAGE-RELATED SECURITIES

     Collateralized mortgage obligations or "CMOs" are debt obligations or pass-through certificates collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by the Government National Mortgage Association, ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"), but they also may be collateralized by whole loans or private pass-through certificates (such collateral collectively hereinafter referred to as "Mortgage Assets"). CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans.

     In a CMO, a series of bonds or certificates is generally issued in multiple classes. Each class of CMOs is issued at a specific fixed or floating rate coupon and has a stated maturity or final distribution date. Principal prepayments on the mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on most classes of the CMOs on a monthly, quarterly, or semi-annual basis. The principal of and interest on the mortgage assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a CMO, payments of principal, including any principal prepayments, on the mortgage assets are applied to the classes of the series in a pre-determined sequence.

     RESIDUAL INTERESTS. Residual interests are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans. The cash flow generated by the mortgage assets underlying a series of mortgage securities is applied first to make required payments of principal of and interest on the mortgage securities and second to pay the related administrative expenses of the issuer. The residual generally represents the right to any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related residual represents income and/or a return of capital. The amount of residual cash flow resulting from a series of mortgage securities will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of the mortgage securities, prevailing interest rates, the amount of administrative expenses, and the prepayment experience on the mortgage assets. In particular, the yield to maturity on residual interests may be extremely sensitive to prepayments on the related underlying mortgage assets in the same manner as an interest-only class of stripped mortgage-backed securities. In addition, if a series of mortgage securities includes a class that bears interest at an adjustable rate, the yield to maturity on the related residual interest may also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances, there may be little or no excess cash flow payable to residual holders. The Portfolio may fail to recoup fully its initial investment in a residual.

     Residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The residual interest market has only recently developed and residuals currently may not have the liquidity of other more established securities trading in other markets. Residuals may be subject to certain restrictions on transferability.


FOREIGN SECURITIES

     A Portfolio may invest in foreign securities and in certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

     Investments in foreign securities may involve considerations different from investments in domestic securities. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. It may be more difficult to obtain and enforce a judgment against a foreign issuer. In addition, foreign investments may be affected favorably or unfavorably by changes in currency exchange rates, exchange control regulations, foreign withholding taxes and restrictions or prohibitions on the repatriation of foreign currencies. A Portfolio may incur costs in connection with conversion between currencies.

     In determining whether to invest in securities of foreign issuers, the Adviser of a Portfolio seeking current income will consider the likely impact of foreign taxes on the net yield available to the Portfolio and its shareholders. Income received by a Portfolio from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by a Portfolio will reduce its net income available for distribution to shareholders.

FOREIGN CURRENCY TRANSACTIONS

     Except as otherwise described in the relevant Prospectus, a Portfolio may engage without limit in currency exchange transactions, including foreign currency forward and futures contracts, to protect against uncertainty in the level of future foreign currency exchange rates. In addition, a Portfolio may purchase and sell call and put options on foreign currency futures contracts and on foreign currencies for hedging purposes.

     A Portfolio may engage in both "transaction hedging" and "position hedging". When a Portfolio engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Portfolio generally arising in connection with the purchase or sale of its securities. A Portfolio will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Portfolio will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. A Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

     For transaction hedging purposes, a Portfolio may purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of its Adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     When a Portfolio engages in position hedging, it enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by the Portfolio are denominated or are quoted in their principle trading markets or an increase in the value of currency for securities which a Portfolio expects to purchase. In connection with position hedging, a Portfolio may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Portfolio may also purchase or sell foreign currency on a spot basis.

     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of a Portfolio's securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the security or securities of a Portfolio if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

     To offset some of the costs to a Portfolio of hedging against fluctuations in currency exchange rates, the Portfolio may write covered call options on those currencies.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Portfolio will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin on its futures positions.

     FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.


     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.


     SETTLEMENT PROCEDURES. Settlement procedures relating to investments in foreign securities and to foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in domestic investments. For example, settlement of transactions involving foreign securities or foreign currency may occur within a foreign country, and the Portfolio may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

     FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a feefor currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.


ZERO-COUPON SECURITIES

     Zero-coupon securities in which a Portfolio may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Portfolio investing in zero-coupon securities may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

     In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Portfolio will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

     The Portfolios may engage in when-issued and delayed delivery transactions. These transactions are arrangements in which a Portfolio purchases securities with payment and delivery scheduled for a future time. A Portfolio engages in when-issued and delayed delivery transactions only for the purpose of acquiring securities consistent with its investment objective and policies, not for investment leverage, but a Portfolio may sell such securities prior to settlement date if such a sale is considered to be advisable. No income accrues to a Portfolio on securities in connection with such transactions prior to the date the Portfolio actually takes delivery of securities. In when-issued and delayed delivery transactions, a Portfolio relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause a Portfolio to miss a price or yield considered to be advantageous.

     These transactions are made to secure what is considered to be an advantageous price or yield for a Portfolio. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Portfolio sufficient to make payment for the securities to be purchased are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.


BANK INSTRUMENTS

     A Portfolio may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation ("FDIC"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, the above-mentioned instruments are not necessarily guaranteed by those organizations. In addition to domestic bank obligations, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, a Portfolio may invest in: Eurodollar Certificates of Deposit ("ECDs") issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the U.S.; and Yankee Certificates of Deposit ("Yankee CDS"), which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the U.S.


DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

     A Portfolio may enter into dollar rolls, in which the Portfolio sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Portfolio forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. A Portfolio could also be compensated through the receipt of fee income.

     A Portfolio may also enter into reverse repurchase agreements in which the Portfolio sells securities and agrees to repurchase them at a mutually agreed date and price. Generally, the effect of such a transaction is that the Portfolio can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolio of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash.

     Dollar rolls and reverse repurchase agreements may be viewed as a borrowing by the Portfolio, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls and reverse repurchase agreements involve the risk that, in the event of the bankruptcy or insolvency of the Portfolio's counterparty, the Portfolio would be unable to recover the security which is the subject of the agreement, the amount of cash or other property transferred by the counterparty to the Portfolio under the agreement prior to such insolvency or bankruptcy is less than the value of the security subject to the agreement, or the Portfolio may be delayed or prevented, due to such insolvency or bankruptcy, from using such cash or property or may be required to return it to the counterparty or its trustee or receiver.

CONVERTIBLE SECURITIES

     A Portfolio may invest in convertible securities. Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

     A Portfolio will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in its Adviser's opinion, the investment characteristics of the underlying common shares will assist the Portfolio in achieving its investment objectives. Otherwise, the Portfolio may hold or trade convertible securities. In selecting convertible securities for the Portfolio, the Portfolio's Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Portfolio's Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.


WARRANTS

     A Portfolio may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock. Warrants acquired in units or attached to securities may be deemed to be without value for purposes of a Portfolio's policy.


SWAPS, CAPS, FLOORS AND COLLARS

     A Portfolio may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Portfolio's Adviser. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


LOWER-RATED SECURITIES

     A Portfolio may invest in lower-rated fixed-income securities (commonly known as "junk bonds") to the extent described in the relevant Prospectus. The lower ratings of certain securities held by a Portfolio reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Portfolio more volatile and could limit the Portfolio's ability to sell its securities at prices approximating the values the Portfolio had placed on such securities. In the absence of a liquid trading market for securities held by it, a Portfolio may be unable at times to establish the fair value of such securities. The rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security.

     Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the Portfolio's assets. Conversely, during periods of rising interest rates, the value of the Portfolio's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will affect the Portfolio's net asset value. A Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although its Adviser will monitor the investment to determine whether its retention will assist in meeting the Portfolio's investment objective.

     The amount of information about the financial condition of an issuer of tax exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. Therefore, to the extent a Portfolio invests in tax exempt securities in the lower rating categories, the achievement of the Portfolio's goals is more dependent on its Adviser's investment analysis than would be the case if the Portfolio were investing in securities in the higher rating categories.


INDEXED SECURITIES

     A Portfolio may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

     Indexed securities differ from other types of debt securities in which a Portfolio may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

     Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Portfolio may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Portfolio's securities denominated in linked currencies. For example, if a Portfolio's Adviser considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Portfolio holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a contract to sell D-marks and buy dollars.


EURODOLLAR INSTRUMENTS

     A Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.


SEGREGATION OF ASSETS

     A Portfolio may at times segregate assets in respect of certain transactions in which the Portfolio enters into a commitment to pay money or deliver securities at some future date (such as futures contracts or reverse repurchase agreements, to the extent not used for leverage). Any such segregated account will be maintained by the Trust's custodian and may contain cash, U.S. government securities, liquid high grade debt obligations, or other appropriate assets.

                            MANAGEMENT OF THE TRUST

     The following table provides biographical information with respect to each Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.





                             POSITION HELD
NAME AND ADDRESS             WITH A FUND      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------   --------------   ---------------------------------------------------------------
Daniel J. Ludeman*           Chairman         Chairman and Chief Executive Officer Mentor Investment
c/o Mentor Funds             and Trustee      Group, Inc.; Managing Director of Wheat First Butcher
901 E. Byrd Street                            Singer, Inc. Director, Wheat, First Securities, Inc.; Chairman
Richmond, VA 23219                            and Director Mentor Income Fund, Inc., and America's
                                              Utility Fund, Inc.; Chairman and Trustee, Cash Resource
                                              Trust, Mentor Variable Investment Portfolios and Mentor
                                              Institutional Trust.
Arnold H. Dreyfuss           Trustee          Chairman, Eskimo Pie Corporation; Trustee, Cash Resource
P.O. Box 18156                                Trust, Mentor Variable Investment Portfolios and Mentor
Richmond, Virginia 23226                      Institutional Trust; Director, Mentor Income Fund, Inc. and
                                              America's Utility Fund, Inc.; formerly, Chairman and Chief
                                              Executive Officer, Hamilton Beach/Proctor-Silex, Inc.
Thomas F. Keller             Trustee          R.J. Reynolds Industries Professor of Business Adminis-
Fuqua School of Business                      tration and Former Dean of Fuqua School of Business, Duke
Duke University                               University; Director of LADD Furniture, Inc., Wendy's
Durham, NC 27706                              International, Inc., American Business Products, Inc., Dimon,
                                              Inc., and Biogen, Inc.; Director of Nations Balanced Target
                                              Maturity Fund, Inc., Nations Government Income Term Trust
                                              2003, Inc., Nations Government Income Term Trust 2004,
                                              Inc., Hatteras Income Securities, Inc., Nations Institutional
                                              Reserves, Nations Fund Trust, Nations Fund, Inc., Nations
                                              Fund Portfolios, Inc., and Nations LifeGoal Funds, Inc.
                                              Trustee, Cash Resource Trust, Mentor Variable Investment
                                              Portfolios and Mentor Institutional Trust; Director, Mentor
                                              Income Fund, Inc. and America's Utility Fund, Inc.
Louis W. Moelchert, Jr.      Trustee          Vice President for Investments, University of Richmond;
University of Richmond                        Trustee, Cash Resource Trust, Mentor Variable Investment
Richmond, VA 23173                            Portfolios and Mentor Institutional Trust; Director, Mentor
                                              Income Fund, Inc. and America's Utility Fund, Inc.
Troy A. Peery, Jr.           Trustee          President, Heilig-Meyers Company; Trustee, Cash Resource
Heilig-Meyers Company                         Trust, Mentor Variable Investment Portfolios and Mentor
2235 Staples Mill Road                        Institutional Trust; Director, Mentor Income Fund, Inc. and
Richmond, Virginia 23230                      America's Utility Fund, Inc.

                         POSITION HELD
NAME AND ADDRESS         WITH A FUND      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
----------------------   --------------   -------------------------------------------------------------
Peter J. Quinn, Jr.*     Trustee          Formerly, President, Mentor Distributors, Inc.; Managing
c/o Mentor Funds                          Director, Mentor Investment Group, LLC, and Wheat First
901 E. Byrd Street                        Butcher Singer, Inc.; formerly, Senior Vice President/
Richmond, VA 23219                        Director of Mutual Funds, Wheat First Butcher Singer, Inc.;
                                          Trustee, Cash Resource Trust, Mentor Variable Investment
                                          Portfolios and Mentor Institutional Trust; Director, Mentor
                                          Income Fund, Inc. and America's Utility Fund, Inc.
Arch T. Allen, III       Trustee          Attorney at law, Raleigh, North Carolina; Trustee, Cash
c/o Mentor Funds                          Resource Trust, Mentor Variable Investment Portfolios and
901 E. Byrd Street                        Mentor Institutional Trust; Director, Mentor Income Fund,
Richmond, VA 23219                        Inc. and America's Utility Fund, Inc.; formerly, Vice
                                          Chancellor for Development and University Relations,
                                          University of North Carolina at Chapel Hill.
Weston E. Edwards        Trustee          President, Weston Edwards & Associates; Trustee Cash
c/o Mentor Funds                          Resource Trust, Mentor Variable Investment Portfolios and
901 E. Byrd Street                        Mentor Institutional Trust; Director, Mentor Income Fund,
Richmond, VA 23219                        Inc. and America's Utility Fund, Inc.; Founder and
                                          Chairman, The Housing Roundtable; formerly, President,
                                          Smart Mortgage Access, Inc.
Jerry R. Barrentine      Trustee          President, J.R. Barretine & Associates; Trustee, Cash
c/o Mentor Funds                          Resource Trust, Mentor Variable Investment Portfolios and
901 E. Byrd Street                        Mentor Institutional Trust; Director, Mentor Income Fund,
Richmond, VA 23219                        Inc. and America's Utility Fund, Inc.; formerly, Executive
                                          Vice President and Chief Financial Officer, Barclays/
                                          American Mortgage Director Corporation; Managing Partner,
                                          Barrentine Lott & Associates.
J. Garnett Nelson        Trustee          Consultant, Mid-Atlantic Holdings, LLC; Trustee, Cash
c/o Mentor Funds                          Resource Trust, Mentor Variable Investment Portfolios and
901 E. Byrd Street                        Mentor Institutional Trust; Director, Mentor Income Fund,
Richmond, VA 23219                        Inc., America's Utility Fund, Inc., GE Investment Funds,
                                          Inc., and Lawyers Title Corporation; Member, Investment
                                          Advisory Committee, Virginia Retirement System; formerly,
                                          Senior Vice President, The Life Insurance Company of
                                          Virginia.
Paul F. Costello         President        Managing Director, Wheat First Butcher Singer, Inc. and
c/o Mentor Funds                          Mentor Investment Group, LLC; President, Cash Resource
901 E. Byrd Street                        Trust, Mentor Income Fund, Inc., Mentor Institutional Trust,
Richmond, VA 23219                        Mentor Variable Investment Portfolios and America's Utility
                                          Fund, Inc.; Director, Mentor Perpetual Advisors, LLC.

                       POSITION HELD
NAME AND ADDRESS       WITH A FUND      PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------   --------------   ------------------------------------------------------------
Terry L. Perkins       Treasurer        Senior Vice President, Mentor Investment Group, LLC;
c/o Mentor Funds                        Treasurer, Mentor Institutional Trust, Cash Resource Trust,
901 E. Byrd Street                      Mentor Variable Investment Portfolios, Mentor Income
Richmond, VA 23219                      Fund, Inc.; America's Utility Fund, Inc.; formerly,
                                        Treasurer and Comptroller, Ryland Capital Management, Inc.
Michael Wade           Assistant        Vice President, Mentor Investment Group, LLC Assistant
c/o Mentor Funds       Treasurer        Treasurer, Mentor Income Fund, Inc., Cash Resource Trust,
901 E. Byrd Street                      Mentor Institutional Trust, Mentor Variable Investment
Richmond, VA 23219                      Portfolios and America's Utility Fund; formerly, Senior
                                        Accountant, Wheat First Butcher Singer, Inc., Audit Senior,
                                        BDO Seidman.
Geoffrey B. Sale       Secretary        Associate Vice President Mentor Investment Group, LLC;
c/o Mentor Funds                        Secretary, Cash Resource Trust, Mentor Institutional Trust,
901 E. Byrd Street                      Mentor Variable Investment Portfolios; Clerk, America's
Richmond, VA 23219                      Utility Fund, Inc., Mentor Income Fund, Inc.



     The table below shows the fees paid to each Trustee by the Trust for the 1998 fiscal year and the fees paid to each Trustee by all funds in the Mentor family (including the Trust) during the 1997 calendar year.





                                     AGGREGATE COMPENSATION     TOTAL COMPENSATION FROM ALL
                                         FROM THE TRUST          COMPLEX FUNDS (27 FUNDS)
                                     (FISCAL YEAR END 1998)        (CALENDAR YEAR 1998)
                                    ------------------------   ----------------------------
Daniel J. Ludeman ...............            $    0                       $     0
Arnold H. Dreyfuss ..............            $5,808                       $32,000
Thomas F. Keller ................            $4,859                       $32,000
Louis W. Moelchert, Jr. .........            $5,606                       $32,000
J. Garnett Nelson ...............            $5,393                       $40,000
Troy A. Peery, Jr. ..............            $5,405                       $32,000
Peter J. Quinn, Jr. .............            $    0                       $     0
Jerry R. Barrentine .............            $5,660                       $40,000
Weston E. Edwards ...............            $5,479                       $42,000
Arch T. Allen III ...............            $5,399                       $35,000


----------

     The Trustees do not receive pension or retirement benefits from the Trust.


     The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its

Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


                        PRINCIPAL HOLDERS OF SECURITIES


     As of November 2, 1998, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of the Balanced Portfolio. To the knowledge of the Trust, no person owned of record or beneficially more than 5% of the outstanding shares of any class of the Portfolios as of that date, except as set forth below:





            PORTFOLIO                            HOLDER                PERCENTAGE OWNERSHIP
---------------------------------   -------------------------------   ---------------------
Short Duration-Income Portfolio     Partnership Healthplan of Cal     7.60%
 Class A                            Attn: Marion R. Schales CFO
                                    421 Executive Ct North Ste #A
                                    Suisun City, CA 94585-4019
Short Duration-Income Portfolio     EVEREN Clearing Corp.             5.91%
 Class A                            A/C 1902-3741
                                    Calaveras County Water Dist
                                    111 East Kilbourn Avenue
                                    Milwaukee, WI 53202-6611

                         INVESTMENT ADVISORY SERVICES


     Mentor Investment Advisors, LLC ("Mentor Advisors") serves as investment adviser to each Portfolio other than the Global Portfolio. Van Kampen Management, Inc. ("Van Kampen") serves as sub-adviser to the Municipal Income Portfolio and the High Income Portfolio; Wellington Management Company, LLP ("Wellington Management") serves as sub-adviser to the Income and Growth Portfolio. Each of these sub-advisers has complete discretion to purchase and sell portfolio securities for its respective Portfolio consistent with the particular Portfolio's investment objective, restrictions, and policies. Mentor Perpetual Advisors, LLC ("Mentor Perpetual") serves as investment adviser to the Global Portfolio.

     Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC, ("Mentor Investment Group") which is a subsidiary of Wheat First Butcher Singer, Inc. ("WFBS"). Mentor Perpetual is owned equally by Mentor Advisors and Perpetual plc, a diversified financial services holding company. EVEREN Capital Corporation has a 20% ownership in Mentor Investment Group and may acquire additional ownership based principally on the amount of Mentor Investment Group's revenues derived from assets attributable to clients of EVEREN Securities, Inc. and its affiliates.


     On October 31, 1996, Commonwealth Investment Counsel, Inc., the investment adviser to the Short-Duration Income and Balanced Portfolios, was reorganized as Mentor Investment Advisors, LLC. Also on October 31, 1996, each of Commonwealth Advisors, Inc., the investment adviser to the Capital Growth, Income and Growth, Municipal Income, and Quality Income Portfolios, Charter Asset Management, Inc., the investment adviser to the Growth Portfolio, and Wellesley Advisors, Inc., the investment adviser to the Strategy Portfolio, transferred its rights and obligations under its respective advisory contract with the Trust to Mentor Investment Advisors, LLC. In addition, Mentor Investment Group, Inc. and Mentor Distributors, Inc. were reorganized as Mentor Investment Group, LLC and Mentor Distributors, LLC, respectively.


     On October 29, 1996, shareholders of the Municipal Income Portfolio approved a new sub-advisory agreement with Van Kampen which became a subsidiary of Morgan Stanley Group, Inc.


     Subject to the general oversight of the Trustees, each investment adviser and/or sub-adviser manages the applicable Portfolio in accordance with the stated policies of that Portfolio and of the Trust. Each makes investment decisions for the Portfolio and places the purchase and sale orders for portfolio transactions. The investment advisers and sub-advisers bear all their expenses in connection with the performance of their services (except as may be approved from time to time by the Trustees) and pay the salaries of all officers and employees who are employed by them and the Trust.

     Each Portfolio's investment adviser and/or sub-adviser provides the Trust with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Trust and for the other investment advisory clients of the investment advisers and sub-advisers and their affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the investment adviser's or sub-adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of securities for one or more clients will have an adverse effect on other clients. In the case of short-term investments, the Treasury area of Mentor Investment Group handles purchases and sales under guidelines approved by investment officers of the Trust. Each investment adviser and sub-adviser employs professional staffs of portfolio managers who draw upon a variety of resources for research information for the Trust.

     Expenses incurred in the operation of a Portfolio or otherwise allocated to a Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, compensation paid under a Portfolio's 12b-1 plan and the Shareholder Service Plan, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat, First Securities, Inc. and its subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution, and certain costs incurred by Mentor Investment Group in responding to shareholder inquiries as approved by the Trustees from time to time, to shareholders, certain shareholder report charges and charges relating to corporate matters are borne by the Portfolio.


     Under the applicable Management Contract with the Trust in respect of each Portfolio, subject to such policies as the Trustees may determine, Mentor Advisors or Mentor Perpetual, as the case may be, at its expense, furnishes continuously an investment program for the Portfolio and makes investment decisions on behalf of the Portfolio. Mentor Advisors or Mentor Perpetual, as the case may be, may place portfolio transactions with broker-dealers which furnish Mentor Advisors or Mentor Perpetual, without cost to it, certain research, statistical and quotation services of value to Mentor Advisors or Mentor Perpetual and their affiliates in advising the Portfolio and other clients. In so doing, Mentor Advisors or Mentor Perpetual may cause a Portfolio to pay greater brokerage commissions than it might otherwise pay.


     Each Management Contract provides that Mentor Advisors or Mentor Perpetual, as the case may be, shall not be subject to any liability to a Portfolio or to any shareholder of a Portfolio for any act or omission in the course of or connected with rendering services to a Portfolio in the absence of its willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

     Each of the Management Contracts is subject to annual approval (beginning in 2000) by (i) the Trustees or (ii) vote of a majority (as defined in the 1940
Act) of the outstanding voting securities of the affected Portfolio, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the investment adviser in question, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contracts are terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the affected Portfolio's shares, or by the applicable investment adviser. Each terminates automatically in the event of its assignment (as defined in the 1940 Act).


MANAGEMENT FEES

     The investment adviser of each Portfolio receives an annual management fee from such Portfolio (which is described in the relevant Prospectus). The investment adviser pays a portion of that fee to any sub-adviser to the Portfolio.

     The Portfolios paid investment advisory fees in the amounts and for the periods indicated below (amounts shown reflect fee waivers where applicable):




                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                 1998            1997           1996
                                            -------------   -------------   ------------
Growth Portfolio ........................    $4,204,377      $3,238,498     $2,313,470
Capital Growth Portfolio ................     2,153,467       1,063,903        728,536
Income and Growth Portfolio .............     1,638,729         947,267        575,647
Global Portfolio ........................     1,612,495         998,592        368,592
Quality Income Portfolio ................       821,411         449,325        278,216
Municipal Income Portfolio ..............       557,332         370,232        344,784
Short-Duration Income Portfolio .........       323,574         129,833         54,833
Balanced Portfolio ......................        31,721           8,854          6,790


     The investment advisers of the following Portfolios waived investment advisory fees in the following amounts for the periods indicated below:




                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                 1998            1997           1996
                                            -------------   -------------   ------------
Quality Income Portfolio ................      $204,530        $123,214       $217,329
Short-Duration Income Portfolio .........       180,523          55,521         83,567
Balanced Portfolio ......................            --          20,072         18,976
High Income Portfolio ...................       175,891              --             --


     The investment advisers of the following Portfolios paid sub-advisory fees to the Portfolios' sub-advisers in the following amounts for the periods indicated below:




                                         FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                             1998            1997           1996
                                        -------------   -------------   ------------
Income and Growth Portfolio .........     $ 575,028     $373,115        $236,071
Municipal Income Portfolio ..........       216,114      153,577         172,392


                            ADMINISTRATIVE SERVICES


     Mentor Investment Group, LLC serves as administrator to each of the Portfolios pursuant to an Administration Agreement.


     Pursuant to the Administration Agreement, Mentor Investment Group provides continuous business management services to the Portfolios and, subject to the general oversight of the Trustees, manages all of the business and affairs of the Portfolios subject to the provisions of the Trust's Declaration of Trust, By-laws and the 1940 Act, and other policies and instructions the Trustees may from time to time establish. Mentor Investment Group pays the compensation of all officers and executive employees of the Trust (except those employed by or serving at the request of an investment adviser or sub-adviser) and makes available to the Trust the services of its directors, officers, and employees as elected by the Trustees or officers of the Trust. In addition, Mentor

Investment Group provides all clerical services relating to the Portfolios' business. As compensation for its services, Mentor Investment Group receives a fee from each Portfolio calculated daily at the annual rate of .10% of a Portfolio's average daily net assets.

     The Administration Agreement must be approved at least annually with respect to each Portfolio by a vote of a majority of the Trustees who are not interested persons of Mentor Investment Group or the Trust. The Agreement may be terminated at any time without penalty on 30 days notice by Mentor Investment Group, or immediately in respect of any Portfolio upon notice by the Trustees or by vote of a majority of the outstanding voting securities of that Portfolio. The Agreement terminates automatically in the event of any assignment (as defined in the 1940 Act).

     The Portfolios paid administrative service fees in the following amounts for the periods indicated below (amounts shown reflect fee waivers where applicable):




                                         FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                             1998            1997           1996
                                        -------------   -------------   ------------
Growth Portfolio ....................      $600,625        $462,643       $330,496
Capital Growth Portfolio ............       269,183         132,988         91,067
Income and Growth Portfolio .........       218,497         126,302         76,753
Global Portfolio ....................       153,750          92,753         33,508
Quality Income Portfolio ............       174,343          95,423         82,591
Municipal Income Portfolio ..........        92,888          61,705         57,464
High Income Portfolio ...............        24,979              --             --


     The administrators waived administrative fees in the amounts and for the periods indicated below:




                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                 1998            1997           1996
                                            -------------   -------------   ------------
Short-Duration Income Portfolio .........      $101,237        37,151          $27,680
Balanced Portfolio ......................         8,127            --               --


     The Portfolios also provided direct reimbursement to Mentor for certain legal and compliance administration, investor relation and operation costs not covered under the Investment Management Agreement. These direct reimbursements were as follows:




                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                 1998            1997           1996
                                            -------------   -------------   ------------
Growth Portfolio ........................      $26,735         17,457          23,289
Capital Growth Portfolio ................       12,494          5,036           5,901
Income and Growth Portfolio .............       10,079          4,851           5,210
Global Portfolio ........................        6,902          3,672           2,752
Quality Income Portfolio ................        7,964          3,617           5,005
Municipal Income Portfolio ..............        4,318          2,293           3,465
Short-Duration Income Portfolio .........        5,085          1,443           1,842

                          SHAREHOLDER SERVICING PLAN


     The Trust has adopted a Shareholder Servicing Plan (the "Service Plan") with Mentor Distributors, LLC with respect to the Class A and Class B shares of each Portfolio. Pursuant to the Service Plan, financial institutions will enter into shareholder service agreements to provide administrative support services to their customers who from time to time may be record or beneficial owners of shares of one or more Portfolios. In return for providing these support services, a financial institution may receive payments from one or more Portfolios at a rate not exceeding .25% of the average daily net assets of the Class A or Class B shares of the particular Portfolio or Portfolios owned by the financial institution's customers for whom it is the holder of record or with whom it has a servicing relationship. The Service Plan is designed to stimulate financial institutions to render administrative support services to the Portfolios and their shareholders. These administrative support services include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Portfolios; assisting clients in changing dividend options, account designations and addresses; and providing such other services as the Portfolios reasonably request.

     In addition to receiving payments under the Service Plan, financial institutions may be compensated by the investment adviser, a sub-adviser, and/or Mentor Investment Group, or affiliates thereof, for providing administrative support services to holders of Class A or Class B shares of the Portfolios. These payments will be made directly by the investment adviser, a sub- adviser, and/or Mentor Investment Group or affiliates, as applicable, and will not be made from the assets of any of the Portfolios.



SHAREHOLDER SERVICES FEES


     During fiscal year 1998, the Portfolios incurred shareholder service fees in respect of Class A and Class B shares under the Service Plan as follows (amounts shown reflect fee waivers where applicable):





                                               CLASS A        CLASS B
                                             -----------   -------------
Growth Portfolio .........................    $255,596      $1,233,864
Capital Growth Portfolio .................     283,728         389,229
Income and Growth Portfolio ..............     222,501         323,741
Global Portfolio .........................     146,546         237,827
Quality Income Portfolio .................     195,196         232,278
Municipal Income Portfolio ...............     108,151         124,069
Short-Duration Income Portfolio ..........     160,078          91,969
Balanced Portfolio .......................       3,517           6,695
High Income Portfolio ....................      28,187          34,631

                            BROKERAGE TRANSACTIONS

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in certain fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, each investment adviser or sub-adviser may receive brokerage and research services and other similar services from many broker-dealers with which such investment adviser or sub- adviser places a Portfolio's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the investment adviser's or sub-adviser's managers and analysts. Where the services referred to above are not used exclusively by the investment adviser or sub-adviser for research purposes, the investment adviser or sub-adviser, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to the investment adviser or sub-adviser and its affiliates in advising various of its clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing all or any of the Portfolios. The management fee paid by a Portfolio is not reduced because its investment adviser or sub-adviser or any of their affiliates receive these services even though the investment adviser or sub-adviser might otherwise be required to purchase some of these services for cash.

     A Portfolio's investment adviser or sub-adviser, as the case may be, places all orders for the purchase and sale of portfolio investments for the Portfolio and buys and sells investments for the Portfolio through a substantial number of brokers and dealers. The investment adviser or sub-adviser seeks the best overall terms available for the Portfolio, except to the extent the investment adviser or sub-adviser may be permitted to pay higher brokerage commissions as described below. In doing so, the investment adviser or sub-adviser, having in mind the Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

     As permitted by Section 28(e) of the 1934 Act, and by the advisory and sub-advisory agreements, a Portfolio's investment adviser or sub-adviser may cause the Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to that adviser an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Portfolio on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. The investment adviser's or sub-adviser's authority to cause a Portfolio to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, each investment adviser and sub-adviser will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Trustees may determine, an investment adviser or sub-adviser may consider sales of shares of a Portfolio (and, if permitted by law, of the other funds in the Mentor family) as a factor in the selection of broker-dealers to execute portfolio transactions for a Portfolio.


     The Trustees have determined that portfolio transactions for the Trust may be effected through Wheat, First Securities, Inc. ("Wheat"), First Union Brokerage Services ("FUBS"), and EVEREN Securities, Inc. ("EVEREN"), broker-dealers affiliated with Mentor Advisors and Mentor Perpetual. The Trustees have adopted certain policies incorporating the standards of Rule 17e-l issued by the SEC under the 1940 Act which requires, among other things, that the commissions paid to Wheat, FUBS, and EVEREN must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. Wheat, FUBS, and EVEREN will not participate in brokerage commissions given by a Portfolio to other brokers or dealers. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Portfolio will in no event effect principal transactions with Wheat, FUBS, and EVEREN in over-the-counter securities in which Wheat, FUBS, or EVEREN makes a market.

     Under rules adopted by the SEC, Wheat, FUBS, and EVEREN may not execute transactions for a Portfolio on the floor of any national securities exchange, but may effect transactions for a Portfolio by transmitting orders for execution and arranging for the performance of this function by members of the exchange not associated with them. Wheat, FUBS, and EVEREN will be required to pay fees charged to those persons performing the floor brokerage elements out of the brokerage compensation they receive from a Portfolio. The Trust has been advised by Wheat that on most transactions, the floor brokerage generally constitutes from 5% and 10% of the total commissions paid.

BROKERAGE COMMISSIONS

     The Portfolios paid brokerage commissions on brokerage transactions in the following aggregate amounts for the periods indicated:




                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                 1998            1997           1996
                                            -------------   -------------   ------------
Growth Portfolio ........................    $2,620,649      $1,482,817     $1,864,300
Capital Growth Portfolio ................       920,105         275,151        299,554
Income and Growth Portfolio .............       183,991         302,628        146,323
Global Portfolio ........................     1,272,077         838,045        359,217
Quality Income Portfolio ................            --             900         24,990
Municipal Income Portfolio ..............        18,968           5,044          2,422
Short-Duration Income Portfolio .........            --              --          1,560
Balanced Portfolio ......................        12,356           4,752          7,385


     The following table shows brokerage commissions paid by each of the Portfolios to Wheat for the periods indicated:




                                         FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                             1998            1997           1996
                                        -------------   -------------   ------------
Growth Portfolio ....................      $148,289        $101,434        $72,923
Capital Growth Portfolio ............       104,188          29,226         54,642
Income and Growth Portfolio .........        73,192         101,434         52,534
Balanced Portfolio ..................           193              50             --


     The following table shows brokerage commissions paid by each of the Portfolios to EVEREN for the period indicated.




                                      FISCAL YEAR     FISCAL YEAR
                                          1998           1997
                                     -------------   ------------
Growth Portfolio .................      $20,738      $2,331
Capital Growth Portfolio .........       63,266       9,793
Balanced Portfolio ...............        2,023          --



     The brokerage commissions paid to Wheat for fiscal year 1998 amounted to the following percentages of the aggregate brokerage commissions and brokerage transactions paid by each Portfolio:





                                                                   PERCENT OF AGGREGATE
                                         PERCENT OF AGGREGATE        DOLLAR AMOUNT OF
                                              COMMISSIONS         BROKERAGE TRANSACTIONS
                                        ----------------------   -----------------------
Growth Portfolio ....................             5.66%                    5.19%
Capital Growth Portfolio ............            11.32%                   14.26%
Income and Growth Portfolio .........            39.78%                   29.39%
Balanced Portfolio ..................             1.56%                    0.32%

     The brokerage commissions paid to EVEREN for fiscal year 1998 amounted to the following percentages of the aggregate brokerage commissions and brokerage transactions paid by each Portfolio:





                                                                PERCENT OF AGGREGATE
                                      PERCENT OF AGGREGATE        DOLLAR AMOUNT OF
                                           COMMISSIONS         BROKERAGE TRANSACTIONS
                                     ----------------------   -----------------------
Growth Portfolio .................             0.79%                    0.71%
Capital Growth Portfolio .........             6.88%                    6.29%
Balanced Portfolio ...............            16.37%                    3.89%


                               HOW TO BUY SHARES


     Except under certain circumstances described in the Trust's or an individual Portfolio's prospectus, Class A shares of the Portfolios are sold at their net asset value plus an applicable sales charge on days the New York Stock Exchange is open for business. Class B shares of the Portfolios and Institutional Shares of the Portfolios are sold at their net asset value with no sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Class A, Class B, and Institutional Shares of the Portfolios is explained in the relevant Prospectus under the section entitled "How to Buy Shares."



                                 DISTRIBUTION


     Each of the Portfolios makes payments to Mentor Distributors, LLC in accordance with its respective Distribution Plan adopted in respect of Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

     During fiscal year 1998, the Portfolios paid the following 12b-1 fees in respect of Class B shares to Mentor Distributors as shown below:




          Growth Portfolio ........................    $3,638,580
          Capital Growth Portfolio ................     1,227,717
          Balanced Portfolio ......................        30,319
          Income and Growth Portfolio .............       986,604
          Global Portfolio ........................       734,020
          Quality Income Portfolio ................       467,042
          Municipal Income Portfolio ..............       257,381
          Short-Duration Income Portfolio .........       133,476
          High Income Portfolio ...................        68,461



     During fiscal year 1998, 12b-1 fees of $29,451 of the number above were waived in respect of Class B shares of the Balanced Portfolio.

CONTINGENT DEFERRED SALES CHARGES


     During fiscal year 1998, Mentor Distributors received the following contingent deferred sales charges with respect to Class B shares:




           Growth Portfolio ........................    $500,690
           Capital Growth Portfolio ................     132,159
           Income and Growth Portfolio .............     163,091
           Global Portfolio ........................     179,805
           Quality Income Portfolio ................     137,341
           Municipal Income Portfolio ..............      26,436
           Short-Duration Income Portfolio .........      90,668
           High Income Portfolio ...................      17,592



UNDERWRITING COMMISSIONS


     The following table shows the approximate amount of underwriting commissions retained by Mentor Distributors (and any predecessor) in respect of Class A and Class B shares for each Portfolio for the periods indicated:




                                             FISCAL YEAR     FISCAL YEAR     FISCAL YEAR
                                                 1998            1997           1996
                                            -------------   -------------   ------------
Growth Portfolio ........................      $231,016        $116,796         38,398
Capital Growth Portfolio ................       320,353          63,786        $10,477
Income and Growth Portfolio .............       169,108          59,230         15,762
Global Portfolio ........................       113,331          66,416         23,038
Quality Income Portfolio ................       104,891          37,516          9,062
Municipal Income Portfolio ..............        80,007          21,433          4,110
Short-Duration Income Portfolio .........         4,833             867            186
High Income Portfolio ...................        56,138              --             --


                          DETERMINING NET ASSET VALUE


     A Portfolio determines the net asset value per share of each class once each day the New York Exchange (the "Exchange") is open as of the close of regular trading on the Exchange. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas.


     Securities for which market quotations are readily available are valued at prices which, in the opinion of a Portfolio's investment adviser or sub-adviser, most nearly represent the market values of such securities. Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. Government securities are stated at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

     Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, or certain foreign securities. These investments are stated at fair value on the basis of valuations furnished by pricing services approved by the Trustees, which determine valuations for normal, institutional- size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by a Portfolio are restricted as to resale, the Portfolio's investment adviser or sub-adviser determines their fair values. The fair value of such securities is generally determined as the amount which a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     In the case of certain fixed-income securities, including certain less common mortgage-backed securities, market quotations are not readily available to the Portfolios on a daily basis, and pricing services may not provide price quotations. In such cases, the Portfolio's investment adviser or sub-adviser is typically able to obtain dealer quotations for each of the securities on at least a weekly basis. On any day when it is not practicable for the investment adviser or sub- adviser to obtain an actual dealer quotation for a security, the investment adviser or sub-adviser may reprice the securities based on changes in the value of a U.S. Treasury security of comparable duration. When the next dealer quotation is obtained, the investment adviser or sub-adviser compares the dealer quote against the price obtained by it using its U.S. Treasury-spread calculation, and makes any necessary adjustments to its calculation methodology. The investment adviser or sub-adviser attempts to obtain dealer quotes for each security at least weekly, and on any day when there has been an unusual occurrence affecting the securities which, in the investment adviser or sub-adviser's view, makes pricing the securities on the basis of U.S. Treasuries unlikely to provide a fair value of the securities.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a class of shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. Government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which net asset value is not calculated. A Portfolio calculates net asset value per share of each class, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the Exchange once on each day on which the Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events materially affecting the value of such securities occur between the time when their price is determined and the time when a classes' net asset value is calculated, such securities will be valued at fair value as determined in good faith by procedures approved as required by the Trustees.


                              REDEMPTIONS IN KIND


     Although each Portfolio intends to redeem Class A, Class B and Institutional Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from its investment portfolio. Redemptions in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner that the Trustees determine to be fair and equitable. The Trust has elected to be governed by Rule 18f-1 of the 1940 Act, under which a Portfolio is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective classes' net asset value during any 90-day period.



                                     TAXES

     Each Portfolio intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to shareholders. A Portfolio will not under present law be subject to any excise or income taxes in Massachusetts.


     In order to qualify as a "regulated investment company," a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of its total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Portfolio must in general distribute at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year.

     If a Portfolio failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, a Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.


     If a Portfolio fails to distribute in a calendar year substantially all of its taxable ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31, plus any retained amount from the prior year, the Portfolio will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by a Portfolio in January of a year generally is deemed to have been paid by the Portfolio on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Portfolio intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     Distributions from a Portfolio (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Portfolio's investment income and net short-term gains. Distributions of net capital gain (that is, the excess of net gains from capital assets held by the Portfolio for more than one year over net losses from capital assets held for not more than one year) that are designed as capital gain dividends will be taxable to shareholders as long-term capital gain, which is generally taxable to individuals at a 20% rate.

     Dividends and distributions on a Portfolio's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Portfolio's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Portfolio's net asset value also reflects unrealized losses.

     EXEMPT-INTEREST DIVIDENDS. A Portfolio will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Portfolio's taxable year, at least 50% of the total value of the Portfolio's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that a Portfolio properly designates as exempt-interest dividends are treated by shareholders as interest excludable from their gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If a Portfolio intends to be qualified to pay exempt-interest dividends, the Portfolio may be limited in its ability to enter into taxable transactions involving forward commitments, or repurchase agreements, financial futures, and options contracts on financial futures, tax-exempt bond indices, and other assets.


     Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Portfolio paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of a Portfolio's total distributions (not including distributions from net capital gain) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


     In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

     A Portfolio which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Portfolio's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Portfolio's income that was tax-exempt during the period covered by the distribution.


     HEDGING TRANSACTIONS. If a Portfolio engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Portfolio will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Portfolio.

     RETURN OF CAPITAL DISTRIBUTIONS. If a Portfolio makes a distribution to you in excess of its current and accumulated "earnings and profits" allocable to such distribution, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you or your shares.


     SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. A Portfolio's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold.


     FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. A Portfolio's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, and forward contacts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Certain of a Portfolio's transactions, if any, in foreign currencies or foreign currency-denominated instruments are likely to produce a difference between its book income and its taxable income. If a Portfolio's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as a dividend to the extent of the Portfolio's remaining earnings and profits (including earnings and profits arising from tax-exempt income), and thereafter as a return of capital or as gain from the sale or exchange of a capital asset, as the case may be. If a Portfolio's book income is less than its taxable income, the Portfolio could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

     FOREIGN TAX CREDIT. If more than 50% of a Portfolio's assets at year end consists of the stock or securities of foreign corporations, the Portfolio may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Portfolio to foreign countries in respect of foreign securities the Portfolio has held for at least the minimum period, if any, specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Portfolio may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

     PASSIVE FOREIGN INVESTMENT COMPANIES. Investment by a Portfolio in certain "passive foreign investment companies" ("PFICs") could subject the Portfolio to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Portfolio shareholders. However, the Portfolio in certain circumstances, may elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Portfolio will be required to include its share of the company's income and net capital gain in income annually, regardless of whether it receives any distribution from the company. The Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Portfolio's taxable year. Such gains and losses are treated as ordinary income and loss, as are gains on disposition of the stock and losses on disposition of the stock is to the extent of previous inclusions in income. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Portfolio to avoid taxation. Making either of these elections therefore may require a Portfolio to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Portfolio's total return.

     SALE OR REDEMPTION OF SHARES. The sale, exchange or redemption of Portfolio shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares held for more than one year will be taxed as long-term capital gain. Such gain is, in the case of an individual, generally taxed at a 20% rate. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Portfolio shares will be disallowed if other Portfolio shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Portfolio as an investment through such plans and the precise effect of an investment on their particular tax situation.


     BACKUP WITHHOLDING. A Portfolio generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions (including in redemption of Portfolio shares) paid to any individual shareholder who fails to furnish the Portfolio with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Portfolio that he or she is not subject to such withholding. Shareholders who fail to furnish their current TIN are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not wilful neglect. An individual's taxpayer identification number is his or her social security number.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends, distributions, and redemption proceeds also may be subject to state, local, foreign and other taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local or foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Portfolio, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).



                            INDEPENDENT ACCOUNTANTS

     KPMG Peat Marwick LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Trust's independent accountants, providing audit services, tax return review and other tax consulting services.


                                   CUSTODIAN

     Investors Fiduciary Trust Company, located at 127 West 10th Street, Kansas City, Missouri, is the custodian of each Portfolio, except that State Street Bank & Trust Company, P.O. Box 8602, Boston, Massachusetts serves as custodian to the Global Portfolio and as the foreign custodian to each of the other Portfolios in respect of foreign assets. A custodian's responsibilities include generally safeguarding and controlling a Portfolio's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Portfolio's investments.

                            PERFORMANCE INFORMATION

                      (SHOWN THROUGH SEPTEMBER 30, 1998)


     The table below shows the average annual total return of Class A shares and Class B shares for the one-, five- and ten-year periods (or for the life of a class if shorter)**:




                                                                           SINCE INCEPTION
              CLASS A SHARES                    1 YEAR        5 YEARS        OR 10 YEARS
------------------------------------------   ------------   -----------   ----------------
Growth Portfolio* ........................       -26.57%        N/A             11.47%
Capital Growth Portfolio .................         4.34%        15.75%          13.57%
Balanced Portfolio .......................       N/A            N/A             -5.78%
Income and Growth Portfolio ..............        -0.29%        12.62%          12.84%
Global Portfolio .........................       -10.44%        N/A              8.50%
Quality Income Portfolio .................         4.71%         5.31%           5.51%
Municipal Income Portfolio ...............         3.12%         4.53%           6.79%
Short-Duration Income Portfolio* .........         5.89%        N/A              5.94%
High Income Portfolio ....................       N/A            N/A            -11.19%




                                                                         SINCE INCEPTION
              CLASS B SHARES                    1 YEAR       5 YEARS       OR 10 YEARS
------------------------------------------   ------------   ---------   ----------------
Growth Portfolio* ........................       -25.53%       9.87%           8.19%
Capital Growth Portfolio .................         5.86%      16.17%          13.84%
Balanced Portfolio .......................         8.75%       N/A            17.69%
Income and Growth Portfolio ..............         1.22%      12.67%          14.70%
Global Portfolio .........................        -9.23%       N/A             8.89%
Quality Income Portfolio .................         5.46%       5.65%           7.14%
Municipal Income Portfolio ...............         3.70%       4.85%           6.90%
Short-Duration Income Portfolio* .........         2.68%       N/A             5.52%
High Income Portfolio ....................       N/A           N/A            -7.86%




                                                                     SINCE INCEPTION
              CLASS Y SHARES                  1 YEAR     5 YEARS       OR 10 YEARS
------------------------------------------   --------   ---------   ----------------
Growth Portfolio* ........................     N/A        N/A             -18.36%
Capital Growth Portfolio .................     N/A        N/A              10.56%
Balanced Portfolio* ......................     N/A        N/A               0.00%
Income and Growth Portfolio ..............     N/A        N/A               7.29%
Global Portfolio .........................     N/A        N/A               1.60%
Quality Income Portfolio .................     N/A        N/A               8.94%
Municipal Income Portfolio ...............     N/A        N/A               7.51%
Short-Duration Income Portfolio* .........     N/A        N/A               6.64%
High Income Portfolio ....................     N/A        N/A             N/A


----------

* Prior to May 30, 1995, the Balanced, Growth, and Short-Duration Income Portfolios only offered one class of shares. Total return information prior to this date is shown under the Class B share table. As a result, the annual total return information beyond the one-year period shown above for the Balanced, Growth, and

  Short-Duration Income Portfolios reflects various sales charges currently not applicable to the Portfolios. The Balanced, Growth, and Short-Duration Portfolios are the successors to Mentor Balanced Fund, Mentor Growth Fund, and Mentor Short-Duration Income Fund, respectively, each of which was previously a series of shares of beneficial interest of Mentor Series Trust. For fiscal 1994, none of these Funds bore a front-end sales charge, but each of them was subject to a maximum contingent deferred sales charge of 5%.


** No Institutional Shares were outstanding for these periods.

     Total return for the one-, five-, and ten-year periods for each class of shares of a Portfolio (or for the life of a class, if shorter) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in shares of that class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the particular class of a Portfolio during that period. Total return calculations assume deduction of a classes' maximum front-end or contingent deferred sales charge, if any, and reinvestment of all distributions at net asset value on their respective reinvestment dates.

     All data are based on past performance and do not predict future results.


YIELD AND TAX-EQUIVALENT YIELD


     The thirty-day yield for Class A shares and Class B shares of certain of the Portfolios for the period ending September 30, 1998, was as follows*:





                                                      CLASS A      CLASS B
                                                     ---------   ----------
        Quality Income Portfolio .................    4.59%       4.32%
        Municipal Income Portfolio ...............    3.99%       3.69%
        Short-Duration Income Portfolio ..........    4.81%       4.57%
        High Income Portfolio ....................   10.37%      10.36%


     The tax-equivalent yield for the Municipal Income Portfolio for the thirty-day period ended September 30.


  Class A ...............   6.61%
  Class B ...............   6.11%

----------
* No Institutional Shares were outstanding for these periods.


     Yield for each class is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of dividends and interest earned by a class of shares of a Portfolio during the base period less expenses accrued for that period, and
(ii) dividing that amount by the product of (A) the average daily number of shares of the class outstanding during the base period and entitled to receive dividends and (B) the net asset value per share of the class on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by a Portfolio is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA's, based on costs). Dividends on equity securities are accrued daily at their stated dividend rates.

     To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in a Portfolio, the performance will be reduced for those shareholders paying those fees.


     The tax-equivalent yield for Class A shares of the Municipal Income Portfolio for the thirty-day period ending September 30, 1998, was 6.61%. The tax-equivalent yield for that Portfolio's Class B shares was 6.11% for the same period. The tax-equivalent yield for all classes of shares of the Municipal Income Portfolio is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Portfolio would have had to earn to equal its actual yield, assuming a 39.6% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% tax-exempt.


     The Municipal Income Portfolio may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Portfolio's investment portfolio generally remains free from federal regular income tax but may be subject to state and local taxes. (Some portion of the Portfolio's income may be subject to federal alternative minimum tax and state and local taxes.) Capital gains, if any, are subject to federal, state and local tax.

     At times, a Portfolio's investment adviser or sub-adviser may reduce its compensation or assume expenses of the Portfolio in order to reduce the Portfolio's expenses. Any such fee reduction or assumption of expenses would increase a classes' yield and total return during the period of the fee reduction or assumption of expenses.

     Total return may be presented for other periods or without giving effect to any contingent deferred sales charge. Any quotation of total return or yield not reflecting the front-end or contingent deferred sales charge would be reduced if such sales charges were reflected.


            EQUIVALENT YIELDS: TAX-EXEMPT VERSUS TAXABLE SECURITIES
                      FOR THE MUNICIPAL INCOME PORTFOLIO


     The table below shows the effect of the tax status of tax-exempt securities on the effective yield received by their individual holders under the federal income tax laws currently in effect for 1998. It gives the approximate yield a taxable security must earn at various income levels to produce after-tax yields equivalent to those of tax-exempt securities yielding from 2.0% to 10.0%.

                     MENTOR MUNICIPAL INCOME PORTFOLIO --
               FEDERAL TAXABLE EQUIVALENT YIELD TABLE-1998 RATES





                                                    EFFECTIVE
                          FEDERAL        FEDERAL     FEDERAL
          TAXPAYER        TAXABLE          TAX         TAX
  YEAR     STATUS         INCOME         BRACKET      RATE
-------- ---------- ------------------ ----------- ----------
  1998    MARRIED   $       0-42,350       15.00%     15.00%
                    $ 42,351-102,300       28.00%     28.00%
                    $102,301-124,500       31.00%     31.00%
                    $124,501-155,950       31.00%     31.93%
                    $155,951-278,450       36.00%     37.08%
                      OVER $278,450        39.60%     40.79%
  1998    SINGLE    $       0-25,350       15.00%     15.00%
                    $  25,351-61,400       28.00%     28.00%
                    $ 61,401-124,500       31.00%     31.00%
                    $124,501-128,500       31.00%     31.93%
                     128,101-278,450       36.00%     37.08%
                      OVER $278,450        39.60%     40.79%



                                                    TAX-FREE YIELD
         ----------------------------------------------------------------------------------------------------
            2.00%      3.00%      4.00%      5.00%      6.00%      7.00%      8.00%      9.00%       10.00%
         ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------- -----------
  YEAR
--------                                       TAXABLE EQUIVALENT YIELD
  1998       2.35%      3.53%      4.71%      5.88%      7.06%      8.24%      9.41%      10.59%      11.76%
             2.78%      4.17%      5.56%      6.94%      8.33%      9.72%     11.11%      12.50%      13.89%
             2.90%      4.35%      5.80%      7.25%      8.70%     10.14%     11.59%      13.04%      14.49%
             2.94%      4.41%      5.88%      7.35%      8.81%     10.28%     11.75%      13.22%      14.69%
             3.18%      4.77%      6.36%      7.95%      9.54%     11.13%     12.71%      14.30%      15.89%
             3.38%      5.07%      6.76%      8.44%     10.13%     11.82%     13.51%      15.20%      16.89%
  1998       2.35%      3.53%      4.71%      5.88%      7.06%      8.24%      9.41%      10.59%      11.76%
             2.78%      4.17%      5.56%      6.94%      8.33%      9.72%     11.11%      12.50%      13.89%
             2.90%      4.35%      5.80%      7.25%      8.70%     10.14%     11.59%      13.04%      14.49%
             2.94%      4.41%      5.88%      7.35%      8.81%     10.28%     11.75%      13.22%      14.69%
             3.18%      4.77%      6.36%      7.95%      9.54%     11.13%     12.71%      14.30%      15.89%
             3.38%      5.07%      6.76%      8.44%     10.13%     11.82%     13.51%      15.20%      16.89%



---------
Note:  This tables reflects the following:
 1 Taxable Income, as reflected in the above table, equals Federal adjusted gross income (AGI), less personal exemptions and itemized deductions. However, certain itemized deductions are reduced by the lesser of (i) three percent of the amount of the taxpayer's AGI over $124,500, or (ii) 80 percent of the amount of such itemized deductions otherwise allowable. The effect of the three percent phase out on all itemized deductions and not just those deductions subject to the phase out is reflected above in the combined Federal and state tax rates through the use of higher effective Federal tax rates. In addition, the effect of the 80 percent cap on overall percent cap on overall itemized deductions is not reflected on this tables. Federal income tax rules also provide that personal exemptions are phased out at a rate of two percent for each $2,500 (or fraction thereof) of AGI in excess of $186,800 for married taxpayers filing a joint tax return and $124,500 for single taxpayers. The effect of the phase out of personal exemmptions is not reflected in the above table.

 2 The effect of state income taxes are not considered in the above table. Such consideration would increase the taxable equivalent yield to the extent that the municipal obligations are issued by the taxpayer's state o f residence.

 3 Interest earned on municipal obligations may be subject to the federal alternative minimum tax. This provision is not incorporated into the table.

 4 The taxable equivalent yield table does not incorporate the effect of graduated rate structures in determinig yields. Instead, the tax rates used are the highest marginal tax rates applicable to the income levcels indicated within each bracket.

 5 Interest earned on all municipal obligations may cause certain investors to be subject to tax on a portion of their Social Security an/dor railroad retirement benefits. The effect of this provision is not included in the above table.

                    MEMBERS OF INVESTMENT MANAGEMENT TEAMS


     The following persons are investment personnel of the Portfolio's investment advisers, as indicated.


MENTOR INVESTMENT ADVISORS, LLC
LARGE CAPITALIZATION QUALITY EQUITY GROWTH


JOHN G. DAVENPORT, CFA -- MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER
Mr. Davenport has 12 years of investment management experience. He joined the firm after leading equity research at the investment management firm of Lowe, Brockenbrough, & Tattersall, Inc. Mr. Davenport graduated from the University of Richmond and has an MBA from the University of Virginia.

RICHARD H. SKEPPSTROM II -- SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Skeppstrom has 7 years of investment management experience. Before joining the firm he was a global portfolio analyst for Saudi International Bank Portfolio Advisors. Mr. Skeppstrom began his career as a pension and benefit analyst at Johnson & Higgins of Virginia. He has earned both an undergraduate degree and an MBA from the University of Virginia.


CHRISTOPHER W. RUSBULDT, CFA -- VICE PRESIDENT, PORTFOLIO MANAGER

Mr. Rusbuldt joined the firm in 1995 and has 7 years' investment experience. Previously, he was an equity research analyst for Wheat First Butcher Singer. He began his career as a banker in the corporate group at NationsBank. Mr. Rusbuldt is a graduate of the University of Virginia.


RICHARD L. RICE -- VICE PRESIDENT, PORTFOLIO MANAGER

Mr. Rice has 22 years' experience in the securities industry. Before joining Mentor, he was a partner in Parata Analytics Research. Prior responsibilities include research for Signet Asset Management, senior research analyst for Capitoline Investment Services, and positions in research at Atlanta Corporation and Southwest Banking, Inc. Mr. Rice is a graduate of the University of Florida and has completed graduate work at Georgia State University.

STEVEN A. CERTO -- VICE PRESIDENT, PORTFOLIO MANAGER

Mr. Certo joined the firm in 1997, from the equity research department of Wheat First Butcher Singer where he was a research analyst following the software industry. Mr. Certo served five years as an intelligence officer in the US Navy. His professional background also includes a year as an investment representative for Edward Jones and Co. He is a graduate of Iona College and is a level III candidate in the CFA program.

ACTIVE FIXED-INCOME


P. MICHAEL JONES, CFA -- MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER
Mr. Jones has 12 years of investment management experience. He is the manager of Mentor Short-Duration Income Portfolio and Mentor Quality Income Portfolio, as well as Mentor Income Fund, a $120 million closed-end bond fund. Mr. Jones is responsible for the design and implementation of the fixed-income group's proprietary analytical system. He has worked as an investment manager at Ryland Capital Management, Alliance Capital Management, and Central Fidelity Bank. Mr. Jones earned an undergraduate degree from the College of William and Mary, and an MBA from the Wharton School of the University of Pennsylvania.

DENNIS F. CLARY, CFA -- SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Clary joined Mentor in 1998 and has over 20 years of investment management experience. Prior to joining

Mentor's Fixed Income Team, he worked for three years as a Vice President and Senior Portfolio Manager for First America Investment Corporation. He previously was employed for four years as a Vice President and Portfolio Manager at CSI Asset Management, Inc. and prior to that for four years in a similar role by Investment & Capital Management Corporation. Mr. Clary received his BA and MBA degrees from Ohio State University.

TIMOTHY ANDERSON, CFA -- SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Anderson has 8 years of investment management experience. He joined Mentor in June, 1998. Prior to joining Mentor's Fixed-Income Team, he worked for two years as a Senior Fixed Income Analyst at Investment Advisors, Inc. Previous to that he was employed for five years as a Senior Investment Analyst at St. Paul Fire & Marine Insurance Company and for two years as an Analyst for Duff & Phelps Credit Rating Company. He received a BS degree from DePaul University and an MBA degree from the University of Chicago.

TODD C. KUIMJIAN -- PORTFOLIO MANAGER
Mr. Kuimjian has 4 years of investment management experience. He joined the Fixed-Income Team in January, 1997, initially as a Research Analyst and later as a Portfolio Manager. Prior to joining the Fixed-Income Team, Mr. Kuimjian served Mentor as an investment accountant/systems analyst and later as a senior investment administrator within Mentor's investment services group. Mr. Kuimjian is a Certified Public Accountant and received his BS degree from Virginia Polytechnic Institute.

SMALL CAPITALIZATION EQUITY GROWTH

THEODORE W. PRICE, CFA -- MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER
Mr. Price has 30 years of investment management experience. Prior to establishing the small/mid cap. management style, Mr. Price served for 10 years as vice chairman and portfolio manager of the investment management subsidiary of Wheat First Butcher Singer. In 1985, he established the equity retail mutual fund, Mentor Growth Portfolio, which today represents nearly $600 million in assets. He is a member of the Richmond Society of Financial Analysts. Mr. Price earned both BA and MBA degrees from the University of Virginia.

LINDA A. ZIGLAR, CFA -- MANAGING DIRECTOR, PORTFOLIO MANAGER
Ms. Ziglar has 19 years investment management experience. Ms. Ziglar joined the firm in 1991 after serving seven years as vice president of Federal Investment Counseling and Federated Research Corporation in Pittsburgh. While at Federated, Ms. Ziglar shared responsibility for the management of more than $300 million in mutual fund and separate account assets. She is a member of the Richmond Society of Financial Analysts, the Financial Analysts Federation, and a former officer of the Pittsburgh Society of Financial Analysts. Ms. Ziglar is a summa cum laude, Phi Beta Kappa graduate of Randolph-Macon Woman's College. She earned an MBA from the University of Pittsburgh.

JEFFREY S. DRUMMOND, CFA -- SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Drummond joined the firm in 1993 after five years in investment strategy at Wheat First Butcher Singer. While working with Wheat's chief investment strategist, he shared responsibility for the management of the Strategic Sectors Portfolio. He is a member of the Richmond Society of Financial Analysts. Mr. Drummond graduated cum laude from the University of Richmond.

CASH MANAGEMENT

R. PRESTON NUTTALL, CFA -- MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER
Mr. Nuttall has more than 30 years of investment management experience. Prior to Mentor Advisors, he led short-term fixed-income management for fifteen years at Capitoline Investment Services, Inc. He has his undergraduate degree in economics from the University of Richmond and his graduate degree in finance from the Wharton School at the University of Pennsylvania.

HUBERT R. WHITE III -- SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
Mr. White has 12 years of investment management experience. Prior to joining Mentor Advisors, he served for five years as portfolio manager with Capitoline Investment Services. He has his undergraduate degree in business from the University of Richmond.

GREGORY S. KAPLAN -- ASSOCIATE VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Kaplan brings over 6 years of analytical and investment experience to Mentor. Prior to joining the firm, Mr. Kaplan served for four years as a credit specialist analyzing commercial credit for NationsBank. He began his career in the Investment Services division of Prudential Insurance. Mr. Kaplan is a graduate of Rutgers University and earned his MBS from the Pamplin College of Business at Virginia Polytechnic Institute and State University.

MENTOR PERPETUAL ADVISORS, LLC

MARTIN ARBIB -- CHAIRMAN, PERPETUAL PORTFOLIO MANAGEMENT
Mr. Arbib is chairman and founder of Perpetual, a partner in the Mentor Perpetual Advisors joint venture, where he currently leads investment management. A chartered Accountant, he has 22 years' investment management experience.

BOB YERBURY -- CHIEF INVESTMENT OFFICER
Mr. Yerbury has 24 years' investment management experience, with over 21 years' experience in North American stock markets, and has been part of the Perpetual team for 13 years. Before joining Perpetual, he was a portfolio manager with Equity & Law Assurance Company. Mr. Yerbury is a graduate of Cambridge University.

STEPHEN WHITTAKER -- UK TEAM LEADER
Mr. Whittaker joined Perpetual eight years ago and has 16 years' investment management experience. Prior to joining Perpetual, he was responsible for UK equity funds for the Save & Prosper Group. He began his fund management career with Rowe & Pitman after graduation from Manchester University.

MARGARET RODDAN -- EUROPE TEAM LEADER
Ms. Roddan has 11 years of investment management experience, three years with Perpetual. She joined Perpetual from Mercury Asset Management, where she shared responsibility for management of continental European equity holdings. She began her career with the National Provident Institution. Ms. Roddan is a graduate of the Investment Management Program at the London Business School. She studied finance at City University and is a graduate of Bristol University.


SCOTT MCGLASHAN -- FAR EAST TEAM LEADER
Mr. McGlashan has 19 years' management experience, 13 years specializing in the Far East, and 11 years' tenure at Perpetual. He is a graduate of Yale and Cambridge University.

KATHRYN LANGRIDGE -- SOUTHEAST ASIA TEAM LEADER
Ms. Langridge shares responsibility with Mr. McGlashan for Far East equity investments. Before joining Perpetual in 1990, she spent eight years in Hong Kong with the investment firm of Jardine Fleming. She specializes in equity investments in the non-Japanese stock markets of the Far East. Ms. Langridge is a graduate of Cambridge University.

IAN BRADY -- AMERICAN TEAM LEADER
Mr. Brady is head of the North American team at Perpetual. He has 12 years' investment management experience. Before joining Perpetual in 1997, he worked for Britannia Investment Management, Legal & General and Standard Life. He is a graduate of Aberdeen and Strathclyde Universities.



                            PERFORMANCE COMPARISONS

     The performance of a Portfolio depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the particular Portfolio is invested; changes in the expenses of a particular Portfolio and class of shares; and various other factors.

     The performance of each Portfolio fluctuates on a daily basis largely because net earnings and net asset value per share of each class fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return for each class of the Portfolios.

     Independent statistical agencies measure a Portfolio's investment performance and publish comparative information showing how a Portfolio, and other investment companies, performed in specified time periods. Agencies whose reports are commonly used for such comparisons are set forth below. From time to time, a Portfolio may distribute these comparisons to its shareholders or to potential investors. The agencies listed below measure performance based on their own criteria rather than on the standardized performance measures described in the preceding section.

     Lipper Analytical Services, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, a Portfolio will quote its Lipper ranking in advertising and sales literature.

     Morningstar, Inc. distributes mutual fund ratings twice a month. The ratings are divided into five groups: highest, above average, neutral, below average, and lowest. They represent a Portfolio's historical risk/reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Portfolio's 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the Portfolio. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

     Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year performance. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

     A Portfolio's shares also may be compared to the following indices:

     Dow Jones Industrial Average ("DJIA") is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by Dow Jones & Company, it is cited as a principal indicator of market conditions.

     Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated, in the Standard & Poor's figures.

     Consumer Price Index is generally considered to be a measure of inflation.


     CDA Mutual Fund Growth Index is a weighted performance average of other mutual funds with growth of capital objectives.

     Lipper Growth Fund Index is an average of the net asset-valuated total returns for the top 30 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

     Lehman Brothers Government/Corporate (total) Index is comprised of approximately 5,000 issues, which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.

     Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     Russell Growth 1000 (Russell 1000 Index) is a broadly diversified index consisting of approximately 1,000 common stocks of companies with market values between $20 million and $300 million that can be used to compare the total returns of funds whose portfolios are invested primarily in growth common stocks.

     Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Shearson Lehman Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index, and Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Federal Farm Credit Bank, Federal Land Bank, and the Bank for Cooperatives; foreign obligations; and U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum S&P rating of BBB, a minimum Moody's rating of Baa, or a minimum Fitch rating of BBB.

     Salomon Brothers Mortgage-Backed Securities Index-15 Years includes the average of all 15-year mortgage securities, which include Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Government National Mortgage Association (Ginnie Mae).

     Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market. Returns and attributes for the Index are calculated semi-monthly using approximately 29,000 municipal bonds, which are priced by Muller Data Corporation.

     From time to time, certain of the Portfolios that invest in foreign securities may advertise the performance of their classes of shares compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following: Morgan Stanley Capital International World Index, The Morgan Stanley Capital International EAFE (Europe, Australia, Far East) index, J.P. Morgan Global Traded Bond Index, Salomon Brothers World Government Bond Index, and the Standard & Poor's 500 Composite Stock Price Index (S&P 500). A Portfolio also may compare its performance to the performance of unmanaged stock and bond indices, including the total returns of foreign government bond markets in various countries. All index returns are translated into U.S. dollars. The total return calculation for these unmanaged indices may assume the reinvestment of dividends and any distributions, if applicable, may include withholding taxes, and generally do not reflect deductions for administrative and management costs.

     Investors may use such indices or reporting services in addition to the Trust or an individual Portfolio's prospectus to obtain a more complete view of a particular Portfolio's performance before investing. Of course, when comparing a Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing portfolios using reporting services, or total return and yield, investors should take into consideration any relevant differences in portfolios, such as permitted portfolio compositions and methods used to value portfolio securities and compute net asset value.

     Advertisements and other sales literature for a Portfolio may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in a Portfolio based on monthly reinvestment of dividends over a specified period of time.

     From time to time the Portfolios may advertise their performance, using charts, graphs, and descriptions, compared to federally insured bank products, including certificates of deposit and time deposits, and to monthly market funds using the Lipper Analytical Service money market instruments average.

     Advertisements may quote performance information which does not reflect the effect of the sales load.

     Independent publications may also evaluate a Portfolio's performance. Certain of those publications are listed below, at the request of Mentor Distributors, which bears full responsibility for their use and the descriptions appearing below. From time to time any or all of the Portfolios may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

     Business Week publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Funds are not categorized; they compete in a large universe of over 2,000 funds. The source for rankings is data generated by Morningstar, Inc.

     Investor's Business Daily publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

     Barron's periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Funds, Growth Funds, U.S. Government Funds, Equity Income Funds, Global Funds, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

     The Wall Street Journal publishes its Mutual Fund Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

     Fortune magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Funds are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3-year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

     Money magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

     Financial World publishes its monthly Independent Appraisals of Mutual Funds, a survey of approximately 1000 mutual funds. Funds are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United States. The funds receive a composite past performance rating, which weighs the intermediate- and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D- rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, Maryland.

     Forbes magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Funds performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

     Kiplinger's Personal Finance Magazine (formerly Changing Times), periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Funds are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Funds compete in categories of similar funds -- aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Funds are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

     U.S. News and World Report periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Funds compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5 and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

     The 100 Best Mutual Funds You Can Buy authored by Gordon K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria. First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income and expenses. The rankings follow a five-point system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."

                             SHAREHOLDER LIABILITY

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder held personally liable for the obligations of a Portfolio. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations.


                             FINANCIAL STATEMENTS

                              FINANCIAL STATEMENTS

MENTOR GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                           SHARES            MARKET VALUE
COMMON STOCKS - 84.17%
CAPITAL GOODS & CONSTRUCTION - 3.67%
Conrad Industries, Inc. *                  225,700         $ 1,495,262
Denali, Inc. *                             180,950           2,442,825
Motivepower Industries, Inc. *             282,500           6,603,437
Pentacon, Inc. *                           159,500           1,016,813
Rental Service Corporation *               237,900           4,282,200
Waste Industries, Inc. *                    95,750           1,986,812
                                                           -----------
                                                            17,827,349
                                                           -----------
CONSUMER CYCLICAL - 14.81%
Cadmus Communications
   Corporation                             192,900           3,761,550
Central Garden & Pet
   Company *                               237,200           4,388,200
Chancellor Media
   Corporation *                           110,950           3,702,956
Chattem, Inc.                              121,100           3,307,544
Clear Channel
   Communications                          113,712           5,401,320
Dollar General Corporation                 105,116           2,798,720
Dollar Tree Stores, Inc. *                 136,575           4,276,505
Fairfield Communities, Inc. *              239,450           2,394,500
Family Dollar Stores                       348,900           5,495,175
Galey & Lord, Inc. *                       171,700           2,049,669
Keystone Automotive
   Industries, Inc. *                      303,300           5,990,175
Lamar Advertising Company *                111,300           3,116,400
Mail Well Holdings, Inc. *                  76,300             653,319
Media Arts Group, Inc. *                   190,300           1,736,487
Metro Networks, Inc. *                      75,600           2,768,850
Outdoor Systems, Inc. *                    469,589           9,156,986
Papa John's
   International, Inc. *                   112,500           3,712,500
SCP Pool Corporation *                     253,075           3,289,975
Suburban Lodges of America *               195,150           1,305,066
Travel Services
   International, Inc. *                   198,250           2,688,766
                                                           -----------
                                                            71,994,663
                                                           -----------
CONSUMER STAPLES - 5.70%
Celestial Seasonings, Inc. *               154,800           2,341,350
Natrol, Inc. *                             171,900           1,525,612
Omega Protein Corporation *                158,000             878,875
Rexall Sundown, Inc. *                     196,700           3,036,556
Richfood Holdings, Inc.                    274,725           4,223,897
Twinlab Corporation *                      117,000           2,998,125
US Foodservice *                           151,100           6,289,537
Wild Oats Markets, Inc. *                  112,300           3,046,137
Whole Foods Market, Inc. *                  80,050           3,372,106
                                                           -----------
                                                            27,712,195
                                                           -----------


                                           SHARES            MARKET VALUE
COMMON STOCKS (CONTINUED)
ENERGY - 2.14%
Core Laboratories N.V. *                   340,500         $ 5,873,625
Global Industries, Limited *               265,850           3,073,891
Unifab International, Inc. *               140,000           1,470,000
                                                           -----------
                                                            10,417,516
                                                           -----------
FINANCIAL - 7.28%
Concord EFS, Inc. *                        351,316           9,068,344
Hibernia Corporation -
   Class A                                 196,000           2,829,750
Markel Corporation *                        66,360          10,119,900
National Commerce
   Bancorporation                          424,834           7,009,761
NOVA Corporation *                         208,423           6,395,965
                                                           -----------
                                                            35,423,720
                                                           -----------
HEALTH - 19.18%
American Dental
   Partners, Inc. *                         68,600             591,675
Assisted Living
   Concepts, Inc. *                        132,600           1,881,262
Brookdale Living
   Communities *                           213,800           4,489,800
Curative Health
   Services, Inc. *                        185,450           5,679,406
Express Scripts, Inc. -
   Class A *                                77,300           6,357,925
Health Management
   Associates, Inc. *                      310,061           5,658,613
Henry Schein, Inc. *                       120,250           4,178,687
Mecon, Inc. *                              184,600           1,384,500
Medquist, Inc. *                           217,050           6,864,206
Molecular Devices
   Corporation *                           232,000           3,973,000
Monarch Dental
   Corporation *                           113,000           1,490,187
NCS Healthcare, Inc. -
   Class A *                               131,350           2,315,044
Omnicare, Inc.                             140,660           4,958,265
Osteotech, Inc. *                          190,450           5,046,925
Pharmaceutical Product
   Development *                           117,450           3,288,600
Priority Healthcare
   Corporation - Class B *                 120,700           2,761,013
Province Healthcare
   Company *                               222,700           7,585,719
QuadraMed Corporation *                    201,400           4,053,175
Serologicals Corporation *                 376,050           9,448,256
Sunrise Assisted Living, Inc. *            175,200           6,011,550
United Payors &
   Providers, Inc. *                       171,450           3,343,275
Wesley Jessen Visioncare, Inc. *            90,000           1,912,500
                                                           -----------
                                                            93,273,583
                                                           -----------

MENTOR GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------


                                    SHARES      MARKET VALUE
COMMON STOCKS (CONTINUED)
TECHNOLOGY - 18.23%
ADE Corporation *                  246,400     $2,402,400
Applied Micro Circuits *           135,100      2,009,612
Aspect Development, Inc. *          54,050      2,128,219
ATMI, Inc. *                       147,950      2,052,806
Benchmark Electronics, Inc. *      289,440      6,602,850
Billing Concepts
   Corporation *                   214,350      3,000,900
Black Box Corporation *            111,350      2,700,237
C&D Technologies, Inc.             150,600      3,595,575
Carrier Access Corporation *        30,100        538,037
Cerprobe Corporation               278,800      3,066,800
CSG Systems
   International, Inc. *           119,600      5,292,300
Cumulus Media - Class A *          220,550      1,791,969
E.spire Communications, Inc. *     196,600      1,769,400
FORE Systems, Inc. *               196,400      3,265,150
Genesis Microchip, Inc. *           25,000        235,937
ICG Communications *               167,500      2,826,562
ITC DeltaCom *                     209,100      4,338,825
Medialink Worldwide, Inc. *        180,000      3,015,000
Network Appliance, Inc. *           37,100      1,878,187
Optek Technology, Inc. *           222,900      3,956,475
Parlex Corporation *               219,950      2,020,791
PCD, Inc. *                        216,200      2,702,500
Powerwave Technologies,
   Inc. *                          158,300      1,345,550
PRI Automation, Inc. *             238,800      2,985,000
RF Micro Devices, Inc. *           163,400      2,961,625
SCB Computer
   Technology, Inc. *              498,150      3,860,663
Segue Software, Inc. *             223,000      3,679,500
Sipex Corporation *                239,500      6,077,313
Speedfam International, Inc. *     236,700      2,544,525
World Access, Inc.                 197,750      4,004,438
                                               ----------
                                               88,649,146
                                               ----------
TRANSPORTATION - 6.05%
Atlantic Coast Airlines, Inc. *    222,750      5,206,781
Carey International, Inc. *        107,850      1,617,750
Coach USA, Inc. *                  180,350      4,452,391
Comair Holdings, Inc.              190,225      5,468,969
Covenant Transport, Inc. -
   Class A *                       217,700      2,476,338
Hunt (JB) Transportation
   Services, Inc.                   86,850      1,259,325
Mesaba Holdings, Inc.              379,775      5,506,738
M.S. Carriers, Inc. *               89,850      1,785,769
US Xpress Enterprises -
   Class A *                       135,650      1,661,713
                                               ----------
                                               29,435,774
                                               ----------


                                           SHARES OR
                                           PRINCIPAL
                                            AMOUNT       MARKET VALUE
COMMON STOCKS (CONTINUED)
MISCELLANEOUS - 7.11%
ABR Information
   Services, Inc. *                          130,500   $  1,786,219
AccuStaff, Inc. *                            145,635      2,120,810
AHL Services, Inc. *                         261,050      8,549,388
Butler International, Inc. *                 150,600      3,002,588
Gulf Island Fabrication, Inc. *              184,350      3,133,950
Kulicke & Soffa Industries,
   Inc.                                      186,400      2,493,100
Meta Group, Inc. *                            76,750      2,508,766
NFO Worldwide, Inc. *                        188,750      1,875,703
Rock of Ages Corporation *                   129,800      1,444,025
Romac International, Inc. *                  186,667      3,360,006
Select Appointments
   Holding ~                                 133,850      2,325,644
StaffMark, Inc. *                            106,850      1,950,013
                                                       ------------
                                                         34,550,212
                                                       ------------
TOTAL COMMON STOCKS
   (COST $392,590,559)                                  409,284,158
                                                       ------------
SHORT-TERM INVESTMENT - 14.75%
REPURCHASE AGREEMENT
Goldman Sachs & Company
   Dated 9/30/98, 5.60%, due
   10/01/98, collateralized by
   $72,638,658 Federal
   National Mortgage
   Association, 6.00%,
   8/01/13, market value
$    73,365,044 (cost
$     71,719,983)                        $71,719,983     71,719,983
                                                       ------------
TOTAL INVESTMENTS
   (COST $464,310,542)-98.92%                           481,004,141
OTHER ASSETS LESS LIABILITIES - 1.08%                     5,256,518
                                                       ------------
NET ASSETS - 100.00%                                   $486,260,659
                                                       ============

     *  Non-income producing.
     ~  American Depository Receipts.

MENTOR GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $476,835,969 and $493,255,955, respectively.



INCOME TAX INFORMATION
At September 30, 1998, the aggregated cost of investment securities for federal income tax purposes was $465,111,603. Net unrealized appreciation aggregated $15,892,538, of which $88,762,155, related to appreciated investment securities and $72,869,617, related to depreciated investment securities.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998

ASSETS
Investments, at market value (Note 2)
Investment securities                              $409,284,158
Repurchase agreements                                71,719,983
                                                   ------------
  Total investments
     (cost $464,310,542)                            481,004,141
Collateral for securities
  loaned (Note 2)                                   115,219,699
Receivables
  Investments sold                                    9,099,966
  Fund shares sold                                      958,924
  Dividends and interest                                 60,844
Other                                                    74,079
                                                   ------------
  TOTAL ASSETS                                      606,417,653
                                                   ------------
LIABILITIES
Payables
  Investments purchased          $ 1,944,829
  Securities loaned (Note 2)     115,219,699
  Fund shares redeemed             2,791,991
Accrued expenses and other
  liabilities                        200,475
                                 -----------
  TOTAL LIABILITIES                                 120,156,994
                                                   ------------
NET ASSETS                                         $486,260,659
                                                   ============
Net Assets represented by: (Note 2)
  Additional paid-in capital                       $451,922,136
  Accumulated undistributed
     net investment income                                    -
  Accumulated net realized
     gain on investment
     transactions                                    17,644,924
  Net unrealized appreciation
     of investments                                  16,693,599
                                                   ------------
NET ASSETS                                         $486,260,659
                                                   ============
NET ASSET VALUE PER SHARE
Class A Shares                                     $      14.60
Class B Shares                                     $      14.18
Class Y Shares                                     $      14.63
OFFERING PRICE PER SHARE
Class A Shares                                     $      15.49 (a)
Class B Shares                                     $      14.18
Class Y Shares                                     $      14.63
SHARES OUTSTANDING
Class A Shares                                        5,323,225
Class B Shares                                       27,027,617
Class Y Shares                                        1,732,865

(a) Computation of offering price: 100/94.25 of net asset value.


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME
Dividends                                             $     524,466
Interest                                                  3,725,963
                                                      -------------
  TOTAL INVESTMENT
     INCOME (NOTE 2)                                      4,250,429
EXPENSES
Management fee (Note 4)           $  4,204,377
Distribution fee (Note 5)            3,638,580
Shareholder service fee
  (Note 5)                           1,489,460
Transfer agent fee                     800,563
Administration fee (Note 4)            600,625
Shareholder reports and
  postage expenses                     142,288
Registration expenses                  130,378
Custodian and accounting fees           84,516
Legal fees                              22,254
Directors' fees and expenses            17,864
Audit fees                              12,320
Organizational expenses                  8,526
Miscellaneous                           61,523
                                  ------------
 Total expenses                                          11,213,274
                                                      -------------
NET INVESTMENT LOSS                                      (6,962,845)
                                                      -------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Net realized gain on
  investments (Note 2)              37,565,972
Change in unrealized
  appreciation on investments     (173,567,460)
                                  ------------
NET LOSS ON INVESTMENTS                                (136,001,488)
                                                      -------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                           $(142,964,333)
                                                      =============

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED       YEAR ENDED
                                                                       9/30/98           9/30/97
NET INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment loss                                               $   (6,962,845)   $  (6,118,383)
 Net realized gain on investments                                      37,565,972       35,210,825
 Change in unrealized appreciation on investments                    (173,567,460)      90,598,141
                                                                   --------------    -------------
 Increase (decrease) in net assets resulting from operations         (142,964,333)     119,690,583
                                                                   --------------    -------------
Distributions to Shareholders
 From net realized gain on investments
  Class A                                                              (6,599,466)      (5,768,516)
  Class B                                                             (31,307,757)     (52,589,913)
  Class Y                                                                     (10)               -
                                                                   --------------    -------------
  Total distributions to shareholders                                 (37,907,233)     (58,358,429)
                                                                   --------------    -------------
Capital Share Transactions (Note 7)
 Proceeds from sale of shares                                         313,753,597      168,560,541
 Reinvested distributions                                              36,935,409       57,233,448
 Cost of shares redeemed                                             (294,819,420)     (87,713,664)
                                                                   --------------    -------------
 Change in net assets resulting from capital share transactions        55,869,586      138,080,325
                                                                   --------------    -------------
 Increase (decrease) in net assets                                   (125,001,980)     199,412,479
Net Assets
 Beginning of year                                                    611,262,639      411,850,160
                                                                   --------------    -------------
 End of year                                                       $  486,260,659    $ 611,262,639
                                                                   ==============    =============

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
CLASS A SHARES

                                                                 YEAR           YEAR            YEAR               PERIOD
                                                                ENDED           ENDED          ENDED               ENDED
                                                               9/30/98         9/30/97        9/30/96           9/30/95 (B)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $ 19.94        $  18.47       $   16.08           $   13.37
                                                              -------        ---------       --------           ---------
Income from investment operations
 Net investment loss                                            (0.12)          (0.17)          (0.10)              (0.01)
 Net realized and unrealized gain (loss) on investments         (4.03)           4.19            4.23                2.72
                                                              --------       ---------       --------          ----------
 Total from investment operations                               (4.15)           4.02            4.13                2.71
                                                              --------       ---------       --------          ----------
Less distributions
 From capital gains                                             (1.19)          (2.55)          (1.74)                  -
                                                              --------       ---------       --------          ----------
Net asset value, end of period                                $ 14.60        $  19.94       $   18.47           $   16.08
                                                              ========       =========       ========          ==========
TOTAL RETURN*                                                  (22.08%)         25.81%          29.15%              20.27%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                      $77,720        $105,033       $  40,272           $  20,368
Ratio of expenses to average net assets                          1.26%           1.28%           1.28%               1.36%(a)
Ratio of net investment loss to average net assets              (0.56%)         (0.67%)         (0.39%)             (0.65%)(a)
Portfolio turnover rate                                            88%             77%            105%                 70%
Average commission rate on portfolio transactions             $0.0658        $ 0.0651       $  0.0602

(a) Annualized.
(b) For the period from June 5, 1995 (initial offering of Class A Shares) to September 30, 1995.
*   Total return does not reflect sales commissions and is not annualized.



SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR GROWTH PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
CLASS B SHARES

                                                          YEAR         YEAR         YEAR        PERIOD        YEAR       YEAR
                                                         ENDED         ENDED        ENDED       ENDED        ENDED      ENDED
                                                        9/30/98       9/30/97      9/30/96   9/30/95 (B)    12/31/94   12/31/93
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                   $ 19.53      $ 18.29      $ 16.05     $  12.15        $ 13.78    $ 12.81
                                                       --------     ---------    ---------   --------        -------    -------
Income from investment operations
 Net investment loss                                     (0.23)       (0.22)       (0.17)       (0.13)         (0.15)     (0.08)
 Net realized and unrealized gain (loss) on
  investments                                            (3.93)        4.01         4.15         4.03          (0.47)      2.07
                                                       --------     ---------    ---------   ---------       -------    -------
 Total from investment operations                        (4.16)        3.79         3.98         3.90          (0.62)      1.99
                                                       --------     ---------    ---------   ---------       -------    -------
Less distributions
 From capital gains                                      (1.19)       (2.55)       (1.74)          --          (1.01)     (1.02)
                                                       --------     ---------    ---------   ---------       -------    -------
Net asset value, end of period                       $   14.18     $  19.53     $  18.29     $  16.05        $ 12.15    $ 13.78
                                                       ========     =========    =========   =========       =======    =======
TOTAL RETURN*                                           (22.62%)      24.66%       28.18%       32.10%         (4.48%)    15.60%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)             $ 383,188     $506,230     $371,578     $ 246,326      $190,126   $186,978
Ratio of expenses to average net assets                   2.01%        2.03%        2.03%         2.08% (a)     2.01%      2.02%
Ratio of net investment loss to average net assets       (1.30%)      (1.42%)      (1.13%)       (1.20%)(a)    (1.20%)    (1.12%)
Portfolio turnover rate                                     88%          77%         105%           70%           77%        64%
Average commission rate on portfolio transactions    $  0.0658     $ 0.0651     $ 0.0602

CLASS Y SHARES

                                                          PERIOD ENDED
                                                           9/30/98 (C)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $   18.12
                                                         ---------
Income from investment operations
 Net investment loss                                         (0.02)
 Net realized and unrealized loss on investments             (3.28)
                                                         -----------
 Total from investment operations                            (3.30)
                                                         -----------
Less distributions
 From capital gains                                          (0.19)
                                                         -----------
Net asset value, end of period                           $   14.63
                                                         ===========
TOTAL RETURN*                                               (18.36%)
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                 $  25,353
Ratio of expenses to average net assets                       1.01%(a)
Ratio of net investment loss to average net assets           (0.04%)(a)
Portfolio turnover rate                                         88%
Average commission rate on portfolio transactions        $  0.0658

(a) Annualized.
(b) For the period from January 1, 1995 to September 30, 1995.
(c) For the period from November 19, 1997 (initial offering of Class Y shares) to September 30, 1998.
*   Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                            SHARES             MARKET VALUE
COMMON STOCKS - 88.49%
ARGENTINA - 0.10%
Perez Company SA~                        4,437               $   36,609
Telecom Argentina SA~                    2,100                   62,344
Telefonica de Argentina SA~              2,020                   59,464
                                                             ----------
                                                                158,417
                                                             ----------
AUSTRIA - 0.34%
Bank Austria AG                         14,000                  535,988
                                                             ----------
BELGIUM - 1.18%
Cofinimmo                                7,576                  920,068
Fortis AG                                1,550                  382,327
G.I.B. Group SA                         11,200                  557,400
                                                             ----------
                                                              1,859,795
                                                             ----------
BRAZIL - 0.33%
Cemig CIA Energetic~ (a)                 1,700                   37,593
CIA Brasil Petro Ipiranga            4,900,000                   31,374
Companhia Cervejaria
   Brahma~                               3,500                   27,344
Companhia Vale do Rio Doce~              2,450                   35,140
Compania Paulista de Forca e
   Luz                                 370,000                   30,589
Electrobras - Centrais Eletricas
   Brasileiras SA                        2,930                   32,507
Electropaulo Metropolitana -
   Electricidade de Sao Paulo SA       690,000                   35,443
Pao de Acucar#                       2,630,000                   34,611
Petroleo Brasileiro SA~                  2,520                   25,833
Telecomonicacoes
   Brasileiras SA~                       2,030                  142,988
Telecomunicacoes de Sao
   Paulo SA                            240,000                   34,824
Telecomunicacoes de
   Minas Gerais                      1,130,000                   40,037
Telerj Celular SA*                     240,000                   10,326
                                                             ----------
                                                                518,609
                                                             ----------
CHILE - 0.09%
Chilectra SA~                            3,450                   56,411
Embotelladora Andina SA~*                1,200                   16,500
Enersis SA~                              1,500                   30,563
Telecomunicaciones de Chile~             1,700                   32,513
                                                             ----------
                                                                135,987
                                                             ----------
CHINA - 0.25%
Heilongjiang Electric Power
   Company                             180,000                   66,600
Huaneng Power International,
   Inc. - Class A~*                     15,000                  153,750
Yanzhou Coal Mining
   Company                           1,000,000                  174,216
                                                             ----------
                                                                394,566
                                                             ----------


                                            SHARES             MARKET VALUE
COMMON STOCKS (CONTINUED)
FINLAND - 1.49%
Huhtamaki                                7,472               $  230,812
Metra Oyj - Class B                     38,220                  744,472
Nokia Oyj - Class A                     17,410                1,383,894
                                                             ----------
                                                              2,359,178
                                                             ----------
FRANCE - 7.04%
Accor SA                                 5,000                1,049,463
Atos SA                                  5,230                  931,443
Axa                                     10,940                1,002,522
Casino Guichard Perrachn                 7,350                  741,814
Compagnie de Saint - Gobain              3,250                  431,352
Colas                                    1,730                  329,121
Comptoirs Modernes                       1,320                  825,280
Elf Aquitaine SA                        10,400                1,283,721
Entrelec                                12,000                  531,609
Genset SA~*                             30,000                  772,500
ISIS                                     5,460                  370,626
SEB SA                                   1,270                   98,821
Serp Recyclage                           3,039                  295,317
Societe Generale D'Enterprises          12,610                  471,909
Total SA - Class B                       8,450                1,065,664
Vivendi                                  4,760                  948,922
                                                             ----------
                                                             11,150,084
                                                             ----------
GERMANY - 5.41%
Allianz AG                               3,785                1,172,150
Ava Allg Handels Der Verbrau             3,400                1,384,887
Porsche AG                                 805                1,408,009
Prosieben Media AG                      12,650                  697,116
Sauer, Inc.                             34,050                  270,272
Siemens AG                              13,850                  757,438
Veba AG                                 35,920                1,864,742
Viag AG                                  1,550                1,014,331
                                                             ----------
                                                              8,568,945
                                                             ----------
GREAT BRITAIN - 10.50%
Abbey National PLC                      31,250                  538,886
Allied Zurich PLC*                      28,500                  291,247
Arcadia Group                           55,700                  228,062
Arriva PLC                              35,000                  223,582
Asda Group                             108,000                  313,762
BAA PLC                                 32,250                  327,925
Barclays PLC                            26,000                  422,733
Bass PLC                                23,571                  285,127
BAT Industries PLC                      32,500                  244,054
Britannic Assurance PLC                 15,000                  322,885
British Aerospace PLC                   81,000                  488,189
British Airways PLC                     34,500                  213,208
British Biotech PLC*                   150,000                   89,832

MENTOR PERPETUAL GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                          SHARES             MARKET VALUE
COMMON STOCKS (CONTINUED)
GREAT BRITAIN (CONTINUED)
British Petroleum
   Company PLC                             24,000          $  366,565
Burmah Castrol PLC                         25,000             353,806
Celltech PLC*                              25,000             112,555
Centrica PLC*                             149,500             288,282
Debenhams PLC                              40,000             226,640
Dixons Group                               16,000             163,507
Emap PLC                                   25,000             397,554
Enterprise Oil PLC                         75,000             506,499
Glaxo Wellcome PLC                         31,000             912,727
Granada Group PLC                          36,000             470,032
Great Universal Stores PLC                 22,000             245,379
Greenalls Group PLC                        40,000             197,078
House of Fraser                            50,000              70,506
Iceland Group PLC                          31,250             101,169
III Group PLC                              30,000             257,136
Imperial Chemical
   Industries PLC                          30,000             236,239
Inchcape PLC                               90,000             177,370
Lloyds TSB Group PLC                       54,000             603,212
Medeva PLC                                 80,000             125,043
Meggitt PLC                                50,000             113,830
National Westminster Bank                  28,250             377,963
Northern Foods PLC                         73,400             223,218
PowerGen PLC                               44,000             653,348
Prudential Corporation PLC                 33,000             479,639
Rank Group PLC                             61,750             251,784
Reckitt & Colman PLC                       13,300             198,506
Reuters Group PLC                          32,000             268,298
Rolls-Royce PLC                           138,000             478,875
Sainsbury (J.) PLC                         51,000             489,119
Scotia Holdings *                          30,000              50,968
Signet Group                              312,500             136,712
Smith (H.W.) Group PLC                     33,750             280,104
SmithKline Beecham PLC                     47,000             518,630
Spirax-Sarco Engineering PLC               30,000             221,203
Stakis PLC                                260,000             375,468
Standard Chartered                         51,500             366,389
Tate & Lyle PLC                            35,282             195,412
Tesco PLC                                 112,400             332,274
Trinity PLC                                35,000             241,421
United Assurance Group PLC                 23,000             229,180
United News & Media PLC                    35,000             331,210
                                                           ----------
                                                           16,614,342
                                                           ----------
GREECE - 0.00%
Heilenic Telecommunication
   organization SA                            122               2,926
                                                           ----------


                                          SHARES             MARKET VALUE
COMMON STOCKS (CONTINUED)
HONG KONG - 1.84%
Cheung Kong                                20,000          $   92,657
China Foods Holdings,
   Limited *                              575,000             143,954
China Telecom *                            40,000              62,976
Citic Pacific, Limited                     70,000             122,855
Elec & Eltek International
   Company, Limited                       735,000             132,791
First Tractor Company                     305,000              78,720
GZI Transport, Limited -
   Warrants                                60,000                  77
GZI Transport, Limited                    484,000             101,185
HKR International, Limited                840,000             260,163
Hong Kong Electric                         35,000             120,370
Hong Kong & China Gas                     100,000             122,596
HSBC Holdings PLC                          33,454             613,683
Hung Hing Printing Group                  238,000              79,088
Hutchison Whampoa, Limited                 48,000             252,729
National Mutual Asia, Limited             280,000             136,405
New World Development                     130,951             175,750
Road King Infrastructure,
   Limited                                464,544             254,783
Swire Pacific,
   Limited - Class A                       50,000             157,440
                                                           ----------
                                                            2,908,222
                                                           ----------
INDIA - 0.34%
BSES, Limited #*                            8,000             103,000
Hindalco Industries, Limited #              5,000              54,500
Indian Opportunity Fund,
   Limited*                                11,000              93,390
Mahanagar Telephone Nigam,
   Limited #*                               2,000              22,700
Tata Electric #                             1,500             262,500
                                                           ----------
                                                              536,090
                                                           ----------
INDONESIA - 0.06%
Bat Indonesia                              36,000              50,131
Gudang Garam                               80,000              42,804
                                                           ----------
                                                               92,935
                                                           ----------
IRELAND - 2.05%
Bank of Ireland                            72,465           1,289,008
CRH PLC                                    80,000           1,007,138
Elan Corporation PLC~ *                    13,250             954,828
                                                           ----------
                                                            3,250,974
                                                           ----------
ITALY - 4.77%
Assicurazioni Generali                     15,020             488,729
ENI SPA                                   192,000           1,177,350
Finmeccanica SPA                          192,030             159,526
Grupo Editoriale L'Espresso               174,000           1,370,618
Ina SPA                                   185,000             470,809

MENTOR PERPETUAL GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                        SHARES             MARKET VALUE
COMMON STOCKS (CONTINUED)
ITALY (CONTINUED)
Istituto Mobiliare Italiano              76,000          $1,003,908
Rinascente SPA                           90,850             797,108
Telecom Italia Mobile                   105,500             614,966
Telecom Italia SPA                      185,000           1,275,108
Telecom Moblit                           61,000             196,267
                                                         ----------
                                                          7,554,389
                                                         ----------
JAPAN - 8.87%
Asahi Glass Company, Limited            275,000           1,327,239
Daiwa House Industry
   Company, Limited                     170,000           1,541,499
Kirin Brewery Company,
   Limited                              160,000           1,277,660
Kokusai Securities Company,
   Limited                              200,000           1,396,709
Mitsui Chemicals, Inc.                  500,000           1,429,616
Nippon Steel Corporation                880,000           1,261,280
Sony Music Entertainment,
   Inc.                                  40,000           1,310,420
Sumitomo Warehouse                      360,000           1,376,819
Tokyo Electric Power
   Company                               75,000           1,431,444
Tokio Marine & Fire
   Insurance                            190,000           1,695,064
                                                         ----------
                                                         14,047,750
                                                         ----------
KOREA - 0.08%
Atlantis Korean Smaller
   Companies *                           20,000             100,200
CITC Seoul Excel *                            2               3,700
LG Electronics #                          6,400               8,000
Samsung Electronics # (a)                   475               7,030
                                                         ----------
                                                            118,930
                                                         ----------
MALAYSIA - 0.08%
Boustead Holdings Berhad (c)             84,000              46,802
IOI Corporation (c)                     100,000              37,319
Nanyang Press Berhad (c)                 60,000              48,568
                                                         ----------
                                                            132,689
                                                         ----------
MEXICO - 0.31%
Cemex SA~*                                5,600              27,368
Cifra SA                                 34,500              41,982
Coca-Cola Femsa SA~                       2,900              35,344
Corporacion Geo SA*                       9,600              17,881
DESC SA~                                  2,002              27,528
Empresas La Moderna SA~                   1,800              43,030
Grupo Carso SA~                           7,800              46,539
Grupo Televisa #*                         1,400              26,928
Kimberly-Clark de Mexico SA~              2,680              35,845
Panamerican
   Beverages - Class A *                  2,000              35,625


                                        SHARES             MARKET VALUE
COMMON STOCKS (CONTINUED)
MEXICO (CONTINUED)
Telefonos de Mexico SA                    3,500          $  154,875
                                                         ----------
                                                            492,945
                                                         ----------
NETHERLANDS - 1.14%
Baan Company NV *                        23,000             595,117
Royal Dutch Petroleum                    12,748             633,285
Vendex International NV                  15,325             569,960
Vendex International NV -
   Coupon                                15,325               2,036
                                                         ----------
                                                          1,800,398
                                                         ----------
PERU - 0.01%
Telefonica del Peru SA~                   2,500              30,625
                                                         ----------
PHILIPPINES - 0.13%
Benpres Holdings #*                      68,000             187,000
Benpres Holdings - Rights                27,200              27,336
                                                         ----------
                                                            214,336
                                                         ----------
PORTUGAL - 1.38%
BPI SGPS SA                              28,060             773,990
Cimpor Cimentos de Portugal              15,000             418,391
Elec de Portugal                         29,600             681,196
Jeronimo Martins                          9,050             306,623
                                                         ----------
                                                          2,180,200
                                                         ----------
SINGAPORE - 0.72%
City Developments, Limited               30,000              65,700
GP Batteries International,
   Limited                              190,000             245,161
Marco Polo Developments,
   Limited                              120,000              62,504
Overseas Chinese Bank *                  80,287             201,490
Overseas Union Bank, Limited             80,000             114,117
Singapore Airlines, Limited              20,000             109,500
Singapore Press Holdings                 10,000              82,865
United Overseas Bank                     87,000             253,353
                                                         ----------
                                                          1,134,690
                                                         ----------
SPAIN - 6.22%
Acciona SA                                5,000           1,252,952
Argentaria Corp Bancaria de
   Espana SA                             45,143             898,946
Baron de Ley*                            30,000           1,015,050
Centros Comerciales
   Continente, SA                        50,560           1,286,587
Gas Natural SDG SA                       11,600             821,767
Prosegur CIA de Seguridad SA            116,895           1,450,218
Tabacalera SA                            64,000           1,405,280
Telefonica SA                            24,745             903,529
Viscofan Envolturas
   Celulosicas SA                        29,960             779,279

MENTOR PERPETUAL GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                         SHARES             MARKET VALUE
COMMON STOCKS (CONTINUED)
SPAIN (CONTINUED)
Viscofan Envolturas
   Celulosicas SA - Warrants              29,960          $  38,647
                                                          ---------
                                                          9,852,255
                                                          ---------
SWEDEN - 1.88%
BPA AB                                   265,000            673,829
Celsius AB - Class B                      56,360          1,060,489
ForeningsSparbanken AB                    54,040          1,236,692
                                                          ---------
                                                          2,971,010
                                                          ---------
SWITZERLAND - 4.19%
Jelmoli Holding AG                           880          1,026,295
Nestle SA                                    790          1,575,994
Novartis AG                                1,056          1,697,402
Roche Holding
   AG - Genussshein                          152          1,640,565
UBS AG*                                    3,525            689,424
                                                          ---------
                                                          6,629,680
                                                          ---------
TAIWAN - 0.20%
Formosa Growth Fund *                      5,000             88,125
Taipei Fund *                                 20            161,000
Taiwan Semiconductor~                      5,900             75,228
                                                          ---------
                                                            324,353
                                                          ---------
THAILAND - 0.08%
Cogenaration PLC                          67,000             30,493
Electricity Generating Public
   Company                                40,000             95,575
                                                          ---------
                                                            126,068
                                                          ---------
UNITED STATES - 27.41%
AccuStaff, Inc. *                         25,000            364,063
American Home Products
   Company                                14,000            733,250
American Tower
   Corporation *                          10,000            255,000
Anadarko Petroleum
   Corporation                            12,000            471,750
Anheuser-Busch Companies,
   Inc.                                   11,000            594,000
Associates First Capital                  19,100          1,246,275
Aurora Foods, Inc.*                        9,800            134,750
BankBoston Corporation*                   10,800            356,400
Baxter International, Inc.                14,500            862,750
Bell Atlantic Corporation                 18,900            915,469
Borders Group, Inc. *                     18,000            400,500
Bristol-Myers Squibb
   Company*                                9,700          1,007,588
Burlington Northern                       16,500            528,000
Cardinal Health, Inc.                      5,800            598,850
Chase Manhattan Corporation               11,700            506,025
Chevron Corporation                       10,000            840,625


                                         SHARES             MARKET VALUE
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
Columbia/HCA Healthcare
   Corporation                            27,900          $ 559,744
Comcast Corporation - Class A             15,000            704,063
Compaq Computer
   Corporation                            24,500            774,813
CompUSA, Inc.                              7,600            131,576
Conseco, Inc.                             20,600            629,588
Consolidated Stores
   Corporation*                           15,000            294,375
Duke Energy Corporation                    7,700            509,644
El Paso Energy Corporation                20,000            648,750
EMC Corporation*                          15,000            857,813
Federal National Mortgage
   Association                             6,300            404,775
HealthSouth Corporation *                 50,000            528,125
Intel Corporation                         19,600          1,680,700
International Business
   Machines, Inc.                         11,000          1,408,000
Lilly (Eli) & Company                      9,000            704,813
Lockheed Martin Corporation                6,100            614,956
Mail-Well Holdings*                       19,600            167,825
MBNA Corporation                          29,200            835,850
McDonald's Corporation                     9,000            537,188
MCI WorldCom, Inc.                        29,000          1,417,375
Medicis Pharmaceutical*                   22,000            871,750
Meditrust Corporation                     27,654            471,846
Microsoft Corporation *                    5,000            550,313
NationsBank Corporation                   15,500            829,250
Newbridge Networks
   Corporation                            24,500            439,469
Newcourt Credit Group, Inc.               11,000            287,375
Nextel Communications, Inc.               11,000            222,063
Ocular Sciences *                          5,000            105,000
Omnicare, Inc.                            15,000            528,750
Pfizer, Inc.                               8,200            868,688
Philip Morris Companies, Inc.             15,000            690,938
Phillips Petroleum Company                 7,100            320,388
Provident Companies, Inc.                 20,000            675,000
Ralston-Purina Group                      12,400            362,700
Republic Services, Inc.*                   9,000            175,500
SBC Communications, Inc.                  28,800          1,279,800
Staples, Inc.*                            53,150          1,561,281
Stewart Enterprises                       22,000            368,500
Sun Microsystems, Inc.*                    9,000            448,313
Sybron International
   Corporation *                          25,000            478,125
Tele-Communications
   International *                        16,000            626,000
Texaco, Inc.                              15,000            940,313
Texas Instruments, Inc.                    7,500            395,625

MENTOR PERPETUAL GLOBAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------


                                     SHARES OR
                                     PRINCIPAL
                                       AMOUNT       MARKET VALUE
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
3Com Corporation*                      10,000      $   300,625
Time Warner, Inc.                      17,500        1,532,340
Travelers Group, Inc.                  12,500          468,750
Travelers Property and
   Casualty Corporation                18,000          574,875
Tyco International, Ltd.               10,000          552,500
U.S. Foodservice*                      29,600        1,232,100
Viacom Industries,
   Inc. - Class A                      20,000        1,150,000
Westpoint Stevens,
   Inc. - Class A *                    16,000          488,000
Williams Companies, Inc.               12,500          359,375
                                                   -----------
                                                    43,380,820
                                                   -----------
TOTAL COMMON STOCKS
   (COST $148,319,820)                             140,078,196
                                                   -----------
CORPORATE BONDS - 0.29%
GREAT BRITIAN
Scotia Holdings, 8.50%,
   3/26/02                         $   19,000           23,403
                                                   -----------
KOREA
Republic of Korea, 8.88%,
   4/15/08                            208,000          177,450
                                                   -----------
MALAYSIA
Telekom Malaysia Berhad,
   4.00%, 10/03/04 - (9/22/94,
   $70,000) (a) (b)                    70,000           37,800
                                                   -----------
THAILAND
PTTEP International, Limited,
   7.63%, 10/01/06                    300,000          223,500
                                                   -----------
TOTAL CORPORATE BONDS
   (COST $461,458)                                     462,153
                                                   -----------
                                                   140,540,349
                                                   -----------
SHORT-TERM
   INVESTMENT - 10.07%
REPURCHASE AGREEMENT
Goldman Sachs & Company
   Dated 9/30/98, 5.60%, due
   10/01/98, collateralized by
   Federal National Mortgage
   Association, $16,141,372
   6.00%, 8/01/13, market
   value $16,302,785
   (cost $15,936,519)              15,936,519       15,936,519
                                                   -----------




                                                   MARKET VALUE
TOTAL INVESTMENTS
   (COST $164,717,797)-98.85%                     $156,476,868
OTHER ASSETS LESS
   LIABILITIES - 1.15%                               1,812,839
                                                  ------------
NET ASSETS - 100.00%                              $158,289,707
                                                  ============

 *   Non-income producing.
 #   Global Depository Receipts.
 -   American Depository Receipts.
 @   International Depository Receipts.
(a) These are securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4 (2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) All or a portion of these securities are restricted (i.e., securities which may not be publicly sold without registration under the Federal Securities Act of 1933). Dates of acquisition and costs are set forth in parentheses after the title of the restricted securities.
(c) These securities are considered illiquid due to a one year moratorium on the repatriation of assets from Malaysia.



INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $248,291,695 and $235,288,192, respectively.



INCOME TAX INFORMATION
At September 30, 1998, the aggregated cost of investment securities for federal income tax purposes was $165,477,184. Net unrealized depreciation aggregated $9,000,316, of which $11,442,631, related to appreciated investment securities and $20,442,947, related to depreciated investment securities.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL GLOBAL PORTFOLIO
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1998

ASSETS
Investments, at market value (Note 2)
Investment securities                                $ 140,540,349
Repurchase agreements                                   15,936,519
                                                     -------------
  Total investments
     (cost $164,717,797)                               156,476,868
Receivables
  Collateral for securities
     loaned (Note 2)                                    12,707,641
  Investments sold                                       6,315,010
  Fund shares sold                                         354,472
  Dividends and interest                                   443,615
Unrealized appreciation on
  forward foreign currency
  exchange contracts (Note 6)                                  617
Deferred expenses (Note 2)                                   5,424
                                                     -------------
  TOTAL ASSETS                                         176,303,647
                                                     -------------
LIABILITIES
Payables
  Investments purchased            $ 2,697,553
  Securities loaned (Note 2)        12,707,641
  Fund shares redeemed               2,446,454
  Unrealized depreciation on
     forward foreign currency
     exchange contracts
     (Note 6)                           35,060
Accrued expenses and other
  liabilities                          127,232
                                   -----------
  TOTAL LIABILITIES                                     18,013,940
                                                     -------------
NET ASSETS                                           $ 158,289,707
                                                     =============
Net Assets represented by: (Note 2)
  Additional paid-in capital                         $ 153,975,854
  Accumulated undistributed
     net investment income                                   3,616
  Accumulated net realized
     gain on investment
     transactions                                       12,574,725
  Net unrealized depreciation
     of investments and foreign
     currency related
     transactions                                       (8,264,488)
                                                     -------------
NET ASSETS                                           $ 158,289,707
                                                     =============
NET ASSET VALUE PER SHARE
Class A Shares                                       $       18.92
Class B Shares                                       $       18.21
Class Y Shares                                       $       18.96
OFFERING PRICE PER SHARE
Class A Shares                                       $       20.07(a)
Class B Shares                                       $       18.21
Class Y Shares                                       $       18.96
SHARES OUTSTANDING
Class A Shares                                           3,118,915
Class B Shares                                           5,452,526
Class Y Shares                                                  53

(a)  Computation of offering price: 100/94.25 of net asset value.


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME
Dividends (b)                                           $  2,176,556
Interest                                                     499,605
                                                        ------------
  TOTAL INVESTMENT
     INCOME (NOTE 2)                                       2,676,161
EXPENSES
Management fee (Note 4)              $ 1,612,495
Distribution fee (Note 5)                734,020
Shareholder service fee (Note 5)         384,373
Transfer agent fee                       220,815
Custodian and accounting fees            188,561
Administration fee (Note 4)              153,750
Registration expenses                     67,081
Shareholder reports and postage
  expenses                                36,249
Miscellaneous                             14,317
Organizational expenses                   11,067
Legal fees                                 4,542
Directors' fees and expenses               3,591
Audit fees                                 3,143
                                     -----------
 Total expenses                                            3,434,004
                                                        ------------
NET INVESTMENT LOSS                                         (757,843)
                                                        ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY RELATED
  TRANSACTIONS
Net realized gain on investments
  and foreign currency related
  transactions (Note 2)               14,799,387
Change in unrealized
  appreciation (depreciation) on
  investments and foreign
  currency related transactions      (25,459,714)
                                     -----------
NET LOSS ON INVESTMENTS AND
  FOREIGN CURRENCY RELATED
  TRANSACTIONS                                           (10,660,327)
                                                        ------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                             $(11,418,170)
                                                        ============

(b) Net of withholding taxes of $206,565.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    YEAR ENDED           YEAR ENDED
                                                                                      9/30/98             9/30/97
NET INCREASE IN NET ASSETS
Operations
 Net investment loss                                                              $   (757,843)        $    (416,666)
 Net realized gain on investments and foreign currency related transactions         14,799,387             6,084,166
 Change in unrealized appreciation (depreciation) on investments                   (25,459,714)           13,678,454
                                                                                  -------------        -------------
 Increase (decrease) in net assets resulting from operations                       (11,418,170)           19,345,954
                                                                                  -------------        -------------
Distributions to Shareholders
 From net realized gain on investments
  Class A                                                                           (2,382,830)             (476,590)
  Class B                                                                           (4,553,653)           (1,576,577)
  Class Y                                                                                   (8)                   --
                                                                                  ---------------      -------------
  Total distributions to shareholders                                               (6,936,491)           (2,053,167)
                                                                                  --------------       -------------
Capital Share Transactions (Note 7)
 Proceeds from sale of shares                                                       78,893,773            74,523,622
 Reinvested distributions                                                            6,732,722             2,007,927
 Shares redeemed                                                                   (44,567,723)          (13,467,704)
                                                                                  --------------       -------------
 Change in net assets resulting from capital share transactions                     41,058,772            63,063,845
                                                                                  --------------       -------------
 Increase in net assets                                                             22,704,111            80,356,632
Net Assets
 Beginning of year                                                                 135,585,596            55,228,964
                                                                                  --------------       -------------
 End of year (including accumulated undistributed net investment
  income (loss) of $3,616 and ($97,957), respectively)                           $ 158,289,707         $ 135,585,596
                                                                                  ==============       =============

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
CLASS A SHARES

                                                                   YEAR         YEAR
                                                                  ENDED         ENDED
                                                                 9/30/98       9/30/97
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $   20.94     $  17.86
                                                               ---------    ---------
Income from investment operations
 Net investment income (loss)                                      (0.03)        0.04
 Net realized and unrealized gain (loss) on investments            (0.97)        3.67
                                                               ---------    ---------
 Total from investment operations                                  (1.00)        3.71
                                                               ---------    ---------
Less distributions
 From capital gains                                                (1.02)       (0.63)
                                                               ---------    ----------
Net asset value, end of period                                 $   18.92     $  20.94
                                                               =========    ==========
TOTAL RETURN*                                                      (4.97%)      21.59%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $  59,012    $  46,556
Ratio of expenses to average net assets                             1.75%        1.89%
Ratio of expenses to average net assets excluding waiver            1.75%        1.89%
Ratio of net investment income (loss) to average net assets        (0.01%)       0.07%
Portfolio turnover rate                                              162%         128%
Average commission rate on portfolio transactions             $   0.0188    $  0.0319



                                                                   YEAR          YEAR              YEAR
                                                                   ENDED         ENDED             ENDED
                                                                  9/30/96       9/30/95         9/30/94 (C)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                            $  15.88      $  14.23        $     14.18
                                                                --------      --------        -----------
Income from investment operations
 Net investment income (loss)                                      (0.04)         0.05              (0.01)
 Net realized and unrealized gain (loss) on investments             2.82          1.60               0.06
                                                                ---------     --------        ------------
 Total from investment operations                                   2.78          1.65               0.05
                                                                ---------     --------        ------------
Less distributions
 From capital gains                                                (0.80)           --                 --
                                                                ---------     ---------       ------------
Net asset value, end of period                                  $  17.86      $  15.88        $     14.23
                                                                =========     =========       ============
TOTAL RETURN*                                                      18.40%        11.60%              0.35%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                        $ 13,098      $  6,854        $     8,882
Ratio of expenses to average net assets                             1.95%         2.06%              2.09% (a)
Ratio of expenses to average net assets excluding waiver            1.95%         2.11%              3.18% (a)
Ratio of net investment income (loss) to average net assets        (0.21%)        0.26%             (0.10%)(a)
Portfolio turnover rate                                              130%          155%                 2%
Average commission rate on portfolio transactions               $ 0.0320

(a) Annualized.
(c) For the period from March 29, 1994 (commencement of operations), to September 30, 1994.
 *  Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR PERPETUAL GLOBAL PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
CLASS B SHARES

                                                                YEAR          YEAR
                                                               ENDED          ENDED
                                                              9/30/98        9/30/97
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $  20.32       $  17.46
                                                            ---------      --------
Income from investment operations
 Net investment loss                                           (0.12)         (0.02)
 Net realized and unrealized gain (loss) on investments        (0.97)          3.51
                                                            ---------      ---------
 Total from investment operations                              (1.09)          3.49
                                                            ---------      ---------
Less distributions
 From capital gains                                            (1.02)         (0.63)
                                                            ---------      ---------
Net asset value, end of period                              $  18.21       $  20.32
                                                            =========      =========
TOTAL RETURN*                                                  (5.65%)        20.74%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                    $ 99,277       $ 89,030
Ratio of expenses to average net assets                         2.50%          2.64%
Ratio of expenses to average net assets excluding waiver        2.50%          2.64%
Ratio of net investment loss to average net assets             (0.77%)        (0.68%)
Portfolio turnover rate                                          162%           128%
Average commission rate on portfolio transactions           $ 0.0188       $ 0.0319



                                                                YEAR          YEAR             PERIOD
                                                                ENDED         ENDED             ENDED
                                                               9/30/96       9/30/95         9/30/94 (D)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $  15.67       $  14.15       $     14.18
                                                             --------       --------       -----------
Income from investment operations
 Net investment loss                                            (0.05)         (0.05)            (0.04)
 Net realized and unrealized gain (loss) on investments          2.64           1.57              0.01
                                                             ---------      --------       ------------
 Total from investment operations                                2.59           1.52             (0.03)
                                                             ---------      --------       ------------
Less distributions
 From capital gains                                             (0.80)            --                 --
                                                             ---------      --------       ------------
Net asset value, end of period                               $  17.46       $  15.67       $     14.15
                                                             =========      ========       ============
TOTAL RETURN*                                                   17.39%         10.74%            (0.21%)
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                    $  42,131       $ 12,667       $     7,987
Ratio of expenses to average net assets                          2.70%          2.72%             2.79% (a)
Ratio of expenses to average net assets excluding waiver         2.70%          2.79%             3.93% (a)
Ratio of net investment loss to average net assets              (0.91%)        (0.40%)           (0.82%)(a)
Portfolio turnover rate                                           130%           155%                2%
Average commission rate on portfolio transactions           $  0.0320

CLASS Y SHARES


                                                             PERIOD
                                                              ENDED
                                                           9/30/98 (E)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $   18.81
                                                         ---------
Income from investment operations
 Net investment income                                        0.00 (f)
 Net realized and unrealized gain on investments              0.30
                                                         ---------
 Total from investment operations                             0.30
                                                         ---------
Less distributions
 From capital gains                                          (0.15)
                                                         -----------
Net asset value, end of period                           $   18.96
                                                         ===========
TOTAL RETURN*                                                 1.60%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                 $       1
Ratio of expenses to average net assets                       1.50% (a)
Ratio of net investment loss to average net assets           (0.02%)(a)
Portfolio turnover rate                                        162%
Average commission rate on portfolio transactions       $   0.0188

(a) Annualized.
(d) For the period from March 29, 1994 (commencement of operations) to September 30, 1994.
(e) For the period from November 19, 1997 (initial offering of Class Y shares) to September 30, 1998.
(f) Income is less than $0.005 per share.
 *  Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR CAPITAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------


                                      SHARES       MARKET VALUE
COMMON STOCKS - 97.19%
BASIC MATERIALS - 2.72%
Bemis Company, Inc.                  265,400      $9,305,587
                                                  ----------
CAPITAL GOODS &
   CONSTRUCTION - 9.68%
Emerson Electric Company             191,000      11,889,750
Illinois Tool Works                  223,700      12,191,650
W.W. Grainger, Inc.                  214,300       9,027,387
                                                  ----------
                                                  33,108,787
                                                  ----------
CONSUMER CYCLICAL - 14.08%
Chancellor Media Corporation *       213,000       7,108,875
Clear Channel Communications         157,750       7,493,125
Gannett, Inc.                        194,000      10,391,125
Interpublic Group Companies          210,800      11,370,025
Newell Company                       255,650      11,775,878
                                                  ----------
                                                  48,139,028
                                                  ----------
CONSUMER STAPLES - 10.75%
Philip Morris Companies, Inc.        260,000      11,976,250
Sherwin-Williams Company             546,600      11,820,225
Sysco Corporation                    549,500      12,947,594
                                                  ----------
                                                  36,744,069
                                                  ----------
FINANCIAL - 20.44%
Ahmanson HF & Company                210,500      11,682,750
American Express Company             139,500      10,828,687
Federal National Mortgage
   Association                       171,600      11,025,300
NationsBank Corporation              199,150      10,654,525
Norwest Corporation                  346,200      12,398,288
SouthTrust Corporation                32,700       1,142,456
UNUM Corporation                     244,100      12,128,719
                                                  ----------
                                                  69,860,725
                                                  ----------
HEALTH - 14.79%
Bristol-Myers Squibb Company         128,250      13,321,969
HealthSouth Corporation            1,281,000      13,530,563
Johnson & Johnson                    153,600      12,019,200
Tenet Healthcare Corporation         407,000      11,701,250
                                                  ----------
                                                  50,572,982
                                                  ----------
TECHNOLOGY - 18.41%
Automatic Data Processing            162,750      12,165,563
Computer Associates
   International, Inc.               362,300      13,405,100
Computer Sciences Corporation        226,900      12,366,050
MCI WorldCom, Inc.                   254,750      12,450,906
Sun Microsystems, Inc. *             251,850      12,545,278
                                                  ----------
                                                  62,932,897
                                                  ----------



                                     SHARES OR
                                     PRINCIPAL
                                       AMOUNT        MARKET VALUE
COMMON STOCKS (CONTINUED)
TRANSPORTATION & SERVICES - 2.04%
Werner Enterprises, Inc.                443,312     $   6,982,164
                                                    -------------
MISCELLANEOUS - 4.28%
Tyco International Limited              264,600        14,619,150
                                                    -------------
TOTAL COMMON STOCKS
   (COST $325,801,368)                                332,265,389
                                                    -------------
SHORT-TERM INVESTMENT - 5.06%
REPURCHASE AGREEMENT
Goldman Sachs & Company
   Dated 9/30/98, 5.60%, due
   10/01/98, collateralized by
   $17,523,355 Federal
   National Mortgage
   Association, 6.00%,
   8/01/13, market value
$   17,698,589
   (cost $17,301,645)              $ 17,301,645        17,301,645
                                                    -------------
TOTAL INVESTMENTS
   (COST $343,103,013)-102.25%                        349,567,034
OTHER ASSETS LESS
   LIABILITIES - (2.25%)                               (7,698,090)
                                                    -------------
NET ASSETS - 100.00%                                $ 341,868,944
                                                    =============

*   Non-income producing.



INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $411,684,003 and $263,413,957, respectively.



INCOME TAX INFORMATION
At September 30, 1998, the aggregated cost of investment securities for federal income tax purposes was $343,119,643. Net unrealized appreciation aggregated $6,447,391, of which $28,966,561, related to appreciated investment securities and $22,519,170, related to depreciated investment securities.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1998

ASSETS
Investments, at market value (Note 2)
Investment securities                                $332,265,389
Repurchase agreements                                  17,301,645
                                                     ------------
  Total investments
     (cost $343,103,013)                              349,567,034
Collateral for securities loaned
  (Note 2)                                             15,562,984
Receivables
  Fund shares sold                                      3,633,968
  Dividends and interest                                  315,098
                                                     ------------
  TOTAL ASSETS                                        369,079,084
                                                     ------------
LIABILITIES
Payables
  Investments purchased             $10,840,843
  Securities loaned (Note 2)         15,562,984
  Fund shares redeemed                  755,755
Accrued expenses and other
  liabilities                            50,558
                                    -----------
     TOTAL LIABILITIES                                 27,210,140
                                                     ------------
NET ASSETS                                           $341,868,944
                                                     ============
Net Assets represented by: (Note 2)
  Additional paid-in capital                         $298,264,898
  Accumulated undistributed
     net investment income                                      -
  Accumulated net realized
     gain on investment
     transactions                                      37,140,025
  Net unrealized appreciation
     of investments                                     6,464,021
                                                     ------------
NET ASSETS                                           $341,868,944
                                                     ============
NET ASSET VALUE PER SHARE
Class A Shares                                       $      22.71
Class B Shares                                       $      21.72
Class Y Shares                                       $      22.74
OFFERING PRICE PER SHARE
Class A Shares                                       $      24.09(a)
Class B Shares                                       $      21.72
Class Y Shares                                       $      22.74
SHARES OUTSTANDING
Class A Shares                                          6,391,508
Class B Shares                                          9,059,483
Class Y Shares                                                 49

(a)  Computation of offering price: 100/94.25 of net asset value.


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME
Dividends                                                $  2,936,795
Interest                                                      804,494
                                                         ------------
  TOTAL INVESTMENT INCOME
     (NOTE 2)                                               3,741,289
EXPENSES
Management fee (Note 4)              $ 2,153,467
Distribution fee (Note 5)              1,227,717
Shareholder service fee (Note 5)         672,957
Transfer agent fee                       324,574
Administration fee (Note 4)              269,183
Shareholder reports and postage
  expenses                                57,979
Registration expenses                     52,663
Custodian and accounting fees             37,488
Legal fees                                 8,462
Directors' fees and expenses               6,830
Audit fees                                 4,556
Miscellaneous                             25,373
                                     -----------
  Total expenses                                            4,841,249
                                                         ------------
NET INVESTMENT LOSS                                        (1,099,960)
                                                         ------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Net realized gain on investments
  (Note 2)                            45,438,253
Change in unrealized
  appreciation on investments        (32,273,002)
                                     -----------
NET GAIN ON INVESTMENTS                                    13,165,251
                                                         ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                              $ 12,065,291
                                                         ============

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        YEAR ENDED          YEAR ENDED
                                                                         9/30/98             9/30/97
NET INCREASE IN NET ASSETS
Operations
 Net investment income (loss)                                         $  (1,099,960)      $      55,807
 Net realized gain on investments                                        45,438,253          14,469,617
 Change in unrealized appreciation on investments                       (32,273,002)         24,877,344
                                                                      -------------       -------------
 Increase in net assets resulting from operations                        12,065,291          39,402,768
                                                                      -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income
  Class A                                                                   (29,728)                  -
  Class B                                                                   (52,910)                  -
 From net realized gain on investments
  Class A                                                                (5,934,313)         (4,657,749)
  Class B                                                               (10,484,517)        (10,198,967)
  Class Y                                                                       (12)                  -
                                                                      -------------       -------------
  Total distributions to shareholders                                   (16,501,480)        (14,856,716)
                                                                      -------------       -------------
Capital Share Transactions (Note 7)
 Proceeds from sale of shares                                           220,347,637          61,493,267
 Reinvested distributions                                                16,089,732          14,535,885
 Shares redeemed                                                        (69,421,744)        (21,387,389)
                                                                      -------------       -------------
 Change in net assets resulting from capital share transactions         167,015,625          54,641,763
                                                                      -------------       -------------
 Increase in net assets                                                 162,579,436          79,187,815
Net Assets
 Beginning of year                                                      179,289,508         100,101,693
                                                                      -------------       -------------
 End of year (including accumulated undistributed net investment
  income of $0 and $59,668, respectively)                             $ 341,868,944       $ 179,289,508
                                                                      =============       =============

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
CLASS A SHARES

                                                           YEAR         YEAR         YEAR         YEAR         YEAR
                                                           ENDED        ENDED        ENDED        ENDED        ENDED
                                                          9/30/98      9/30/97      9/30/96      9/30/95      9/30/94
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                     $  22.42     $  19.36     $  16.02       $  14.88     $  15.26
                                                       ---------    ---------    ---------      --------     --------
Income from investment operations
 Net investment income (loss)                             (0.10)       (0.02)        0.11           0.02         0.09
 Net realized and unrealized gain (loss) on
  investments                                              2.34         5.87         3.73           2.91        (0.30)
                                                       ----------   ----------   ---------      --------     --------
 Total from investment operations                          2.24         5.85         3.84           2.93        (0.21)
                                                       ----------   ----------   ---------      --------     --------
Less distributions
 From net investment income                               (0.01)           -            -              -        (0.04)
 From capital gains                                       (1.94)       (2.79)       (0.50)         (1.79)       (0.13)
                                                       ----------   ----------   ----------     --------     --------
 Total distributions                                      (1.95)       (2.79)       (0.50)         (1.79)       (0.17)
                                                       ----------   ----------   ----------     --------     --------
Net asset value, end of year                           $  22.71     $  22.42     $  19.36       $  16.02     $  14.88
                                                       ==========   ==========   ==========     ========     ========
TOTAL RETURN*                                             10.72%       34.78%       24.63%         20.18%       (1.37%)
RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in thousands)                 $145,117     $ 65,703     $ 31,889       $ 29,582     $ 21,181
Ratio of expenses to average net assets                    1.34%        1.41%        1.43%          1.87%        1.70%
Ratio of net investment income to average net assets       0.06%        0.53%        0.51%          0.27%        0.53%
Portfolio turnover rate                                     104%          64%          98%           157%         149%
Average commission rate on portfolio transactions      $ 0.0692     $ 0.0697     $ 0.0688

*  Total return does not reflect sales commissions and is not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR CAPITAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

CLASS B SHARES

                                                               YEAR          YEAR          YEAR          YEAR         YEAR
                                                              ENDED         ENDED          ENDED         ENDED        ENDED
                                                             9/30/98       9/30/97        9/30/96       9/30/95      9/30/94
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                         $  21.68      $  18.92       $  15.79       $  14.80     $  15.23
                                                           ----------    ----------     --------       --------     --------
Income from investment operations
 Net investment income (loss)                                 (0.08)            -          (0.04)          0.25        (0.04)
 Net realized and unrealized gain (loss) on investments        2.07          5.55           3.67           2.53        (0.26)
                                                           ----------    ----------     ---------      --------     --------
 Total from investment operations                              1.99          5.55           3.63           2.78        (0.30)
                                                           ----------    ----------     ---------      --------     --------
Less distributions
 From net investment income                                   (0.01)            -              -              -            -
 From capital gains                                           (1.94)        (2.79)         (0.50)         (1.79)       (0.13)
                                                           ----------    ----------     ---------      --------     --------
Total distributions                                           (1.95)        (2.79)         (0.50)         (1.79)       (0.13)
                                                           ----------    ----------     ---------      --------     --------
Net asset value, end of year                               $  21.72      $  21.68       $  18.92       $  15.79     $  14.80
                                                           ==========    ==========     =========      ========     ========
TOTAL RETURN*                                                  9.86%        33.88%         23.64%         19.26%       (2.00%)
RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in thousands)                     $196,751      $113,587       $ 68,213       $ 57,648     $ 41,106
Ratio of expenses to average net assets                        2.09%         2.16%          2.18%          2.56%        2.46%
Ratio of net investment loss to average net assets            (0.70%)       (0.22%)        (0.24%)        (0.41%)      (0.22%)
Portfolio turnover rate                                         104%           64%            98%           157%         149%
Average commission rate on portfolio transactions          $ 0.0692      $ 0.0697       $ 0.0688

CLASS Y SHARES


                                                              PERIOD
                                                              ENDED
                                                           9/30/98 (B)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $  20.81
                                                          --------
Income from investment operations
 Net investment income                                        0.02
 Net realized and unrealized gain on investments              2.16
                                                          --------
 Total from investment operations                             2.18
                                                          --------
Less distributions
 From capital gains                                          (0.25)
                                                          ----------
Net asset value, end of period                            $  22.74
                                                          ==========
TOTAL RETURN*                                                10.56%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $      1
Ratio of expenses to average net assets                       1.09% (a)
Ratio of net investment income to average net assets          0.38% (a)
Portfolio turnover rate                                        104%
Average commission rate on portfolio transactions         $ 0.0692

(a) Annualized.
(b) Reflects operations for the period from November 19, 1997 (initial offering of Class Y shares) to September 30, 1998.
*   Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------


                                    SHARES       MARKET VALUE
COMMON STOCKS - 52.08%
CAPITAL GOODS &
   CONSTRUCTION - 5.59%
Emerson Electric Company            75,100     $  4,674,975
Illinois Tool Works                 78,000        4,251,000
W.W. Grainger, Inc.                 86,900        3,660,662
                                               ------------
                                                 12,586,637
                                               ------------
COMMERCIAL SERVICES - 0.88%
Omnicom Group                       43,800        1,971,000
                                               ------------
CONSUMER CYCLICAL - 8.43%
Chancellor Media
   Corporation *                    47,000        1,568,625
Clear Channel
   Communications                   41,600        1,976,000
Gannett, Inc.                       42,600        2,281,763
General Motors Corporation          19,100        1,044,531
Interpublic Group Company           54,600        2,944,987
Newell Company                      90,200        4,154,837
Time Warner                         25,800        2,259,113
Tribune Company                     35,300        1,776,031
Walt Disney Company                 39,000          987,188
                                               ------------
                                                 18,993,075
                                               ------------
CONSUMER STAPLES - 4.38%
Philip Morris Companies, Inc.       61,400        2,828,238
Sherwin-Williams Company           133,200        2,880,450
Sysco Corporation                  176,000        4,147,000
                                               ------------
                                                  9,855,688
                                               ------------
ENERGY - 0.43%
Williams Companies                  33,500          963,125
                                               ------------
FINANCIAL - 11.48%
Ahmanson HF & Company               25,500        1,415,250
Charter One Financial, Inc.         97,873        2,410,113
Dime Bancorp, Inc.                  61,700        1,561,781
M & T Bank Corporation               2,901        1,337,361
Marsh & McLennan
   Companies, Inc.                  14,700          731,325
North Fork Bancorp                 111,750        2,235,000
Northern Trust Corporation          35,200        2,402,400
Old Republic International
   Corporation                      92,550        2,082,375
Price (T. Rowe) & Associates,
   Inc.                             70,000        2,056,250
Torchmark Corporation               52,000        1,868,750
Travelers Group, Inc.               45,300        1,698,750
UNUM Corporation                    77,000        3,825,937
U S Bancorp                         62,700        2,229,769
                                               ------------
                                                 25,855,061
                                               ------------
HEALTH - 6.81%
Bristol-Myers Squibb Company        37,600        3,905,700
HealthSouth Corporation *          188,700        1,993,144
Johnson & Johnson                   62,600        4,898,450
Tenet Healthcare Corporation       158,000        4,542,500
                                               ------------
                                                 15,339,794
                                               ------------


                                   SHARES OR
                                   PRINCIPAL
                                    AMOUNT       MARKET VALUE
COMMON STOCKS (CONTINUED)
RETAIL - 1.27%
Safeway, Inc. *                       61,600   $  2,856,700
                                               ------------
TECHNOLOGY - 10.42%
Automatic Data Processing             60,100      4,492,475
Computer Associates
   International, Inc.                22,600        836,200
Computer Sciences
   Corporation                        69,500      3,787,750
GTE Corporation                       31,400      1,727,000
MCI WorldCom, Inc.                    90,000      4,398,750
Sprint Corporation                    23,900      1,720,800
Sun Microsystems, Inc. *             103,500      5,155,594
U S West, Inc.                        25,905      1,358,393
                                               ------------
                                                 23,476,962
                                               ------------
TRANSPORTATION - 0.70%
Werner Enterprises, Inc.             100,000      1,575,000
                                               ------------
MISCELLANEOUS - 1.69%
Tyco International Limited            69,100      3,817,775
                                               ------------
TOTAL COMMON STOCKS
   (COST $119,416,670)                          117,290,817
                                               ------------
U.S. GOVERNMENT SECURITIES - 41.72%
U.S. Treasury Bond, 5.50%,
   1/31/03 (a)                   $12,000,000     12,531,120
U.S. Treasury Bond, 6.50%,
   11/15/26                       68,323,000     81,437,600
                                               ------------
TOTAL U.S. GOVERNMENT
   SECURITIES
   (COST $78,253,007)                            93,968,720
                                               ------------
                                                211,259,537
                                               ------------
SHORT-TERM INVESTMENT - 6.03%
REPURCHASE AGREEMENT
Goldman Sachs & Company
   Dated 9/30/98, 5.60%, due
   10/01/98, collateralized by
   $13,769,132 Federal
   National Mortgage
   Association, 6.00%,
   8/01/13, market value
$   13,906,823,
   (cost $13,594,355)             13,594,355     13,594,355
                                               ------------
TOTAL INVESTMENTS
   (COST $211,264,032)-99.83%                   224,853,892
OTHER ASSETS LESS
   LIABILITIES - 0.17%                              379,555
                                               ------------
NET ASSETS - 100.00%                           $225,233,447
                                               ============

 *  Non-income producing.
(a) A portion of this security is pledged as collateral for open futures contracts.

MENTOR STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $196,774,571 and $286,670,918, respectively.



INCOME TAX INFORMATION
At September 30, 1998, the aggregated cost of investment securities for federal income tax purposes was $211,280,993. Net unrealized appreciation aggregated $13,572,899, of which $25,354,232, related to appreciated investment securities and $11,781,333, related to depreciated investment securities.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR STRATEGY PORTFOLIO
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1998

ASSETS
Investments, at market value (Note 2)
Investment securities                              $ 211,259,537
Repurchase agreements                                 13,594,355
                                                   -------------
  Total investments
     (cost $211,264,032)                             224,853,892
  Collateral for securities
     loaned (Note 2)                                  60,165,776
Receivables
  Fund shares sold                                        61,401
  Dividends and interest                               1,908,750
Deferred expenses (Note 2)                                 5,034
                                                   -------------
     TOTAL ASSETS                                    286,994,853
                                                   -------------
LIABILITIES
Payables
  Securities loaned (Note 2)     $ 60,165,776
  Fund shares redeemed                502,685
  Variation margin                  1,032,188
Accrued expenses and other
  liabilities                          60,757
                                 ------------
     TOTAL LIABILITIES                                61,761,406
                                                   -------------
NET ASSETS                                         $ 225,233,447
                                                   =============
Net Assets represented by: (Note 2)
  Additional paid-in capital                       $ 192,886,301
  Accumulated undistributed
     net investment income                             2,163,583
  Accumulated net realized
     gain on investment
     transactions                                     20,465,541
  Net unrealized appreciation
     of investments and open
     futures contracts                                 9,718,022
                                                   -------------
NET ASSETS                                         $ 225,233,447
                                                   =============
NET ASSET VALUE PER SHARE
Class A Shares                                     $       15.41
Class B Shares                                     $       14.97
Class Y Shares                                     $       15.43
OFFERING PRICE PER SHARE
Class A Shares                                     $       16.35(a)
Class B Shares                                     $       14.97
Class Y Shares                                     $       15.43
SHARES OUTSTANDING
Class A Shares                                         1,602,162
Class B Shares                                        13,393,973
Class Y Shares                                                67

(a)  Computation of offering price: 100/94.25 of net asset value.


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME
Dividends (b)                                              $ 1,264,309
Interest                                                     7,295,963
                                                           -----------
  TOTAL INVESTMENT INCOME
     (NOTE 2)                                                8,560,272
EXPENSES
Management fee (Note 4)                 $ 2,420,122
Distribution fee (Note 5)                 1,875,172
Shareholder service fee (Note 5)            711,799
Transfer agent fee                          375,675
Administration fee (Note 4)                 284,720
Shareholder reports and postage
  expenses                                   67,926
Custodian and accounting fees                64,615
Registration expenses                        47,295
Organizational expenses                      20,152
Legal fees                                   10,523
Directors' fees and expenses                  8,296
Audit fees                                    5,661
Miscellaneous                                29,147
                                        -----------
  Total expenses                                             5,921,103
                                                           -----------
NET INVESTMENT INCOME                                        2,639,169
                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on
  investments (Note 2)                   24,557,938
Change in unrealized appreciation
  on investments and futures
  contracts                             (26,287,481)
                                        -----------
NET LOSS ON INVESTMENTS                                     (1,729,543)
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                          $   909,626
                                                           ===========

(b) Net of foreign withholding taxes of $8,800.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR STRATEGY PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             YEAR ENDED       YEAR ENDED
                                                                               9/30/98          9/30/97
NET INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment income                                                     $    2,639,169   $   5,345,384
 Net realized gain (loss) on investments                                       24,557,938      54,534,179
 Change in unrealized appreciation on investments and futures contracts       (26,287,481)    (24,297,952)
                                                                           --------------   -------------
 Increase in net assets resulting from operations                                 909,626      35,581,611
                                                                           --------------   -------------
Distributions to Shareholders
 From net investment income
  Class A                                                                        (617,602)              -
  Class B                                                                      (4,725,533)              -
 From net realized gain on investments
  Class A                                                                      (6,308,309)     (1,531,137)
  Class B                                                                     (48,272,257)    (21,767,428)
                                                                           --------------   -------------
  Total distributions to shareholders                                         (59,923,701)    (23,298,565)
                                                                           --------------   -------------
Capital Share Transactions (Note 7)
 Proceeds from sale of shares                                                  16,612,646      71,646,650
 Reinvested distributions                                                      58,353,501      22,750,654
 Shares redeemed                                                             (133,155,402)    (73,109,779)
                                                                           --------------   -------------
 Change in net assets resulting from capital share transactions               (58,189,255)     21,287,525
                                                                           --------------   -------------
 Increase (decrease) in net assets                                           (117,203,330)     33,570,571
Net Assets
 Beginning of year                                                            342,436,777     308,866,206
                                                                           --------------   -------------
 End of year (including accumulated undistributed net investment
  income of $2,163,583 and $5,365,536, respectively)                       $  225,233,447   $ 342,436,777
                                                                           ==============   =============

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
CLASS A SHARES

                                                               YEAR ENDED   YEAR ENDED   YEAR ENDED       PERIOD ENDED
                                                                 9/30/98      9/30/97      9/30/96         9/30/95 (B)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $  18.61     $  17.96     $  15.24         $    13.45
                                                              ---------    ---------    ---------        ----------
Income from investment operations
 Net investment income                                            0.40         0.31         0.08                  -
 Net realized and unrealized gain (loss) on investments          (0.35)        1.68         2.86               1.79
                                                              ----------   ---------    ---------        -----------
 Total from investment operations                                 0.05         1.99         2.94               1.79
                                                              ----------   ---------    ---------        -----------
Less distributions
 From net investment income                                      (0.29)           -            -                  -
 From capital gains                                              (2.96)       (1.34)       (0.22)                 -
                                                              ----------   ----------   ----------       -----------
 Total distributions                                             (3.25)       (1.34)       (0.22)                 -
                                                              ----------   ----------   ----------       -----------
Net asset value, end of period                                $  15.41     $  18.61     $  17.96         $    15.24
                                                              ==========   ==========   ==========       ===========
TOTAL RETURN*                                                     0.32%       11.97%       19.36%             13.31%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                      $ 24,685     $ 40,552     $ 20,372         $   10,503
Ratio of expenses to average net assets                           1.42%        1.45%        1.42%              1.65% (a)
Ratio of net investment income (loss) to average net assets       1.59%        2.29%        0.62%             (0.06%)(a)
Portfolio turnover rate                                             77%         192%         125%               122%
Average commission rate on portfolio transactions             $ 0.0708    $  0.0644    $  0.0669

(a) Annualized.
(b) For the period from June 5, 1995 (initial offering of Class A Shares) to September 30, 1995.
*   Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR STRATEGY PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
CLASS B SHARES

                                                      YEAR ENDED     YEAR ENDED    YEAR ENDED
                                                        9/30/98       9/30/97       9/30/96
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                  $  18.29      $  17.79      $  15.21
                                                      --------      ---------     ----------
Income from investment operations
 Net investment income (loss)                             0.16          0.26         (0.03)
 Net realized and unrealized gain (loss) on
  investments                                            (0.23)         1.58          2.83
                                                      ---------     ---------     ----------
 Total from investment operations                        (0.07)         1.84          2.80
                                                      ---------     ---------     ----------
Less distributions
 From net investment income                              (0.29)            -             -
 From capital gains                                      (2.96)        (1.34)        (0.22)
                                                      ---------     ----------    ----------
 Total distributions                                     (3.25)        (1.34)        (0.22)
                                                      ---------     ----------    ----------
Net asset value, end of period                        $  14.97      $  18.29      $  17.79
                                                      =========     ==========    ==========
TOTAL RETURN*                                            (0.46%)       11.19%        18.48%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)              $200,547      $301,885      $288,494
Ratio of expenses to average net assets                   2.17%         2.20%         2.19%
Ratio of net investment income (loss) to average
 net assets                                               0.84%         1.54%        (0.19%)
Portfolio turnover rate                                     77%          192%          125%
Average commission rate on portfolio transactions     $ 0.0708      $ 0.0644      $ 0.0669



                                                                                          PERIOD
                                                       PERIOD ENDED     YEAR ENDED         ENDED
                                                       9/30/95 (C)       12/31/94      12/31/93 (D)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                   $    12.24        $  12.70       $   12.50
                                                       ----------        --------       ---------
Income from investment operations
 Net investment income (loss)                                   -           (0.06)              -
 Net realized and unrealized gain (loss) on
  investments                                                2.97           (0.40)           0.20
                                                       ----------        --------       ---------
 Total from investment operations                            2.97           (0.46)           0.20
                                                       ----------        --------       ---------
Less distributions
 From net investment income                                     -               -               -
 From capital gains                                             -               -               -
                                                       ----------        --------       ---------
 Total distributions                                            -               -               -
                                                       ----------        --------       ---------
Net asset value, end of period                         $    15.21        $  12.24       $   12.70
                                                       ==========        ========       =========
TOTAL RETURN*                                               24.26%          (3.61%)          1.60%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $  224,643        $179,274       $ 122,177
Ratio of expenses to average net assets                      2.31%(a)        2.19%           2.06%(a)
Ratio of net investment income (loss) to average
 net assets                                                  0.02%(a)       (0.54%)          0.08%(a)
Portfolio turnover rate                                       122%            143%              0%
Average commission rate on portfolio transactions

CLASS Y SHARES


                                                             PERIOD
                                                        ENDED 9/30/98 (E)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $  15.01
                                                          --------
Income from investment operations
 Net investment income                                        0.25
 Net realized and unrealized gain on investments              0.18
                                                          --------
 Total from investment operations                             0.43
                                                          --------
Less distributions
 From capital gains                                          (0.01)
                                                          ----------
Net asset value, end of period                            $  15.43
                                                          ==========
TOTAL RETURN*                                                 2.87%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $      1
Ratio of expenses to average net assets                       1.17% (a)
Ratio of net investment income to average net assets          2.18% (a)
Portfolio turnover rate                                         77%
Average commission rate on portfolio transactions         $ 0.0708

(a) Annualized.
(c) For the period from January 1, 1995 to September 30, 1995.
(d) For the period from October 29, 1993 (commencement of operations) to December 31, 1993.
(e) For the period from November 19, 1997 (initial offering of Class Y Shares) to September 30, 1998.
*   Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INCOME AND GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                    SHARES             MARKET VALUE
COMMON STOCKS - 58.78%
BASIC MATERIALS - 4.46%
AlliedSignal, Inc.                   92,300             $ 3,265,113
Aluminum Company of America          24,000               1,704,000
British Steel PLC~                  137,000               2,491,687
Westvaco Corporation                 68,300               1,639,200
Willamette Industries, Inc.          60,000               1,721,250
                                                        -----------
                                                         10,821,250
                                                        -----------
CAPITAL GOODS & CONSTRUCTION - 4.46%
Caterpillar, Inc.                    50,000               2,228,125
Cooper Industries, Inc.              47,500               1,935,625
Cooper Tire & Rubber                125,000               2,250,000
Hubbell, Inc.                        65,000               2,307,500
Thomas & Betts Corporation           55,000               2,093,438
                                                        -----------
                                                         10,814,688
                                                        -----------
COMMERCIAL SERVICES - 3.17%
Foster Wheeler Corporation          111,200               1,529,000
Supervalu, Inc.                      91,300               2,128,431
Wallace Computer Services, Inc.     225,300               4,041,319
                                                        -----------
                                                          7,698,750
                                                        -----------
CONSUMER CYCLICAL - 3.99%
American Stores Company              58,900               1,895,844
Ford Motor Company                   75,500               3,543,781
Maytag Corporation                   28,900               1,379,975
Sears Roebuck & Company              65,000               2,872,188
                                                        -----------
                                                          9,691,788
                                                        -----------
CONSUMER STAPLES - 7.94%
American Home Products
   Corporation                       53,200               2,786,350
Baxter International, Inc.           62,000               3,689,000
Dimon Incorporated                  280,000               2,957,500
Hormel Foods Corporation            136,400               3,691,325
Kimberly-Clark Corporation           72,000               2,916,000
Philip Morris Companies, Inc.        70,000               3,224,375
                                                        -----------
                                                         19,264,550
                                                        -----------
ENERGY - 6.52%
Amoco Corporation                    23,200               1,249,900
Baker Hughes, Inc.                   89,800               1,880,187
Chevron Corporation                  26,400               2,219,250
Phillips Petroleum Company           22,000                 992,750
Repsol SA~                           50,000               2,109,375
Total SA~                            37,700               2,368,031
Unocal Corporation                   65,800               2,385,250
USX-Marathon Group, Inc.             74,000               2,622,375
                                                        -----------
                                                         15,827,118
                                                        -----------



                                    SHARES             MARKET VALUE
COMMON STOCKS (CONTINUED)
FINANCIAL - 10.96%
Ace Limited                          73,700             $ 2,211,000
Citicorp                             36,600               3,401,513
Federal National Mortgage
   Association                       78,600               5,050,050
First Union Corporation (b)          43,200               2,211,300
Jefferson-Pilot Corporation          33,750               2,041,875
Spieker Properties, Inc.             65,000               2,388,750
US Bancorp                           99,000               3,520,687
Wachovia Corporation                 39,000               3,324,750
Wilmington Trust Corporation         46,900               2,438,800
                                                        -----------
                                                         26,588,725
                                                        -----------
HEALTH - 4.61%
Abbott Laboratories                  43,900               1,906,906
Columbia HCA Healthcare
   Corporation                      150,000               3,009,375
Johnson & Johnson                    41,000               3,208,250
Pharmacia & UpJohn                   61,000               3,061,438
                                                        -----------
                                                         11,185,969
                                                        -----------
TECHNOLOGY - 4.63%
Amp, Inc.                            45,700               1,633,775
International Business Machines
   Corporation                       32,700               4,185,600
Lockheed Martin Corporation          21,700               2,187,631
Xerox Corporation                    38,000               3,220,500
                                                        -----------
                                                         11,227,506
                                                        -----------
TRANSPORTATION &
   SERVICES - 1.58%
KLM Royal Dutch Air *                43,428               1,074,826
Union Pacific Corporation            65,000               2,770,625
                                                        -----------
                                                          3,845,451
                                                        -----------
UTILITIES - 6.46%
Bell Atlantic Corporation            78,900               3,821,719
BellSouth Corporation                33,000               2,483,250
DPL, Inc.                            95,000               1,864,375
DQE, Inc.                            43,000               1,660,875
Pinnacle West Capital                41,700               1,868,681
SBC Communications, Inc.             89,200               3,963,825
                                                        -----------
                                                         15,662,725
                                                        -----------
TOTAL COMMON STOCKS
   (COST $137,623,841)                                  142,628,520
                                                        -----------

MENTOR INCOME AND GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                     PRINCIPAL
                                      AMOUNT     MARKET VALUE
CORPORATE BONDS - 13.43%
INDUSTRIAL - 6.03%
Aluminum Company of
   America, 5.75%, 2/01/01         $   250,000   $   254,350
Archer-Daniels-Midland, 6.75%,
   12/15/27                          2,000,000     2,078,040
Computer Associates
   International, 6.50%,
   4/15/08 (a)                       1,000,000       997,900
Gap, Inc., 6.90%, 9/15/07            1,000,000     1,114,180
Gillette Company, 5.75%,
   10/15/05                            250,000       260,167
Hershey Foods Corporation,
   7.20%, 8/15/27                    1,000,000     1,119,310
ICI Wilmington, Inc., 6.95%,
   9/15/04                           1,000,000     1,065,060
Mead Corporation, 7.35%,
   3/01/17                             750,000       814,223
Praxair, Inc., 6.15%, 4/15/03        1,000,000     1,027,020
Rockwell International
   Corporation, 6.70%, 1/15/28       1,500,000     1,589,775
Scripps (E.W.) Company,
   6.38%, 10/15/02                   1,000,000     1,037,830
Tenneco, Inc., 7.50%, 4/15/07          500,000       548,365
Williams Company, Inc., 6.50%,
   11/15/02                          1,000,000     1,032,510
Zeneca Wilmington, 7.00%,
   11/15/23                          1,500,000     1,688,745
                                                 -----------
                                                  14,627,475
                                                 -----------
FINANCIAL - 5.08%
Allmerica Financial Corporation,
   7.63%, 10/15/25                   1,130,000     1,252,729
Allstate Corporation, 6.75%,
   5/15/18                           1,000,000     1,028,290
American General Finance.,
   5.88%, 7/01/00                      250,000       252,987
Associates Corporation of North
   America, 5.25%, 3/30/00             250,000       250,645
BankAmerica Corporation,
   7.88%, 12/01/02                   1,000,000     1,092,980
Bank One Texas, 6.25%,
   2/15/08                           1,000,000     1,043,010
Chase Manhattan Corporation,
   7.75%, 11/01/99                     250,000       255,697
Comerica Bank, 7.13%,
   12/01/13                            250,000       267,703
Finova Capital Corporation,
   6.39%, 10/08/02                   1,000,000     1,036,390
First National Bank of Boston,
   8.00%, 9/15/04                      250,000       277,367
Fleet Financial Group, 6.88%,
   1/15/28                           1,000,000     1,029,320



                                     PRINCIPAL
                                      AMOUNT     MARKET VALUE
CORPORATE BONDS (CONTINUED)
FINANCIAL (CONTINUED)
Great Western Financial,
   6.38%, 7/01/00                  $   250,000   $   254,623
Heller Financial, 6.38%,
   11/10/00                          1,000,000     1,026,960
Home Savings of Americas,
   6.00%, 11/01/00                     250,000       253,330
MBIA, Inc., 7.00%, 12/15/25          1,000,000     1,063,240
NationsBank Corporation,
   7.80%, 9/15/16                    1,000,000     1,134,400
Security Benefits Life Company,
   8.75%, 5/15/16 (a)                  500,000       549,375
Toronto Dominion Bank,
   6.13%, 11/01/08                     250,000       260,930
                                                 -----------
                                                  12,329,976
                                                 -----------
UTILITIES - 2.32%
Florida Power & Light
   Company, 5.38%, 4/01/00             250,000       251,090
New York Telephone, 6.00%,
   4/15/08                           1,000,000     1,052,340
Northern Natural Gas, 6.75%,
   9/15/08                           2,000,000     2,096,000
Pacific Gas & Electric Company,
   5.93%, 10/08/03                     250,000       262,700
Philadelphia Electric Company,
   7.50%, 1/15/99                      100,000       100,835
Southwestern Public Service
   Company, 6.88%, 12/01/99            250,000       255,188
System Energy Resources,
   7.71%, 8/01/01                      500,000       525,535
Union Electric Company,
   6.75%, 10/15/99                     250,000       254,688
US West Capital Funding Inc.,
   6.88%, 7/15/28                      785,000       833,489
                                                 -----------
                                                   5,631,865
                                                 -----------
TOTAL CORPORATE BONDS
   (COST $31,414,967)                             32,589,316
                                                 -----------
U.S. GOVERNMENT SECURITIES
   AND AGENCIES - 27.27%
Government National Mortgage
   Association 6.50% - 7.00%,
   1/15/24 - 6/15/28                 8,509,957     8,721,623
U.S. Treasury Bonds, 7.25%,
   5/15/16                           4,110,000     5,103,469
U.S. Treasury Notes, 5.63% -
   7.50%, 11/15/99 - 10/15/06       48,550,000    52,331,514
                                                 -----------
TOTAL U.S. GOVERNMENT
   SECURITIES AND AGENCIES
   (COST $61,636,227)                             66,156,606
                                                 -----------
                                                 241,374,442
                                                 -----------

MENTOR INCOME AND GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------


                                PRINCIPAL
                                 AMOUNT     MARKET VALUE
SHORT-TERM INVESTMENT - 0.18%
REPURCHASE AGREEMENT
Paribas Corporation
   Dated 9/30/98, 5.54%, due
   10/01/98, collateralized by
   $368,000 U.S. Treasury Note,
   7.88%, 11/13/04, market
   value $435,735
   (cost $435,000)               $435,000   $    435,000
                                            ------------
TOTAL INVESTMENTS
   (COST $231,110,035)-99.66%                241,809,442
OTHER ASSETS LESS
   LIABILITIES - 0.34%                           831,534
                                            ------------
NET ASSETS - 100.00%                        $242,640,976
                                            ============

 *   Non-income producing.
 ~   American Depository Receipts.
(a) These are securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securites have been determined to be liquid under guidelines established by the Board of Trustees.
(b) At September 30, 1998, the Portfolio owned 43,200 shares of common stock of First Union Corporation at a cost of $1,599,696 and market value of $2,211,300. These shares were purchased by the Portfolio prior to the acquisition of Wheat First Union by First Union.



INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $159,489,535 and $86,643,249, respectively.



INCOME TAX INFORMATION
At September 30, 1998, the aggregated cost of investment securities for federal income tax purposes was $231,143,009. Net unrealized appreciation aggregated $10,666,433, of which $24,490,485, related to appreciated investment securities and $13,824,052, related to depreciated investment securities.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INCOME AND GROWTH PORTFOLIO
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998

ASSETS
Investments, at market value (Note 2)
Investment securities                         $ 241,374,442
Repurchase agreements                               435,000
                                               -------------
  Total investments
     (cost $231,110,035)                        241,809,442
Collateral for securities
  loaned (Note 2)                                40,344,784
Receivables
  Fund shares sold                                  290,524
  Dividends and interest                          1,702,285
Other                                                   500
                                               -------------
     TOTAL ASSETS                               284,147,535
                                               -------------
LIABILITIES
Payables
  Investments purchased          $  662,932
  Securities loaned (Note 2)     40,344,784
  Fund shares redeemed              426,881
Accrued expenses and other
  liabilities                        71,962
                                 ----------
  TOTAL LIABILITIES                              41,506,559
                                              -------------
NET ASSETS                                    $ 242,640,976
                                              =============
Net Assets represented by: (Note 2)
  Additional paid-in capital                  $ 221,635,180
  Accumulated undistributed
     net investment income                           91,952
  Accumulated net realized
     gain on investment
     transactions                                10,214,437
  Net unrealized appreciation
     of investments                              10,699,407
                                              -------------
NET ASSETS                                    $ 242,640,976
                                              =============
NET ASSET VALUE PER SHARE
Class A Shares                                $       19.54
Class B Shares                                $       19.53
Class Y Shares                                $       19.54
OFFERING PRICE PER SHARE
Class A Shares                                $       20.73(a)
Class B Shares                                $       19.53
Class Y Shares                                $       19.54
SHARES OUTSTANDING
Class A Shares                                    5,055,017
Class B Shares                                    7,364,927
Class Y Shares                                           55

(a) Computation of offering price: 100/94.25 of net asset value.


SEE NOTES TO FINANCIAL STATEMENTS.



STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME
Dividends (b)                                     $  2,856,521
Interest                                             5,943,480
                                                  ------------
  TOTAL INVESTMENT INCOME
     (NOTE 2)                                        8,800,001
EXPENSES
Management fee (Note 4)         $ 1,638,729
Distribution fee (Note 5)           986,604
Shareholder service fee
  (Note 5)                          546,242
Transfer agent fee                  292,933
Administration fee (Note 4)         218,497
Registration expenses                50,615
Custodian and accounting
  fees                               48,726
Shareholder reports and
  postage expenses                   43,522
Legal fees                            7,495
Directors' fees and expenses          5,917
Audit fees                            4,195
Miscellaneous                        26,008
                                 -----------
  Total expenses                                     3,869,483
                                                  ------------
NET INVESTMENT INCOME                                4,930,518
                                                  ------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Net realized gain on
  investments (Note 2)           10,845,766
Change in unrealized
  appreciation on
  investments                    (5,423,416)
                                 -----------
NET GAIN ON INVESTMENTS                              5,422,350
                                                  ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       $ 10,352,868
                                                  ============

(b) Net of foreign withholding taxes of $50,731.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INCOME AND GROWTH PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         YEAR ENDED          YEAR ENDED
                                                                          9/30/98              9/30/97
NET INCREASE IN NET ASSETS
Operations
 Net investment income                                                $   4,930,518       $    2,672,361
 Net realized gain on investments                                        10,845,766           15,016,540
 Change in unrealized appreciation on investments                        (5,423,416)           6,704,657
                                                                       ------------        -------------
 Increase in net assets resulting from operations                        10,352,868           24,393,558
                                                                       ------------        -------------
Distributions to Shareholders
 From net investment income
  Class A                                                                (2,350,498)          (,097,197)
  Class B                                                                (2,488,039)          (1,691,306)
  Class Y                                                                       (29)                   -
 From net realized gain on investments
  Class A                                                                (5,325,307)          (2,474,556)
  Class B                                                                (8,807,307)          (6,846,186)
  Class Y                                                                        (1)                   -
                                                                       ---------------     -------------
  Total distributions to shareholders                                   (18,971,181)         (12,109,245)
                                                                       --------------      -------------
Capital Share Transactions (Note 7)
 Proceeds from sale of shares                                           101,090,596           74,239,398
 Reinvested distributions                                                17,902,342           11,495,496
 Shares redeemed                                                        (39,059,107)         (17,451,330)
                                                                       --------------      -------------
 Change in net assets resulting from capital share transactions          79,933,831           68,283,564
                                                                       --------------      -------------
 Increase in net assets                                                  71,315,518           80,567,877
Net Assets
 Beginning of year                                                      171,325,458           90,757,581
                                                                       --------------      -------------
 End of year (including accumulated undistributed net investment
  income of $91,952 and $0, respectively)                             $ 242,640,976       $  171,325,458
                                                                       ==============      =============

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
CLASS A SHARES

                                                          YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                            9/30/98        9/30/97        9/30/96        9/30/95       9/30/94
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                       $  20.60       $  19.16       $  17.13         $  15.27      $  14.88
                                                         ---------      ---------      ---------        --------      --------
Income from investment operations
 Net investment income                                       0.51           0.44           0.37             0.40          0.31
 Net realized and unrealized gain on investments             0.60           3.39           2.75             2.14          0.64
                                                         ---------      ---------      ---------        --------      --------
 Total from investment operations                            1.11           3.83           3.12             2.54          0.95
                                                         ---------      ---------      ---------        --------      --------
Less distributions
 From net investment income                                 (0.51)         (0.47)         (0.35)           (0.43)        (0.30)
 From capital gains                                         (1.66)         (1.92)         (0.74)           (0.25)        (0.26)
                                                         ----------     ----------     ----------       --------      --------
 Total distributions                                        (2.17)         (2.39)         (1.09)           (0.68)        (0.56)
                                                         ----------     ----------     ----------       --------      --------
Net asset value, end of year                             $  19.54       $  20.60       $  19.16         $  17.13      $  15.27
                                                         ==========     ==========     ==========       ========      ========
TOTAL RETURN*                                                5.81%         22.11%         19.13%           17.24%         6.54%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)                   $ 98,794       $ 63,509       $ 24,210         $ 19,888      $ 17,773
Ratio of expenses to average net assets                      1.32%          1.35%          1.36%            1.69%         1.75%
Ratio of net investment income to average net assets         2.70%          2.63%          2.08%            2.53%         2.20%
Portfolio turnover rate                                        40%            75%            72%              62%           78%
Average commission rate on portfolio transactions        $ 0.0540       $ 0.0515       $ 0.0492

* Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR INCOME AND GROWTH PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
CLASS B SHARES

                                                         YEAR ENDED    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                          9/30/98       9/30/97       9/30/96      9/30/95     9/30/94
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                      $  20.59      $  19.18     $  17.14       $  15.28    $  14.91
                                                        ---------     ---------    ---------      --------    --------
Income from investment operations
 Net investment income                                      0.37          0.34         0.23           0.28        0.21
 Net realized and unrealized gain on investments            0.59          3.35         2.76           2.14        0.61
                                                        ---------     ---------    ---------      --------    --------
 Total from investment operations                           0.96          3.69         2.99           2.42        0.82
                                                        ---------     ---------    ---------      --------    --------
Less distributions
 From net investment income                                (0.36)        (0.36)       (0.21)         (0.31)      (0.19)
 From capital gains                                        (1.66)        (1.92)       (0.74)         (0.25)      (0.26)
                                                        ----------    ----------   ----------     --------    --------
 Total distributions                                       (2.02)        (2.28)       (0.95)         (0.56)      (0.45)
                                                        ----------    ----------   ----------     --------    --------
Net asset value, end of year                            $  19.53      $  20.59     $  19.18       $  17.14    $  15.28
                                                        ==========    ==========   ==========     ========    ========
TOTAL RETURN*                                               5.01%        21.24%       18.26%         16.32%       5.66%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)                  $143,846      $107,816     $ 66,548       $ 46,678    $ 43,219
Ratio of expenses to average net assets                     2.07%         2.10%        2.13%          2.43%       2.44%
Ratio of net investment income to average net assets        1.95%         1.87%        1.32%          1.78%       1.51%
Portfolio turnover rate                                       40%           75%          72%            62%         78%
Average commission rate on portfolio transactions       $ 0.0540      $ 0.0515     $ 0.0492

CLASS Y SHARES


                                                         PERIOD ENDED
                                                           9/30/98 (C)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $  18.75
                                                          --------
Income from investment operations
 Net investment income                                        0.54
 Net realized and unrealized gain on investments              0.82
                                                          --------
 Total from investment operations                             1.36
                                                          --------
Less distributions
 From net investment income                                  (0.54)
 From capital gains                                          (0.03)
                                                          ----------
 Total distributions                                         (0.57)
                                                          ----------
Net asset value, end of period                            $  19.54
                                                          ==========
TOTAL RETURN*                                                 7.29%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $      1
Ratio of expenses to average net assets                       1.07% (a)
Ratio of net investment income to average net assets          3.15% (a)
Portfolio turnover rate                                         40%
Average commission rate on portfolio transactions         $  0.0540

(a) Annualized.
(c) For the period from November 19, 1997 (initial offering of Class Y shares) to September 30, 1998.
 *  Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------


                                           SHARES     MARKET VALUE
COMMON STOCKS - 51.46%
BASIC MATERIALS - 1.89%
Emerson Electric Company                     3,890     $ 242,152
                                                       ---------
CAPITAL GOODS & CONSTRUCTION - 5.56%
Bemis Company                                6,245       218,966
Illinois Tool Works                          4,635       252,607
W. W. Grainger, Inc.                         5,730       241,377
                                                       ---------
                                                         712,950
                                                       ---------
CONSUMER CYCLICAL - 8.42%
Chancellor Media Corporation -
   Class A *                                 5,245       175,052
Clear Channel Communications *               4,445       211,137
Gannett Company                              4,105       219,874
Interpublic Group Companies, Inc.            4,335       233,819
Newell Company                               5,220       240,446
                                                       ---------
                                                       1,080,328
                                                       ---------
CONSUMER STAPLES - 5.52%
Philip Morris Companies, Inc.                4,840       222,942
Sherwin-Williams Company                    11,285       244,038
Sysco Corporation                           10,235       241,162
                                                       ---------
                                                         708,142
                                                       ---------
FINANCIAL - 10.84%
Ahmanson (HF) & Company                      3,950       219,225
American Express Company                     2,860       222,007
Federal National Mortgage Association        3,510       225,517
NationsBank Corporation                      2,990       159,965
Norwest Corporation                          4,495       160,977
UNUM Corporation                             4,720       234,525
SouthTrust Corporation                       4,800       167,700
                                                       ---------
                                                       1,389,916
                                                       ---------
HEALTH - 6.95%
Bristol-Myers Squibb Company                 2,345       243,587
HealthSouth Corporation *                   18,340       193,716
Johnson & Johnson                            2,805       219,492
Tenet Healthcare Corporation *               8,170       234,888
                                                       ---------
                                                         891,683
                                                       ---------
TECHNOLOGY - 9.20%
Automatic Data Processing                    3,190       238,452
Computer Associates International, Inc.      6,770       250,490
Computer Sciences Corporation                4,145       225,903
MCI WorldCom, Inc. *                         4,685       228,980
Sun Microsystems, Inc. *                     4,725       235,364
                                                       ---------
                                                       1,179,189
                                                       ---------
TRANSPORTATION & SERVICES - 1.16%
Werner Enterprises, Inc.                     9,472       149,184
                                                       ---------
MISCELLANEOUS - 1.92%
Tyco International, Inc.                     4,445       245,586
                                                       ---------
TOTAL COMMON STOCKS
   (COST $6,531,760)                                   6,599,130
                                                       ---------


                                   PRINCIPAL
                                    AMOUNT       MARKET VALUE
FIXED INCOME SECURITIES - 36.99%
U.S. GOVERNMENT SECURITIES
   AND AGENCIES - 34.26%
Federal National Mortgage
   Association, MTN, 6.64%,
   7/02/07                         $ 130,000      $ 145,240
Government National
   Mortgage Association, MBS,
   6.50%, 5/15/09                    102,065        104,453
 7.00%, 8/15/28 ARM                   84,047         86,674
Government National
   Mortgage Association II,
   ARM,
   6.88%, 4/20/22                     71,868         73,307
 7.00%, 11/20/22 - 8/15/28            78,240         79,458
U.S. Treasury Bonds, 6.00% -
   7.50%, 2/15/23 - 2/15/26          725,000        910,182
U.S. Treasury Notes, 5.63% -
   6.75%, 4/30/00 - 5/15/08        2,790,000      2,995,171
                                                  ---------
TOTAL U.S. GOVERNMENT
   SECURITIES AND AGENCIES
   (COST $4,274,484)                              4,394,485
                                                  ---------
COLLATERALIZED MORTGAGE
   OBLIGATIONS - 1.22%
AFG Receivables Trust, 6.65%,
   10/15/02                           32,527         32,782
CS First Boston, 7.18%,
   2/25/18                            25,000         26,800
Key Auto Finance Trust Series
   1997-2 Class A3, 6.10%,
   11/15/00                           50,000         50,172
Union Acceptance Corporation,
   6.48%, 5/10/04                     45,000         46,240
                                                  ---------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS (COST $152,201)                      155,994
                                                  ---------
CORPORATE BONDS - 1.51%
Ford Motor Credit Company,
   7.20%, 6/15/07                     45,000         50,256
Norwest Corporation, 6.80%,
   5/15/02                            60,000         63,625
PNC Student Loan Trust I,
   6.73%, 1/25/07, ARM                75,000         79,726
                                                  ---------
TOTAL CORPORATE BONDS
   (COST $181,746)                                  193,607
                                                  ---------
TOTAL FIXED INCOME SECURITIES
   (COST $4,608,431)                              4,744,086
                                                  ---------

MENTOR BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------


                                   PRINCIPAL
                                    AMOUNT      MARKET VALUE
SHORT-TERM INVESTMENT
REPURCHASE AGREEMENT - 0.98%
Goldman Sachs & Company
   Dated 09/30/98, 5.60%, due
   10/01/98, collateralized by
   $127,262 Federal National
   Mortgage Association,
   6.00%, 08/01/13, market
   value $128,534
   (cost $125,344)                $125,344     $   125,344
                                               -----------
TOTAL INVESTMENTS
   (COST $11,265,535)-89.43%                    11,468,560
OTHER ASSETS LESS
   LIABILITIES - 10.57%                          1,352,413
                                               -----------
NET ASSETS - 100.00%                           $12,820,973
                                               ===========

     * Non-income producing.
ARM - Adjustable Rate Mortgage
MBS - Mortgage Backed Securities
MTN - Medium Term Note

INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $11,028,839 and $3,760,750, respectively.



INCOME TAX INFORMATION
At September 30, 1998, the aggregated cost of investment securities for federal income tax purposes was $11,265,535. Net unrealized appreciation aggregated $203,025, of which $449,651, related to appreciated investment securities and $246,626, related to depreciated investment securities.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR BALANCED PORTFOLIO
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1998

ASSETS
Investments, at market value
   (Note 2)
Investment securities                             $ 11,343,216
Repurchase agreements                                  125,344
                                                   ------------
  Total investments
     (cost $11,265,535)                             11,468,560
Collateral for securities loaned
  (Note 2)                                           2,639,420
Cash                                                   477,253
Receivables
  Investments sold                                      90,763
  Fund shares sold                                   3,356,473
  Dividends and interest                                68,997
                                                   ------------
     TOTAL ASSETS                                   18,101,466
                                                  ------------
LIABILITIES
  Investments purchased             $ 2,537,038
  Securities loaned (Note 2)          2,639,420
  Fund shares redeemed                  100,000
Accrued expenses and other
  liabilities                             4,035
                                    -----------
     TOTAL LIABILITIES                               5,280,493
                                                  ------------
NET ASSETS                                        $ 12,820,973
                                                  ============
Net Assets represented by:
  (Note 2)
  Additional paid-in capital                      $ 12,530,663
  Accumulated undistributed net
     investment income                                  18,259
  Accumulated net realized gain
     on investment transactions                         69,026
  Net unrealized appreciation of
     investments                                       203,025
                                                  ------------
NET ASSETS                                        $ 12,820,973
                                                  ============
NET ASSET VALUE PER SHARE
Class A Shares                                    $      13.69
Class B Shares                                    $      13.69
Class Y Shares                                    $      13.69
OFFERING PRICE PER SHARE
Class A Shares                                    $      14.53(a)
Class B Shares                                    $      13.69
Class Y Shares                                    $      13.69
SHARES OUTSTANDING
Class A Shares                                         258,246
Class B Shares                                         412,394
Class Y Shares                                         266,111

(a)  Computation of offering price: 100/94.25 of net asset value.


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME
Dividends                                               $ 29,221
Interest                                                 104,135
                                                        --------
  Total investment income
     (Note 2)                                            133,356
EXPENSES
Management fee (Note 4)                 $ 31,721
Distribution fee (Note 5)                 30,319
Shareholder service fee (Note 5)          10,212
Administration fee (Note 4)                4,219
Custodian and accounting fees              5,842
Registration expenses                      2,363
Shareholder reports and postage
  expenses                                 2,043
Legal fees                                   115
Directors' fees and expenses                  60
Audit fees                                    59
Miscellaneous                                465
                                        --------
  Total expenses                                          87,418
                                                        --------
Deduct
Waiver of distribution fee (Note 5)                      (29,451)
Waiver of management fee
  (Note 4)                                               (20,856)
Waiver of shareholder servicing
  fee (Note 5)                                            (9,738)
Waiver of administration fee
  (Note 4)                                                (4,219)
                                                        --------
NET EXPENSES                                              23,154
                                                        --------
NET INVESTMENT INCOME                                    110,202
                                                        --------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on investments
  (Note 2)                               822,291
Change in unrealized appreciation
  on investments                        (583,942)
                                        --------
NET GAIN ON INVESTMENTS                                  238,349
                                                        --------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $348,551
                                                        ========

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR BALANCED PORTFOLIO
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED        YEAR ENDED
                                                                           9/30/98           9/30/97
NET INCREASE IN NET ASSETS
Operations
 Net investment income                                                  $    110,202       $   107,324
 Net realized gain on investments                                            822,291           408,111
 Change in unrealized appreciation on investments                           (583,942)          397,175
                                                                        ------------       -----------
 Increase in net assets resulting from operations                            348,551           912,610
                                                                        ------------       -----------
Distributions to Shareholders
 From net investment income                                                 (159,807)         (108,705)
 From net realized gain on investments                                    (1,140,442)         (449,369)
                                                                        ------------       -----------
  Total distributions to shareholders                                     (1,300,249)         (558,074)
                                                                        ------------       -----------
Capital Share Transactions (Note 7)
 Proceeds from sale of shares                                              9,280,672           108,705
 Reinvested distributions                                                  1,300,249           449,370
 Shares redeemed                                                            (910,125)         (636,137)
                                                                        ------------       -----------
 Change in net assets resulting from capital share transactions            9,670,796           (78,062)
                                                                        ------------       -----------
 Increase in net assets                                                    8,719,098           276,474
Net Assets
 Beginning of period                                                       4,101,875         3,825,401
                                                                        ------------       -----------
 End of period (including accumulated undistributed net investement
  income of $18,259 and $67,864, respectively)                          $ 12,820,973       $ 4,101,875
                                                                        ============       ===========

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
CLASS A SHARES

                                                   PERIOD ENDED
                                                   9/30/98 (B)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period              $  13.69
                                                  --------
Income from investment operations
 Net investment income                                0.00**
 Net realized and unrealized gain (loss) on
  investments                                         0.00**
                                                  ----------
 Total from investment operations                     0.00**
                                                  ----------
Net asset value, end of period                    $  13.69
                                                  ==========
TOTAL RETURN*                                         0.00%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)          $  3,534
Ratio of expenses to average net assets               1.35%(a)
Ratio of net investment income to average net
 assets                                               1.52%(a)
Portfolio turnover rate                                 89%
Average commission rate on portfolio
 transactions                                     $ 0.0687

(a) Annualized.
(b) For the period from September 16, 1998 (initial offering of Class A) to September 30, 1998.
* Total return does not reflect sales commissions and is not annualized. ** Income for the period was less than $0.005 per share.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR BALANCED PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
CLASS B SHARES (F)

                                                        YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                          9/30/98      9/30/97      9/30/96
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                   $  17.61     $  16.28    $   14.85
                                                       ---------    ---------    ---------
Income from investment operations
 Net investment income                                     0.45         0.43         0.42
 Net realized and unrealized gain (loss) on
  investments                                              1.43         3.35         2.09
                                                       ---------    ---------    ---------
 Total from investment operations                          1.88         3.78         2.51
                                                       ---------    ---------    ---------
Less distributions
 From net investment income                               (0.71)       (0.43)       (0.48)
 From net realized capital gain                           (5.09)       (2.02)       (0.60)
                                                       ----------   ----------   ----------
 Total distributions                                      (5.80)       (2.45)       (1.08)
                                                       ----------   ----------   ----------
Net asset value, end of period                         $  13.69     $  17.61     $  16.28
                                                       ==========   ==========   ==========
TOTAL RETURN*                                             11.86%       26.09%       18.00%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $  5,645     $  4,102     $  3,825
Ratio of expenses to average net assets                    0.52%        0.50%        0.50%
Ratio of expenses to average net assets excluding
 waiver                                                    2.12%        2.13%        2.06%
Ratio of net investment income to average net assets       2.63%        2.78%        2.83%
Portfolio turnover rate                                      89%          80%         103%
Average commission rate on portfolio transactions      $ 0.0687     $ 0.0696     $ 0.0694



                                                       PERIOD ENDED  PERIOD ENDED
                                                       9/30/95 (C)   12/31/94 (D)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                   $  12.44     $  12.50
                                                       -----------  ----------
Income from investment operations
 Net investment income                                     0.36         0.22
 Net realized and unrealized gain (loss) on
  investments                                              2.08        (0.09)
                                                       -----------  -----------
 Total from investment operations                          2.44         0.13
                                                       -----------  -----------
Less distributions
 From net investment income                               (0.03)       (0.19)
 From net realized capital gain                              --            --
                                                       -----------  -----------
 Total distributions                                      (0.03)       (0.19)
                                                       -----------  -----------
Net asset value, end of period                         $  14.85     $  12.44
                                                       ===========  ===========
TOTAL RETURN*                                             19.28%        1.00%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)               $  3,210     $  2,911
Ratio of expenses to average net assets                   0.50% (a)     0.50% (a)
Ratio of expenses to average net assets excluding
 waiver                                                    2.12% (a)    2.72% (a)
Ratio of net investment income to average net assets       3.26% (a)    3.32% (a)
Portfolio turnover rate                                      65%          71%
Average commission rate on portfolio transactions

CLASS Y SHARES (F)


                                                             PERIOD
                                                        ENDED 9/30/98 (E)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                       $ 13.69
                                                           --------
Income from investment operations
 Net investment income                                        0.01
 Net realized and unrealized loss on investments             (0.01)
                                                           ---------
 Total from investment operations                             0.00
                                                           ---------
Net asset value, end of period                             $ 13.69
                                                           =========
TOTAL RETURN*                                                 0.00%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $ 3,642
Ratio of expenses to average net assets                       1.10%(a)
Ratio of net investment income to average net assets          2.31%(a)
Portfolio turnover rate                                         89%
Average commission rate on portfolio transactions          $0.0687

(a) Annualized.
(c) For the period from January 1, 1995 to September 30, 1995.
(d) For the period from June 21, 1994 (commencement of operations) to December 31, 1994.
(e) For the period from September 16, 1998 (initial offering of Class Y) to September 30, 1998.
(f) Prior to September 16, 1998, all shareholders of the Balanced Portfolio were Class B shareholders. On September 16, 1998, shares of Class B were converted to Class Y shares.
 *  Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR MUNICIPAL INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                       PRINCIPAL
                                        AMOUNT               MARKET VALUE
LONG-TERM MUNICIPAL
   SECURITIES - 99.42%
ARIZONA - 1.56%
Pima County Arizona IDA,
   7.25%, 7/15/10 (c)                 $1,550,000             $   1,733,830
                                                             -------------
ARKANSAS - 1.12%
Pulaski County Health
   Facilities, 5.00%, 12/01/28         1,250,000                 1,248,950
                                                             -------------
CALIFORNIA - 10.51%
California State Water Reserve
   Center, 4.75%, 12/01/29             3,500,000                 3,427,270
California Statewide
   Community Development
   Authority, 5.63%, 10/01/34          2,070,000                 2,132,514
Carson Improvement Board Act
   1915, Special Assessment
   District 92, 7.38%, 9/02/22           700,000                   770,392
East Bay Municipal Utility
   District, 4.75%, 6/01/21            1,915,000                 1,887,424
Orange County Community
   Facilities District, Series A,
   7.35%, 8/15/18 (c)                    300,000                   346,779
San Francisco City & County
   Airport, 6.30%, 5/01/25             1,000,000                 1,101,250
University of California
   Revenues, 4.75%, 9/01/16            2,000,000                 2,012,240
                                                             -------------
                                                                11,677,869
                                                             -------------
COLORADO - 3.36%
Colorado Housing Authority,
   7.00%, 11/01/24                       525,000                   560,873
Denver City & County Airport
   Revenue, 7.75% - 8.50%,
   11/15/13 - 11/15/23                 2,700,000                 3,167,089
                                                             -------------
                                                                 3,727,962
                                                             -------------
CONNECTICUT - 0.99%
Connecticut State Development
   Authority, 6.15%, 4/01/35           1,000,000                 1,104,860
                                                             -------------
DISTRICT OF COLUMBIA - 0.80%
Metropolitan Washington,
   General Airport Revenue,
   Series A, 6.63%, 10/01/19 (c)         800,000                   884,496
                                                             -------------
FLORIDA - 2.54%
Hillsborough County, 6.25%,
   12/01/34                            1,250,000                 1,396,750
Sarasota County Health
   Facilities Authority Revenue,
   10.00%, 7/01/22                     1,160,000                 1,418,831
                                                             -------------
                                                                 2,815,581
                                                             -------------


                                      PRINCIPAL
                                        AMOUNT               MARKET VALUE
LONG-TERM MUNICIPAL
   SECURITIES (CONTINUED)
GEORGIA - 2.92%
Fulton County Georgia
   Housing Authority
   Multifamily, Housing
   Revenue, 6.38%, 2/01/08            $  520,000             $     528,346
George Smith World Congress
   Center, 5.50%, 7/01/20              1,500,000                 1,509,345
Monroe County Development
   Authority PCRB, 6.75%,
   1/01/10                             1,000,000                 1,205,240
                                                             -------------
                                                                 3,242,931
                                                             -------------
ILLINOIS - 9.53%
Broadview Tax Increment
   Revenue, 8.25%, 7/01/13             1,000,000                 1,145,030
Chicago Capital Appreciation,
   (effective yield-1.99%) (a),
   7/01/16                             2,000,000                   718,080
Chicago Heights Residential
   Mortgage, (effective
   yield-3.29%) (a), 6/01/09           3,465,000                 1,655,300
Illinois Health Facilities
   Authority Revenue, 5.50% -
   9.50%, 11/15/19 - 10/01/22          2,250,000                 2,527,477
Illinois Educational Facilities
   Authority Revenue, 6.00%,
   10/01/24                            1,000,000                 1,042,200
Kane County School District
   No. 129, 5.50%, 2/01/11             2,000,000                 2,167,620
Metropolitan Pier &
   Exposition, (effective
   yield-1.39%) (a), 6/15/21           1,950,000                   644,962
Saint Clair County Public
   Building, (effective
   yield-1.99%) (a), 12/01/16          1,650,000                   690,789
                                                             -------------
                                                                10,591,458
                                                             -------------
INDIANA - 0.36%
Indiana Transportation Finance
   Authority, Series A, (effective
   yield-1.92%) (a), 6/01/17           1,000,000                   403,560
                                                             -------------
IOWA - 0.61%
Student Loan Liquidity
   Corporation, Student Loan
   Revenue, Series C, 6.95%,
   3/01/06 (c)                           625,000                   674,525
                                                             -------------

MENTOR MUNICIPAL INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                     PRINCIPAL
                                      AMOUNT               MARKET VALUE
LONG-TERM MUNICIPAL
   SECURITIES (CONTINUED)
KENTUCKY - 4.58%
Jefferson County Hospital
   Revenue, 8.70%,
   10/01/08 (b)                     $ 500,000              $  599,375
Kenton County Airport Board
   Revenue, OID, 7.50%,
   2/01/20                          1,400,000               1,546,342
Warren County Hospital
   Facility Revenue Bowling
   4.88%, 4/01/27                   3,000,000               2,945,580
                                                           ----------
                                                            5,091,297
                                                           ----------
LOUISIANA - 3.38%
Louisiana Public Facilities
   Authority Revenue, Dillard
   University-Louisiana, 5.00%,
   2/01/28                          2,750,000               2,755,720
Louisiana State University &
   Agriculture and Mechanical
   College, University Revenues,
   5.00%, 10/01/30                  1,000,000               1,001,340
                                                           ----------
                                                            3,757,060
                                                           ----------
MAINE - 0.86%
Maine State Housing Authority,
   Series C, 6.88%, 11/15/23          885,000                 956,030
                                                           ----------
MASSACHUSETTS - 1.92%
Massachusetts State Health and
   Education, 6.00%, 10/01/23       1,000,000               1,018,850
Massachusetts State Health and
   Educational Facilities
   Authority, OID Revenue
   Bonds, Series A, 6.88%,
   4/01/22                          1,000,000               1,119,950
                                                           ----------
                                                            2,138,800
                                                           ----------
MICHIGAN - 4.93%
Detroit Michigan Water Supply
   Systems, 5.00%, 7/01/27          1,000,000               1,000,310
Grand Traverse County
   Hospital, 5.00%, 7/01/28         2,500,000               2,486,375
Michigan State Hospital
   Financial Authority Revenue,
   5.00%, 5/15/28                   2,000,000               1,995,280
                                                           ----------
                                                            5,481,965
                                                           ----------


                                     PRINCIPAL
                                      AMOUNT              MARKET VALUE
LONG-TERM MUNICIPAL
   SECURITIES (CONTINUED)
NEBRASKA - 1.22%
Nebraska Investment Finance
   Authority, SFM, 9.42%,
   9/15/24 (b)                      $ 300,000              $  339,375
Nebraska Public Gas Agency
   Gas supply System, 5.00%,
   4/01/00                          1,000,000               1,017,810
                                                           ----------
                                                            1,357,185
                                                           ----------
NEVADA - 2.26%
Clark County, 5.90%, 10/01/30       2,000,000               2,050,800
Henderson Local Improvement
   District, Special Assessment,
   Series A, 8.50%, 11/01/12          440,000                 458,876
                                                           ----------
                                                            2,509,676
                                                           ----------
NEW JERSEY - 2.10%
East Orange County Board of
   Education, Participation
   Notes, (effective
   yield-1.67%) (a), 2/01/20        1,000,000                 365,000
New Jersey State Housing &
   Mortgage Finance, 5.40%,
   11/01/28                         1,170,000               1,209,406
Union Utilities Authority,
   5.00%, 6/15/28                     750,000                 757,568
                                                           ----------
                                                            2,331,974
                                                           ----------
NEW MEXICO - 0.92%
Santa Fe Educational Facilities
   Revenue Bonds, 5.50%
   3/01/24                          1,000,000               1,020,210
                                                           ----------
NEW YORK - 4.93%
Clifton Springs Hospital
   Refunding & Improvement,
   8.00%, 1/01/20                     700,000                 786,947
Metropolitan Transportation
   Authority, 4.75%, 7/01/19        1,000,000                 962,240
New York City Municipal
   Water Facility, 5.13%,
   6/15/21                          1,000,000               1,008,300
New York, Series H, 7.20%,
   2/01/13                          1,500,000               1,680,946
New York State Dormitory
   Authority Revenue Hospital,
   5.20%, 2/15/14                   1,000,000               1,034,250
                                                           ----------
                                                            5,472,683
                                                           ----------

MENTOR MUNICIPAL INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                          PRINCIPAL
                                           AMOUNT            MARKET VALUE
LONG-TERM MUNICIPAL
   SECURITIES (CONTINUED)
NORTH CAROLINA - 2.12%
Cumberland County, 5.00%,
   12/01/24                         $1,250,000             $1,253,875
North Carolina Eastern
   Municipal Power Agency
   Systems Revenue, 5.70%,
   1/01/13                           1,000,000              1,097,700
                                                           ----------
                                                            2,351,575
                                                           ----------
NORTH DAKOTA - 0.91%
Devils Lake Health Care,
   6.10%, 10/01/23                   1,000,000              1,012,690
                                                           ----------
OHIO - 1.91%
Batavia Local School District
   Reference, 5.63%,12/01/22         1,000,000              1,121,040
Cuyahoga County Health Care
   Facilities, 5.50%, 12/01/28       1,000,000              1,001,990
                                                           ----------
                                                            2,123,030
                                                           ----------
OKLAHOMA - 0.50%
Oklahoma City, Industrial and
   Cultural Facilities Trust,
   6.75%, 9/15/17                      540,000                551,993
                                                           ----------
PENNSYLVANIA - 6.39%
Beaver County Hospital
   Authority Revenue, 5.00%,
   5/15/28                           1,000,000                997,640
Delaware IDA, 6.20%, 7/01/19         2,000,000              2,191,040
Pennsylvania Economic
   Development, 6.40%,
   1/01/09                             500,000                534,620
Philadelphia Gas Works
   Revenue, 5.00%, 7/01/28           2,250,000              2,250,698
Philadelphia Hospital and
   Higher Education Facilities,
   6.50%, 11/15/08                   1,000,000              1,121,430
                                                           ----------
                                                            7,095,428
                                                           ----------
RHODE ISLAND - 0.31%
West Warwick, Series A, GO
   Bonds, 7.30%, 7/15/08               310,000                348,372
                                                           ----------
SOUTH CAROLINA - 1.81%
Cayce South Carolina
   Waterworks & Sewage
   Revenue, 5.00%, 7/01/20           2,000,000              2,006,740
                                                           ----------


                                     PRINCIPAL
                                      AMOUNT              MARKET VALUE
LONG-TERM MUNICIPAL
   SECURITIES (CONTINUED)
TENNESSEE - 3.73%
Memphis Shelby County
   Airport Authority Special
   Facilities Revenue Refunding,
   7.88%, 9/01/09                   $1,500,000             $1,675,485
Metropolitan Government
   Nashville & Davidson
   County, 4.75% - 5.00%,
   1/01/22 - 10/01/28                2,500,000              2,472,795
                                                           ----------
                                                            4,148,280
                                                           ----------
TEXAS - 9.94%
Abilene Health Facilities
   Development Corporation,
   5.90%, 11/15/25                   1,000,000              1,002,500
Alliance Airport Authority,
   6.38%, 4/01/21                    2,000,000              2,192,620
Brazos Higher Education
   Authority Student Loan
   Revenue, 7.10%, 11/01/04            416,000                472,410
Brazos River Authority
   Revenue, 4.90%, 10/01/15          2,000,000              2,054,760
Dallas Fort Worth International
   Airport Facility Revenue
   Bonds, 7.25%, 11/01/30            1,000,000              1,112,260
Edinburg Consolidated School
   District Public Facilities,
   5.00%, 8/15/19                    1,500,000              1,516,815
Lufkin Health Memorial East
   Texas, 5.70%, 2/15/28             1,000,000              1,025,010
Rockwall Independent School
   District, OID, 5.55%,
   8/15/22                           2,450,000                689,822
Texas State Department of
   Housing and Community
   Affairs Refunding, Series C,
   9.74%, 7/02/24 (b)                  750,000                973,125
                                                           ----------
                                                           11,039,322
                                                           ----------
UTAH - 3.40%
Bountiful Hospital Revenue,
   9.50%, 12/15/18                     230,000                281,237
Intermountain Power Agency
   Power Supply, 5.00%,
   7/01/19                           2,500,000              2,472,225
Utah State Housing Finance
   Agency, SFM, 7.20%,
   1/01/27                             945,000              1,025,108
                                                           ----------
                                                            3,778,570
                                                           ----------

MENTOR MUNICIPAL INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                        PRINCIPAL
                                         AMOUNT               MARKET VALUE
LONG-TERM MUNICIPAL
   SECURITIES (CONTINUED)
WEST VIRGINIA - 3.61%
Harrison County, 6.75%,
   8/01/24                             $2,000,000             $  2,271,020
West Virginia State Hospital
   Finance Authority Revenue,
   8.80%, 1/01/18 (b)                   1,500,000                1,742,445
                                                              ------------
                                                                 4,013,465
                                                              ------------
WISCONSIN - 3.39%
Southeast Wisconsin
   Professional Baseball, 5.50%,
   12/15/26                             2,000,000                2,229,960
Wisconsin State Health &
   Educational Facility
   Authority Revenues, 5.50%,
   2/15/28                              1,500,000                1,537,530
                                                              ------------
                                                                 3,767,490
                                                              ------------
TOTAL LONG-TERM MUNICIPAL
   SECURITIES
   (COST $102,611,970)                                         110,459,857
                                                              ------------
SHORT-TERM MUNICIPAL
   SECURITIES - 2.16%
CALIFORNIA - 0.45%
California PCRB Series A,
   VRDN, 3.65%, 2/28/08                   500,000                  500,000
                                                              ------------
NEVADA - 0.54%
Reno Nevada Hospital
   Revenue, VRDN, 4.10%,
   5/15/23                                600,000                  600,000
                                                              ------------
NEW YORK - 0.54%
City of New York VRDN,
   4.25%, 8/01/16                         200,000                  200,000
New York City GO Bonds,
   VRDN, 3.95%, 8/15/19                   200,000                  200,000
New York State Energy
   Residential Housing &
   Development, VRDN,
   4.10%, 7/01/15                         200,000                  200,000
                                                              ------------
                                                                   600,000
                                                              ------------
TEXAS - 0.45%
North Central Texas Health
   Facility, Presbyterian Medical
   Center, VRDN, 4.10%,
   12/01/15                               500,000                  500,000
                                                              ------------


                                        PRINCIPAL
                                         AMOUNT               MARKET VALUE
SHORT-TERM MUNICIPAL
   SECURITIES (CONTINUED)
WASHINGTON - 0.18%
Washington Health Care,
   Sisters of Providence, Series I,
   VRDN, 4.05%, 10/01/05               $  200,000             $    200,000
                                                              ------------
TOTAL SHORT-TERM MUNICIPAL
   SECURITIES (COST $2,400,000)                                  2,400,000
                                                              ------------
TOTAL INVESTMENTS
   (COST $105,011,970)-101.58%                                 112,859,857
OTHER ASSETS LESS
   LIABILITIES - (1.58%)                                        (1,750,720)
                                                              ------------
NET ASSETS - 100.00%                                          $111,109,137
                                                              ============

INVESTMENT ABBREVIATIONS


GO - General Obligation
IDA - Industrial Development Authority
OID - Original Issue Discount
PCRB - Pollution Control Revenue Bond
SFM - Single Family Mortgage
VRDN - Variable Rate Demand Note
(a) Effective yield is the yield as calculated at time of purchase at which the bond accretes on an annual basis until its maturity date.
(b) Represents inverse floating rate securities.
(c) A portion of this security is held as collateral for open futures contracts.



INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $91,099,135 and $56,728,625, respectively.



INCOME TAX INFORMATION
At September 30, 1998, the aggregated cost of investment securities for federal income tax purposes was $105,011,970. Net unrealized appreciation aggregated $7,847,887, of which $7,847,887, related to appreciated investment securities.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR MUNICIPAL INCOME PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998

ASSETS
Investments, at market value
   (cost $105,011,970) (Note 2)                       $112,859,857
Cash                                                        84,254
Receivables
  Investments sold                                         985,674
  Fund shares sold                                         870,855
  Interest                                               1,685,891
                                                      -------------
     TOTAL ASSETS                                      116,486,531
                                                      -------------
LIABILITIES
Payables
  Investments purchased             $4,840,799
  Fund shares redeemed                  60,067
  Dividends                            349,921
  Variation margin (Note 2)             90,000
Accrued expenses and other
  liabilities                           36,607
                                    ----------
  TOTAL LIABILITIES                                      5,377,394
                                                      -------------
NET ASSETS                                            $111,109,137
                                                      =============
Net Assets represented by:
  (Note 2)
  Additional paid-in capital                          $105,840,947
  Accumulated distributions in
     excess of net investment
     income                                               (349,922)
  Accumulated net realized loss
     on investment transactions                         (2,004,046)
  Net unrealized appreciation of
     investments                                         7,622,158
                                                      -------------
NET ASSETS                                            $111,109,137
                                                      =============
NET ASSET VALUE PER SHARE
Class A Shares                                        $      15.99
Class B Shares                                        $      15.94
Class Y Shares                                        $      16.00
OFFERING PRICE PER SHARE
Class A Shares                                        $      16.79(a)
Class B Shares                                        $      15.94
Class Y Shares                                        $      16.00
SHARES OUTSTANDING
Class A Shares                                           3,237,676
Class B Shares                                           3,722,547
Class Y Shares                                                  67

(a) Computation of offering price: 100/95.25 of net asset value.


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME
Interest (Note 2)                                      $ 5,400,238
EXPENSES
Management fee (Note 4)                 $ 557,332
Distribution fee (Note 5)                 257,381
Shareholder service fee (Note 5)          232,220
Transfer agent fee                        102,171
Administration fee (Note 4)                92,888
Registration expenses                      53,355
Custodian and accounting fees              26,161
Shareholder reports and postage
   expenses                                 8,237
Legal fees                                  2,878
Directors' fees and expenses                2,275
Audit fees                                  1,991
Miscellaneous                               9,070
                                        ---------
 Total expenses                                          1,345,959
                                                       -----------
NET INVESTMENT INCOME                                    4,054,279
                                                       -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS, FUTURES AND
   OPTIONS CONTRACTS
Net realized loss on investments,
   futures and options contracts
   (Note 2)                               (41,138)
Change in unrealized appreciation
   on investments                       3,077,428
                                        ---------
NET GAIN ON INVESTMENTS, FUTURES
   AND OPTIONS CONTRACTS                                 3,036,290
                                                       -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                     $ 7,090,569
                                                       ===========

SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              YEAR ENDED         YEAR ENDED
                                                                               9/30/98            9/30/97
NET INCREASE IN NET ASSETS
Operations
 Net investment income                                                       $   4,054,279      $   2,950,727
 Net realized gain (loss) on investments, futures and options contracts            (41,138)           548,498
 Change in unrealized appreciation on investments                                3,077,428          1,603,630
                                                                             -------------      -------------
 Increase in net assets resulting from operations                                7,090,569          5,102,855
                                                                             -------------      -------------
Distributions to Shareholders
 From net investment income
  Class A                                                                       (1,979,908)        (1,179,998)
  Class B                                                                       (2,308,071)        (1,981,316)
  Class Y                                                                              (43)                --
 From net realized gain on investments
  Class A                                                                               --            (39,820)
  Class B                                                                               --            (66,849)
                                                                             -------------      -------------
  Total distributions to shareholders                                           (4,288,022)        (3,267,983)
                                                                             -------------      -------------
Capital Share Transactions (Note 7)
 Proceeds from sale of shares                                                   45,477,369         25,738,018
 Reinvested distributions                                                        2,625,084          1,904,347
 Shares redeemed                                                               (13,461,719)       (10,560,419)
                                                                             -------------      -------------
 Change in net assets resulting from capital share transactions                 34,640,734         17,081,946
                                                                             -------------      -------------
 Increase in net assets                                                         37,443,281         18,916,818
Net Assets
 Beginning of year                                                              73,665,856         54,749,038
                                                                             -------------      -------------
 End of year (including accumulated distributions in excess of net
  investment income of ($349,922) and ($300,191), respectively)              $ 111,109,137      $  73,665,856
                                                                             =============      =============

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
CLASS A SHARES

                                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                                               9/30/98       9/30/97       9/30/96       9/30/95       9/30/94
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                             $ 15.50       $ 15.04       $ 14.92       $ 14.42       $ 16.05
                                                               -------       -------       -------       -------       -------
Income from investment operations
 Net investment income                                            0.66          0.81          0.82          0.81          0.82
 Net realized and unrealized gain
  (loss) on investments                                           0.59          0.49          0.12          0.51         (1.54)
                                                               -------       -------       -------       -------       -------
 Total from investment operations                                 1.25          1.30          0.94          1.32         (0.72)
                                                               -------       -------       -------       -------       -------
Less distributions
 From net investment income                                      (0.76)        (0.81)        (0.82)        (0.82)        (0.81)
 From capital gains                                                 --         (0.03)           --             -         (0.10)
                                                               -------       -------       -------       -------       -------
 Total distributions                                             (0.76)        (0.84)        (0.82)        (0.82)        (0.91)
                                                               -------       -------       -------       -------       -------
Net asset value, end of year                                   $ 15.99       $ 15.50       $ 15.04       $ 14.92       $ 14.42
                                                               =======       =======       =======       =======       =======
TOTAL RETURN*                                                     8.24%         8.89%         6.46%         9.46%        (4.83%)
RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in thousands)                         $51,757       $29,394       $17,558       $20,460       $25,056
Ratio of expenses to average net assets                           1.17%         1.22%         1.24%         1.43%         1.24%
Ratio of expenses to average net assets excluding waiver          1.17%         1.22%         1.24%         1.43%         1.33%
Ratio of net investment income to average net assets              4.63%         5.09%         5.47%         5.56%         5.43%
Portfolio turnover rate                                             62%           59%           46%           43%           87%

* Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR MUNICIPAL INCOME PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
CLASS B SHARES

                                                                 YEAR          YEAR          YEAR          YEAR          YEAR
                                                                ENDED         ENDED         ENDED         ENDED         ENDED
                                                               9/30/98       9/30/97       9/30/96       9/30/95       9/30/94
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                             $ 15.49       $ 15.05       $ 14.95       $ 14.43       $ 16.06
                                                               -------       -------       -------       -------       -------
Income from investment operations
 Net investment income                                            1.30          0.71          0.75          0.74          0.74
 Net realized and unrealized gain
  (loss) on investments                                          (0.14)         0.52          0.11          0.52         (1.54)
                                                               -------       -------       -------       -------       -------
 Total from investment operations                                 1.16          1.23          0.86          1.26         (0.80)
                                                               -------       -------       -------       -------       -------
Less distributions
 From net investment income                                      (0.71)        (0.71)        (0.76)        (0.74)        (0.73)
 From capital gains                                                 --         (0.08)           --            --         (0.10)
                                                               -------       -------       -------       -------       -------
 Total distributions                                             (0.71)        (0.79)        (0.76)        (0.74)        (0.83)
                                                               -------       -------       -------       -------       -------
Net asset value, end of year                                   $ 15.94       $ 15.49       $ 15.05       $ 14.95       $ 14.43
                                                               =======       =======       =======       =======       =======
TOTAL RETURN*                                                     7.70%         8.33%         5.87%         9.01%        (5.34%)
RATIOS / SUPPLEMENTAL DATA
Net assets, end of year (in thousands)                         $59,351       $44,272       $37,191       $39,493       $46,157
Ratio of expenses to average net assets                           1.67%         1.72%         1.74%         1.92%         1.74%
Ratio of expenses to average net assets excluding waiver          1.67%         1.72%         1.74%         1.92%         1.86%
Ratio of net investment income to average net assets              4.13%         4.60%         4.95%         5.07%         4.93%
Portfolio turnover rate                                             62%           59%           46%           43%           87%

CLASS Y SHARES

                                                         PERIOD ENDED
                                                          9/30/98 (B)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $  15.51
                                                          --------
Income from investment operations
 Net investment income                                        1.39
 Net realized and unrealized loss on investments             (0.23)
                                                          --------
 Total from investment operations                             1.16
                                                          --------
Less distributions
 From net investment income                                  (0.67)
                                                          --------
Net asset value, end of period                            $  16.00
                                                          ========
TOTAL RETURN*                                                 7.51%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $      1
Ratio of expenses to average net assets                       0.92%(a)
Ratio of net investment income to average net assets          5.66%(a)
Portfolio turnover rate                                         62%

(a) Annualized.
(b) For the period from November 19, 1997 (initial offering of Class Y shares) to September 30, 1998.
*   Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR QUALITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                    PRINCIPAL
                                     AMOUNT              MARKET VALUE
LONG-TERM INVESTMENTS - 143.47%
PREFERRED STOCK - 2.11%
Home Ownership Funding
   Corporation (cost
   $3,939,796)                    $4,350,000              $ 4,373,725
                                                          -----------
ASSET-BACKED SECURITIES - 7.61%
Advanta Mortgage Loan
   Trust, Series 1993-4,
   5.55%, 3/25/10 - 1/25/25        1,960,695                1,985,118
AFG Receivables Trust,
   7.00%, 2/15/03 (a)              1,250,918                1,260,091
CS First Boston, Series
   1996-2 A6, 7.18%, 2/25/18       6,500,000                6,968,124
Equifax Credit Corporation,
   Series 1994-1 B, 5.75%,
   3/15/09                         1,504,448                1,509,739
Fifth Third Bank Auto
   Grantor Trust, 6.20%,
   9/15/01                           702,998                  706,572
NASCOR, Series 1997-18,
   6.75%, 12/25/27                 2,587,927                2,697,132
Old Stone Credit Corporation
   Home Equity Trust, Series
   1993-1 B1, 6.00%, 3/15/08         624,707                  630,054
                                                          -----------
TOTAL ASSET-BACKED SECURITIES
   (COST $14,997,748)                                      15,756,830
                                                          -----------
U.S. GOVERNMENT SECURITIES
   AND AGENCIES - 102.27%
Federal Home Loan
   Mortgage Corporation
   6.50%, Series 1647B,
   11/15/08, REMIC                 3,263,696                3,263,696
 6.00%, Series 1693Z,
   3/15/09, REMIC                  6,116,037                6,218,120
 6.50%, Series 26C, 7/25/18        7,000,000                7,241,864
Federal National Mortgage
   Association 6.50%,
   5/18/28                         2,992,041                2,977,081
 6.00% - 6.50%, 9/25/08 -
   8/01/28                        68,855,587               69,140,559
Government National
   Mortgage Association
   7.00%, 12/15/08                 2,974,460                3,094,571
 6.00% - 7.00%, 3/15/28 -
   8/15/28                        44,411,497               45,459,522
Government National
   Mortgage Association II
   4.50% - 7.00%, 4/20/22 -
   1/20/28                         7,152,832                7,209,007
U.S. Treasury Bonds, 6.13%,
   11/15/27                        8,600,000                9,909,178
U.S. Treasury Notes, 5.38% -
   5.63% 7/31/00 - 5/15/08        53,650,000               57,369,396
                                                          -----------
TOTAL U.S. GOVERNMENT
   SECURITIES AND AGENCIES
   (COST $205,742,125)                                    211,882,994
                                                          -----------


                                   PRINCIPAL
                                    AMOUNT               MARKET VALUE
CORPORATE BONDS - 11.63%
Capital One Bank, 7.15% -
   7.20%, 7/19/99 - 9/15/06       $4,750,000              $ 4,948,018
Ford Capital, 9.88%, 5/15/02       2,525,000                2,929,000
Lehman Brothers Holdings,
   8.50%, 5/01/07                  3,000,000                3,345,159
Lehman Brothers, Inc.,
   7.50%, 8/01/26                  3,500,000                3,635,943
ReliaStar Financial
   Corporation, 6.63%,
   9/15/03                         5,000,000                5,259,300
Salomon, Inc., 7.30%,
   5/15/02                         2,000,000                2,140,834
United Dominion Realty,
   7.07%, 11/15/06                 1,700,000                1,827,512
                                                          -----------
TOTAL CORPORATE BONDS
   (COST $23,143,699)                                      24,085,766
                                                          -----------
MISCELLANEOUS - 0.97%
CSC Holdings, Inc., 7.25%,
   7/15/08                         1,000,000                1,007,239
Playtex Family Production
   Corporation, 9.00%,
   12/15/03                        1,000,000                1,007,685
                                                          -----------
TOTAL MISCELLANEOUS
   (COST $2,024,403)                                        2,014,924
                                                          -----------
COLLATERALIZED MORTGAGE
   OBLIGATIONS - 14.75%
Chase Mortgage Finance
   Corporation, Series
   1993-L2 M, 7.00%,
   10/25/24                        2,958,977                3,113,602
Equifax Credit Corporation,
   Series 1998-2, 6.16%,
   4/15/08                         2,370,000                2,407,761
General Electric Capital
   Mortgage Services, Inc.,
   Series 1993-18 B1, 6.00%,
   2/25/09                         1,924,384                1,946,511
General Electric Capital
   Mortgage Services, Inc.,
   Series 1998-11, 6.50% -
   7.00%, 1/25/13 - 1/25/28        4,607,307                4,786,961
Key Auto Finance Trust,
   6.15%, 10/15/01                 1,500,000                1,513,112
NASCOR, Series 1996-2
   Class M, 7.00%, 9/25/11         1,751,689                1,855,812
Prudential Home, Series
   1995-5 B1, 7.25%,
   9/25/25 (a)                     1,453,140                1,515,504
Prudential Home, Series
   1995-5 M, 7.25%, 9/25/25        2,562,369                2,667,547
Prudential Home, Series
   1995-7 M, 7.00%,
   11/25/25                        2,813,484                2,959,016

MENTOR QUALITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                   PRINCIPAL
                                    AMOUNT                 MARKET VALUE
COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
Prudential Home, Series
   1996-4 M, 6.50%, 4/25/26        $5,172,223              $  5,342,964
Prudential Home, Series
   1996-8 M, 6.75%, 6/25/26         2,340,523                 2,448,236
                                                           ------------
TOTAL COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $28,983,412)                                        30,557,026
                                                           ------------
RESIDUAL INTERESTS (A) - 4.13%
Capital Mortgage Funding I,
   Inc., 1998-1, 1/22/27               43,831                   689,073
General Mortgage Securities
   II, Inc., 1995-1, 1998,
   6/25/20                             14,918                   419,119
General Mortgage Securities
   II, Inc., 1995-4, 1998,
   6/25/23                              8,768                   397,338
General Mortgage Securities
   II, Inc., 1997-4, 1998,
   5/20/22                             11,724                   506,284
General Mortgage Securities
   II, Inc., 1997-5, 1998,
   7/20/23                             23,164                   735,034
National Mortgage Funding I,
   Inc., 1995-4, 1998, 3/20/21          7,182                   127,547
National Mortgage Funding I,
   Inc., 1997-6, 9/20/21               32,943                   640,712
National Mortgage Funding I,
   Inc., 1997-7, 7/20/22               35,133                   648,314
National Mortgage Funding I,
   Inc., 1997-9, 10/20/24              25,739                   632,940
National Mortgage Funding I,
   Inc., 1997-10, 10/20/24             34,246                   475,067
National Mortgage Funding I,
   Inc., 1998-1, 10/20/22              17,335                   440,254
National Mortgage Funding I,
   Inc., 1998-2, 10/20/23              19,397                   462,999
National Mortgage Funding I,
   Inc., 1998-3, 11/20/23              19,847                   469,598
National Mortgage Funding I,
   Inc., 1998-5, 11/25/22               7,274                   381,156
National Mortgage Funding I,
   Inc., 1998-8, 5/20/24               34,593                   498,670
National Mortgage Funding I,
   Inc., 1998-9, 11/20/22              28,893                   502,352
National Mortgage Funding I,
   Inc., 1998-10, 1/20/23              17,413                   540,932
                                                           ------------
TOTAL RESIDUAL INTERESTS
   (COST $9,933,404)                                          8,567,389
                                                           ------------
                                                            297,238,654
                                                           ------------


                                  PRINCIPAL
                                   AMOUNT                  MARKET VALUE
SHORT-TERM INVESTMENT - 0.67%
REPURCHASE AGREEMENT
Goldman Sachs & Company
   Dated 9/30/98, 5.60%, due
   10/01/98, collateralized by
   $1,417,776 Federal
   National Mortgage
   Association, 6.00%,
   8/01/13, market value
   $1,431,511
   (cost $1,399,604)               $1,399,604              $  1,399,604
                                   ----------              ------------
TOTAL INVESTMENTS
   (COST $290,164,191) -144.14%
                                                           $298,638,258
OTHER ASSETS LESS
   LIABILITIES - (44.14%)                                   (91,456,993)
                                                           ------------
NET ASSETS - 100.00%                                       $207,181,265
                                                           ============

INVESTMENT ABBREVIATIONS


ARM - Adjustable Rate Mortgage
MBS - Mortgage-Backed Security
REMIC - Real Estate Mortgage Investment Conduit
(a) These are securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4 (2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.



INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $426,685,104 and $225,275,749, respectively.



INCOME TAX INFORMATION
At September 30, 1998, the aggregated cost of investment securities for federal income tax purposes was $290,164,191. Net unrealized appreciation aggregated $8,474,067, of which $9,931,057, related to appreciated investment securities and $1,456,990, related to depreciated investment securities.


SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1998

ASSETS
Investments, at market value (Note 2)
Investment securities                            $297,238,654
Repurchase agreements                               1,399,604
                                                 ------------
  Total investments
     (cost $290,164,191)                          298,638,258
Collateral for securities
  loaned (Note 2)                                   1,605,500
Cash                                                  118,918
Receivables
  Fund shares sold                                  1,324,653
  Dividends and interest                            2,790,157
Other assets                                           35,189
                                                 ------------
     TOTAL ASSETS                                 304,512,675
                                                 ------------
LIABILITIES
Payables
  Securities loaned (Note 2)     $ 1,605,500
  Reverse repurchase
     agreement                    94,533,000
  Fund shares redeemed               101,673
  Dividends                          923,573
Accrued expenses and other
  liabilities                        167,664
                                 -----------
     TOTAL LIABILITIES                             97,331,410
                                                 ------------
NET ASSETS                                       $207,181,265
                                                 ============
Net Assets represented by: (Note 2)
  Additional paid-in capital                     $213,925,048
  Accumulated distributions
     in excess of net
     investment income                               (923,573)
  Accumulated net realized
     loss on investment
     transactions                                 (14,294,277)
  Net unrealized appreciation
     of investments                                 8,474,067
                                                 ------------
NET ASSETS                                       $207,181,265
                                                 ============
NET ASSET VALUE PER SHARE
Class A Shares                                   $      13.61
Class B Shares                                   $      13.61
Class Y Shares                                   $      13.69
OFFERING PRICE PER SHARE
Class A Shares                                   $      14.29(a)
Class B Shares                                   $      13.61
Class Y Shares                                   $      13.69
SHARES OUTSTANDING
Class A Shares                                      6,927,132
Class B Shares                                      8,297,359
Class Y Shares                                             80

(a) Computation of offering price: 100/95.25 of net asset value.


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME
Interest (b) (Note 2)                                $ 11,610,166
EXPENSES
Management fee (Note 4)            $ 1,025,941
Distribution fee (Note 5)              467,042
Shareholder service fee
   (Note 5)                            427,474
Transfer agent fee                     212,090
Administration fee (Note 4)            174,343
Registration expenses                   84,362
Custodian and accounting fees           34,008
Shareholder reports and
   postage expenses                     24,577
Legal fees                               5,369
Directors' fees and expenses             4,244
Audit fees                               3,715
Miscellaneous                           16,925
                                   -----------
  Total expenses                                        2,480,090
Deduct
Waiver of management fee
  (Note 4)                                               (204,530)
                                                     ------------
NET INVESTMENT INCOME                                   9,334,606
                                                     ------------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS AND
  INTEREST-RATE SWAP CONTRACTS
Net realized gain on
  investments and
  interest-rate swap contracts
  (Note 2)                             713,191
Change in unrealized
  appreciation on investments        6,558,180
                                   -----------
NET GAIN ON INVESTMENTS AND
  INTEREST-RATE SWAP CONTRACTS                          7,271,371
                                                     ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                          $ 16,605,977
                                                     ============

(b) Net of interest expense of $1,961,350 ($921,496 related to interest-rate swaps and $1,039,854 related to borrowings).


SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED         YEAR ENDED
                                                                            9/30/98            9/30/97
NET INCREASE IN NET ASSETS
Operations
 Net investment income                                                  $   9,334,606      $   6,390,445
 Net realized gain on investments and interest-rate swap contracts            713,191            222,072
 Change in unrealized appreciation on investments                           6,558,180          2,224,113
                                                                        -------------      -------------
 Increase in net assets resulting from operations                          16,605,977          8,836,630
                                                                        -------------      -------------
Distributions to Shareholders
 From net investment income
  Class A                                                                  (4,831,082)        (2,180,277)
  Class B                                                                  (5,431,749)        (4,210,168)
  Class Y                                                                         (51)                 -
 In excess of net investment income
  Class A                                                                           -           (150,441)
  Class B                                                                           -           (212,242)
                                                                        -------------      -------------
  Total distributions to shareholders                                     (10,262,882)        (6,753,128)
                                                                        -------------      -------------
Capital Share Transactions (Note 7)
 Proceeds from sale of shares                                             106,644,051         63,942,122
 Reinvested distributions                                                   6,677,759          4,044,282
 Shares redeemed                                                          (40,705,601)       (21,179,174)
                                                                        -------------      -------------
 Change in net assets resulting from capital share transactions            72,616,209         46,807,230
                                                                        -------------      -------------
 Increase in net assets                                                    78,959,304         48,890,732
Net Assets
 Beginning of year                                                        128,221,961         79,331,229
                                                                        -------------      -------------
 End of year (including accumulated distributions in excess of net
  investment income of ($923,573) and ($390,590), respectively)         $ 207,181,265      $ 128,221,961
                                                                        =============      =============

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
CLASS A SHARES

                                                        YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                          9/30/98      9/30/97      9/30/96      9/30/95      9/30/94
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                       $  13.18     $  12.91     $  13.29     $  12.75     $   14.04
                                                         --------     --------     --------     --------     --------
Income from investment operations
 Net investment income                                       0.79         0.97         0.89         0.84          0.84
 Net realized and unrealized gain (loss) on
  investments                                                0.47         0.26        (0.37)        0.61         (1.30)
                                                         --------     --------     --------     --------     --------
 Total from investment operations                            1.26         1.23         0.52         1.45         (0.46)
                                                         --------     --------     --------     --------     --------
Less distributions
 From net investment income                                 (0.83)       (0.96)       (0.90)       (0.91)        (0.83)
                                                         --------     --------     --------     --------     --------
Net asset value, end of year                             $  13.61     $  13.18     $  12.91     $  13.29     $   12.75
                                                         ========     ========     ========     ========     ========
TOTAL RETURN*                                                9.95%        9.86%        4.09%       11.82%        (3.39%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)                   $ 94,279     $ 53,176     $ 21,092     $ 24,472     $  30,142
Ratio of expenses to average net assets                      1.05%        1.05%        1.05%        1.32%         1.38%
Ratio of expenses to average net assets excluding
 waiver                                                      1.18%        1.18%        1.31%        1.36%         1.39%
Ratio of net investment income to average net assets         5.73%        7.01%        6.84%        6.73%         6.33%
Portfolio turnover rate                                       114%         100%         254%         368%          455%

* Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR QUALITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
CLASS B SHARES

                                                         YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED    YEAR ENDED
                                                          9/30/98       9/30/97      9/30/96      9/30/95      9/30/94
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year                       $  13.18      $  12.93     $  13.31     $  12.76     $  14.06
                                                         --------      --------     --------     --------     --------
Income from investment operations
 Net investment income                                       0.72          0.86         0.84         0.79         0.82
 Net realized and unrealized gain (loss) on
  investments                                                0.48          0.30        (0.38)        0.61        (1.37)
                                                         --------      --------     --------     --------     --------
 Total from investment operations                            1.20          1.16         0.46         1.40        (0.55)
                                                         --------      --------     --------     --------     --------
Less distributions
 From net investment income                                 (0.77)        (0.91)       (0.84)       (0.85)       (0.75)
                                                         ---------     --------     --------     --------     --------
Net asset value, end of year                             $  13.61      $  13.18     $  12.93     $  13.31     $  12.76
                                                         =========     ========     ========     ========     ========
TOTAL RETURN*                                                9.46%        9.29%         3.57%       11.33%       (3.97%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in thousands)                   $112,901      $ 75,046     $ 58,239     $ 62,155     $ 77,888
Ratio of expenses to average net assets                      1.55%         1.55%        1.55%        1.74%        1.88%
Ratio of expenses to average net assets excluding
 waiver                                                      1.67%         1.68%        1.81%        1.79%        1.90%
Ratio of net investment income to average net assets         5.22%         6.51%        6.36%        6.24%        6.21%
Portfolio turnover rate                                       114%          100%         254%         368%         455%

CLASS Y SHARES

                                                              PERIOD ENDED
                                                              9/30/98 (B)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $    13.20
                                                             ----------
Income from investment operations
 Net investment income                                             0.78
 Net realized and unrealized gain on investments                   0.39
                                                             ----------
 Total from investment operations                                  1.17
                                                             ----------
Less distributions
 From net investment income                                       (0.68)
                                                             ----------
Net asset value, end of period                               $    13.69
                                                             ==========
TOTAL RETURN*                                                      8.94%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $        1
Ratio of expenses to average net assets                            0.80% (a)
Ratio of expenses to average net assets exluding waiver            0.93% (a)
Ratio of net investment income to average net assets               7.09% (a)
Portfolio turnover rate                                             114%

(a) Annualized.
(b) for the period from November 19, 1997 (initial offering of Class Y shares) to September 30, 1998.
 *  Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR SHORT-DURATION INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                   PRINCIPAL
                                     AMOUNT               MARKET VALUE
ASSET-BACKED SECURITIES - 12.18%
Advanta Home Equity Loan,
   6.15%, 10/25/09               $  766,206               $   780,265
Advanta Mortgage Loan
   Trust 1993-3 A3, 4.75% -
   5.55%, 2/25/10 - 3/25/10         948,868                   947,007
AFC Home Equity Loan
   Trust, 6.60%, 2/25/27          1,499,955                 1,514,193
AFG Receivables Trust,
   6.20% - 7.05%, 9/15/00 -
   2/15/03 (a)                    3,098,596                 3,116,978
CS First Boston 1996-2,
   6.32% - 7.18%, 2/25/18         5,428,834                 5,722,852
Equifax Credit Corporation
   1994-1B, 5.75%, 3/15/09          478,313                   479,995
Fifth Third Auto Grantor
   Trust, 6.20%, 9/15/01            351,859                   353,648
Old Stone Credit
   Corporation, 6.20%,
   6/15/08                          274,327                   277,455
Olympic Automobiles
   Receivables Trust, 6.85% -
   7.35%, 6/15/01 - 10/15/01      1,431,929                 1,440,041
Union Acceptance
   Corporation, 6.45% -
   6.70%, 6/08/03 - 5/10/04       3,211,430                 3,274,164
                                                          -----------
TOTAL ASSET-BACKED SECURITIES
   (COST $17,569,230)                                      17,906,598
                                                          -----------
U.S. GOVERNMENT SECURITIES
   AND AGENCIES - 74.00%
Federal National Mortgage
   Association
   6.00%, 5/01/13, ARM           13,278,924                13,415,870
 10.00%, 6/01/05, MBS               188,066                   197,098
Government National
   Mortgage Association
   7.00%, 12/15/08                1,123,686                 1,169,061
 6.50%, 3/15/28                   2,940,243                 3,003,643
 7.00%, 8/15/28                   9,991,943                10,304,191
Government National
   Mortgage Association II
   4.50%, 10/20/27 - 1/20/28      6,599,445                 6,581,813


                                  PRINCIPAL
                                   AMOUNT                 MARKET VALUE
U.S. GOVERNMENT SECURITIES
   AND AGENCIES (CONTINUED)
Government National
   Mortgage Association II
   7.00%, 7/20/22 - 9/20/23      $9,244,030               $ 9,411,333
U.S. Treasury Notes,
   5.38% - 6.63%, 7/31/00 -
   5/15/08                       61,950,000                64,731,078
                                                          -----------
TOTAL U.S. GOVERNMENT
   SECURITIES AND AGENCIES
   (COST $107,576,668)                                    108,814,087
                                                          -----------
COLLATERALIZED MORTGAGE
   OBLIGATIONS - 3.68%
Equifax Credit Corporation,
   6.16%, 4/15/08                 1,362,750                 1,384,463
Key Auto Finance Trust,
   6.15%, 10/15/01                4,000,000                 4,034,964
                                                          -----------
TOTAL COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $5,359,496)                                        5,419,427
                                                          -----------
CORPORATE BONDS - 16.63%
Association Corporation NA,
   7.88%, 9/30/01                 1,000,000                 1,077,892
Capital One Bank, 7.15% -
   7.20%, 7/19/99 - 9/15/06       2,500,000                 2,577,034
Dayton Hudson Company,
   6.63%, 3/01/03                 2,000,000                 2,121,698
Ford Capital, 9.88%,
   5/15/02                        2,525,000                 2,929,000
General Motors Acceptance
   Corporation, 5.63% -
   6.88%, 2/01/99 - 7/15/01       2,750,000                 2,854,932
Lehman Brothers, 6.20% -
   6.63%, 11/15/00 - 1/15/02      3,750,000                 3,799,689
Playtex Family Production
   Corporation, 9.00%,
   12/15/03                       1,000,000                 1,007,685
Salomon Incorporated,
   5.50% - 7.30%, 1/15/99 -
   5/15/02                        3,750,000                 3,935,117
The Money Store, 6.28%,
   12/15/22                       4,000,000                 4,143,804
                                                          -----------
TOTAL CORPORATE BONDS
   (COST $23,808,616)                                      24,446,851
                                                          -----------

MENTOR SHORT-DURATION INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------


                                            PRINCIPAL
                                             AMOUNT         MARKET VALUE
RESIDUAL INTERESTS (A) - 1.57%
General Mortgage Securities
   II, Inc., 1997-4, 1998,
      5/20/22                               $   3,908      $    167,785
National Mortgage Funding,
   Inc., 1998-7, 7/20/23                       49,685           674,478
National Mortgage Funding,
   Inc., 1998-6, 1/20/23                       53,627           706,457
National Mortgage Funding,
   Inc., 1998-8, 5/20/24                       23,062           332,447
National Mortgage Funding,
   Inc., 1997-9, 11/20/24                      17,159           421,960
                                                           ------------
TOTAL RESIDUAL INTERESTS
   (COST $2,666,160)                                          2,303,127
                                                           ------------
SHORT-TERM INVESTMENTS - 2.88%
VARIABLE RATE DEMAND NOTE
Hilander Finance, LLC,
   5.70%, 12/01/25                          1,850,000         1,850,000
                                                           ------------
REPURCHASE AGREEMENT
Goldman Sachs & Company
   Dated 9/30/98, 5.60%,
   due 10/01/98,
   collateralized by
   $2,422,945 Federal
   National Mortgage
   Association, 6.00%,
   8/01/13, market value
   $2,446,418                               2,391,457         2,391,457
                                                           ------------
TOTAL SHORT-TERM INVESTMENTS
   (COST $4,241,457)                                          4,241,457
                                                           ------------
TOTAL INVESTMENTS (COST
   $161,221,627)-110.94%                                    163,131,547
OTHER ASSETS LESS LIABILITIES - (10.94%)                    (16,087,108)
                                                           ------------
NET ASSETS - 100.00%                                       $147,044,439
                                                           ============


INVESTMENT ABBREVIATIONS


ARM - Adjustable Rate Mortgage
MBS - Mortgage Backed Securities
 (a) These are securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securites have been determined to be liquid under guidelines established by the Board of Trustees.



INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $296,888,520 and $175,441,302, respectively.



INCOME TAX INFORMATION
At September 30, 1998, the aggregated cost of investment securities for federal income tax purposes was $161,223,032. Net unrealized appreciation aggregated $1,908,515 of which $2,467,650, related to appreciated investment securities and $559,135, related to depreciated investment securities.


SEE NOTES TO FINANCIAL STATEMENTS.

SHORT-DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1998

ASSETS
Investments, at market value (Note 2)
Investment securities                                    $160,740,090
Repurchase agreements                                       2,391,457
                                                           ------------
  Total investments (cost
$161,221,627)                                             163,131,547
Receivables
  Fund shares sold                                          4,126,138
  Dividends and interest                                    1,260,809
Deferred expenses (Note 2)                                     25,241
                                                           ------------
     TOTAL ASSETS                                         168,543,735
                                                           ------------
LIABILITIES
Payables
  Reverse repurchase
     agreement                         $ 18,555,000
  Fund shares redeemed                    2,139,010
  Dividends                                 544,779
Accrued expenses and other
  liabilities                               260,507
                                       ------------
     TOTAL LIABILITIES                                       21,499,296
                                                           ------------
NET ASSETS                                                 $147,044,439
                                                           ============
Net Assets represented by:
  (Note 2)
  Additional paid-in capital                               $145,502,924
  Accumulated distributions in
     excess of net investment
     income                                                    (512,293)
  Accumulated net realized
     gain on investment
     transactions                                               143,888
  Net unrealized appreciation
     of investments and
     interest-rate swap contracts                             1,909,920
                                                           ------------
NET ASSETS                                                 $147,044,439
                                                           ============
NET ASSET VALUE PER SHARE
Class A Shares                                             $      12.74
Class B Shares                                             $      12.75
Class Y Shares                                             $      12.79
OFFERING PRICE PER SHARE
Class A Shares                                             $      12.87(a)
Class B Shares                                             $      12.75
Class Y Shares                                             $      12.79
SHARES OUTSTANDING
Class A Shares                                                7,313,315
Class B Shares                                                4,228,466
Class Y Shares                                                       83

(a) Computation of offering price: 100/99 of net asset value.


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME
Interest (b) (Note 2)                                   $ 6,170,420
EXPENSES
Management fee (Note 4)                 $ 504,097
Shareholder service fee (Note 5)          252,047
Transfer agent fee                        148,709
Distribution fee (Note 5)                 133,476
Administration fee (Note 4)               101,237
Registration expenses                      74,882
Custodian and accounting fees              26,595
Shareholder reports and postage
   expenses                                14,335
Miscellaneous                              12,548
Organizational expenses                     7,337
Legal fees                                  3,980
Directors' fees and expenses                3,147
Audit fees                                  2,754
                                        ---------
  Total expenses                                          1,285,144
Deduct
Waiver of administration fee
  (Note 4)                                                 (101,237)
Waiver of management fee
  (Note 4)                                                 (180,523)
                                                        -----------
NET INVESTMENT INCOME                                     5,167,036
                                                        -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND INTEREST-RATE
  SWAP CONTRACTS
Net realized gain on investments
  and interest-rate swap contracts
  (Note 2)                                325,954
Change in unrealized appreciation
  on investments                        1,608,387
                                        ---------
NET GAIN ON INVESTMENTS                                   1,934,341
                                                        -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $ 7,101,377
                                                        ===========

     (b) Net of interest expenses of $588,099 ($283,529 related to interest-rate swaps and $304,570 related to borrowings).


SEE NOTES TO FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED         YEAR ENDED
                                                                            9/30/98            9/30/97
NET INCREASE IN NET ASSETS
Operations
 Net investment income                                                  $   5,167,036      $   2,155,953
 Net realized gain on investments                                             325,954              7,748
 Change in unrealized appreciation on investments                           1,608,387            386,023
                                                                        -------------      -------------
 Increase in net assets resulting from operations                           7,101,377          2,549,724
                                                                        -------------      -------------
Distributions to Shareholders
 From net investment income
  Class A                                                                  (3,203,099)          (763,890)
  Class B                                                                  (2,394,223)        (1,415,914)
  Class Y                                                                         (49)                --
                                                                        -------------      -------------
  Total distributions to shareholders                                      (5,597,371)        (2,179,804)
                                                                        -------------      -------------
Capital Share Transactions (Note 7)
 Proceeds from sale of shares                                             169,053,248         39,889,219
 Reinvested distributions                                                   4,352,285          1,755,339
 Shares redeemed                                                          (82,572,822)       (19,273,346)
                                                                        -------------      -------------
 Change in net assets resulting from capital share transactions            90,832,711         22,371,212
                                                                        -------------      -------------
 Increase in net assets                                                    92,336,717         22,741,132
Net Assets
 Beginning of year                                                         54,707,722         31,966,590
                                                                        -------------      -------------
 End of year (including accumulated distributions in excess of
  net investment income of ($512,293) and ($95,798), respectively)      $ 147,044,439      $  54,707,722
                                                                        =============      =============

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
CLASS A SHARES


                                                                 YEAR           YEAR           YEAR              PERIOD
                                                                 ENDED          ENDED          ENDED             ENDED
                                                                9/30/98        9/30/97        9/30/96         9/30/95 (C)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                           $  12.62       $  12.50      $   12.68         $   12.74
                                                               --------       --------      --------         ----------
Income from investment operations
 Net investment income                                             0.70           0.77           0.82              0.22
 Net realized and unrealized gain (loss) on investments            0.15           0.12          (0.23)            (0.03)
                                                               --------       --------      ---------        ----------
 Total from investment operations                                  0.85           0.89           0.59              0.19
                                                               --------       --------      ---------        ----------
Less distributions
 From net investment income                                       (0.73)         (0.77)         (0.77)            (0.25)
                                                               --------       --------      ---------        ----------
Net asset value, end of period                                 $  12.74       $  12.62      $   12.50         $   12.68
                                                               ========       ========      =========        ==========
TOTAL RETURN*                                                      6.98%          7.33%          4.80%             1.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                       $ 93,135       $ 27,619      $   7,450         $   1,002
Ratio of expenses to average net assets                            0.86%          0.86%          0.86%             0.71% (a)
Ratio of expenses to average net assets excluding waiver           1.14%          1.12%          1.26%             1.00% (a)
Ratio of net investment income to average net assets               5.24%          6.00%          5.90%             4.10% (a)
Portfolio turnover rate                                             171%            75%           411%              126%

(a) Annualized.
(c) For the period from June 16, 1995 (initial offering of Class A Shares) to September 30, 1995.
 *  Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

SHORT-DURATION INCOME PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
CLASS B SHARES


                                                           YEAR         YEAR         YEAR
                                                           ENDED        ENDED        ENDED
                                                          9/30/98      9/30/97      9/30/96
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                    $  12.62     $  12.50     $  12.67
                                                        --------     --------     --------
Income from investment operations
 Net investment income                                      0.66         0.73         0.73
 Net realized and unrealized gain (loss) on
  investments                                               0.16         0.12        (0.17)
                                                        --------     --------     ---------
 Total from investment operations                           0.82         0.85         0.56
                                                        --------     --------     ---------
Less distributions
 From net investment income                                (0.69)       (0.73)       (0.73)
                                                        ---------    ---------    ---------
Net asset value, end of period                          $  12.75     $  12.62     $  12.50
                                                        =========    =========    =========
TOTAL RETURN*                                               6.68%        6.96%        4.53%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $ 53,908    $  27,089    $  24,517
Ratio of expenses to average net assets                     1.16%        1.16%        1.16%
Ratio of expenses to average net assets excluding
 waiver                                                     1.44%        1.42%        1.56%
Ratio of net investment income to average net assets        4.94%        5.70%        5.60%
Portfolio turnover rate                                      171%          75%         411%



                                                              PERIOD              PERIOD
                                                              ENDED               ENDED
                                                           9/30/95 (D)         12/31/94 (E)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $     12.18         $     12.50
                                                          -----------         -----------
Income from investment operations
 Net investment income                                           0.59                0.41
 Net realized and unrealized gain (loss) on
  investments                                                    0.52               (0.29)
                                                          -----------         -----------
 Total from investment operations                                1.11                0.12
                                                          -----------         -----------
Less distributions
 From net investment income                                     (0.62)              (0.44)
                                                          -----------         -----------
Net asset value, end of period                            $     12.67         $     12.18
                                                          ===========         ===========
TOTAL RETURN*                                                    9.22%               0.95%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $    19,871         $    17,144
Ratio of expenses to average net assets                          1.20%(a)            1.29% (a)
Ratio of expenses to average net assets excluding
 waiver                                                          1.70%(a)            1.29% (a)
Ratio of net investment income to average net assets             5.04%(a)            4.90% (a)
Portfolio turnover rate                                           126%                166%


CLASS Y SHARES

                                                                  PERIOD
                                                                  ENDED
                                                               9/30/98 (F)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                          $    12.57
                                                              ----------
Income from investment operations
 Net investment income                                              0.67
 Net realized and unrealized gain on investments                    0.16
                                                              ----------
 Total from investment operations                                   0.83
                                                              ----------
Less distributions
 From net investment income                                        (0.61)
                                                              ----------
Net asset value, end of period                                $    12.79
                                                              ==========
TOTAL RETURN*                                                       6.64%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                      $        1
Ratio of expenses to average net assets                             0.61% (a)
Ratio of expenses to average net assets excluding waiver            0.87% (a)
Ratio of net investment income to average net assets                6.10% (a)
Portfolio turnover rate                                              171%

(a) Annualized.
(d) For the period from January 1, 1995 to September 30, 1995.
(e) For the period from April 29, 1994 (commencement of operations) to December 31, 1994.
(f) For the period from November 19, 1997 (initial offering of Class Y shares) to September 30, 1998.
 *  Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR HIGH INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                PRINCIPAL
                                 AMOUNT        MARKET VALUE
CORPORATE BONDS - 79.65%
CONSUMER DISTRIBUTION - 7.13%
Aurora Foods, Inc. Senior
   Subordinated Notes,
   Series D, 9.88%, 2/15/07     $ 1,000,000   $  1,075,000
Big 5 Corporation Senior
   Notes, Series B, 10.88%,
   11/15/07                       1,000,000        955,000
CHS Electronics, Inc. Senior
   Notes, 9.88%, 4/15/05          1,000,000        925,000
Del Monte Foods Company
   Senior Discount Notes,
   12.50%, 12/15/07 (a)           1,500,000        870,000
Disco S.A. Notes, 9.88%,
   5/15/08 (a)                    1,000,000        675,000
Musicland Group, Inc. Senior
   Subordinated Notes-B,
   9.88%, 3/15/08                 1,500,000      1,432,500
Pantry, Inc. Senior Notes,
   12.50%, 11/15/00               1,148,000      1,202,530
Pantry, Inc. Senior
   Subordinated Notes,
   10.25%, 10/15/07               1,000,000        980,000
                                              ------------
                                                 8,115,030
                                              ------------
CONSUMER DURABLES - 9.48%
Aetna Industries, Inc. Senior
   Notes, 11.88%, 10/01/06        1,500,000      1,530,000
Cluett American Corporation
   Senior Subordinated Notes,
   10.13%, 5/15/08 (a)            1,000,000        920,000
Consoltex Group Senior
   Notes, 11.00%, 10/01/03          200,000        208,000
Decora Industries, Inc.
   Secured Notes, 11.00%,
   5/01/05 (a)                    1,000,000        907,500
Derby Cycle Corporation
   Senior Notes, 10.00%,
   5/15/08 (a)                    1,000,000        930,000
Galey & Lord, Inc. Senior
   Subordinated Notes,
   9.13%, 3/01/08                 1,500,000      1,316,250
MCII Holdings Senior
   Secured Discount Notes,
   15.00%, 11/15/02               1,000,000        825,000
Outsourcing Services Group
   Senior Subordinated Notes,
   10.88%, 3/01/06 (a)            1,150,000      1,092,500
Oxford Automotive, Inc.,
   10.13%, 6/15/07                1,000,000        965,000
Talon Automotive Group
   Senior Subordinated Notes,
   9.63%, 5/01/08 (a)             1,000,000        935,000


                                 PRINCIPAL
                                  AMOUNT       MARKET VALUE
CORPORATE BONDS (CONTINUED)
CONSUMER DURABLES (CONTINUED)
Venture Holdings Trust
   Senior Notes-B, 9.50%,
   7/01/05                      $ 1,175,000   $  1,151,500
                                              ------------
                                                10,780,750
                                              ------------
CONSUMER SERVICES - 14.23%
Americredit Corporation,
   9.25%, 2/01/04 (a)             1,000,000        965,000
Argosy Gaming Company,
   13.25%, 6/01/04 (a)            1,500,000      1,597,500
Booth Creek Ski Holdings
   Senior Notes-B, 12.50%,
   3/15/07                        1,000,000        985,000
Capstar Broadcasting Senior
   Discount Notes, 12.75%,
   2/01/09 (a)                    1,000,000        755,000
Carrols Corporation Senior
   Notes, 11.50%, 8/15/03         1,000,000      1,045,000
Diamond Cable
   Communications Senior
   Discount Notes, 11.75%,
   12/15/05                       1,500,000      1,207,500
Globo Communicacoes
   Senior Notes, 10.63%,
   12/05/08 (a)                   1,000,000        520,000
Grupo Televisa S.A. Senior
   Discount Notes-Euro,
   13.25%, 5/15/08                1,000,000        695,000
Hollywood Casino
   Corporation Senior Notes,
   12.75%, 11/01/03               1,000,000      1,045,000
Interep National Radio Sales,
   10.00%, 7/01/08 (a)            1,000,000        980,000
Isles of Capri Casinos,
   12.50%, 8/01/03                1,000,000      1,085,000
La Petite Academy LPA
   Holdings-B, 10.00%,
   5/15/08                        1,250,000      1,212,500
Majestic Star Casino, LLC,
   12.75%, 5/15/03                1,500,000      1,556,250
Northland Cable Television
   Senior Subordinated Notes,
   10.25%, 11/15/07               1,000,000      1,060,000
Silver Cinemas, Inc. Senior
   Subordinated Notes,
   10.50%, 4/15/05 (a)            1,000,000        955,000
Young American Corporation
   Senior Subordinated Notes,
   11.63%, 2/15/06 (a)            1,000,000        530,000
                                              ------------
                                                16,193,750
                                              ------------

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PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                   PRINCIPAL
                                    AMOUNT       MARKET VALUE
CORPORATE BONDS (CONTINUED)
ENERGY - 8.14%
Abraxas Petroleum Senior
   Notes, Series D, 11.50%,
   11/01/04                      $ 1,000,000   $    780,000
Dawson Production Services,
   Inc. Senior Notes, 9.38%,
   2/01/07                         1,000,000      1,002,500
Gothic Production
   Corporation, 11.13%,
   5/01/05                         1,000,000        760,000
Houston Exploration
   Company Senior
   Subordinated Notes-B,
   8.63%, 1/01/08                  1,000,000        960,000
Hurricane Hydrocarbons
   Senior Notes, 11.75%,
   11/01/04 (a)                    1,000,000        560,000
Moll Industries Senior
   Subordinated Notes,
   10.50%, 7/01/08 (a)             1,100,000      1,023,000
Ocean Energy, Inc. Senior
   Subordinated Notes-B,
   8.88%, 7/15/07                  1,000,000      1,010,000
Tesoro Petroleum
   Corporation Senior
   Subordinated Notes,
   9.00%, 7/01/08 (a)              1,000,000        967,500
Universal Compression, Inc.
   Senior Discount Notes,
   9.88%, 2/15/08 (a)              2,000,000      1,190,000
Vintage Petroleum Senior
   Subordinated Notes,
   8.63%, 2/01/09                  1,000,000      1,010,000
                                               ------------
                                                  9,263,000
                                               ------------
HEALTH CARE - 0.97%
Mariner Post-Acute Network
   Senior Subordinated Notes,
   10.50%, 11/01/07                1,500,000        832,500
Vencor, Inc. Senior
   Subordinated Notes,
   9.88%, 5/01/05 (a)                350,000        276,500
                                               ------------
                                                  1,109,000
                                               ------------
PRODUCER MANUFACTURING - 8.22%
Anthony Crane Rentals,
   10.38%, 8/01/08 (a)             1,000,000        940,000
Compass Aerospace
   Corporation, 10.13%,
   4/15/05 (a)                     1,000,000        985,000
Del Webb Corporation Senior
   Subordinated Debentures,
   9.38%, 5/01/09                    750,000        720,000
Dine S.A. de C.V., 8.75%,
   10/15/07 (a)                    1,000,000        720,000


                                   PRINCIPAL
                                    AMOUNT       MARKET VALUE
CORPORATE BONDS (CONTINUED)
PRODUCER MANUFACTURING (CONTINUED)
Hydrochemical Industrial
   Service Senior Subordinated
   Notes-B, 10.38%, 8/01/07      $ 1,000,000   $    940,000
Kevco, Inc. Senior
   Subordinated Notes,
   10.38%, 12/01/07                1,000,000        955,000
Outboard Marine
   Corporation, 10.75%,
   6/01/08 (a)                     1,000,000        945,000
Schuler Homes Senior Notes,
   9.00%, 4/15/08 (a)                750,000        701,250
Tekni-Plex, Inc. Senior
   Subordinated Notes-B,
   11.25%, 4/01/07                   500,000        522,500
Terex Corporation Senior
   Subordinated Notes,
   8.88%, 4/01/08 (a)              1,000,000        932,500
W. R. Carpenter North
   America Senior
   Subordinated Notes,
   10.63%, 6/15/07                 1,000,000        985,000
                                               ------------
                                                  9,346,250
                                               ------------
RAW MATERIALS/PRODUCTS INDUSTRIES - 4.28%
Acetex Corporation Senior
   Notes, 9.75%, 10/01/03            900,000        859,500
Anchor Lamina, Inc. Senior
   Subordinated Notes,
   9.88%, 2/01/08                    800,000        656,000
GS Technologies Operation,
   Inc. Senior Notes, 12.25%,
   10/01/05                          875,000        748,125
Hylsa S.A. de C.V. Bonds,
   9.25%, 9/15/07 (a)              1,000,000        685,000
Pioneer Americas Acquisition
   Senior Notes, 9.25%,
   6/15/07                         1,500,000      1,230,000
Vicap S.A.Guaranteed Notes,
   11.38%, 5/15/07 (a)             1,000,000        685,000
                                               ------------
                                                  4,863,625
                                               ------------
TECHNOLOGY - 3.10%
Advanced Micro Devices
   Senior Notes, 11.00%,
   8/01/03                         2,000,000      2,030,000
DecisionOne Holdings
   Discount Notes, 11.50%,
   8/01/08                         1,500,000        562,500
Dictaphone Corporation
   Senior Subordinated Notes,
   11.75%, 8/01/05                 1,000,000        930,000
                                               ------------
                                                  3,522,500
                                               ------------

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PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                 PRINCIPAL
                                  AMOUNT       MARKET VALUE
CORPORATE BONDS (CONTINUED)
TRANSPORTATION - 4.02%
Atlas Air, Inc. Senior Notes,
   10.75%, 8/01/05               $ 1,000,000   $   985,000
American Communication
   Lines, LLC Bonds, 10.25%,
   6/30/08 (a)                     1,000,000       990,000
Cenargo International
   PLC-1st Mortgage, 9.75%,
   6/15/08 (a)                     1,000,000       820,000
Greyhound Lines Senior
   Notes, 11.50%, 4/15/07          1,250,000     1,337,500
Pegasus Shipping Hellas
   Notes-A, 11.88%, 11/15/04         500,000       435,000
                                               -----------
                                                 4,567,500
                                               -----------
UTILITIES - 20.08%
American Cellular
   Corporation Senior Notes,
   10.50%, 5/15/08 (a)               500,000       487,500
Cathay International Limited
   Senior Notes, 13.00%,
   4/15/08 (a)                     1,000,000       600,000
CIA Transporte Energia
   Notes, 9.25%, 4/01/08 (a)       1,000,000       760,000
Clearnet Communications
   Senior Discount Notes,
   14.75%, 12/15/05                1,500,000     1,248,750
Comcast Cellular Holdings
   Senior Notes, 9.50%,
   5/01/07                         1,000,000     1,030,000
Crown Castle International
   Corporation Senior
   Discount Notes, 10.63%,
   11/15/07                          750,000       453,750
e.spire Communications, Inc.
   Senior Discount Notes,
   12.75% - 13.75%,
   4/01/06 - 7/15/07               1,050,000       985,000
Esprit Telecommunications
   Group PLC Senior Notes,
   11.50%, 10.88% - 11.50%,
   12/15/07 - 6/15/08 (a)          1,000,000       922,500
ICG Holdings, Inc. Discount
   Notes, 11.63% - 13.50%,
   9/15/05 - 3/15/07               1,500,000     1,103,750
Intermedia Communications
   Senior Discount Notes,
   8.60%, 6/01/08                    525,000       527,625
Intermedia Communications
   of Florida, 12.50%,
   5/15/06                           600,000       492,000
McLeodusa, Inc. Senior
   Discount Notes, 10.50%,
   3/01/07                         1,250,000       912,500


                                 PRINCIPAL
                                  AMOUNT       MARKET VALUE
CORPORATE BONDS (CONTINUED)
UTILITIES (CONTINUED)
MetroNet Communications
   Senior Discount Notes,
   9.95%, 6/15/08 (a)            $ 1,500,000   $   832,500
Microcell Telecommuni-
   cations Senior Discount
   Notes-B, 14.00%, 6/01/06        1,000,000       715,000
Millicom International
   Cellular Senior Discount
   Notes, 13.50%, 6/01/06          1,250,000       793,750
MJD Communications, Inc.,
   9.50%, 5/01/08 (a)                750,000       753,750
Netia Holdings Senior
   Discount Notes-B, 11.25%,
   11/01/07                        1,500,000       660,000
Optel Inc. Senior Notes,
   11.50%, 7/01/08 (a)               500,000       470,000
Pinnacle Holdings, Inc. Senior
   Discount Notes, 10.00%,
   3/15/08 (a)                       750,000       401,250
Price Communications
   Wireless, Inc. Senior
   Subordinated Notes,
   11.75%, 7/15/07                 1,000,000     1,035,000
Primus Telecommunications
   Group Strips, 11.75%,
   8/01/04                         1,000,000       945,000
PSINet, Inc. Senior Notes,
   Series B, 10.00%, 2/15/05       1,000,000     1,005,000
Rogers Cantel,
   Inc.Debentures, 9.38%,
   6/01/08                         1,000,000     1,020,000
Satelites Mexicanos Senior
   Notes, 10.13%,
   11/01/04 (a)                    1,000,000       685,000
SBA Communications
   Corporation Senior
   Discount Notes, 12.00%,
   3/01/08 (a)                     1,000,000       520,000

MENTOR HIGH INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------


                                   SHARES OR
                                   PRINCIPAL
                                     AMOUNT      MARKET VALUE
CORPORATE BONDS (CONTINUED)
UTILITIES (CONTINUED)
Spectrasite Holdings, Inc.
   Senior Discount Notes,
   12.00%, 7/15/08 (a)           $1,000,000    $    480,000
Sprint Spectrum Senior Notes,
   11.00%, 8/15/06                1,000,000       1,140,000
Startec Global
   Communications Units,
   12.00%, 5/15/08 (a)            1,000,000         870,000
Verio, Inc. Senior Notes,
   10.38%, 4/01/05 (a)            1,000,000         995,000
                                               ------------
                                                 22,844,625
                                               ------------
TOTAL CORPORATE BONDS
   (COST $99,855,713)                            90,606,030
                                               ------------
FOREIGN GOVERNMENT - 0.75%
Republic of Korea Bond,
   8.88%, 4/15/08 (cost
   $938,803)                      1,000,000         855,000
                                               ------------
PREFERRED STOCK - 0.80%
Rural Cellular Corporation
   (cost $900,000)                   10,000         910,000
                                               ------------
                                                 92,371,030
                                               ------------
SHORT TERM
   INVESTMENT - 14.24%
U.S. Government Agency
   Federal Home Loan Bank
   5.00%, 10/01/98
   (cost $16,195,000)            16,195,000      16,195,000
                                               ------------
TOTAL INVESTMENTS
   (COST $117,889,516)-95.44%                   108,566,030
OTHER ASSETS LESS
   LIABILITIES - 4.56%                            5,190,110
                                               ------------
NET ASSETS - 100.00%                           $113,756,140
                                               ============

(a) These are securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $107,457,273 and $5,763,938, respectively.



INCOME TAX INFORMATION
At September 30, 1998, the aggregated cost of investment securities for federal income tax purposes was $117,889,516. Net unrealized depreciation aggregated $9,323,486, of which $286,135, related to appreciated investment securities and $9,609,621, related to depreciated investment securities.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1998

ASSETS
Investments, at market value (cost
  $117,889,516)(Note 2)
Investment securities                           $108,566,030
Cash                                               2,492,668
Receivables
  Investments sold                                   485,622
  Fund shares sold                                 3,115,774
  Dividends and interest                           2,576,302
Deferred expenses (Note 2)                            17,486
                                                 ------------
     TOTAL ASSETS                                117,253,882
                                                 ------------
LIABILITIES
Payables
  Investments purchased         $ 2,981,590
  Fund shares redeemed              110,985
  Dividends                         371,873
Accrued expenses and other
  liabilities                        33,294
                                -----------
     TOTAL LIABILITIES                             3,497,742
                                                 ------------
NET ASSETS                                      $113,756,140
                                                 ============
Net Assets represented by: (Note 2)
  Additional paid-in capital                    $123,540,215
  Accumulated distributions
     in excess of net
     investment income                              (371,874)
  Accumulated net realized
     loss on investment
     transactions                                    (88,715)
  Net unrealized depreciation
     of investments                               (9,323,486)
                                                 ------------
NET ASSETS                                      $113,756,140
                                                 ============
NET ASSET VALUE PER SHARE
Class A Shares                                   $     10.92
Class B Shares                                   $     10.91
OFFERING PRICE PER SHARE
Class A Shares                                   $     11.46(a)
Class B Shares                                   $     10.91
SHARES OUTSTANDING
Class A Shares                                     4,658,188
Class B Shares                                     5,762,202

(a) Computation of offering price: 100/95.25 of net asset value.
(b) For the period from June 23, 1998 (commencement of operations) to September 30, 1998.


SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 1998 (B)

INVESTMENT INCOME
  Interest (Note 2)                                 $  2,037,403
                                                    ------------
EXPENSES
Management fee (Note 4)           $  175,891
Distribution fee (Note 5)             68,461
Shareholder service fee
  (Note 5)                            62,818
Administration fee (Note 4)           24,979
Transfer agent fee                    23,292
Custodian and accounting fees         16,350
Registration expenses                 11,840
Shareholder reports and
  postage expenses                     3,449
Legal fees                               753
Directors' fees and expenses             596
Audit fees                               521
Miscellaneous                          6,164
                                  ----------
  Total expenses                                         395,114
                                                    ------------
Deduct
Waiver of management fee
  (Note 4)                                              (175,891)
                                                    ------------
NET INVESTMENT INCOME                                  1,818,180
                                                    ------------
REALIZED AND UNREALIZED LOSS
  ON INVESTMENTS
Net realized loss on
  investments                        (88,715)
Change in unrealized
  depreciation on investments     (9,323,486)
                                  ----------
NET LOSS ON INVESTMENTS                               (9,412,201)
                                                    ------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                         $ (7,594,021)
                                                    ============

SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS


                                                                     PERIOD ENDED
                                                                     9/30/98 (B)
NET INCREASE IN NET ASSETS
Operations
 Net investment income                                              $   1,818,180
 Net realized loss on investments                                         (88,715)
 Change in unrealized depreciation on investments                      (9,323,486)
                                                                    -------------
 Decrease in net assets resulting from operations                      (7,594,021)
                                                                    -------------
Distributions to Shareholders
 From net investment income
  Class A                                                              (1,040,534)
  Class B                                                              (1,178,956)
 In excess of net investment income
  Class A                                                                       -
  Class B                                                                       -
                                                                    -------------
 Total distributions to shareholders                                   (2,219,490)
                                                                    -------------
Capital Share Transactions (Note 7)
 Proceeds from sale of shares                                         126,286,107
 Reinvested distributions                                               1,281,553
 Shares redeemed                                                       (3,998,009)
                                                                    -------------
 Change in net assets resulting from capital share transactions       123,569,651
                                                                    -------------
 Increase in net assets                                               113,756,140
Net Assets
 Beginning of period                                                            -
                                                                    -------------
 End of period (including accumulated distributions in excess
  of net investment income of ($371,874) )                          $ 113,756,140
                                                                    =============

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
CLASS A SHARES

                                                              PERIOD ENDED
                                                              9/30/98 (B)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $    12.00
                                                             ----------
 Income from investment operations
 Net investment income                                             0.24
 Net realized and unrealized loss on investments                  (1.04)
                                                             ----------
 Total from investment operations                                 (0.80)
                                                             ----------
Less distributions
 From net investment income                                       (0.28)
                                                             ----------
Net asset value, end of period                               $    10.92
                                                             ==========
TOTAL RETURN*                                                     (6.75%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $   50,887
Ratio of expenses to average net assets                            0.60% (a)
Ratio of expenses to average net asset excluding waiver            1.30% (a)
Ratio of net investment income to average net assets               7.36% (a)
Portfolio turnover rate                                              27%

(a) Annualized.
(b) For the period from June 23, 1998 (commencement of operations) to September 30, 1998.
* Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
CLASS B SHARES

                                                              PERIOD ENDED
                                                              9/30/98 (C)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                         $    12.00
                                                             ----------
 Income from investment operations
 Net investment income                                             0.22
 Net realized and unrealized loss on investments                  (1.05)
                                                             ----------
 Total from investment operations                                 (0.83)
                                                             ----------
Less distributions
 From net investment income                                       (0.26)
                                                             ----------
Net asset value, end of period                               $    10.91
                                                             ==========
TOTAL RETURN*                                                     (6.95%)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $   62,869
Ratio of expenses to average net assets                            1.10% (a)
Ratio of expenses to average net asset excluding waiver            1.80% (a)
Ratio of net investment income to average net assets               6.87% (a)
Portfolio turnover rate                                              27%

(a) Annualized.
(c) For the period from June 23, 1998 (commencement of operations) to September 30, 1998.
* Total return does not reflect sales commissions and is not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

NOTE 1: ORGANIZATION

Mentor Funds is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Mentor Funds consists of twelve separate Portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at September 30, 1998, as follows:


      Mentor Growth Portfolio ("Growth Portfolio")
      Mentor Perpetual Global Portfolio
       ("Global Portfolio")
      Mentor Capital Growth Portfolio
       ("Capital Growth Portfolio")
      Mentor Strategy Portfolio ("Strategy Portfolio")
      Mentor Income and Growth Portfolio
       ("Income and Growth Portfolio")
      Mentor Balanced Portfolio
       ("Balanced Portfolio")
      Mentor Municipal Income Portfolio
       ("Municipal Income Portfolio")
      Mentor Quality Income Portfolio
       ("Quality Income Portfolio")
      Mentor Short-Duration Income Portfolio
       ("Short-Duration Income Portfolio")
      Mentor High Income Portfolio
       ("High Income Portfolio")
      Mentor U.S. Government Money Market Portfolio ("Government Portfolio") Mentor Money Market Portfolio
       ("Money Market Portfolio")


The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.


These financial statements do not include Money Market Portfolio and the U.S. Government Money Market Portfolio.

Mentor Funds currently issues three classes of shares. Class A shares are sold subject to a maximum sales charge of 5.75% (4.75% for the Quality Income Portfolio, Municipal Income Portfolio and High Income Portfolio and 1% for Short-Duration Income Portfolio) payable at the time of purchase. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption which decreases depending on when shares were purchased and how long they have been held. Class Y shares are sold to institutions and high net-worth individual investors and are not subject to any sales or contingent deferred sales charges.


During the year, the Balanced Portfolio added two classes of shares designated as Class A and Class Y and designated its existing class of shares as Class B. Shareholders of the Balanced Portfolio who on September 16, 1998, held Class B shares had such shares converted to Class Y shares having an aggregate value equal to that of the shareholder's Class B shares prior to the conversion.



NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.


(a) Valuation of Securities - Listed securities held by the Growth Portfolio, Global Portfolio, Capital Growth Portfolio, Strategy Portfolio, Income and Growth Portfolio, and Balanced Portfolio traded on national stock exchanges and over-the-counter securities quoted on the NASDAQ National Market

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

System are valued at the last reported sales price or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the advisor of the Portfolios as the primary market. Securities traded in the over-the-counter market, other than those quoted on the NASDAQ National Market System, are valued at the last available bid price. Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by the Board of Trustees.


U.S. Government obligations held by the Income and Growth Portfolio, Balanced Portfolio, Quality Income Portfolio, Short-Duration Income Portfolio, and High Income Portfolio are valued at the mean between the over-the-counter bid and asked prices as furnished by an independent pricing service. Listed corporate bonds, other fixed income securities, mortgage backed securities, mortgage related, asset-backed and other related securities are valued at the prices provided by an independent pricing service. Security valuations not available from an independent pricing service are provided by dealers approved by the Portfolios' Board of Trustees. In determining value, the pricing services use information with respect to transactions in such securities, market transactions in comparable securities, various relationships between securities, and yield to maturity.


Municipal bonds, held by the Municipal Income Portfolio, are valued at fair value. An independent pricing service values the Portfolio's municipal bonds taking into consideration yield, stability, risk, quality, coupon, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it deems relevant in determining valuations for normal institutional size trading units of debt securities. The pricing service does not rely exclusively on quoted prices. Short-term investments with remaining maturities of 60 days or less shall be their amortized cost value unless the particular circumstances of the security indicate otherwise.


Foreign currency amounts are translated into United States dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange, purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains/losses are a component of unrealized appreciation/depreciation of investments.


Net realized foreign currency gains and losses include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of investment gains and losses related to foreign currency fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.


(b) Repurchase Agreements -- It is the policy of Mentor Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by Mentor Funds to monitor, on a daily basis, the market value of each repurchase agreement's

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

underlying securities to ensure the existence of a proper level of collateral.


Mentor Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by Mentor Funds' adviser to be creditworthy pursuant to guidelines established by the Mentor Funds' Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, Mentor Funds could receive less than the repurchase price on the sale of collateral securities.


(c) Borrowings -- Each of the Portfolios (except for the Growth Portfolio, Strategy Portfolio and Municipal Income Portfolio) may, under certain circumstances, borrow money directly or through dollar-roll and reverse repurchase agreements (arrangements in which the Portfolio sells a security for a percentage of its market value with an agreement to buy it back on a set date). Each Portfolio may borrow up to one-third of the value of its net assets.


The average daily balance of reverse repurchase agreements outstanding for Quality Income Portfolio during the year ended September 30, 1998, was approximately $16,388,088 or $1.24 per share based on average shares outstanding during the period at a weighted average interest rate of 5.16%. The maximum amount of borrowings outstanding for any day during the period was $71,061,218 (including accrued interest), as of September 17, 1998, at an interest rate of 5.52% and was 26.09% of total assets at that date.


The average daily balance of reverse repurchase agreements outstanding for Short-Duration Income Portfolio during the year ended September 30, 1998, was approximately $6,026,021 or $0.72 per share based on average shares outstanding during the period at a weighted average interest rate of 5.55%. The maximum amount of borrowings outstanding for any day during the period was $35,037,791 (including accrued interest), as of September 3, 1998, at an interest rate of 5.55% and was 18.35% of total assets at that date.


(d) Portfolio Securities Loaned -- Each of the Portfolios (except for Municipal Income Portfolio) is authorized by the Board of Trustees to participate in securities lending transactions.


The Portfolios may receive fees for participating in lending securities transactions. During the period that a security is out on loan, Portfolios continue to receive interest or dividends on the securities loaned. The Portfolio receives collateral in an amount at least equal to, at all times, the fair value of the securities loaned plus interest. When cash is received as collateral, the Portfolios record an asset and obligation for the market value of that collateral. Cash received as collateral may be reinvested, in which case that security is recorded as an asset of the Portfolio. Variations in the market value of the securities loaned occurring during the term of the loan are reflected in the value of the Portfolio.


At September 30, 1998, certain Portfolios had loaned securities to brokers which were collateralized by cash, U.S. Treasury securities and letters of credit. Cash collateral at September 30, 1998 was reinvested in U.S. Treasury and high quality money market instruments. Income from securities lending activities amounted to $283,424, $50,923, $25,753, $88,906, $47,564, $702, and
$46,419, for the Growth Portfolio, Global Portfolio, Capital Growth Portfolio, Strategy Portfolio, Income and Growth Portfolio, Balanced Portfolio and Quality Income Portfolio, respectively for the year ended September 30, 1998.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

Among the risks to a Portfolio from securities lending are that the borrower may not provide additional collateral when required or return the securities when due. At September 30, 1998, the value of the securities on loan and the value of the related collateral were as follows:



                         SECURITIES           CASH         SECURITIES      TRI-PARTY
PORTFOLIO                 ON LOAN          COLLATERAL      COLLATERAL     COLLATERAL
-------------------   ---------------   ---------------   ------------   ------------
Growth                $106,657,061      $115,219,699      $771,567       $       -
Global                  11,714,972        12,707,641             -               -
Capital Growth          14,483,537        15,562,984             -               -
Strategy                58,005,353        60,165,776       215,110               -
Income and Growth       47,343,071        40,344,784         6,360       7,911,321
Balanced                 2,544,039         2,639,420             -          39,456
Quality Income           3,244,448         1,605,500             -       1,687,662
-------------------   ------------      ------------      --------       ---------

(e) Dollar Roll Transactions -- Each of the Portfolios (except for the Growth, Strategy and Municipal Income Portfolios) may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. In a dollar-roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories.


(f) Security Transactions and Investment Income -- Security transactions for the Portfolios are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Interest income (except for Municipal Income Portfolio) includes interest and discount earned (net of premium) on short-term obligations, and interest earned on all other debt securities including original issue discount as required by the Internal Revenue Code. Dividends to shareholders and capital gain distributions, if any, are recorded on the ex-dividend date.

Interest income for the Municipal Income Portfolio includes interest earned net of premium, and original issue discount as required by the Internal Revenue Code.


(g) Federal Income Taxes -- No provision for federal income taxes has been made since it is each Portfolio's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.


Dividends paid by the Municipal Income Portfolio representing net interest received on tax-exempt municipal securities are not includable by shareholders as gross income for federal income tax purposes because the Portfolio intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Portfolio to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private purpose municipal bonds issued after August 7, 1986, may by considered a tax preference item to shareholders.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

At September 30, 1998, capital loss carryforwards for federal tax purposes were as follows:


                   MUNICIPAL            QUALITY
  EXPIRES      INCOME PORTFOLIO     INCOME PORTFOLIO
-----------   ------------------   -----------------
9/30/2001     $        -           $   244,512
9/30/2002              -             3,678,547
9/30/2003        317,478             7,326,035
9/30/2004      1,616,817             1,708,773
9/30/2005              -             1,325,149
9/30/2006        295,480                     -
              ----------           -----------
              $2,229,775           $14,283,016
              ==========           ===========

Such capital loss carryforwards will reduce the Portfolios' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise relieve the Portfolios of any liability for federal tax.


(h) When-Issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. To the extent the Portfolios engage in such transactions, they will do so for the purpose of acquiring portfolio securities consistent with their investment objectives and policies and not for the purpose of investment leverage. The Portfolios will record a when-issued security and the related liability on the trade date. Until the securities are received and paid for, the Portfolios will maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily, and begin earning interest on the settlement date.


(i) Futures Contracts -- In order to gain exposure to or protect against declines in security values, the Portfolios may buy and sell futures contracts. The Portfolios may also buy or write put or call options on futures contracts.

The Portfolios may sell futures contracts to hedge against declines in the value of portfolios securities. The Portfolios may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities. The Portfolios will segregate assets to cover its commitments under such speculative futures contracts.


Upon entering into a futures contract, the Portfolios are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolios each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolios recognize a realized gain or loss when the contract is closed. For the year ended September 30, 1998, Strategy Portfolio, Municipal Income Portfolio and Short-Duration Income Portfolio had realized losses of $1,950,741, $923,251, and $88,910, respectively, on closed futures contracts.


Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. At September 30, 1998, Strategy Portfolio and Municipal Income Portfolio had open positions in the following futures contracts:

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------



                                                                                                            NET
                      NUMBER OF                                                        NOTIONAL         UNREALIZED
PORTFOLIO             CONTRACTS     POSITION         CONTRACTS        EXPIRATION         VALUE         DEPRECIATION
------------------   -----------   ----------   ------------------   ------------   --------------   ----------------
Strategy                 734         Short      U.S. Long Bond          Dec-98      $73,400,000      ($3,871,838)
Municipal Income          90         Short      Muni Bond Future        Dec-98      $ 9,000,000      ($  225,729)
------------------       ---       ----------   ------------------      ------      -----------       ----------

(j) Options - In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Portfolios may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.


The Portfolios generally purchase put options or write covered call options to hedge against adverse movements in the value of portfolio holdings. The Portfolios may also use options for speculative purposes, although they do not employ options for this at the present time. The Portfolios will segregate assets to cover their obligations under option contracts.


Options contracts are valued daily based upon the last sales price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Portfolios will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. For the year ended September 30, 1998, Municipal Income Portfolio had a net realized gain of $10,940 on closed option contracts.


The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised or the counterparty is unwilling or unable to perform. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty. Activity in written options for the Municipal Income Portfolio for the year ended September 30, 1998, was as follows:



                             PREMIUM
                            RECEIVED        FACE VALUE
                          ------------   ---------------
Options outstanding at
   September 30, 1997    $ 36,693       $ 10,000,000
Options written            53,274         21,000,000
Options closed            (49,292)       (20,000,000)
Options expired           (40,675)       (11,000,000)
-----------------------   --------       ------------
Options outstanding at
   September 30, 1998     $     -        $         -
-----------------------   --------       ------------

(k) Residual Interests - A derivative security is any investment that derives its value from an underlying security, asset, or market index. Quality Income Portfolio and Short-Duration Income Portfolio invest in mortgage security residual interests ("residuals") which are considered derivative securities. The Portfolios' investments in residuals have been primarily in securities issued by proprietary mortgage trusts. While these entities have been highly leveraged, often having indebtedness of up to 95% of their total value, the Portfolios have not incurred any indebtedness in the course of making these residual investments; nor have the Portfolios' assets been

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

pledged to secure the indebtedness of the issuing structure or the Portfolios' investment in the residuals. In consideration of the risk associated with investment in residual securities, it is the Portfolios' policy to limit their exposure at the time of purchase to no more than 20% of their total assets.


(l) Interest-Rate Swap - An interest-rate swap is a contract between two parties on a specified principal amount (referred to as the notional principal) for a specified period. In the most common instance, a swap involves the exchange of streams of variable and fixed-rate interest payments. During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market the value of the swap. When the swap is terminated, the Fund will record a realized gain or loss. At September 30, 1998, there were no open interest rate swap agreements.


(m) Deferred Expenses - Costs incurred by the Portfolios in connection with their initial share registration and organization costs were deferred by the Portfolios and are being amortized on a straight-line basis over a five-year period.


(n) Distributions - Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, certain futures and deferral of wash sales and equalization deficits.


The Growth Portfolio, Capital Growth Portfolio and Strategy Portfolio also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the distributions for income tax purposes.

NOTE 3: DIVIDENDS

Dividends will be declared daily and paid monthly to all shareholders invested in Municipal Income Portfolio, Quality Income Portfolio, Short-Duration Income Portfolio and High Income Portfolio. Dividends are declared and paid annually to all shareholders invested in the Growth Portfolio, Capital Growth Portfolio, Strategy Portfolio, Global Portfolio and Balanced Portfolio. Dividends are declared and paid quarterly to all shareholders invested in Income and Growth Portfolio. Dividends will be reinvested in additional shares of the same class and Portfolio on payment dates at the ex-dividend date net asset value without a sales charge unless cash payments are requested by shareholders in writing to Mentor Investment Group, LLC. Dividends of all Portfolios are paid to shareholders of record on the record date. Capital gains realized by each Portfolio, if any, are paid annually.



NOTE 4: INVESTMENT ADVISORY AND MANAGEMENT AND ADMINISTRATION AGREEMENTS

Mentor Investment Advisors, LLC ("Mentor Advisors"), the Portfolios' investment advisor, receives for its services an annual investment advisory fee not to exceed the following percentages of the average daily net assets of the particular Portfolio: Growth Portfolio, 0.70%; Capital Growth Portfolio, 0.80%; Strategy Portfolio, 0.85%; Income and Growth Portfolio, 0.75%; Balanced Portfolio, 0.75%; Municipal Income Portfolio, 0.60%; Quality Income Portfolio, 0.60%; Short-Duration Income Portfolio, 0.50%; and High Income Portfolio, 0.70%.


Mentor Advisors pays Van Kampen American Capital Management, Inc., the sub-advisor to Municipal Income Portfolio, an annual fee expressed as a percentage of the Portfolio's average net assets as

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

follows: 0.25% of the first $60 million of the Portfolio's average net assets and 0.20% of the Portfolio's average net assets over $60 million.


For the period from October 1, 1997 to June 30, 1998, Wellington Management Company, LLC, the sub-advisor to the Income and Growth Portfolio, received from the Investment Adviser an annual fee expressed as a percentage of that Portfolio's assets as follows: 0.325% on the first $50 million of the Portfolio's average net assets, 0.275% on the next $150 million of the Portfolio's average net assets, 0.225% of the next $300 million of the Portfolio's average net assets, and 0.200% of the Portfolio's net assets over $500 million. Effective July 1, 1998, the sub-advisor to the Income and Growth Portfolio received the following fees: 0.325% on the first $50 million of the Portfolio's average net assets, 0.250% on the next $150 million of the Portfolio's average net assets, and 0.200% of the Portfolio's average net assets over $150 million.


Van Kampen American Capital Management, Inc., the sub-advisor to the High Income Portfolio receives from the Investment Advisor an annual fee of 0.20% of the Portfolio's average daily net assets.


No performance or incentive fees are paid to the sub-advisors. Under certain Sub-Advisory Agreements, the particular sub-advisor may, from time to time, voluntarily waive some or all of its sub-advisory fee charged to the Investment Advisor and may terminate any such voluntary waiver at any time in its sole discretion.


The Global Portfolio has entered into an Investment Advisory Agreement with Mentor Perpetual Advisors, LLC ("Mentor Perpetual"). Mentor Perpetual is owned equally by Mentor and Perpetual PLC, a diversified financial services holding company. Under this agreement, Mentor Perpetual's management fee is accrued daily and paid monthly at an annual rate of 1.10% applied to the average daily net assets of the Portfolio up to and including $75 million and 1.00% of its average daily net assets in excess of $75 million.


For the year ended September 30, 1998, Mentor Advisors and sub-advisors, earned and voluntarily waived the following management fees:



                                       MANAGEMENT
                         MANAGEMENT       FEE         SUB ADVISOR
                             FEE      VOLUNTARILY         FEE
PORTFOLIO                  EARNED        WAIVED     EARNED/(WAIVED)
----------------------- ------------ ------------- ----------------
Growth                  $4,204,377   $     -       $     -
Global                   1,612,495         -             -
Capital Growth           2,153,467         -             -
Strategy                 2,420,122         -             -
Income and Growth        1,638,729         -       575,028
Balanced                    31,721         -        20,856
Municipal Income           557,332         -       216,114
Quality Income           1,025,941   204,530             -
Short-Duration Income      504,097   180,523             -
High Income                175,891   175,891       (51,279)
----------------------- ----------   -------       -------

Administrative personnel and services are provided by Mentor, under an Administration Agreement, at an annual rate of 0.10% of the average daily net assets of each Portfolio. For the year ended September 30, 1998, Mentor earned the following administration fees:



                                              ADMINISTRATION
                           ADMINISTRATION     FEE VOLUNTARILY
PORTFOLIO                    FEE EARNED           WAIVED
-----------------------   ----------------   ----------------
Growth                    $600,625           $     -
Global                     153,750                 -
Capital Growth             269,183                 -
Strategy                   284,720                 -
Income and Growth          218,497                 -
Balanced                     4,219             4,219
Municipal Income            92,888                 -
Quality Income             174,343                 -
Short-Duration Income      101,237           101,237
High Income                 24,979                 -
-----------------------   --------           -------

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

The Portfolios also provide direct reimbursement to Mentor for certain legal and compliance administration, investor relation and operation related costs not covered under the Investment Management Agreement. For the year ended September 30, 1998, these direct reimbursements were as follows:



                               DIRECT
PORTFOLIO                  REIMBURSEMENTS
-----------------------   ---------------
Growth                    $26,735
Global                      6,902
Capital Growth             12,494
Strategy                   12,317
Income and Growth          10,079
Municipal Income            4,318
Quality Income              7,964
Short-Duration Income       5,085
-----------------------   -------

NOTE 5: DISTRIBUTION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Class B shares of the Portfolios have adopted a Distribution Plan (the
Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under a Distribution Agreement between the Portfolios and Mentor Distributors, LLC ("Mentor Distributors") a wholly-owned subsidiary of BYSIS Fund Services, Inc., Mentor Distributors was appointed distributor of the Portfolios. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Portfolios pay a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.75% of the Portfolios' average daily net assets for the Growth Portfolio, Capital Growth Portfolio, Strategy Portfolio, Income and Growth Portfolio, Balanced Portfolio and Global Portfolio, 0.50% of the average daily net assets of the Quality Income Portfolio, High Income Portfolio and Municipal Income Portfolio, and 0.30% of the average daily net assets for the Short-Duration Income Portfolio.

Mentor Distributors may select financial institutions, such as investment dealers and banks to provide sales support services as agents for their clients or customers who beneficially own Class B shares of the Portfolios. Financial institutions will receive fees from Mentor Distributors based upon Class B shares owned by their clients or customers.


Mentor Funds has adopted a Shareholder Servicing Plan (the "Service Plan") with Mentor Distributors with respect to Class A and Class B shares of each Portfolio. Under the Service Plan, financial institutions will enter into shareholder service agreements with the Portfolios to provide administrative support services to their customers who from time to time may be owners of record or beneficial owners of Class A or Class B shares of one or more Portfolios. In return for providing these support services, a financial institution may receive payments from one or more Portfolios at a rate not exceeding 0.25% of the average daily net assets of the Class A or Class B shares of the particular Portfolio or Portfolios beneficially owned by the financial institution's customers for whom it is holder of record or with whom it has a servicing relationship.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

Presently, the Portfolios' class specific expenses are limited to expenses incurred by a class of shares pursuant to its respective Distribution Plan. Under the Distribution Plan, shareholder service fees are charged in Class A and B and distribution fees are charged to Class B. For the year ended September 30, 1998, distribution fees and shareholder servicing fees were as follows:




                              CLASS B          CLASS B        SHAREHOLDER SERVICE FEE
                           DISTRIBUTION     DISTRIBUTION    ---------------------------    SHAREHOLDER SERVICE
PORTFOLIO                       FEE          FEE WAVIED       CLASS A        CLASS B           FEE WAIVED
-----------------------   --------------   --------------   -----------   -------------   --------------------
Growth                      $3,638,580         $    --       $255,596      $1,233,864            $   --
Global                         734,020              --        146,546         237,827                --
Capital Growth               1,227,717              --        283,728         389,229                --
Strategy                     1,875,172              --         77,994         633,805                --
Income and Growth              986,604              --        222,501         323,741                --
Balanced                        30,319          29,451          3,517           6,695             9,738
Municipal Income               257,381              --        108,151         124,069                --
Quality Income                 467,042              --        195,196         232,278                --
Short-Duration Income          133,476              --        160,078          91,969                --
High Income                     68,461              --         28,187          34,631                --
-----------------------     ----------         -------       --------      ----------            ------

NOTE 6: FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

In connection with portfolio purchases and sales of securities denominated in a foreign currency, Global Portfolio may enter into forward foreign currency exchange contracts ("contracts"). Additionally, from time to time Global Portfolio may enter into contracts to hedge certain foreign currency assets. Contracts are recorded at market value. Realized gains and losses arising from such transactions are included in net gain (loss) on investments and forward foreign currency exchange contracts. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract. At September 30, 1998, Global Portfolio had outstanding forward contracts as set forth below.



                                  CONTRACTS                                     NET UNREALIZED
                                 TO DELIVER/                    IN EXCHANGE     APPRECIATION/
       SETTLEMENT DATE           RECEIVE          VALUE           FOR         (DEPRECIATION)
----------------------------- -------------   ------------   -------------   ---------------
PURCHASES
10/01/98   British Pound             34,560     $  58,716       $   58,925        $    (209)
10/01/98   British Pound             19,415        32,985           33,102             (117)
SALES
10/01/98   British Pound             32,471        55,166           55,362              196
10/02/98   British Pound             33,054        56,156           56,356              200
10/02/98   British Pound             36,586        62,159           62,380              221
10/30/98   French Franc           3,859,918       689,505          685,598           (3,907)
3/18/99    Hong Kong Dollar       7,928,000     1,006,040        1,000,000           (6,040)
11/30/98   Singapore Dollar         885,000       524,787          500,000          (24,787)
--------   ------------------     ---------     ---------       ----------        ---------

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

NOTE 7: CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Portfolio shares were as follows:



                                                                             MENTOR GROWTH PORTFOLIO
                                                       -------------------------------------------------------------------
                                                                   YEAR ENDED                        YEAR ENDED
                                                                    9/30/98                           9/30/97
                                                       ---------------------------------- --------------------------------
                                                            SHARES           DOLLARS           SHARES          DOLLARS
                                                       ---------------- ----------------- --------------- ----------------
CLASS A:
Shares sold                                                12,016,618    $  210,103,016       5,018,131    $  82,270,375
Shares issued upon reinvestment of distributions              346,751         6,474,795         369,088        5,744,163
Shares redeemed                                           (12,306,743)     (213,035,017)     (2,301,180)     (37,823,031)
                                                          -----------    --------------      ----------    -------------
Change in net assets from capital share transactions           56,626    $    3,542,794       3,086,039    $  50,191,507
                                                          ===========    ==============      ==========    =============
CLASS B:
Shares sold                                                 4,138,131    $   73,047,883       5,392,199    $  86,290,167
Shares issued upon reinvestment of distributions            1,667,456        30,460,604       3,348,283       51,489,284
Shares redeemed                                            (4,698,527)      (80,890,251)     (3,140,076)     (49,890,633)
                                                          -----------    --------------      ----------    -------------
Change in net assets from capital share transactions        1,107,060    $   22,618,236       5,600,406    $  87,888,818
                                                          ===========    ==============      ==========    =============
CLASS Y: (A)
Shares sold                                                 1,786,672    $   30,602,698               -                -
Shares issued upon reinvestment of distributions                    1                10               -                -
Shares redeemed                                               (53,808)         (894,152)              -                -
                                                          -----------    --------------      ----------    -------------
Change in net assets from capital share transactions        1,732,865    $   29,708,556               -                -
                                                          ===========    ==============      ==========    =============


                                                                          MENTOR PERPETUAL GLOBAL PORTFOLIO
                                                         -------------------------------------------------------------------
                                                                     YEAR ENDED                         YEAR ENDED
                                                                      9/30/98                            9/30/97
                                                         ----------------------------------   ------------------------------
                                                              SHARES            DOLLARS           SHARES          DOLLARS
                                                         ---------------   ----------------   -------------   --------------
CLASS A:
Shares sold                                                  2,057,945      $  42,154,809       1,732,413      $ 32,107,036
Shares issued upon reinvestment of distributions               113,726          2,255,270          26,897           463,738
Shares redeemed                                             (1,275,534)       (25,637,616)       (270,161)       (5,115,471)
                                                            ----------      -------------       ---------      ------------
Change in net assets from capital share transactions           896,137      $  18,772,463       1,489,149      $ 27,455,303
                                                            ==========      =============       =========      ============
CLASS B:
Shares sold                                                  1,821,588      $  36,737,964       2,325,365      $ 42,416,589
Shares issued upon reinvestment of distributions               232,932          4,477,444          91,695         1,544,189
Shares redeemed                                               (983,971)       (18,930,107)       (447,724)       (8,352,236)
                                                            ----------      -------------       ---------      ------------
Change in net assets from capital share transactions         1,070,549      $  22,285,301       1,969,336      $ 35,608,542
                                                            ==========      =============       =========      ============
CLASS Y: (A)
Shares sold                                                         53      $       1,000               -                 -
Shares issued upon reinvestment of distributions                     -                  8               -                 -
Shares redeemed                                                      -                  -               -                 -
                                                            ----------      -------------       ---------      ------------
Change in net assets from capital share transactions                53      $       1,008               -                 -
                                                            ==========      =============       =========      ============

(a) For the period from November 19, 1997 (initial offering of Class Y Shares) to September 30, 1998.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

NOTE 7: CAPITAL SHARE TRANSACTIONS (CONTINUED)



                                                                           MENTOR CAPITAL GROWTH PORTFOLIO
                                                         --------------------------------------------------------------------
                                                                    YEAR ENDED                          YEAR ENDED
                                                                      9/30/98                            9/30/97
                                                         ---------------------------------   --------------------------------
                                                              SHARES           DOLLARS           SHARES           DOLLARS
                                                         ---------------   ---------------   -------------   ----------------
CLASS A:
Shares sold                                                  5,110,051      $ 121,415,173      1,422,449      $  28,161,248
Shares issued upon reinvestment of distributions               278,288          5,833,664        264,769          4,552,490
Shares redeemed                                             (1,926,775)       (45,709,577)      (404,403)        (7,959,184)
                                                            ----------      -------------      ---------      -------------
Change in net assets from capital share transactions         3,461,564      $  81,539,260      1,282,815      $  24,754,554
                                                            ==========      =============      =========      =============
CLASS B:
Shares sold                                                  4,375,173      $  98,931,464      1,749,992      $  33,332,019
Shares issued upon reinvestment of distributions               507,715         10,256,056        596,606          9,983,395
Shares redeemed                                             (1,063,324)       (23,712,167)      (711,342)       (13,428,205)
                                                            ----------      -------------      ---------      -------------
Change in net assets from capital share transactions         3,819,564      $  85,475,353      1,635,256      $  29,887,209
                                                            ==========      =============      =========      =============
CLASS Y: (A)
Shares sold                                                         48      $       1,000              -                  -
Shares issued upon reinvestment of distributions                     1                 12              -                  -
Shares redeemed                                                                         -              -                  -
                                                            ----------      -------------      ---------      -------------
Change in net assets from capital share transactions                49      $       1,012              -                  -
                                                            ==========      =============      =========      =============


                                                                           MENTOR STRATEGY PORTFOLIO
                                                       ------------------------------------------------------------------
                                                                  YEAR ENDED                        YEAR ENDED
                                                                    9/30/98                          9/30/97
                                                       --------------------------------- --------------------------------
                                                            SHARES          DOLLARS           SHARES          DOLLARS
                                                       --------------- ----------------- --------------- ----------------
CLASS A:
Shares sold                                                  508,748     $   7,933,524       1,695,322    $  28,517,096
Shares issued upon reinvestment of distributions             444,548         6,836,196          91,017        1,513,610
Shares redeemed                                           (1,529,689)      (24,220,890)       (742,169)     (12,677,413)
                                                          ----------     -------------       ---------    -------------
Change in net assets from capital share transactions        (576,393)   ($   9,451,170)      1,044,170    $  17,353,293
                                                          ==========     =============       =========    =============
CLASS B:
Shares sold                                                  564,916     $   8,678,121       2,587,894    $  43,129,553
Shares issued upon reinvestment of distributions           3,423,558        51,517,305       1,291,000       21,237,045
Shares redeemed                                           (7,097,154)     (108,934,512)     (3,591,125)     (60,432,366)
                                                          ----------     -------------      ----------    -------------
Change in net assets from capital share transactions      (3,108,680)   ($  48,739,086)        287,769    $   3,934,232
                                                          ==========     =============      ==========    =============
CLASS Y: (A)
Shares sold                                                       67     $       1,001               -                -
Shares redeemed                                                    -                 -               -                -
                                                          ----------     -------------      ----------    -------------
Change in net assets from capital share transactions              67     $       1,001               -                -
                                                          ==========     =============      ==========    =============

(a) For the period from November 19, 1997 (initial offering of Class Y Shares) to September 30, 1998.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

NOTE 7: CAPITAL SHARE TRANSACTIONS (CONTINUED)



                                                                          MENTOR INCOME AND GROWTH PORTFOLIO
                                                         ---------------------------------------------------------------------
                                                                     YEAR ENDED                          YEAR ENDED
                                                                      9/30/98                             9/30/97
                                                         ----------------------------------   --------------------------------
                                                              SHARES            DOLLARS           SHARES           DOLLARS
                                                         ---------------   ----------------   -------------   ----------------
CLASS A:
Shares sold                                                  2,515,923      $  49,323,113       1,945,245      $  37,552,063
Shares issued upon reinvestment of distributions               371,373          7,153,831         179,904          3,303,336
Shares redeemed                                               (915,370)       (18,005,450)       (305,497)        (5,925,176)
                                                             ---------      -------------       ---------      -------------
Change in net assets from capital share transactions         1,971,926      $  38,471,494       1,819,652      $  34,930,223
                                                             =========      =============       =========      =============
CLASS B:
Shares sold                                                  2,642,784      $  51,766,483       1,913,241      $  36,687,335
Shares issued upon reinvestment of distributions               559,471         10,748,481         450,665          8,192,160
Shares redeemed                                             (1,074,795)       (21,053,657)       (596,371)       (11,526,154)
                                                            ----------      -------------       ---------      -------------
Change in net assets from capital share transactions         2,127,460      $  41,461,307       1,767,535      $  33,353,341
                                                            ==========      =============       =========      =============
CLASS Y: (A)
Shares sold                                                         53      $       1,000               -                  -
Shares issued upon reinvestment of distributions                     2                 30               -                  -
Shares redeemed                                                      -                  -               -                  -
                                                            ----------      -------------       ---------      -------------
Change in net assets from capital share transactions                55      $       1,030               -                  -
                                                            ==========      =============       =========      =============


                                                                           MENTOR BALANCED PORTFOLIO
                                                         -------------------------------------------------------------
                                                                  PERIOD ENDED                     YEAR ENDED
                                                                    9/30/98                         9/30/97
                                                         ------------------------------   ----------------------------
                                                            SHARES          DOLLARS          SHARES         DOLLARS
                                                         ------------   ---------------   ------------   -------------
CLASS A: (B)
Shares sold                                                 258,246      $  3,577,935              -      $        -
Shares issued upon reinvestment of distributions                  -                 -              -               -
Shares redeemed                                                   -                 -              -               -
                                                            -------      ------------        -------      ----------
Change in net assets from capital share transactions        258,246      $  3,577,935              -      $        -
                                                            =======      ============        =======      ==========
CLASS B:
Shares sold                                                 412,403      $  5,702,737              -      $        -
Shares issued upon reinvestment of distributions             88,886         1,300,249         37,773         558,075
Shares redeemed                                             (48,378)         (810,125)       (39,915)       (636,137)
Conversion of Class B Shares to Class Y Shares             (273,416)       (3,350,117)             -               -
                                                           --------      ------------        -------      ----------
Change in net assets from capital share transactions        179,495      $  2,842,744         (2,142)     $  (78,062)
                                                           ========      ============        =======      ==========
CLASS Y: (B)
Shares sold                                                       -      $          -              -      $        -
Shares issued upon reinvestment of distributions                  -                 -              -               -
Shares redeemed                                              (7,305)         (100,000)             -               -
Conversion of Class B Shares to Class Y Shares              273,416         3,350,117              -               -
                                                           --------      ------------        -------      ----------
Change in net assets from capital share transactions        266,111      $  3,250,117              -      $        -
                                                           ========      ============        =======      ==========

(a) For the period from November 19, 1997 (initial offering of Class Y Shares) to September 30, 1998.
(b) For the period from September 16, 1998 (initial offering of Class A and Class Y Shares) to September 30, 1998.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

NOTE 7: CAPITAL SHARE TRANSACTIONS (CONTINUED)



                                                                          MENTOR MUNICIPAL INCOME PORTFOLIO
                                                         -------------------------------------------------------------------
                                                                    YEAR ENDED                         YEAR ENDED
                                                                     9/30/98                            9/30/97
                                                         --------------------------------   --------------------------------
                                                             SHARES           DOLLARS           SHARES           DOLLARS
                                                         -------------   ----------------   -------------   ----------------
CLASS A
Shares sold                                                1,688,990       $ 26,509,509         901,683       $ 13,789,961
Shares issued upon reinvestment of distributions              75,715          1,188,701          41,778            635,539
Shares redeemed                                             (423,337)        (6,641,364)       (214,874)        (3,272,170)
                                                           ---------       ------------        --------       ------------
Change in net assets from capital share transactions       1,341,368       $ 21,056,846         728,587       $ 11,153,330
                                                           =========       ============        ========       ============
CLASS B:
Shares sold                                                1,208,341       $ 18,966,860         782,655       $ 11,948,057
Shares issued upon reinvestment of distributions              91,662          1,436,340          83,433          1,268,808
Shares redeemed                                             (436,001)        (6,820,355)       (478,013)        (7,288,249)
                                                           ---------       ------------        --------       ------------
Change in net assets from capital share transactions         864,002       $ 13,582,845         388,075       $  5,928,616
                                                           =========       ============        ========       ============
CLASS Y: (A)
Shares sold                                                       64       $      1,000               -                  -
Shares issued upon reinvestment of distributions                   3                 43               -                  -
Shares redeemed                                                    -                  -               -                  -
                                                           ---------       ------------        --------       ------------
Change in net assets from capital share transactions              67       $      1,043               -                  -
                                                           =========       ============        ========       ============


                                                                            MENTOR QUALITY INCOME PORTFOLIO
                                                         ----------------------------------------------------------------------
                                                                     YEAR ENDED                          YEAR ENDED
                                                                      9/30/98                              9/30/97
                                                         ----------------------------------   ---------------------------------
                                                              SHARES            DOLLARS            SHARES           DOLLARS
                                                         ---------------   ----------------   ---------------   ---------------
CLASS A:
Shares sold                                                  4,256,782      $  56,191,423         2,838,801      $  37,052,906
Shares issued upon reinvestment of distributions               233,015          3,077,659            91,837          1,196,422
Shares redeemed                                             (1,597,720)       (21,178,895)         (529,521)        (6,928,329)
                                                            ----------      -------------         ---------      -------------
Change in net assets from capital share transactions         2,892,077      $  38,090,187         2,401,117      $  31,320,999
                                                            ==========      =============         =========      =============
CLASS B:
Shares sold                                                  3,811,046      $  50,451,628         2,058,671      $  26,889,217
Shares issued upon reinvestment of distributions               272,551          3,600,049           218,332          2,847,859
Shares redeemed                                             (1,478,885)       (19,526,706)       (1,089,318)       (14,250,845)
                                                            ----------      -------------        ----------      -------------
Change in net assets from capital share transactions         2,604,712      $  34,524,971         1,187,685      $  15,486,231
                                                            ==========      =============        ==========      =============
CLASS Y: (A)
Shares sold                                                         76      $       1,000                 -                  -
Shares issued upon reinvestment of distributions                     4                 51                 -                  -
Shares redeemed                                                      -                  -                 -                  -
                                                            ----------      -------------        ----------      -------------
Change in net assets from capital share transactions                80      $       1,051                 -                  -
                                                            ==========      =============        ==========      =============

(a) For the period from November 19, 1997 (initial offering of Class Y Shares) to September 30, 1998.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

NOTE 7: CAPITAL SHARE TRANSACTIONS (CONTINUED)



                                                                         MENTOR SHORT-DURATION INCOME PORTFOLIO
                                                         ----------------------------------------------------------------------
                                                                    YEAR ENDED                           YEAR ENDED
                                                                      9/30/98                             9/30/97
                                                         ---------------------------------   ----------------------------------
                                                              SHARES           DOLLARS            SHARES            DOLLARS
                                                         ---------------   ---------------   ---------------   ----------------
CLASS A:
Shares sold                                                  9,921,692      $ 124,978,729        2,047,670      $  25,768,187
Shares issued upon reinvestment of distributions               200,895          2,525,409           49,602            623,647
Shares redeemed                                             (4,997,458)       (62,897,886)        (505,078)        (6,351,983)
                                                            ----------      -------------        ---------      -------------
Change in net assets from capital share transactions         5,125,129      $  64,606,252        1,592,194      $  20,039,851
                                                            ==========      =============        =========      =============
CLASS B:
Shares sold                                                  3,500,465      $  44,073,519        1,121,483      $  14,121,033
Shares issued upon reinvestment of distributions               145,226          1,826,827           89,996          1,131,691
Shares redeemed                                             (1,563,684)       (19,674,936)      (1,027,042)       (12,921,363)
                                                            ----------      -------------       ----------      -------------
Change in net assets from capital share transactions         2,082,007      $  26,225,410          184,437      $   2,331,361
                                                            ==========      =============       ==========      =============
CLASS Y: (A)
Shares sold                                                         79      $       1,000                -                  -
Shares issued upon reinvestment of distributions                     4                 49                -                  -
                                                            ----------      -------------       ----------      -------------
Change in net assets from capital share transactions                83      $       1,049                -                  -
                                                            ==========      =============       ==========      =============


                                                          MENTOR HIGH INCOME PORTFOLIO
                                                         ------------------------------
                                                                  PERIOD ENDED
                                                                  9/30/98 (C)
                                                         ------------------------------
                                                             SHARES          DOLLARS
                                                         -------------   --------------
CLASS A:
Shares sold                                                4,775,208      $ 56,602,255
Shares issued upon reinvestment of distributions              51,541           580,207
Shares redeemed                                             (168,561)       (1,889,222)
                                                           ---------      ------------
Change in net assets from capital share transactions       4,658,188      $ 55,293,240
                                                           =========      ============
CLASS B:
Shares sold                                                5,890,307      $ 69,683,852
Shares issued upon reinvestment of distributions              62,441           701,346
Shares redeemed                                             (190,546)       (2,108,787)
                                                           ---------      ------------
Change in net assets from capital share transactions       5,762,202      $ 68,276,411
                                                           =========      ============

(a) For the period from November 19, 1997 (initial offering of Class Y Shares) to September 30, 1998.
(c) For the period from June 23, 1998 (commencement of operations) to September 30, 1998.



NOTE 8: SUBSEQUENT EVENT
Effective November 16, 1998, the Balanced Portfolio acquired substantially all the assets and assumed the liabilities of the Strategy Portfolio in exchange for Class A, Class B and Class Y shares of the Balanced Portfolio. The acquisition was accomplished by a tax-free exchange of the respective shares of the Balanced Portfolio for the net assets of the Strategy Portfolio. The net assets acquired amounted to $222,601,303. The aggregate net assets of the Balanced Portfolio immediately after the acquisition were $255,551,169.

MENTOR FUNDS
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE TRUSTEES AND SHAREHOLDERS
MENTOR FUNDS

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of Growth Portfolio, Global Portfolio, Capital Growth Portfolio, Strategy Portfolio, Income and Growth Portfolio, Balanced Portfolio, Municipal Income Portfolio, Quality Income Portfolio, Short-Duration Income Portfolio and High Income Portfolio, portfolios of Mentor Funds as of September 30, 1998 and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period ended September 30, 1998 as described more fully in each of the financial highlights of each of the funds. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth Portfolio, Global Portfolio, Capital Growth Portfolio, Strategy Portfolio, Income and Growth Portfolio, Balanced Portfolio, Municipal Income Portfolio, Quality Income Portfolio, Short-Duration Income Portfolio and High Income Portfolio, portfolios of Mentor Funds as of September 30, 1998, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period ended September 30, 1998, in conformity with generally accepted accounting principles.

                                                           /s/ KPMG Peat Marwick

Boston, Massachusetts
November 20, 1998

MENTOR FUNDS
ADDITIONAL INFORMATION
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

YEAR 2000 (UNAUDITED)

The Portfolio receives services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolio's other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.



FEDERAL TAX STATUS OF DIVIDENDS DECLARED (UNAUDITED)

Long-term capital gain dividends paid during the period are presented below. For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. All net investment income dividends were ordinary income, except for Municipal Income Portfolio that paid exempt income dividends. The percentage of qualifying dividends eligible for the corporate dividends received deduction are also listed below for the applicable Portfolios.



                             LONG-TERM      TAX-EXEMPT
                           CAPITAL GAIN       INCOME       QUALIFYING
PORTFOLIO                    DIVIDENDS       DIVIDENDS     DIVIDENDS
-----------------------   --------------   ------------   -----------
Growth                     $37,907,233      $        -            -
Global                       3,028,816               -            -
Capital Growth               9,208,016               -        21.04%
Strategy                    41,130,602               -         9.69%
Income and Growth            8,656,201               -        37.12%
Municipal Income                     -       3,949,481            -
Balanced                       893,299               -        11.33%
High Income                          -               -            -
Quality Income                       -               -            -
Short-Duration Income                -               -            -
-----------------------    -----------      ----------        -----

Shareholders of Mentor Strategy Portfolio (the "Strategy Portfolio") considered and acted upon the proposal listed below at a special meeting of shareholders held on Thursday November 12, 1998. In addition, below the proposal are the results of that vote.

1. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of Strategy Portfolio to Mentor Balanced Portfolio (the "Balanced Portfolio") in exchange for shares of the Balanced Portfolio and the assumption by the Balanced Portfolio of all of the liabilities of the Strategy Portfolio, and the distribution of such shares to the shareholders of the Strategy Portfolio in complete liquidation of the Strategy Portfolio:

  Affirmative   7,281,296
  Against         313,087
  Abstain         331,983

MENTOR FUNDS
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TRUSTEES

DANIEL J. LUDEMAN, TRUSTEE & CHAIRMAN
           Chairman and Chief Executive Officer
           Mentor Investment Group, LLC


ARCH T. ALLEN III, TRUSTEE
           Attorney at Law
           Allen & Moore, LLP


JERRY R. BARRENTINE, TRUSTEE
           President
           J.R. Barrentine & Associates


ARNOLD H. DREYFUSS, TRUSTEE
           Chairman
           Eskimo Pie Corporation


WESTON E. EDWARDS, TRUSTEE
           President
           Weston Edwards & Associates


THOMAS F. KELLER, TRUSTEE
           Former Dean, Fuqua School of Business
           Duke University


LOUIS W. MOELCHERT, JR., TRUSTEE
           Vice President for Business & Finance
           University of Richmond


J. GARNETT NELSON, TRUSTEE
           Consultant
           Mid-Atlantic Holdings, LLC


TROY A. PEERY, JR., TRUSTEE
           President
           Heilig-Meyers Company


PETER J. QUINN, JR., TRUSTEE
           Managing Director
           Mentor Investment Group, LLC

OFFICERS

PAUL F. COSTELLO, PRESIDENT
           Managing Director
           Mentor Investment Group, LLC


TERRY L. PERKINS, TREASURER
           Senior Vice President
           Mentor Investment Group, LLC


GEOFFREY B. SALE, SECRETARY
           Associate Vice President
           Mentor Investment Group, LLC


MICHAEL A. WADE, ASSISTANT TREASURER
           Vice President
           Mentor Investment Group, LLC














This report is authorized for distribution to prospective investors only when preceded or accompanied by a Mentor Funds prospectus, which contains complete information about fees, sales charges and expenses. Please read it carefully before you invest or send money.

                                 MENTOR FUNDS

                      STATEMENT OF ADDITIONAL INFORMATION



                (Mentor U.S. Government Money Market Portfolio,
 Mentor Money Market Portfolio, and Mentor Tax-Exempt Money Market Portfolio)


                               December 15, 1998


     This Statement of Additional Information relates to Retail and Institutional Shares of the Mentor U.S. Government Money Market Portfolio, Mentor Money Market Portfolio, and Mentor Tax-Exempt Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). Each of the Portfolios is a series of shares of beneficial interest of Mentor Funds (the "Trust"). The Mentor U.S. Government Money Market and Mentor Money Market Portfolios were previously known as the "Mentor Institutional U.S. Government Money Market Portfolio" and "Mentor Institutional Money Market Portfolio," respectively. This Statement is not a prospectus and should be read in conjunction with the relevant prospectus. Separate statements of additional information relate to the other Portfolios comprising the Trust. A copy of any prospectus or statement of additional information can be obtained upon request made to Mentor Services Company, Inc., at P.O. Box 1357, Richmond, Virginia 23218-1357, or calling Mentor Services Company, Inc. at 1-800-869-6042.

                              TABLE OF CONTENTS




CAPTION                                                                                       PAGE
-------                                                                                      -----
General ..................................................................................     1
Investment Restrictions ..................................................................     1
Certain Investment Techniques ............................................................     3
Management of the Trust ..................................................................     6
Principal Holders of Securities ..........................................................    10
Investment Advisory and Other Services ...................................................    10
Brokerage ................................................................................    12
Determination of Net Asset Value .........................................................    14
Tax Status ...............................................................................    15
The Distributor ..........................................................................    18
Independent Accountants ..................................................................    18
Custodian ................................................................................    18
Performance Information ..................................................................    18
Mentor Tax Exempt Money Market Portfolio -- Federal Taxable Equivalent Yield Table-1998       19
  Rates Shareholder Liability ...........................................................     23
Members of Investment Management Teams ...................................................    23
APPENDIX .................................................................................    24

                                    GENERAL

     Mentor Funds (the "Trust") is a Massachusetts business trust organized on January 20, 1992 as Cambridge Series Trust.


                            INVESTMENT RESTRICTIONS

     As fundamental investment restrictions, which may not be changed with respect to a Portfolio without approval by the holders of a majority of the outstanding shares of that Portfolio, a Portfolio may not:

       1. Purchase any security (other than U.S. Government securities) if as a result: (i) as to 75% of such Portfolio's total assets, more than 5% of the Portfolio's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Portfolio's total assets would be invested in a single industry; except that the Institutional Money Market Portfolio may invest up to 100% of its assets in securities of issuers in the banking industry.

       2. Acquire more than 10% of the voting securities of any issuer.

       3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

       4. Issue any class of securities which is senior to the Portfolio's shares of beneficial interest.

       5. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by a Portfolio in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

       6. Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes.

       7. Purchase or sell commodities or commodity contracts, except that a Portfolio may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

       8. Make loans, except by purchase of debt obligations in which the Portfolio may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

     In addition, it is contrary to the current policy of each Portfolio, which policy may be changed without shareholder approval, to invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the Portfolio's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a Prospectus with respect to a Portfolio, the other investment policies described in this Statement or in a Prospectus are not fundamental and may be changed by approval of the Trustees.

     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of a Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                         CERTAIN INVESTMENT TECHNIQUES

     Set forth below is information concerning certain investment techniques in which each Portfolio may engage, and certain of the risks they may entail.


REPURCHASE AGREEMENTS

     A Portfolio may enter into repurchase agreements. A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition established by the Trustees of the Trust and only with respect to obligations of the U.S. government or its agencies or instrumentalities or other high quality short term debt obligations. Repurchase agreements may also be viewed as loans made by a Portfolio which are collateralized by the securities subject to repurchase. The investment adviser will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Portfolio is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


LOANS OF PORTFOLIO SECURITIES

     A Portfolio may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government Securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Portfolio may at any time call the loan and regain the securities loaned; (3) a Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities of any Portfolio loaned will not at any time exceed one-third (or such other limit as the Trustee may establish) of the total assets of the Portfolio. Cash collateral received by a Portfolio may be invested in any securities in which the Portfolio may invest consistent with its investment policies. In addition, it is anticipated that a Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, its investment adviser considers all relevant facts and circumstances including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Portfolio retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by a Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Portfolio will not lend portfolio securities to borrowers affiliated with the Portfolio.

TAX-EXEMPT SECURITIES

     GENERAL DESCRIPTION. As used in the prospectus and in this Statement the term "Tax-Exempt Securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax-Exempt Securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses. Short-term Tax-Exempt Securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes. In addition, certain types of "private activity" bonds may be issued by public authorities to finance such projects as privately operated housing facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal, student loans, or the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may constitute Tax-Exempt Securities, although the current federal tax laws place substantial limitations on the size of such issues. Tax-Exempt Securities also include tax-exempt commercial paper, which are promissory notes issued by municipalities to enhance their cash flows.

     PARTICIPATION INTERESTS. The Tax-Exempt Money Market Portfolio may invest in Tax-Exempt Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Tax-Exempt Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on the certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Tax-Exempt Securities will be exempt from federal income tax to the same extent as interest on the Tax-Exempt Securities. The Tax-Exempt Money Market Portfolio may also invest in Tax-Exempt Securities by purchasing from banks participation interests in all or part of specific holdings of Tax-Exempt Securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement.

     STAND-BY COMMITMENTS. When the Tax-Exempt Money Market Portfolio purchases Tax-Exempt Securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Tax-Exempt Securities. A stand-by commitment may be considered a security independent of the state tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Tax-Exempt Security to a third party at any time. The Tax-Exempt Money Market Portfolio expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. No Fund expects to assign any value to stand-by commitments.

     YIELDS. The yields on Tax-Exempt Securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's Investors Service, Inc. and Standard & Poor's represent their opinions as to the quality of the Tax-Exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Tax-Exempt Securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, due to such factors as changes in the overall demand or supply of various types of Tax-Exempt Securities or changes in the investment objectives of investors. Subsequent to purchase by the Tax-Exempt Money Market Portfolio, an issue of Tax-Exempt Securities or other investments may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. Neither event will require the elimination of an investment from the Tax-Exempt Money Market Portfolio's portfolio, but Mentor Advisors will consider such an event in its determination of whether the Tax-Exempt Money Market Portfolio should continue to hold an investment in its portfolio.

     "MORAL OBLIGATION" BONDS. The Tax-Exempt Money Market Portfolio does not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Tax-Exempt Money Market Portfolio.

     ADDITIONAL RISKS. Securities in which the Tax-Exempt Money Market Portfolio may invest, including Tax-Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Tax-Exempt Securities may be materially affected. There is no assurance that any issuer of a Tax-Exempt Security will make full or timely payments of principal or interest or remain solvent.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax-exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Tax-Exempt Securities. Further proposals limiting the issuance of tax-exempt bonds may well be introduced in the future. If it appeared that the availability of Tax-Exempt Securities for investment by the Portfolio and the value of the Tax-Exempt Money Market Portfolio's portfolio could be materially affected by such changes in law, the Trustees of the Trust would reevaluate the Tax-Exempt Money Market Portfolio's investment objectives and policies and consider changes in the structure of the Tax-Exempt Money Market Portfolio or its dissolution.

                            MANAGEMENT OF THE TRUST

     The following table provides biographical information with respect to each Trustee and officer of the Trust. Each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, is indicated by an asterisk.




                             POSITION HELD
NAME AND ADDRESS              WITH A FUND             PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------   ----------------------   -----------------------------------------------------
Daniel J. Ludeman*           Chairman and Trustee     Chairman and Chief Executive Officer Mentor
c/o Mentor Funds                                      Investment Group, Inc.; Managing Director of
901 E. Byrd Street                                    Wheat First Butcher Singer, Inc. Director, Wheat,
Richmond, VA 23219                                    First Securities, Inc.; Chairman and Director Mentor
                                                      Income Fund, Inc., and America's Utility Fund,
                                                      Inc.; Chairman and Trustee, Cash Resource Trust,
                                                      Mentor Variable Investment Portfolios and Mentor
                                                      Institutional Trust.
Arnold H. Dreyfuss           Trustee                  Chairman, Eskimo Pie Corporation; Trustee, Cash
P.O. Box 18156                                        Resource Trust, Mentor Variable Investment
Richmond, Virginia 23226                              Portfolios and Mentor Institutional Trust; Director,
                                                      Mentor Income Fund, Inc. and America's Utility
                                                      Fund, Inc.; formerly, Chairman and Chief Executive
                                                      Officer, Hamilton Beach/Proctor-Silex, Inc.
Thomas F. Keller             Trustee                  R.J. Reynolds Industries Professor of Business
Fuqua School of Business                              Administration and Former Dean of Fuqua School
Duke University                                       of Business, Duke University; Director of LADD
Durham, NC 27706                                      Furniture, Inc., Wendy's International, Inc.,
                                                      American Business Products, Inc., Dimon, Inc., and
                                                      Biogen, Inc.; Director of Nations Balanced Target
                                                      Maturity Fund, Inc., Nations Government Income
                                                      Term Trust 2003, Inc., Nations Government Income
                                                      Term Trust 2004, Inc., Hatteras Income Securities,
                                                      Inc., Nations Institutional Reserves, Nations Fund
                                                      Trust, Nations Fund, Inc., Nations Fund Portfolios,
                                                      Inc., and Nations LifeGoal Funds, Inc. Trustee,
                                                      Cash Resource Trust, Mentor Variable Investment
                                                      Portfolios and Mentor Institutional Trust; Director,
                                                      Mentor Income Fund, Inc. and America's Utility
                                                      Fund, Inc.

                             POSITION HELD
NAME AND ADDRESS              WITH A FUND     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------   --------------   -----------------------------------------------------
Louis W. Moelchert, Jr.      Trustee          Vice President for Investments, University of
University of Richmond                        Richmond; Trustee, Cash Resource Trust, Mentor
Richmond, VA 23173                            Variable Investment Portfolios and Mentor
                                              Institutional Trust; Director, Mentor Income Fund,
                                              Inc. and America's Utility Fund, Inc.
Troy A. Peery, Jr.           Trustee          President, Heilig-Meyers Company; Trustee, Cash
Heilig-Meyers Company                         Resource Trust, Mentor Variable Investment
2235 Staples Mill Road                        Portfolios and Mentor Institutional Trust; Director,
Richmond, Virginia 23230                      Mentor Income Fund, Inc. and America's Utility
                                              Fund, Inc.
Peter J. Quinn, Jr.*         Trustee          Formerly, President, Mentor Distributors, Inc.;
c/o Mentor Funds                              Managing Director, Mentor Investment Group, LLC,
901 E. Byrd Street                            and Wheat First Butcher Singer, Inc.; formerly,
Richmond, VA 23219                            Senior Vice President/Director of Mutual Funds,
                                              Wheat First Butcher Singer, Inc.; Trustee, Cash
                                              Resource Trust, Mentor Variable Investment
                                              Portfolios and Mentor Institutional Trust; Director,
                                              Mentor Income Fund, Inc. and America's Utility
                                              Fund, Inc.
Arch T. Allen, III           Trustee          Attorney at law, Raleigh, North Carolina; Trustee,
c/o Mentor Funds                              Cash Resource Trust, Mentor Variable Investment
901 E. Byrd Street                            Portfolios and Mentor Institutional Trust; Director,
Richmond, VA 23219                            Mentor Income Fund, Inc. and America's Utility
                                              Fund, Inc.; formerly, Vice Chancellor for
                                              Development and University Relations, University
                                              of North Carolina at Chapel Hill.
Weston E. Edwards            Trustee          President, Weston Edwards & Associates; Trustee
c/o Mentor Funds                              Cash Resource Trust, Mentor Variable Investment
901 E. Byrd Street                            Portfolios and Mentor Institutional Trust; Director,
Richmond, VA 23219                            Mentor Income Fund, Inc. and America's Utility
                                              Fund, Inc.; Founder and Chairman, The Housing
                                              Roundtable; formerly, President, Smart Mortgage
                                              Access, Inc.

                        POSITION HELD
NAME AND ADDRESS         WITH A FUND            PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------   ---------------------   -----------------------------------------------------
Jerry R. Barrentine     Trustee                 President, J.R. Barretine & Associates; Trustee,
c/o Mentor Funds                                Cash Resource Trust, Mentor Variable Investment
901 E. Byrd Street                              Portfolios and Mentor Institutional Trust; Director,
Richmond, VA 23219                              Mentor Income Fund, Inc. and America's Utility
                                                Fund, Inc.; formerly, Executive Vice President and
                                                Chief Financial Officer, Barclays/American
                                                Mortgage Director Corporation; Managing Partner,
                                                Barrentine Lott & Associates.
J. Garnett Nelson       Trustee                 Consultant, Mid-Atlantic Holdings, LLC; Trustee,
c/o Mentor Funds                                Cash Resource Trust, Mentor Variable Investment
901 E. Byrd Street                              Portfolios and Mentor Institutional Trust; Director,
Richmond, VA 23219                              Mentor Income Fund, Inc., America's Utility Fund,
                                                Inc., GE Investment Funds, Inc., and Lawyers Title
                                                Corporation; Member, Investment Advisory
                                                Committee, Virginia Retirement System; formerly,
                                                Senior Vice President, The Life Insurance Company
                                                of Virginia.
Paul F. Costello        President               Managing Director, Wheat First Butcher Singer, Inc.
c/o Mentor Funds                                and Mentor Investment Group, LLC; President,
901 E. Byrd Street                              Cash Resource Trust, Mentor Income Fund, Inc.,
Richmond, VA 23219                              Mentor Institutional Trust, Mentor Variable
                                                Investment Portfolios and America's Utility Fund,
                                                Inc.; Director, Mentor Perpetual Advisors, LLC
Terry L. Perkins        Treasurer               Senior Vice President, Mentor Investment Group,
c/o Mentor Funds                                LLC; Treasurer, Mentor Institutional Trust, Cash
901 E. Byrd Street                              Resource Trust, Mentor Variable Investment
Richmond, VA 23219                              Portfolios,  Mentor Income Fund, Inc.;
                                                America's Utility Fund, Inc.; formerly,
                                                Treasurer and Comptroller, Ryland
                                                Capital Management, Inc.
Michael Wade            Assistant Treasurer     Vice President, Mentor Investment Group, LLC
c/o Mentor Funds                                Assistant Treasurer, Mentor Income Fund, Inc.,
901 E. Byrd Street                              Cash Resource Trust, Mentor Institutional Trust,
Richmond, VA 23219                              Mentor Variable Investment Portfolios and
                                                America's Utility Fund; formerly, Senior
                                                Accountant, Wheat First Butcher Singer, Inc., Audit
                                                Senior, BDO Seidman.

                       POSITION HELD
NAME AND ADDRESS        WITH A FUND     PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------   --------------   --------------------------------------------------
Geoffrey B. Sale       Secretary        Associate Vice President Mentor Investment Group,
c/o Mentor Funds                        LLC; Secretary, Cash Resource Trust, Mentor
901 E. Byrd Street                      Institutional Trust, Mentor Variable Investment
Richmond, VA 23219                      Portfolios; Clerk, America's Utility Fund, Inc.,
                                        Mentor Income Fund, Inc.


----------
* This Trustee is deemed to be an "interested person" of a Fund as defined in the 1940 Act.


     The table below shows the fees paid to each Trustee by the Trust for the 1998 fiscal year and the fees paid to each Trustee by all funds in the Mentor family (including the Trust) during the 1997 calendar year.





                                     AGGREGATE COMPENSATION       TOTAL COMPENSATION FROM
                                         FROM THE TRUST         ALL COMPLEX FUNDS (27 FUNDS)
TRUSTEES                             (FISCAL YEAR END 1998)         (CALENDAR YEAR 1998)
---------------------------------   ------------------------   -----------------------------
Daniel J. Ludeman ...............            $    0                       $     0
Arnold H. Dreyfuss ..............            $5,808                       $32,000
Thomas F. Keller ................            $4,859                       $32,000
Louis W. Moelchert, Jr. .........            $5,606                       $32,000
J. Garnett Nelson ...............            $5,393                       $40,000
Troy A. Peery, Jr. ..............            $5,405                       $32,000
Peter J. Quinn, Jr. .............            $    0                       $     0
Jerry R. Barrentine .............            $5,660                       $40,000
Weston E. Edwards ...............            $5,479                       $42,000
Arch T. Allen III ...............            $5,399                       $35,000


     The Trustees do not receive pension or retirement benefits from the Trust.



     The Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                        PRINCIPAL HOLDERS OF SECURITIES


     As of November 2, 1998, the officers and Trustees of the Trust owned as a group less than one percent of the outstanding shares of each Portfolio. To the knowledge of the Trust, no person owned of record or beneficially more than 5% of the outstanding shares of any Portfolio as of that date except that the following persons owned of record Institutional Shares of the Money Market
Portfolio:





PORTFOLIO                   HOLDER                         PERCENTAGE OWNERSHIP
-------------------------   ---------------------------   ---------------------
Money Market Portfolio-     EVEREN Clearing Corp Cust     5.81%
Institutional Class         FBO Alif A Kuri IRA
                            112 Francis St
                            Kent, OH 44240
Money Market Portfolio-     Dinwiddie County              5.89%
Institutional Class         PO Box 178
                            Dinwiddie, VA 23841-0178
Money Market Portfolio-     Greensville County            5.94%
Institutional Class         1750 E. Atlantic St Rm 213
                            Emporia, VA 23847-6584
Money Market Portfolio-     Sussex County                 6.75%
Institutional Class         PO Box 13999
                            Sussex, VA 23884-0399
Money Market Portfolio-     City of Hopewell              9.08%
Institutional Class         300 N. Main St
                            Hopewell, VA 23860-2740



                    INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORY SERVICES

     Mentor Investment Advisors, LLC ("Mentor Advisors") serves as investment adviser to each Portfolio pursuant to a Management Contract with the Trust. Subject to the supervision and direction of the Trustees, Mentor Advisors manages a Portfolio's portfolio in accordance with the stated policies of that Portfolio and of the Trust. Mentor Advisors makes investment decisions for the Portfolios and places the purchase and sale orders for portfolio transactions. Mentor Advisors bears all of its expenses in connection with the performance of its services. In addition, Mentor Advisors pays the salaries of all officers and employees who are employed by it and the Trust.

     Mentor Advisors provides the Portfolios with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Portfolios and for the other investment advisory clients of

Mentor Advisors and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in an investment adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of Mentor Advisors in the interest achieving the most favorable net results for the Portfolio.

     The proceeds received by each Portfolio for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Portfolio, and constitute the underlying assets of that Portfolio. The underlying assets of each Portfolio will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Portfolio and with a share of the general liabilities of the Trust. Expenses with respect to a Portfolio may be allocated in proportion to the net asset values of that Portfolio except where allocations of direct expenses can otherwise be fairly made.

     Expenses incurred in the operation of a Portfolio or otherwise allocated to a Portfolio, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of Wheat First Butcher Singer and subsidiaries, SEC fees and related expenses, state Blue Sky qualification fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and statements of additional information for regulatory purposes or for distribution to shareholders, certain shareholder report charges and charges relating to corporate matters are borne by the Portfolio.

     Each Management Contract is subject to annual approval (beginning in 2000) by (i) the Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the affected Portfolio, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Mentor Advisors, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Management Contract is terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the affected Portfolio's shares, or by Mentor Advisors. Each Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).



MANAGEMENT FEES

     The investment adviser of each Portfolio receives an annual management fee from such Portfolio (which is described in the relevant Prospectus). The investment adviser pays a portion of that fee to any sub-adviser to the Portfolio.

     The Portfolios paid investment advisory fees in the amounts and for the periods indicated below (amounts shown reflect fee waivers where applicable):





                                       FISCAL YEAR     FISCAL YEAR
                                           1998           1997
                                      -------------   ------------
Money Market Portfolio ............      $ 52,000         N/A
U.S. Government Portfolio .........      $202,000      29,982
Tax-Exempt Portfolio ..............        N/A            N/A


                                   BROKERAGE

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by a Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of portfolio securities by a Portfolio will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Portfolios would not ordinarily pay significant brokerage commissions with respect to securities transactions.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Mentor Advisors receives brokerage and research services and other similar services from many broker-dealers with which it places the Portfolios' portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by the investment advisers' managers and analysts. Where the services referred to above are not used exclusively by Mentor Advisors for research purposes, Mentor Advisors, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to Mentor Advisors and its affiliates in advising various of its clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing the Portfolios.

     Mentor Advisors places all orders for the purchase and sale of portfolio investments for the Portfolios and buys and sells investments for the Portfolios through a substantial number of brokers and dealers. Mentor Advisors seeks the best overall terms available for the Portfolios, except to the extent it may be permitted to pay higher brokerage commissions as described below. In doing so, Mentor Advisors, having in mind a Portfolio's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.


     As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Mentor Advisors may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to it an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for a Portfolio on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Mentor Advisors' authority to cause a Portfolio to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Mentor Advisors does not currently intend to cause a Portfolio to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Mentor Advisors will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

     Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to such other policies as the Trustees may determine, Mentor Advisors may consider sales of shares of a Portfolio (and, if permitted by law, of the other Mentor funds) as a factor in the selection of broker-dealers to execute portfolio transactions for a Portfolio.


     The Trustees have determined that portfolio transactions for the Trust may be effected through Wheat, First Securities, Inc. ("Wheat"), First Union Brokerage Services ("FUBS") or EVEREN Securities, Inc. ("EVEREN"), broker-dealers affiliated with Mentor Advisors. The Trustees have adopted certain policies incorporating the standards of Rule 17e-l issued by the SEC under the 1940 Act which requires, among other things, that the commissions paid to Wheat, FUBS, and EVEREN must be reasonable and fair compared to the commissions, fees, or other remuneration received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. Wheat and EVEREN will not participate in brokerage commissions paid by a Portfolio to other brokers or dealers. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. A Portfolio will in no event effect principal transactions with Wheat, FUBS, or EVEREN in over-the-counter securities in which Wheat, FUBS, or EVEREN makes a market, as the case may be.

     Under rules adopted by the SEC, neither Wheat, FUBS, nor EVEREN may execute transactions for a Portfolio on the floor of any national securities exchange, but either may effect transactions for a Portfolio by transmitting orders for execution and arranging for the performance of this function by members of the exchange not associated with them. Wheat, FUBS, and EVEREN will be required to pay fees charged to those persons performing the floor brokerage elements out of the brokerage compensation it receives from a Portfolio. The Trust has been advised by Wheat that, on most transactions, the floor brokerage generally constitutes from 5% and 10% of the total commissions paid.

     The Portfolios paid no brokerage fees for the fiscal periods ended September 30, 1997 and 1998.

                       DETERMINATION OF NET ASSET VALUE

     The net asset value per share of each class of a Portfolio is determined twice each day as of 12:00 noon and as of the close of regular trading (generally 4:00 p.m. New York time) on each day the New York Stock Exchange is open for trading. The New York Stock Exchange is normally closed on the following national holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.

     The valuation of each Portfolio's portfolio securities is based upon its amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, each Portfolio seeks to maintain a constant net asset value of $1.00 per share, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of a Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield if he purchased shares of the Portfolio on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Portfolio would receive less investment income. The converse would apply on a day when the use of amortized cost by a Portfolio resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.

     The valuation of a Portfolio's portfolio instruments at amortized cost is permitted in accordance with Securities and Exchange Commission Rule 2a-7 and certain procedures adopted by the Trustees. Under these procedures, a Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, a Portfolio's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of a Portfolio's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether a Portfolio's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation may result in material dilution or is otherwise unfair to existing shareholders, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

     Since the net income of a Portfolio is declared as a dividend each time it is determined, the net asset value per share of a Portfolio remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in a Portfolio representing the reinvestment of dividend income is reflected by an increase in the number of shares of a Portfolio in the shareholder's account on the last day of each month (or, if that day is not a business day, on the next business day). It is expected that a Portfolio's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a Portfolio determined at any time is a negative amount, that Portfolio will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend by a Portfolio (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, that Portfolio will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Portfolio that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by its investment in a Portfolio.

     Should a Portfolio incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the Portfolio's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.


                                  TAX STATUS

     Each Portfolio intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").


     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, a Portfolio will not be subject to federal income tax on any of its net investment income or net realized capital gains that are distributed to its shareholders. As series of a Massachusetts business trust, the Portfolios under present law will not be subject to any excise or income taxes in Massachusetts.

     Distributions from a Portfolio will be taxable to a shareholder whether received in cash or additional shares. Such distributions that are designated as capital gains dividends will be taxable as such, regardless of how long Portfolio shares have been held, while other taxable distributions will be taxed as ordinary income.

     In order to qualify as a "regulated investment company," a Portfolio must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of a Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of U.S. Government or other regulated investment companies) of any issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, a Portfolio must in general distribute at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To satisfy these requirements, a Portfolio may engage in investment techniques that affect the amount, timing and character of its income and distributions.

     If a Portfolio failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Portfolio would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, a Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.


     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Portfolio's "required distribution" over its distributions in any calendar year. Generally, the "required distribution" is 98% of the Portfolio's ordinary income for the calendar year plus 98% of its capital gain net income realized during the one-year period ending on October 31, plus undistributed amounts from prior years. Each Portfolio intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Portfolio during October, November or December to shareholders of record on a date in any such month and paid by the Portfolio during the following January will be treated for federal tax purposes as paid by the Portfolio and received by shareholders on December 31 of the year in which declared.

     Distributions from a Portfolio (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Portfolio's investment income and net short-term gains. Net capital gain (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) of a Portfolio that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, generally taxable to individuals at a 20% rate, regardless of how long a shareholder has held the shares in the Portfolio.


     Each Portfolio is required to withhold 31% of all ordinary income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Portfolio shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom a Portfolio is notified that the shareholder has underreported income in the past, or who fails to certify to a Portfolio that the shareholder is not subject to such withholding. Shareholders who fail to furnish their current tax identification numbers are subject to a penalty of $50 for each such failure unless the failure is due to reasonable cause and not willfull neglect. An individual's taxpayer identification number is his or her Social Security number. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Portfolio with a proper certification.

     EXEMPT-INTEREST DIVIDENDS. A Portfolio will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Portfolio's taxable year, at least 50% of the total value of the Portfolio's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that a Portfolio properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If a Portfolio intends to be qualified to pay exempt-interest dividends, the Portfolio may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.


     Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Portfolio paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of a Portfolio's total distributions (not including capital gain dividends) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.


     In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

     A Portfolio which is qualified to pay exempt-interest dividends will inform investors within 60 days of the Portfolio's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of a Portfolio's income that was tax-exempt during the period covered by the distribution.


     REDEMPTIONS. Each Portfolio seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that a Portfolio will be able to do so. A shareholder may therefore recognize gain or loss on the sale or redemption of shares of a Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of that Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Long-term capital gain is generally taxable to individuals at a 20% rate. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.


     SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. A Portfolio's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Portfolio to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Portfolio may be required to sell securities in its portfolio that it otherwise would have continued to hold.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

Dividends and distributions also may be subject to state, local, foreign and other taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local, or foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).


                                THE DISTRIBUTOR


     Mentor Distributors, LLC, located at 3435 Stelzer Road, Columbus, Ohio 43219, is the principal distributor of the Portfolios' shares. Mentor Distributors, LLC is a wholly owned subsidiary of BISYS Fund Services, Inc.



                            INDEPENDENT ACCOUNTANTS

     KPMG Peat Marwick LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Portfolios' independent auditors, providing audit services, tax return review, and other tax consulting services.


                                   CUSTODIAN


     The custodian of the Portfolios, Investors Fiduciary Trust Company, is located at 127 West 10th Street, Kansas City, Missouri 64105. A custodian's responsibilities include generally safeguarding and controlling a Portfolio's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a Portfolio's investments.



                            PERFORMANCE INFORMATION

     The yield of each Portfolio is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Portfolio over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). A Portfolio's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.


     The U.S. Government Money Market Portfolio's yield and effective yield for the seven-day period ended September 30, 1998 were 5.13% and 5.26%, respectively.

     The Money Market Portfolio's yield and effective yield for the seven-day period ended September 30, 1998 were 5.28% and 5.42%, respectively.


     All data for each of the Portfolios are based on past performance and do not predict future results.

                 MENTOR TAX-EXEMPT MONEY MARKET PORTFOLIO --
               FEDERAL TAXABLE EQUIVALENT YIELD TABLE-1998 RATES





                          FEDERAL        FEDERAL    EFFECTIVE
          TAXPAYER        TAXABLE          TAX       FEDERAL
  YEAR     STATUS         INCOME         BRACKET      RATE
-------- ---------- ------------------ ----------- ----------
  1998    MARRIED   $       0-42,350       15.00%     15.00%
                    $ 42,351-102,300       28.00%     28.00%
                    $102,301-124,500       31.00%     31.00%
                    $124,501-155,950       31.00%     31.93%
                    $155,951-278,450       36.00%     37.08%
                       OVER $278,450       39.60%     40.79%
  1998    SINGLE    $       0-25,350       15.00%     15.00%
                    $  25,351-61,400       28.00%     28.00%
                    $ 61,401-124,500       31.00%     31.00%
                    $124,501-128,500       31.00%     31.93%
                     128,101-278,450       36.00%     37.08%
                      OVER $278,450        39.60%     40.79%



                                                   TAX-FREE YIELD
         --------------------------------------------------------------------------------------------------
            4.00%      4.50%      5.00%      5.50%      6.00%      6.50%      7.00%      7.50%      8.00%
         ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------
  YEAR
--------                                      TAXABLE EQUIVALENT YIELD
  1998       4.71%      5.29%      5.88%      6.47%      7.06%      7.65%      8.24%      8.82%      9.41%
             5.56%      6.25%      6.94%      7.64%      8.33%      9.03%      9.72%     10.42%     11.11%
             5.80%      6.52%      7.25%      7.97%      8.70%      9.42%     10.14%     10.87%     11.59%
             5.88%      6.61%      7.35%      8.08%      8.81%      9.55%     10.28%     11.02%     11.75%
             6.36%      7.15%      7.95%      8.74%      9.54%     10.33%     11.13%     11.92%     12.71%
             6.76%      7.60%      8.44%      9.29%     10.13%     10.98%     11.82%     12.67%     13.51%
  1998       4.71%      5.29%      5.88%      6.47%      7.06%      7.69%      8.24%      8.82%      9.41%
             5.56%      6.25%      6.94%      7.64%      8.33%      9.03%      9.72%     10.42%     11.11%
             5.80%      6.52%      7.25%      7.97%      8.70%      9.42%     10.14%     10.87%     11.59%
             5.88%      6.61%      7.35%      8.08%      8.81%      9.55%     10.28%     11.02%     11.75%
             6.36%      7.15%      7.95%      8.74%      9.54%     10.33%     11.13%     11.92%     12.71%
             6.76%      7.60%      8.44%      9.29%     10.13%     10.98%     11.82%     12.67%     13.51%



---------
Note:  This tables reflects the following:

1 Taxable Income, as reflected in the above table, equals Federal adjusted gross income (AGI), less personal exemptions and itemized deductions. However, certain itemized deductions are reduced by the lesser of (i) three percent of the amount of the taxpayer's AGI over $124,500, or (ii) 80 percent of the amount of such itemized deductions otherwise allowable. The effect of the three percent phase out on all itemized deductions and not just those deductions subject to the phase out is reflected above in the combined Federal and state tax rates through the use of higher effective Federal tax rates. In addition, the effect of the 80 percent cap on overall percent cap on overall itemized deductions is not reflected on this table. Federal income tax rules also provide that personal exemptions are phased out at a rate of two percent for each $2,500 (or fraction thereof) of AGI in excess of $186,800 for married taxpayers filing a joint tax return and $124,500 for single taxpayers. The effect of the phase out of personal exemptions is not reflected in the above table.

2 The effect of state income taxes are not considered in the above table. Such consideration would increase the taxable equivalent yield to the extent that the municipal obligations are issued by the taxpayer's state of residence.

3 Interest earned on municipal obligations may be subject to the federal alternative minimum tax. This provision is not incorporated into the table.

4 The taxable equivalent yield table does not incorporate the effect of graduated rate structures in determinig yields. Instead, the tax rates used are the highest marginal tax rates applicable to the income levels indicated within each bracket.

5 Interest earned on all municipal obligations may cause certain investors to be subject to tax on a portion of their Social Security and/or railroad retirement benefits. The effect of this provision is not included in the above table.

     Of course, there is no assurance that the Tax-Exempt Money Market Portfolio will achieve any specific tax-exempt yield. While it is expected that the Tax-Exempt Money Market Portfolio will invest principally in obligations which pay interest exempt from federal income tax, other income received by the Tax-Exempt Money Market Portfolio may be taxable. The table does not take into account any state or local taxes payable on Tax-Exempt Money Market Portfolio distributions.


     Independent statistical agencies measure a Portfolio's investment performance and publish comparative information showing how the Portfolio, and other investment companies, performed in specified time periods. Agencies whose reports are commonly used for such comparisons are set forth below. From time to time, a Portfolio may distribute these comparisons to its shareholders or to potential investors. The agencies listed below measure performance based on the basis of their own criteria rather than on the basis of the standardized performance measures described above.

     Lipper Analytical Services, Inc. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, reflecting generally changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, for example year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

     Morningstar, Inc. distributes mutual fund ratings twice a month. the ratings are divided into five groups: highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds with similar objectives. The performance factor is a weighted-average assessment of the Portfolio's 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's Corporation and Moody's Investor Service, Inc.

Weisenberger's Management Results publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year performance. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.


     Independent publications may also evaluate a Portfolio's performance. Certain of those publications are listed below, at the request of Mentor Distributors, which bears full responsibility for their use and the descriptions appearing below. From time to time any or all of the Portfolios may distribute evaluations by or excerpts from these publications to its shareholders or to potential investors. The following illustrates the types of information provided by these publications.

     Business Week publishes mutual fund rankings in its Investment Figures of the Week column. The rankings are based on 4-week and 52-week total return reflecting changes in net asset value and the reinvestment of all distributions. They do not reflect deduction of any sales charges. Portfolios are not categorized; they compete in a large universe of over 2,000 funds. The source for rankings is data generated by Morningstar, Inc.

     Investor's Business Daily publishes mutual fund rankings on a daily basis. The rankings are depicted as the top 25 funds in a given category. The categories are based loosely on the type of fund, e.g., growth funds, balanced funds, U.S. government funds, GNMA funds, growth and income funds, corporate bond funds, etc. Performance periods for sector equity funds can vary from 4 weeks to 39 weeks; performance periods for other fund groups vary from 1 year to 3 years. Total return performance reflects changes in net asset value and reinvestment of dividends and capital gains. The rankings are based strictly on total return. They do not reflect deduction of any sales charges Performance grades are conferred from A+ to E. An A+ rating means that the fund has performed within the top 5% of a general universe of over 2000 funds; an A rating denotes the top 10%; an A- is given to the top 15%, etc.

     Barron's periodically publishes mutual fund rankings. The rankings are based on total return performance provided by Lipper Analytical Services. The Lipper total return data reflects changes in net asset value and reinvestment of distributions, but does not reflect deduction of any sales charges. The performance periods vary from short-term intervals (current quarter or year-to-date, for example) to long-term periods (five-year or ten-year performance, for example). Barron's classifies the funds using the Lipper mutual fund categories, such as Capital Appreciation Portfolios, Growth Portfolios, U.S. Government Portfolios, Equity Income Portfolios, Global Portfolios, etc. Occasionally, Barron's modifies the Lipper information by ranking the funds in asset classes. "Large funds" may be those with assets in excess of $25 million; "small funds" may be those with less than $25 million in assets.

     The Wall Street Journal publishes its Mutual Portfolio Scorecard on a daily basis. Each Scorecard is a ranking of the top-15 funds in a given Lipper Analytical Services category. Lipper provides the rankings based on its total return data reflecting changes in net asset value and reinvestment of distributions and not reflecting any sales charges. The Scorecard portrays 4-week, year-to-date, one-year and 5-year performance; however, the ranking is based on the one-year results. The rankings for any given category appear approximately once per month.

     Fortune magazine periodically publishes mutual fund rankings that have been compiled for the magazine by Morningstar, Inc. Portfolios are placed in stock or bond fund categories (for example, aggressive growth stock funds, growth stock funds, small company stock funds, junk bond funds, Treasury bond funds etc.), with the top-10 stock funds and the top-5 bond funds appearing in the rankings. The rankings are based on 3-year annualized total return reflecting changes in net asset value and reinvestment of distributions and not reflecting sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.

     Money magazine periodically publishes mutual fund rankings on a database of funds tracked for performance by Lipper Analytical Services. The funds are placed in 23 stock or bond fund categories and analyzed for five-year risk adjusted return. Total return reflects changes in net asset value and reinvestment of all dividends and capital gains distributions and does not reflect deduction of any sales charges. Grades are conferred (from A to E): the top 20% in each category receive an A, the next 20% a B, etc. To be ranked, a fund must be at least one year old, accept a minimum investment of $25,000 or less and have had assets of at least $25 million as of a given date.

     Financial World publishes its monthly Independent Appraisals of Mutual Portfolios, a survey of approximately 1000 mutual funds. Portfolios are categorized as to type, e.g., balanced funds, corporate bond funds, global bond funds, growth and income funds, U.S. government bond funds, etc. To compete, funds must be over one year old, have over $1 million in assets, require a maximum of $10,000 initial investment, and should be available in at least 10 states in the United States. The funds receive a composite past performance rating, which weighs the intermediate- and long-term past performance of each fund versus its category, as well as taking into account its risk, reward to risk, and fees. An A+ rated fund is one of the best, while a D- rated fund is one of the worst. The source for Financial World rating is Schabacker investment management in Rockville, Maryland.

     Forbes magazine periodically publishes mutual fund ratings based on performance over at least two bull and bear market cycles. The funds are categorized by type, including stock and balanced funds, taxable bond funds, municipal bond funds, etc. Data sources include Lipper Analytical Services and CDA Investment Technologies. The ratings are based strictly on performance at net asset value over the given cycles. Portfolios performing in the top 5% receive an A+ rating; the top 15% receive an A rating; and so on until the bottom 5% receive an F rating. Each fund exhibits two ratings, one for performance in "up" markets and another for performance in "down" markets.

     Kiplinger's Personal Finance Magazine (formerly Changing Times), periodically publishes rankings of mutual funds based on one-, three- and five-year total return performance reflecting changes in net asset value and reinvestment of dividends and capital gains and not reflecting deduction of any sales charges. Portfolios are ranked by tenths: a rank of 1 means that a fund was among the highest 10% in total return for the period; a rank of 10 denotes the bottom 10%. Portfolios compete in categories of similar funds -- aggressive growth funds, growth and income funds, sector funds, corporate bond funds, global governmental bond funds, mortgage-backed securities funds, etc. Kiplinger's also provides a risk-adjusted grade in both rising and falling markets. Portfolios are graded against others with the same objective. The average weekly total return over two years is calculated. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund.


     U.S. News and World Report periodically publishes mutual fund rankings based on an overall performance index (OPI) devised by Kanon Bloch Carre & Co., a Boston research firm. Over 2000 funds are tracked and divided into 10 equity, taxable bond and tax-free bond categories. Portfolios compete within the 10 groups and three broad categories. The OPI is a number from 0-100 that measures the relative performance of funds at least three years old over the last 1, 3, 5 and 10 years and the last six bear markets. Total return reflects changes in net asset value and the reinvestment of any dividends and capital gains distributions and does not reflect deduction of any sales charges. Results for the longer periods receive the most weight.

     The 100 Best Mutual Portfolios You Can Buy (1992), authored by Gordon K. Williamson. The author's list of funds is divided into 12 equity and bond fund categories, and the 100 funds are determined by applying four criteria. First, equity funds whose current management teams have been in place for less than five years are eliminated. (The standard for bond funds is three years.) Second, the author excludes any fund that ranks in the bottom 20 percent of its category's risk level. Risk is determined by analyzing how many months over the past three years the fund has underperformed a bank CD or a U.S. Treasury bill. Third, a fund must have demonstrated strong results for current three-year and five-year performance. Fourth, the fund must either possess, in Mr. Williamson's judgment, "excellent" risk-adjusted return or "superior" return with low levels of risk. Each of the 100 funds is ranked in five categories: total return, risk/volatility, management, current income and expenses. The rankings follow a fivepoint system: zero designates "poor"; one point means "fair"; two points denote "good"; three points qualify as a "very good"; four points rank as "superior"; and five points mean "excellent."

                             SHAREHOLDER LIABILITY


     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder held personally liable for the obligations of a Portfolio. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations.



                    MEMBERS OF INVESTMENT MANAGEMENT TEAMS

   The following persons are investment personnel of Mentor Advisors:


MENTOR INVESTMENT ADVISORS, LLC

CASH MANAGEMENT


R. PRESTON NUTTALL, CFA -- MANAGING DIRECTOR, CHIEF INVESTMENT OFFICER
Mr. Nuttall has more than 30 years of investment management experience. Prior to Mentor Advisors, he led short-term fixed-income management for fifteen years at Capitoline Investment Services, Inc. He has his undergraduate degree in economics from the University of Richmond and his graduate degree in finance from the Wharton School at the University of Pennsylvania.

HUBERT R. WHITE III -- SENIOR VICE PRESIDENT, PORTFOLIO MANAGER
Mr. White has 12 years of investment management experience. Prior to joining Mentor Advisors, he served for five years as portfolio manager with Capitoline Investment Services. He has his undergraduate degree in business from the University of Richmond.

GREGORY S. KAPLAN -- ASSOCIATE VICE PRESIDENT, PORTFOLIO MANAGER
Mr. Kaplan brings over six years of analytical and investment experience to Mentor. Prior to joining the firm, Mr. Kaplan served for four years as a credit specialist analyzing commercial credit for NationsBank. He began his career in the Investment Services division of Prudential Insurance. Mr. Kaplan is a graduate of Rutgers University and earned his MBS from the Pamplin College of Business at Virginia Polytechnic Institute and State University.

                                                                        APPENDIX

MOODY'S INVESTORS SERVICE, INC., BOND RATINGS

     AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA -- Bonds which are rated Baa are considered as medium-grade obligations, (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA -- Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principle or interest.

     CA -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


STANDARD AND POOR'S RATINGS SERVICE, INC., BOND RATINGS

     AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

     BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligations. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC -- An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

     C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed, or similar action has been taken, but payments on this obligation are being continued.

     D -- An obligation rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition, or the taking of a similar action if payments on an obligtion are jeopardized.


MOODY'S NOTE RATINGS

     MIG1/VMIG1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG2/VMIG2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

STANDARD AND POOR'S NOTE RATINGS

     SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus sign (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

     SP-3 -- Speculative capacity to pay principal and interest.


MOODY'S COMMERCIAL PAPER RATINGS

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics:

        --   Leading market positions in well established industries.
        --   High rates of return on funds employed.
        --   Conservative capitalization structure with moderate reliance on debt and ample asset protection.
        --   Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
        --   Well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

     A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of saety is not as high as for issues designated A-1.

     A-3 -- Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                              FINANCIAL STATEMENTS

MENTOR MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                    PRINCIPAL
                                     AMOUNT                 MARKET VALUE
BANKERS ACCEPTANCES - 5.56%
Bank of Montreal, 5.51%,
   12/08/98                       $1,335,740               $ 1,321,838
NationsBank Corporation,
   5.45%, 7/19/99                  1,000,000                   955,946
                                                           -----------
TOTAL BANKERS ACCEPTANCES                                    2,277,784
                                                           -----------
BANK NOTES - 21.97%
Abbey National North
   America, 5.88%, 12/22/98        1,000,000                 1,000,663
Banc One Milwaukee
   National Association,
   5.55%, 1/29/99                  1,000,000                   999,842
Bank of NewYork, 5.66%,
   6/17/99                         1,000,000                   999,503
FCC National Bank, 5.74%,
   5/07/99                         1,000,000                   999,657
First Tennessee Bank National
   Association, 5.65% -
   5.70%, 4/15/99 - 7/09/99        2,000,000                 1,999,373
Harris Trust, 5.55%,
   10/13/98                        2,000,000                 2,000,000
Key Bank National
   Association, 5.51%,
   1/14/99 (b)                     1,000,000                   999,881
                                                           -----------
TOTAL BANK NOTES                                             8,998,919
                                                           -----------
CERTIFICATES OF DEPOSIT - 9.76%
Bankers Trust Delaware,
   5.69%, 7/27/99                  1,000,000                   999,529
Canadian Imperial Bank,
   5.55%, 11/02/98                 2,000,000                 2,000,071
Rabobank Nederland NV,
   5.70%, 4/20/99                  1,000,000                 1,000,688
                                                           -----------
TOTAL CERTIFICATES OF DEPOSIT                                4,000,288
                                                           -----------
COMMERCIAL PAPER - 36.45%
General Electric Company,
   5.51%, 10/22/98                 2,000,000                 1,993,572
Greenwich Funding
   Corporation, 5.48%,
   11/09/98 (a)(c)                 2,000,000                 1,988,127
Mont Blanc Capital
   Corporation, 5.54%,
   10/22/98 (a)                    2,000,000                 1,993,537
Monte Rosa Capital
   Corporation, 5.53%,
   10/23/98 (a)                    2,000,000                 1,993,241
Rincon Securities Inc., 5.52%,
   11/23/98 (a)                    1,000,000                   991,873
Special Purpose Accounts
   Receivable Cooperative
   Corporation, 5.56%,
   10/23/98                        2,000,000                 1,993,204
Vehicle Services of America,
   Limited, 5.52%, 11/04/98        2,000,000                 1,989,573


                                   PRINCIPAL
                                    AMOUNT                MARKET VALUE
COMMERCIAL PAPER (CONTINUED)%
Windmill Funding
   Corporation, 5.55%,
   10/29/98 (a)                   $2,000,000               $ 1,991,367
                                                           -----------
TOTAL COMMERCIAL PAPER                                      14,934,494
                                                           -----------
FOOD & KINDRED PRODUCTS - 2.44%
Mississippi Business Financial
   Corporation (Taxable
   Variable Rate Demand
   Note), 5.55%, 1/01/23 (b)       1,000,000                 1,000,000
                                                           -----------
HEALTH CARE - 2.44%
Catholic Health Initiatives
   (Taxable Variable Rate
   Demand Note), 5.30%,
   12/01/27 (b)                    1,000,000                 1,000,000
                                                           -----------
REAL ESTATE - 2.93%
C.C.M. Properties, 5.70%,
   2/01/11 (b)                     1,200,000                 1,200,000
                                                           -----------
U.S. GOVERNMENT AGENCIES - 4.64%
Federal National Mortgage
   Association, 4.93%,
   1/21/99 (b)                     1,000,000                   999,877
Student Loan Marketing
   Association, 4.73%,
   11/10/98 (b)                      900,000                   899,666
                                                           -----------
TOTAL U.S. GOVERNMENT
   AGENCIES                                                  1,899,543
                                                           -----------
REPURCHASE AGREEMENTS - 13.23%
Goldman Sachs & Company
   Dated 9/30/98,  5.61%, due
   10/01/98, collateralized by
   $5,437,311  (original
   face value) Federal Home Loan
   Mortgage  Corporation,
   6.50% - 7.75%, 10/01/01 -
   05/01/13, market value
   $5,528,343
   (cost $5,419,944)               5,419,944                 5,419,944
                                                           -----------
TOTAL INVESTMENTS
   (COST $40,730,972)-99.42%
                                                            40,730,972
                                                           -----------
OTHER ASSETS LESS LIABILITIES - 0.58%
                                                               239,317
                                                           -----------
NET ASSETS - 100.00%                                       $40,970,289
                                                           ===========

Interest rates disclosed represent annualized yield to date of maturity, except for floating rate securities described in (b).
(a) These are securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines that have been established by the Board of Trustees unless otherwise noted.
(b) Floating Rate Securities -- The rates shown are the effective rates at September 30, 1998.
(c) The security is deemed illiquid because it can not be resold within seven business days from September 30, 1998.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------




                                   PRINCIPAL AMOUNT    MARKET VALUE
U.S. GOVERNMENT AGENCIES - 52.13%
Federal Farm Credit Bank,
   5.70%, 11/03/98                 $ 1,000,000         $  1,000,172
Federal Home Loan Bank,
   5.01%, 10/20/98 (a)               3,000,000            2,999,955
Federal Home Loan Bank,
   5.40% - 5.63%, 1/15/99 -
   7/15/99                           9,560,000            9,557,718
Federal Home Loan Mortgage
   Corporation, 5.30% -
   5.45%, 10/06/98 - 12/21/98       15,000,000           14,875,620
Federal Home Loan Mortgage
   Corporation, 5.33% -
   5.47%, 1/26/99 - 8/17/99
   (a)                               6,000,000            5,997,524
Federal National Mortgage
   Association, 5.20% -
   5.63%, 2/12/99 - 5/6/99          10,000,000            9,969,153
Federal National Mortgage
   Association, 4.93% -
   5.38%, 11/09/98 - 5/28/99
   (a)                              11,000,000           10,997,535
                                                       ------------
TOTAL U.S. GOVERNMENT
   AGENCIES                                              55,397,677
                                                       ------------
REPURCHASE AGREEMENTS - 47.70%
Dean Witter Dated 9/30/98,
   5.62%, due 10/1/98,
   collateralized by various
   U.S. Government securities
   with total original face value
   of $25,889,000, 5.49% -
   7.55%, 10/06/98 - 4/15/27,
   market value $25,500,152         25,000,000           25,000,000
Goldman Sachs & Company
   Dated 9/30/98,  5.61%, due
   10/01/98, collateralized by
   $16,131,941  (original
   face value) Federal Home Loan
   Mortgage  Corporation,
   7.50%, 10/01/27, market
   value $12,946,065                12,692,220           12,692,220
J.P. Morgan Securities, Inc. (b)
   Dated 7/16/98, 5.56%, due
   10/19/98, collateralized by
   $25,970,039 (original face
   value) Government
   National Mortgage
   Association, 8.50% -
   9.00%., 6/15/16 - 10/15/27,
   market value $8,217,789           8,000,000            8,000,000



                                 PRINCIPAL AMOUNT    MARKET VALUE
REPURCHASE AGREEMENTS (CONTINUED)
Merrill Lynch Dated 7/13/98,
   5.54%, due 10/13/98,
   collateralized by
   $20,347,264 (original face
   value) Federal National
   Mortgage  Association,
   10/01/24 - 12/01/25, market
   value $5,100,858                $ 5,000,000         $  5,000,000
                                                       ------------
TOTAL REPURCHASE AGREEMENTS                              50,692,220
                                                       ------------
TOTAL INVESTMENTS
   (COST $106,089,897)-99.83%                          $106,089,897
                                                       ------------


OTHER ASSETS LESS LIABILITIES - 0.17%
                                                            183,141
                                                       ------------
NET ASSETS - 100.00%                                   $106,273,038
                                                       ============

(a) Floating Rate Securities -- The rates shown are the effective rates at September 30, 1998.
(b) The security is deemed illiquid because it can not be resold within seven business days from September 30, 1998.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998

                                              MONEY MARKET         U.S. GOVERNMENT
                                               PORTFOLIO        MONEY MARKET PORTFOLIO
ASSETS
Investments, at amortized cost (Note 2)
Investment securities                        $  35,311,028         $   55,397,677
Repurchase agreements                            5,419,944             50,692,220
                                             -------------         --------------
 Total investments                              40,730,972            106,089,897
Receivables
 Dividends and interest                            270,031                585,632
 Fund shares sold                                  167,750                 54,000
Deferred expenses (Note 2)                          16,210                 15,375
                                             -------------         --------------
 TOTAL ASSETS                                   41,184,963            106,744,904
                                             -------------         --------------
LIABILITIES
Dividends payable                                  194,865                465,840
Accrued expenses and other liabilities              19,809                  6,026
                                             -------------         --------------
 TOTAL LIABILITIES                                 214,674                471,866
                                             -------------         --------------
NET ASSETS                                   $  40,970,289         $  106,273,038
                                             =============         ==============
SHARES OUTSTANDING                              40,970,289            106,273,038
NET ASSET VALUE PER SHARE                    $        1.00         $         1.00

STATEMENTS OF OPERATIONS
YEAR ENDED SEPTEMBER 30, 1998

                                                                U.S. GOVERNMENT
                                               MONEY MARKET      MONEY MARKET
                                              PORTFOLIO (A)        PORTFOLIO
INVESTMENT INCOME
Interest (Note 2)                              $ 1,816,540        $ 5,164,328
                                               -----------        -----------
EXPENSES
Management fee (Note 4)                             51,691            202,179
Transfer agent fee                                  22,291             34,490
Custodian and accounting fees                       16,449             35,521
Registration expenses                                8,933             18,100
Legal fees                                             727              1,659
Shareholder reports and postage expenses               652              1,444
Directors' fees and expenses                           575              1,327
Audit fees                                             489              1,008
Organizational expenses                                  -              4,100
Miscellaneous                                        3,480              3,440
                                               -----------        -----------
 Total expenses                                    105,287            303,268
                                               -----------        -----------
NET INVESTMENT INCOME                          $ 1,711,253        $ 4,861,060
                                               ===========        ===========

(a) For the period from November 19, 1997 (commencement of operations) to September 30, 1998.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      MONEY MARKET                U.S. GOVERNMENT
                                                                        PORTFOLIO              MONEY MARKET PORTFOLIO
                                                                      PERIOD ENDED         YEAR ENDED            PERIOD
                                                                       9/30/98 (B)          9/30/98         ENDED 9/30/97 (C)
NET INCREASE IN NET ASSETS
Operations
 Net investment income                                               $   1,711,253      $    4,861,060        $    741,466
                                                                     -------------      --------------        ------------
 Increase in net assets resulting from operations                        1,711,253           4,861,060             741,466
                                                                     -------------      --------------        ------------
Distributions to Shareholders
 From net investment income                                             (1,711,253)         (4,861,060)           (741,466)
                                                                     -------------      --------------        ------------
  Total distributions to shareholders                                   (1,711,253)         (4,861,060)           (741,466)
                                                                     -------------      --------------        ------------
Capital Share Transactions (Note 5)
 Proceeds from sale of shares                                           69,738,706         170,787,913          70,658,240
 Reinvested distributions                                                1,450,841           4,466,073             612,639
 Shares redeemed                                                       (30,219,258)       (130,785,595)         (9,466,232)
                                                                     -------------      --------------        ------------
 Change in net assets resulting from capital share transactions         40,970,289          44,468,391          61,804,647
                                                                     -------------      --------------        ------------
 Increase in net assets                                                 40,970,289          44,468,391          61,804,647
Net Assets
 Beginning of period                                                             -          61,804,647                   -
                                                                     -------------      --------------        ------------
 End of period                                                       $  40,970,289      $  106,273,038        $ 61,804,647
                                                                     =============      ==============        ============

FINANCIAL HIGHLIGHTS

                                                            MONEY MARKET         U.S. GOVERNMENT MONEY MARKET
                                                              PORTFOLIO                   PORTFOLIO
                                                            PERIOD ENDED        YEAR ENDED       PERIOD ENDED
                                                             9/30/98 (B)         9/30/98          9/30/97 (C)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $   1.00            $   1.00         $   1.00
                                                            --------            --------         --------
Income from investment operations
 Net investment income                                          0.05                0.05             0.01
                                                            --------            --------         --------
 Total from investment operations                               0.05                0.05             0.01
                                                            --------            --------         --------
Less distributions
 From net investment income                                    (0.05)              (0.05)           (0.01)
                                                            ---------           ---------        ---------
 Total distributions                                           (0.05)              (0.05)           (0.01)
                                                            ---------           ---------        ---------
Net asset value, end of period                              $   1.00            $   1.00         $   1.00
                                                            =========           =========        =========
TOTAL RETURN (D)                                                4.74%               5.42%            1.39%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $  40,970           $ 106,273        $  61,805
Ratio of expenses to average net assets                         0.33% (a)           0.33%            0.33% (a)
Ratio of net investment income to average net assets            5.35% (a)           5.27%            5.26% (a)

(a) Annualized.
(b) For the period from November 19, 1997 (commencement of operations) to September 30, 1998.
(c) For the period from June 27, 1997 (commencement of operations) to September 30, 1997.
(d) Not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

NOTE 1: ORGANIZATION

Mentor Funds is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Mentor Funds consists of twelve separate Portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at September 30, 1998, as follows:


      Mentor Growth Portfolio ("Growth Portfolio")
      Mentor Perpetual Global Portfolio
       ("Global Portfolio")
      Mentor Capital Growth Portfolio
       ("Capital Growth Portfolio")
      Mentor Strategy Portfolio ("Strategy Portfolio")
      Mentor Income and Growth Portfolio
       ("Income and Growth Portfolio")
      Mentor Balanced Portfolio ("Balanced Portfolio")
      Mentor Municipal Income Portfolio
       ("Municipal Income Portfolio")
      Mentor Quality Income Portfolio
       ("Quality Income Portfolio")
      Mentor Short-Duration Income Portfolio
       ("Short-Duration Income Portfolio")
      Mentor High Income Portfolio
       ("High Income Portfolio")
      Mentor U.S. Government Money Market
       Portfolio ("Government Portfolio")
      Mentor Money Market Portfolio
       ("Money Market Portfolio")

The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.

These financial statements include only Money Market Portfolio and Government Portfolio.

The investment objective of the Money Market Portfolio is to seek a high rate of current income consistent with preservation of capital and maintenance of liquidity. The Portfolio will invest in high-quality short-term instruments including U.S. Government securities, banker's acceptances, prime commercial paper, fixed-income securities of corporations and other private issuers, and money market instruments.

The Government Portfolio's investment objective is to seek a high rate of current income consistent with preservation of capital and maintenance of liquidity. The Portfolio invests exclusively in U.S. Treasury bills, notes and bonds, and other obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, or instrumentalities, and in repurchase agreements with respect to such obligations.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

(a) Valuation of Securities -- Securities held by the Portfolios are stated at amortized cost, which approximates market value as permitted by Rule 2a-7 of the Investment Company Act of 1940. In the event that a deviation of 1/2 of 1% or more exists between the Portfolios' $1.00 per share net asset value calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated. Net asset value per share is determined each business day for the Fund and is calculated by dividing net asset value by the number of shares outstanding at the end of each business day.


(b) Repurchase Agreements -- It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's possession all securities held as collateral in support of repurchase agreement investments.


Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.


The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.


(c) Security Transactions and Interest Income -- Security transactions for the Portfolios are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.


(d) Federal Taxes -- No provision for federal income taxes has been made since it is each Portfolios' intent to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.


(e) Deferred Expenses -- Costs incurred by the Portfolios in connection with their initial share registration and organization costs were deferred by the Portfolios and are being amortized on a straight-line basis over a five-year period.


(f) Distributions -- Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.



NOTE 3: DIVIDENDS

Each Portfolio declares a daily dividend, equal to its net investment income for that day. Dividends for the immediately preceding month will be paid on the fifteenth day of each calendar month. Distributions from net realized capital gains, if any, will be distributed annually.



NOTE 4: INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS

Mentor Investment Advisors, LLC ("Mentor Advisors"), the Portfolios' investment adviser, receives for its services an annual investment advisory fee not to exceed the following percentages of the average daily net assets of the
Portfolios: 0.22% of the first $500 million of the Portfolios' average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion. For the period ended September 30, 1998, Mentor Advisors earned advisory fees of $51,691 and $202,179 from Money Market Portfolio and Government Portfolio, respectively.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

Mentor Advisors is a wholly-owned subsidiary of Mentor Investment Group, LLC ("Mentor") which is in turn a subsidiary of Wheat First Union ("Wheat"). EVEREN Capital Corporation owns 20% of the outstanding interest in Mentor.



NOTE 5: CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in capital shares were as follows:


                                                    MENTOR MONEY
                                                  MARKET PORTFOLIO
                                                   PERIOD ENDED
                                                    9/30/98 (A)
Shares sold                                           69,738,706
Shares issued upon reinvestment of distributions       1,450,841
Shares redeemed                                      (30,219,258)
                                                     -----------
Change in net assets from capital share
  transactions                                        40,970,289
                                                     ===========


                                           MENTOR U.S. GOVERNMENT
                                           MONEY MARKET PORTFOLIO
                                       YEAR ENDED        PERIOD ENDED
                                         9/30/98          9/30/97 (B)
Shares sold                           170,787,913        70,658,240
Shares issued upon reinvestment
  of distributions                      4,466,073           612,639
Shares redeemed                      (130,785,595)       (9,466,232)
                                     ------------        ----------
Change in net assets from capital
  share transactions                   44,468,391        61,804,647
                                     ============        ==========

(a) For the period from November 19, 1997 (commencement of operations) to September 30, 1998.
(b) For the period from June 27, 1997 (commencement of operations) to September 30, 1997.

YEAR 2000 (UNAUDITED)
The Portfolios receive services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolios' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.

MENTOR FUNDS
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE TRUSTEES AND SHAREHOLDERS
MENTOR MONEY MARKET PORTFOLIO
MENTOR U.S. GOVERNMENT
MONEY MARKET PORTFOLIO

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, as of September 30, 1998 of Money Market Portfolio and U.S. Government Money Market Portfolio, portfolios of Mentor Funds, and the related statement of operations, statement of changes in net assets and financial highlights for Money Market Portfolio for the period from November 19, 1997 (commencement of operations) to September 30, 1998 and for U.S. Government Money Market Portfolio, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and for the period from June 27, 1997 (commencement of operations) to September 30, 1998. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Portfolio and U.S. Government Money Market Portfolio, portfolios of Mentor Funds, as of September 30, 1998, the results of their operations, the changes in their net assets and financial highlights for each of the years or periods indicated in the first paragraph above, in conformity with generally accepted accounting principles.


                                                           /s/ KPMG Peat Marwick


Boston, Massachusetts
November 20, 1998

MENTOR FUNDS
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TRUSTEES

DANIEL J. LUDEMAN, TRUSTEE & CHAIRMAN
           Chairman and Chief Executive Officer
           Mentor Investment Group, LLC


ARCH T. ALLEN III, TRUSTEE
           Attorney at Law
           Allen & Moore, LLP


JERRY R. BARRENTINE, TRUSTEE
           President
           J.R. Barrentine & Associates


ARNOLD H. DREYFUSS, TRUSTEE
           Chairman
           Eskimo Pie Corporation


WESTON E. EDWARDS, TRUSTEE
           President
           Weston Edwards & Associates


THOMAS F. KELLER, TRUSTEE
           Former Dean, Fuqua School of Business
           Duke University


LOUIS W. MOELCHERT, JR., TRUSTEE
           Vice President for Business & Finance
           University of Richmond


J. GARNETT NELSON, TRUSTEE
           Consultant
           Mid-Atlantic Holdings, LLC


TROY A. PEERY, JR., TRUSTEE
           President
           Heilig-Meyers Company


PETER J. QUINN, JR., TRUSTEE
           Managing Director
           Mentor Investment Group, LLC

OFFICERS

PAUL F. COSTELLO, PRESIDENT
           Managing Director
           Mentor Investment Group, LLC


TERRY L. PERKINS, TREASURER
           Senior Vice President
           Mentor Investment Group, LLC


GEOFFREY B. SALE, SECRETARY
           Associate Vice President
           Mentor Investment Group, LLC


MICHAEL A. WADE, ASSISTANT TREASURER
           Vice President
           Mentor Investment Group, LLC




This report is authorized for distribution to prospective investors only when preceded or accompanied by a Mentor Funds prospectus, which contains complete information about fees, sales charges and expenses. Please read it carefully before you invest or send money.

                      PART C.   OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:


  (a) Financial Statements

     (1) Audited Financial Statements and Financial Highlights (For all Portfolios other than Mentor Asset Allocation Portfolio, Mentor Growth Opportunities Portfolio, and Mentor Tax-Exempt Money Market Portfolio)

               Financial Statements:
               Portfolios of Investments -- September 30, 1998*
               Statements of Assets and Liabilities -- September 30, 1998* Statements of Operations -- year ended September 30, 1998* Statements of Changes in Net Assets -- years/periods ended
                 September 30, 1998 and September 30, 1997*
               Financial Highlights (+)*
               Notes to Financial Statements*
               Independent Auditors' Report*


_____________


*         Included in Part B to this Registration Statement.

(+)       Included in Part A to this Registration Statement.


      (b)  Exhibits:


           (1)(i) Conformed copy of Declaration of Trust of the Registrant, with Amendments No. 1 and 2 (2);


              (ii) Amendment No. 5 to the Declaration of Trust of the Registrant (12);

              (iii) Form of Amendment to the Declaration of Trust of the Registrant (13)

               (iv) Form of Proposed Amendment to the Declaration of Trust of the Registrant to be dated as of May 12, 1998 (14)



               (v) Amendment No. 6 to the Declaration of Trust of the Registrant (18)

              (vi) Amendment No. 7 to the Declaration of Trust of the Registrant (18)

             (vii) Amendment No. 8 to the Declaration of Trust of the Registrant (18)

           (2) (i)   Copy of By-Laws of the Registrant (1);

              (ii)   Amendment to By-Laws (18)


           (3)       Not applicable;

           (4) Portions of Registrant's Declaration of Trust and By-Laws relating to shareholder rights (1)(2)(12)(13);


           (5)(i)    Form Management Agreement of the Registrant
                     (Capital Growth, Income and Growth, Quality Income, and Municipal Income Portfolios) (14);


              (ii)   Form of Investment Advisory Agreement
                     (Municipal Income Portfolio) (14);

              (iii)  Form of Investment Advisory Agreement
                     (Income and Growth Portfolio) (14);

              (iv) Form of Investment Advisory and Management Agreement (Perpetual Global Portfolio) (8);

              (v)    Form of Investment Advisory and Management
                     Agreement (Growth Portfolio) (14);


               (vi)  Not Applicable

              (vii) Form of Investment Advisory and Management Agreement (Short-Duration Income Portfolio) (14);


              (viii) Form of Investment Advisory and Management
                     Agreement (Balanced Portfolio) (14);



              (ix) Form of Investment Advisory and Management Agreement (Institutional Money Market Portfolio) (14);

              (x) Form of Investment Advisory and Management Agreement (Institutional U.S. Government Money Market Portfolio)
                     (14);


              (xi) Form of Investment Advisory and Management Agreement (Growth Opportunities Portfolio) (11);


              (xii) Form of Investment Advisory and Management Agreement (Mentor High Income Portfolio) (14)

             (xiii)  Sub-Advisory Agreement (Mentor High Income Portfolio)(14)


              (xiv) Form of Investment Advisory and Management Agreement (Mentor Asset Allocation Portfolio) (13)

              (xv) Form of Investment Advisory and Management Agreement (Mentor Institutional Tax-Exempt Money Market Portfolio)
                     (17)


            (6)      Form of Distribution Agreement of the Registrant (14)


            (7)      Not applicable;

            (8)(i) Conformed copy of Custodian Contract of the Registrant with Investors Fiduciary Trust Company (2);

              (ii) Conformed copy of Custodian Contract of the Registrant with State Street Bank and Trust Company (2);


             (iii)   Form of Administration Agreement of the
                     Registrant in respect of certain Portfolios (14);


              (iv) Form of Custodian Contract with State Street Bank and Trust Company in respect of foreign securities(7);

               (v) Form of Administration Agreement of the Registrant in respect of the Money Market Portfolios (17)

            (9)(i) Conformed copy of Transfer Agency and Registrar Agreement of the Registrant (2);

              (ii) (a) Conformed copy of Shareholder Services Plan of the Registrant through and including Exhibit B in respect of the Capital Growth, Quality Income, Municipal Income, Income and Growth, and Global Portfolios (3);
                     (b) Form of Instrument of Transfer of Shareholder Services Plan (8);


                     (c) Form of New Exhibit C to the Shareholder Services Plan in respect of the Class A and B shares of the Growth, Strategy, Short-Duration Income Portfolios and the Balanced Portfolio (6);

                     (d) Form of New Exhibit D to Shareholder Services Plan in respect of Class A and B shares of the Growth Opportunities Portfolio (11);

                     (e) Form of New Exhibit E to Shareholder Services Plan in respect of Class A and B shares of the High Yield and Asset Allocation Portfolios (13);

           (9)(iii) Form of Agency Agreement with Investors Fiduciary Trust Company (Money Market Portfolios) (17);

           (9)(iv) Form of Draft Processing Agreement with Investors Fiduciary Trust Company (Money Market Portfolios) (17)

           (10)      Not applicable;


           (11)(i)   Conformed copy of Consent of Independent Auditors (18);

               (ii) Conformed copy of KPMG Peat Marwick LLP opinion on Methodology and Procedures for Accounting for Multiple Classes of Shares (5);

           (12)      Not applicable;

           (13)      Conformed copy of Initial Capital Understanding (1);

           (14)      Not applicable;



           (15)(i)   Plan of Distribution (12)

               (ii)  Revised Exhibit A to Plan of Distribution (17)

           (16)(i)   Schedules for Computation of Performance
                     (all Portfolios)(8)

           (18)      Amended and Restated Rule 18f-3(d) Plan (18)

           (24)      Powers of Attorney (18)

           (27)(i)   Financial Data Schedules (18)




1.   Incorporated by reference to Registrant's Pre-Effective
     Amendment No. 1 on Form N-1A filed April 14, 1992.
2.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 3 on Form N-1A filed May 14, 1993.
3.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 5 on Form N-1A filed November 26, 1993.
4.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 7 on Form N-1A filed August 3, 1994.
5.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 8 on Form N-1A filed January 27, 1995.
6.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 9 on Form N-1A filed March 15, 1995.
7.   Incorporated by reference to Registrant's Post-Effective
     Amendment No. 10 on Form N-1A filed January 15, 1996.
8. Incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 29, 1996.
9. Incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 22, 1997.
10. Incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed March 4, 1997.

11. Incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed November 7, 1997.

12. Incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed December 22, 1997.
13. Incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed on January 30, 1998.

14. Incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed on May 7, 1998.
15. Incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed on May 12, 1998.
16. Incorporated by reference to Registrant's Post-Effective Amendment No. 19 on form N-1A filed on July 10, 1998.
17. Incorporated by reference to Registrant's Post-Effective Amendment No. 20 on form N-1A filed on July 31, 1998.
18.  Filed herewith.


Item 25.  Persons Controlled by or Under Common Control with Registrant:

          Reference is made to "Principal Holders of Securities" in Part B of this Registration Statement


Item 26.  Number of Holders of Securities as of November 2, 1998




   Multiclass Portfolios          Class A    Class B      Class Y

Non-Money Market Portfolios

Capital Growth Portfolio           8,171     14,513         --
Global Portfolio                   3,528      8,647         --
Growth Portfolio                   6,391     30,247          8
Income and Growth Portfolio        4,074      8,644         --
Municipal Income Portfolio           826      1,350         --
Quality Income Portfolio           2,645      4,796         --
Short-Duration Income Portfolio    1,067        872         --
Balanced Portfolio                   377        526         7
High Income Portfolio              1,953      2,951         --


                                                Retail            Institutional
Money Market Portfolio                            4                    4
U.S. Government Money Market Portfolio            4                   74
Tax Exempt Money Market Portfolio                 4                    3



Item 27.  Indemnification:


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed January 31, 1992 (File Nos. 33-45315 and 811-6550).



Item 28.  Business and Other Connections of Investment Advisers

      The business and other connections of each director, officer, or partner of the entities below in which such director, officer, or partner is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee are set forth in the following tables.

      (a) The following is additional information with respect to the directors and officers of Mentor Investment Advisors, LLC:

                                                    Business, Profession,
                                                   Vocation or Employment
                               Position with            during the past
         Name                Investment Adviser        two fiscal years

John G. Davenport            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


R. Preston Nuttall           Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.


Paul F. Costello             Managing Director        Managing Director,
                                                      Mentor Investment Group,
                                                      LLC; President, Mentor
                                                      Funds, Mentor
                                                      Institutional Trust, Cash
                                                      Resource Trust, Mentor
                                                      Income Fund, Inc.; and
                                                      America's Utility Fund,
                                                      Inc.; Senior Vice
                                                      President, Mentor
                                                      Distributors, LLC;
                                                      Managing Director, Mentor
                                                      Perpetual Advisors, LLC.

Theodore W. Price            Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

P. Michael Jones             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Peter J. Quinn, Jr.          Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.

Daniel J. Ludeman            Chairman                 Chairman and Chief
                                                      Executive Officer,
                                                      Mentor Investment
                                                      Group, LLC.

Karen H. Wimbish             Managing Director        Managing Director,
                                                      Mentor Investment
                                                      Group, LLC.



Terry L. Perkins             Treasurer                Senior Vice President,
                                                      Mentor Investment Group,
                                                      L.L.C.

Michael A. Wade              Controller               Vice President, Mentor
                                                      Investment Group, L.L.C.

Geoffrey B. Sale             Secretary                Associate Vice President
                                                      Mentor Investment Group,
                                                      LLC; Clerk Mentor
                                                      Institutional Trust;
                                                      Secretary Cash Resource
                                                      Trust, Mentor Income Fund,
                                                      Inc., Mentor Funds and
                                                      Mentor Variable Investment
                                                      Portfolios.


(b) The following is additional information with respect to the directors and officers of Mentor Perpetual Advisors, LLC ("Mentor Perpetual"):


                                                       Other Substantial
                            Position with the          Business, Profession,
Name                        Investment Advisor         Vocation or Employment
Scott A. McGlashan          President                  Director, Perpetual
                                                       Portfolio Management
                                                       Limited.

Martyn Arbib                Managing Director          Chairman, Perpetual
                                                       Portfolio Management
                                                       Limited.

Roger C. Cormick            Managing Director          Deputy Chairman -
                                                       Marketing, Perpetual
                                                       Portfolio Management
                                                       Limited.


Paul F. Costello            Managing Director          Managing Director, Mentor
                                                       Investment Group, LLC
                                                       and Mentor Investment
                                                       Advisors, LLC; President,
                                                       Mentor Funds, Mentor
                                                       Institutional
                                                       Trust, Cash Resource
                                                       Trust, Mentor Income
                                                       Fund, Inc., and America's
                                                       Utility Fund, Inc.;
                                                       Senior Vice President,
                                                       Mentor Distributors, LLC.

Daniel J. Ludeman           Managing Director          Chairman and Chief
                                                       Executive Officer,
                                                       Mentor Investment
                                                       Group, LLC; Director,
                                                       Wheat First Securities,
                                                       Inc.; Managing Director,
                                                       Wheat First Butcher
                                                       Singer, Inc.

David S. Mossop             Managing Director          Director, Perpetual
                                                       Portfolio Management
                                                       Limited

Peter J. Quinn, Jr.         Managing Director          Managing Director,
                                                       Mentor Investment
                                                       Group, LLC.

Roderick A. Smyth           Managing Director          Managing Director,
                                                       Mentor Investment
                                                       Group, LLC.


* The address of Mentor Investment Group, LLC, Wheat, First Securities,
Inc., Wheat First Butcher Singer, Inc., Mentor Funds, Mentor Income
Fund, Inc., Mentor Investment Advisors, LLC, and Mentor Perpetual
Advisors, LLC is 901 East Byrd Street, Richmond, VA 23219. The address of Ryland Capital Management, Inc. and RAC Income Fund, Inc. is 11000
Broken Land Parkway, Columbia, MD 21044. The address of Perpetual
Portfolio Management Limited is 48 Hart Street, Henley-on-Thames, Oxon,
England, RG92AZ.



(c) Wellington Management Company, LLP ("Wellington Management") is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 28 of officers and partners of Wellington Management, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Wellington Management pursuant to the Advisers Act (SEC File No. 801-15908).


(d) The following is additional information with respect to the directors and officers of Van Kampen American Capital Management Inc., located at One Parkview Plaza, Oakbrook Terrace, Illinois 60181-4486:



                                                         Other Substantial
                           Position with                 Business, Profession,
     Name                Investment Advisor              Vocation or Employment
     ----                ------------------              ----------------------
Don G. Powell           Chairman and Director           Chairman and Director,
                                                        VK/AC Holding, Inc.,
                                                        Van Kampen American
                                                        Capital, Inc., Van
                                                        Kampen American Capital
                                                        Distributors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management, Inc., Van
                                                        Kampen American Capital
                                                        Investment Advisory
                                                        Corp., and Van
                                                        Kampen American Capital
                                                        Advisors, Inc.

Philip N. Duff          Chief Executive Officer         President and Chief
                                                        Executive Officer,
                                                        VK/AC Holding, Inc.
                                                        and Van Kampen American
                                                        Capital, Inc.

Dennis J. McDonnell     President and Chief             Executive Vice
                          Operating Officer             President, VK/AC
                                                        Holding, Inc. and Van
                                                        Kampen American
                                                        Capital, Inc.;
                                                        President and Chief
                                                        Operating Officer, Van
                                                        Kampen American
                                                        Capital Advisors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management, Inc.,
                                                        and Van Kampen
                                                        American Capital
                                                        Investment Advisory
                                                        Corp.

Ronald A. Nyberg        Executive Vice President        Executive Vice
                          and General Counsel           President and General
                                                        Counsel, VK/AC Holding,
                                                        Inc., Van Kampen
                                                        American Capital, Inc.,
                                                        Van Kampen American
                                                        Capital Distributors,
                                                        Inc., Van Kampen
                                                        American Asset
                                                        Management, Inc., Van
                                                        Kampen American
                                                        Investment Advisory
                                                        Corp., and Van Kampen
                                                        American Capital
                                                        Advisors, Inc.

William R. Rybak        Executive Vice President        Executive Vice
                          and Chief Financial           President and Chief
                          Officer                       Financial Officer,
                                                        VK/AC Holding, Inc.,
                                                        Van Kampen American
                                                        Capital, Inc., Van
                                                        Kampen American Capital
                                                        Distributors, Inc.,
                                                        Van Kampen American
                                                        Capital Asset
                                                        Management Inc., Van
                                                        Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.

Peter W. Hegel          Executive Vice President        Executive Vice
                                                        President, Van Kampen
                                                        American Capital Asset
                                                        Management, Inc.,
                                                        Van Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.

Alan T. Sachtleben      Executive Vice President        Executive Vice
                                                        President, Van Kampen
                                                        American Capital
                                                        Asset Management, Inc.,
                                                        Van Kampen American
                                                        Capital Investment
                                                        Advisory Corp., and
                                                        Van Kampen American
                                                        Capital Advisors, Inc.



Item 29.  Principal Underwriters:


     (a) Mentor Distributors, LLC, the Fund's principal underwriter, acts as principal underwriter for the following investment companies:


          The Mentor Funds
             o Mentor Growth Portfolio
             o Mentor Short-Duration Income Portfolio
             o Mentor Balanced Portfolio
             o Mentor Capital Growth Portfolio
             o Mentor Perpetual Global Portfolio
             o Mentor High Income Portfolio
             o Mentor Income and Growth Portfolio
             o Mentor Quality Income Portfolio
             o Mentor Municipal Income Portfolio
             o Mentor U.S. Government Money Market Portfolio
             o Mentor Money Market Portfolio
             o Mentor Tax-Exempt Money Market Portfolio


          Cash Resource Trust
             o Cash Resource Money Market Fund
             o Cash Resource U.S. Government Money Market Fund
             o Cash Resource Tax-Exempt Money Market Fund
             o Cash Resource California Tax-Exempt Money Market Fund
             o Cash Resource New York Tax-Exempt Money Market Fund

          Mentor Institutional Trust
             o Mentor U.S. Government Cash Management Portfolio
             o Mentor Fixed-Income Portfolio
             o Mentor Perpetual International Portfolio

          Mentor Investment Group
             o Mentor Income Fund
             o America's Utility Fund

          Mentor Variable Investment Portfolios
             o Mentor VIP Growth Portfolio
             o Mentor VIP Strategy Portfolio
             o Mentor VIP Balanced Portfolio
             o Mentor VIP Capital Growth Portfolio
             o Mentor VIP Perpetual International Portfolio

     (b)  Information concerning officers of Mentor Distributors, LLC:

                                            -10-


Name And Principal        Positions And Offices      Positions And Offices
Business Address*           With Underwriter           With Registrant
-----------------         --------------------       ---------------------
  Lynn Mangum                  Chairman                  Inapplicable
  D'Ray Moore                  President                 Inapplicable
  Dennis Sheehan               Executive Vice President  Inapplicable
  William J. Tomko             Senior Vice President     Inapplicable
  Mark J. Rybarczyk            Senior Vice President     Inapplicable
  Kevin J. Dell                Vice President and        Inapplicable
                                  Secretary
  Michael D. Burns             Vice President            Inapplicable
  David Blackmore              Vice President            Inapplicable
  Robert L. Tuch               Assistant Secretary       Inapplicable
  Steven Ludwig                Compliance Officer        Inapplicable

*Principal Address for all Officers:
   BISYS Fund Services, Inc.
   3435 Stelzer Road
   Columbus, Ohio 43219-8000


     (c)  Inapplicable.


Item 30.  Location of Accounts and Records

          Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Fund at 901 East Byrd Street, Richmond, Virginia 23219 or by Boston Financial Data Services, Inc., the Registrant's transfer agent, at 2 Heritage Drive, North Quincy, Massachusetts 02171. Records relating to the duties of the Registrant's custodian are maintained by the Registrant's Custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105. Records relating to the duties of the Registrant's distributor are maintained by the Registrant's Distributor, Mentor Distributors, LLC, 3435 Stelzer Road, Columbus, Ohio 43219-8000.


Item 31.  Management Services

     None.

Item 32.  Undertakings:

      (a) Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

      (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Richmond, and the Commonwealth of Virginia on this 30th day of November, 1998.




                                  MENTOR FUNDS


                                   By: /s/ Paul F. Costello
                                      ----------------------------
                                      Paul F. Costello

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacity and on the 30th day of November, 1998:


     Name                         Title
        *
-----------------------     Chairman and Trustee
Daniel J. Ludeman           (Chief Executive
                             Officer)



        *
                             Trustee
-----------------------
Peter J. Quinn, Jr.

        *
----------------------       Trustee
Arnold H. Dreyfuss


        *                    Trustee
-----------------------
Thomas F. Keller

        *                    Trustee
-----------------------
Louis W. Moelchert, Jr.


        *                    Trustee
-----------------------
Troy A. Peery, Jr.

        *                    Trustee
-----------------------
Arch T. Allen, III

        *                    Trustee
-----------------------
Weston E. Edwards

        *                    Trustee
-----------------------
Jerry R. Barrentine

        *                    Trustee
-----------------------
J. Garnett Nelson


  /s/ Paul F. Costello       President
------------------------
   Paul F. Costello



 /s/ Terry L. Perkins        Treasurer (Principal Financial
------------------------       and Accounting Officer)
   Terry L. Perkins


/s/ Paul F. Costello         Attorney-in-fact
------------------------
    Paul F. Costello


                                 EXHIBIT INDEX

Exhibit 1(v)   Amendment No. 6 to the Declaration of Trust of the Registrant.
Exhibit 1(vi)  Amendment No. 7 to the Declaration of Trust of the Registrant.
Exhibit 1(vii) Amendment No. 8 to the Declaration of Trust of the Registrant.
Exhibit 2(ii)  Amendment to By-Laws
Exhibit 11(i)  Conformed copy of Consent of Independent Auditors.
Exhibit 18     Amended and Restated Rule 18f-3(d) Plan.
Exhibit 24     Powers of Attorney.
Exhibit 27     Financial Data Schedules.